UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

Investment Company Act file number: 811-05970

Cash Account Trust

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-2500

Diane Kenneally

One International Place

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	4/30

Date of reporting period:	4/30/2019

ITEM 1.	REPORT TO STOCKHOLDERS

This N-CSR filing contains the annual reports relating to the classes of the following series of the registrant:

DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio — Service Shares

DWS Government & Agency Securities Portfolio — DWS Government Cash Institutional Shares and Government Cash Managed Shares

DWS Government & Agency Securities Portfolio — DWS Government & Agency Money Fund DWS Tax-Exempt Portfolio — DWS Tax-Exempt Cash Premier Shares and Tax-Exempt Cash Managed Shares

DWS Tax-Exempt Portfolio — DWS Tax-Exempt Money Fund

DWS Tax-Exempt Portfolio — DWS Tax-Free Money Fund Class S

DWS Tax-Exempt Portfolio — Tax-Free Investment Class

April 30, 2019

Annual Report

to Shareholders

Cash Account Trust

Service Shares

DWS Government & Agency Securities Portfolio

(formerly Deutsche Government & Agency Securities Portfolio)

DWS Tax-Exempt Portfolio

(formerly Deutsche Tax-Exempt Portfolio)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s Web site (dws.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank), or if you are a direct investor, by calling (800) 728-3337 or sending an email request to service@dws.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 728-3337 or send an email request to service@dws.com to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with DWS if you invest directly with the Fund.

Contents

3	Portfolio Management Review
DWS Government & Agency Securities Portfolio
8	Portfolio Summary
9	Investment Portfolio
13	Statement of Assets and Liabilities
15	Statement of Operations
16	Statements of Changes in Net Assets
17	Financial Highlights
DWS Tax-Exempt Portfolio
18	Portfolio Summary
19	Investment Portfolio
30	Statement of Assets and Liabilities

32	Statement of Operations
33	Statements of Changes in Net Assets
34	Financial Highlights
35	Notes to Financial Statements
47	Report of Independent Registered Public Accounting Firm
49	Information About Each Fund’s Expenses
50	Tax Information
51	Other Information
52	Advisory Agreement Board Considerations and Fee Evaluation
60	Board Members and Officers

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit dws.com. We advise you to consider a fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about each fund. Please read the prospectus carefully before you invest.

You could lose money by investing in the Funds. Although the Funds seek to preserve the value of your investment at $1.00 per share, each Fund cannot guarantee it will do so. The DWS Tax-Exempt Portfolio may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the DWS Tax-Exempt Portfolio’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain a fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on a fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares in a fund may have a significant adverse effect on the share prices of all classes of shares within that fund. Please read the prospectus for specific details regarding each Fund’s risk profile.

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE     MAY LOSE VALUE

NOT A DEPOSIT     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	Cash Account Trust — Service Shares

Portfolio Management Review	(Unaudited)

Market Overview

All performance information below is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Funds’ most recent month-end performance. The 7-day current yield refers to the income paid by the Funds over a 7-day period expressed as an annual percentage rate of each Fund’s shares outstanding. Yields fluctuate and are not guaranteed.

Over the past 12 months ended April 30, 2019, yields across the money market yield curve fluctuated based on the growing U.S. economy and evolving U.S. Federal Reserve (the Fed) statements and actions. In light of continued economic strength and a tight labor market, the Federal Open Market Committee (FOMC) raised short-term rates at its June 2018 meeting. In September, the Fed once again raised rates, with accompanying statements that at the time were viewed as aggressive regarding the prospects for future rate hikes. In December, a number of factors contributed to a considerable increase in financial market volatility and a tightening in overall financial conditions. These factors included statements by the Fed following its December 2018 rate hike. In December, the Fed’s messaging disappointed market watchers because the central bank did not commit to a pause in its rate hikes, despite signs that growth was slowing in some parts of the global economy. Disappointment in the Fed’s statements during the fourth quarter of 2018 coincided with a major correction in the stock markets, an inverted yield curve (often a predictor of economic recession), a widening of credit spreads, apparent difficulties in trade talks with China, and a U.S. government shutdown.

In January, the short-term rate environment underwent a meaningful change: Responding to the significant financial market disruptions that had taken place in late 2018, the Fed pivoted dramatically, taking all of its rate hike forecasts off the table and changing from a hawkish to a neutral (to some observers, even dovish) monetary policy stance. The Fed not only walked backed its projections of fed funds rate increases, but also lowered its U.S. economic growth estimates. Money market participants took the altered short-term rate expectations even further by “pricing in” a Fed rate cut in early 2020. At the end of the 12-month period, the

Cash Account Trust — Service Shares	|	3

market consensus was that in terms of possible short-term rate changes, the Fed would most likely be on hold for the remainder of 2019.

Positive Contributors to Fund Performance

DWS Government & Agency Securities Portfolio seeks to provide maximum current income consistent with stability of capital.

Within the DWS Government & Agency Securities Portfolio, we were able to maintain what we believe to be a competitive yield for the Fund during its annual period ended April 30, 2019. For the period, the Fund held a large percentage of portfolio assets in agency and Treasury floating-rate securities to take advantage of any rises in LIBOR and Treasury bill rates. At the same time, the Fund invested in overnight agency and Treasury repurchase agreements for liquidity and looked for yield opportunities from three- to six-month agency and Treasury securities.

DWS Tax-Exempt Portfolio seeks to provide maximum current income that is exempt from federal income taxes to the extent consistent with stability of capital.

For the DWS Tax Exempt Portfolio, we sought to achieve an attractive yield by implementing a strategic balance of short liquidity instruments, as well as longer-term products. With an increase in market volatility, keeping overweight balances in floating-rate VRDNs (Variable Rate Demand Notes) enabled the Fund to purchase fixed-term commercial paper with maturities of 30 to 90 days, providing what we believe to be attractive yield. (The interest rate of variable rate securities adjusts periodically based on indices such as the Securities Industry and Financial Market Association Index of Variable Rate Demand Notes. Because the interest rates of these instruments adjust as market conditions change, they provide flexibility in an uncertain interest rate environment.)

Negative Contributors to Fund Performance

The types of securities that we invested in tended to have lower yields than issues carrying more risk. We preferred to be cautious during a time of market uncertainty. In the end this may have cost the Funds some yield, but we believe that this represented a prudent approach to preserving principal.

4	|	Cash Account Trust — Service Shares

Outlook and Positioning

We are cautious regarding current U.S. economic policy, the global geopolitical situation, and the agenda on trade that the administration is pursuing. However, we believe that the economy can continue to expand, though with a possible slowdown later this year or early in 2020. For now we are positioning the Funds for continued growth. With no Fed rate hikes projected in the coming months, we plan to continue our current portfolio strategy until there is a significant shift in the market environment.

We continue our insistence on what we believe to be the highest credit quality within the Funds. We also plan to maintain what we believe to be our conservative investment strategies and standards under the current market conditions. We continue to apply what we believe to be a careful approach to investing on behalf of the Funds and to seek competitive yield for our shareholders.

Cash Account Trust — Service Shares	|	5

Fund Performance (as of April 30, 2019)

Performance is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted.

You could lose money by investing in the Funds. Although the Funds seek to preserve the value of your investment at $1.00 per share, each Fund cannot guarantee it will do so. The DWS Tax-Exempt Portfolio may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the DWS Tax-Exempt Portfolio’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time

7-Day Current Yield
DWS Government & Agency Securities Portfolio — Service Shares	1.51%*
DWS Tax-Exempt Portfolio — Service Shares	1.11%*
Equivalent Taxable Yield	1.70%**

Yields are historical, will fluctuate and do not guarantee future performance. The 7-day current yield refers to the income paid by the Funds over a 7-day period expressed as an annual percentage rate of the Funds’ shares outstanding. For the most current yield information, visit our Web site at dws.com.

*

The 7-Day Current Yield would have been 1.45% and 0.87% for DWS Government & Agency Securities Portfolio — Service Shares and DWS Tax-Exempt Portfolio — Service Shares respectively, had certain expenses not been reduced.

**

The equivalent taxable yield allows you to compare with the performance of taxable money market funds. For the DWS Tax-Exempt Portfolio, the equivalent taxable yield is based upon the marginal income tax rate of 40.8%. Income may be subject to local taxes and, for some investors, the alternative minimum tax.

Portfolio Management Team

A group of investment professionals is responsible for the day-to-day management of the Fund. These investment professionals have a broad range of experience managing money market funds.

The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.

6	|	Cash Account Trust — Service Shares

Terms to Know

The yield curve is a graphical representation of how yields on bonds of different maturities compare. Normally, yield curves slant up, as bonds with longer maturities typically offer higher yields than short-term bonds.

Floating-rate securities are debt instruments with floating-rate coupons that generally reset every 30 to 90 days. While floating-rate securities are senior to equity and fixed-income securities, there is no guaranteed return of principal in case of default. Floating-rate issues often have less interest-rate risk than other fixed-income investments. Floating-rate securities are most often secured assets, generally senior to a company’s secured debt, and can be transferred to debt holders, resulting in potential downside risk.

LIBOR, or London Interbank Offered Rate, is a benchmark rate that some of the world’s leading banks charge each other for short-term loans. LIBOR serves as the first step to calculating interest rates on various loans throughout the world.

A repurchase agreement, or “overnight repo,” is an agreement between a seller and a buyer, usually of government securities, where the seller agrees to repurchase the securities at a given price and usually at a stated time. Repos are widely used money market instruments that serve as an interest-bearing, short-term “parking place” for large sums of money.

Cash Account Trust — Service Shares	|	7

Portfolio Summary	(Unaudited)
DWS Government & Agency Securities Portfolio

Asset Allocation (As a % of Investment Portfolio)	4/30/19	4/30/18
Government & Agency Obligations	57%	82%
Repurchase Agreements	43%	18%
	100%	100%

Weighted Average Maturity	4/30/19	4/30/18
Cash Account Trust — DWS Government & Agency Securities Portfolio	21 days	33 days
iMoneyNet Government & Agencies Retail Money Fund Average*	29 days	31 days

*

The Fund is compared to its respective iMoney Net Category: Government & Agencies Retail Money Fund Average consists of all non-institutional government money market funds. Category includes the most broadly based of the government retail funds. These funds can invest in U.S. Treasuries, U.S. Other, Repos, whether or not they are backed by U.S. Treasuries and government-backed Floating Rate Notes.

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s holdings, see pages 9–12. A quarterly Fact Sheet is available on dws.com or upon request.

8	|	Cash Account Trust — Service Shares

Investment Portfolio	as of April 30, 2019

DWS Government & Agency Securities Portfolio

	Principal Amount ($)	Value ($)
Government & Agency Obligations 56.5%
U.S. Government Sponsored Agencies 55.6%

Federal Farm Credit Bank:

1-month LIBOR minus 0.123%, 2.35%**, 8/13/2019	25,000,000	25,000,000

1-month LIBOR minus 0.095%, 2.382%**, 7/25/2019	12,000,000	11,999,964

1-month LIBOR minus 0.075%, 2.402%**, 11/5/2019	18,000,000	17,999,051

1-month LIBOR minus 0.050%, 2.427%**, 2/25/2020	20,000,000	19,999,260

1-month LIBOR minus 0.050%, 2.429%**, 2/4/2020	32,000,000	32,000,000

1-month LIBOR minus 0.035%, 2.452%**, 8/20/2020	48,500,000	48,500,000

1-month LIBOR minus 0.025%, 2.454%**, 5/29/2020	12,500,000	12,499,327

1-month LIBOR plus 0.010%, 2.497%**, 8/19/2020	7,500,000	7,501,060

3-month LIBOR minus 0.180%, 2.556%**, 11/1/2019	25,000,000	25,000,000

2.626%*, 8/21/2019	10,000,000	9,919,422

1-month LIBOR plus 0.190%, 2.677%**, 6/20/2019	30,000,000	30,011,044

Federal Home Loan Bank:

2.49%, 5/6/2019	20,000,000	19,999,962

1-month LIBOR minus 0.125%, 2.362%**, 6/21/2019	40,000,000	40,000,000

3-month LIBOR minus 0.023%, 2.385%**, 12/3/2019	25,000,000	25,000,000

1-month LIBOR minus 0.085%, 2.388%**, 9/13/2019	38,000,000	38,000,000

3-month LIBOR minus 0.020%, 2.401%**, 1/16/2020	14,000,000	14,000,000

1-month LIBOR minus 0.065%, 2.414%**, 8/28/2019	18,500,000	18,500,000

1-month LIBOR minus 0.060%, 2.414%**, 12/6/2019	30,000,000	30,000,000

1-month LIBOR minus 0.055%, 2.418%**, 1/14/2020	30,000,000	30,000,000

2.423%*, 7/9/2019	40,000,000	39,816,767

3-month LIBOR minus 0.019%, 2.439%**, 8/28/2019	35,000,000	35,000,000

2.443%*, 8/15/2019	25,000,000	24,822,597

2.449%*, 6/12/2019	20,000,000	19,943,650

3-month LIBOR minus 0.245%, 2.449%**, 8/16/2019	35,000,000	34,993,606

3-month LIBOR minus 0.135%, 2.469%**, 4/13/2020	25,000,000	25,000,000

1-month LIBOR minus 0.010%, 2.476%**, 9/1/2020	20,000,000	20,000,000

2.486%*, 9/11/2019	48,000,000	47,565,179

3-month LIBOR minus 0.195%, 2.498%**, 2/14/2020	35,000,000	35,000,000

2.5%, 5/7/2019	44,000,000	43,999,898

SOFR plus 0.020%, 2.5%**, 8/27/2019	30,000,000	30,000,000

SOFR plus 0.025%, 2.505%**, 9/20/2019	8,500,000	8,500,000

SOFR plus 0.030%, 2.51%**, 10/9/2019	32,000,000	32,000,000

SOFR plus 0.035%, 2.515%**, 2/21/2020	28,000,000	28,000,000

SOFR plus 0.040%, 2.52%**, 6/21/2019	30,000,000	30,000,000

2.53%*, 5/31/2019	10,000,000	9,979,208

The accompanying notes are an integral part of the financial statements.

Cash Account Trust — Service Shares	|	9

	Principal Amount ($)	Value ($)

SOFR plus 0.060%, 2.54%**, 9/10/2019	28,000,000	28,000,000

SOFR plus 0.065%, 2.545%**, 11/15/2019	22,500,000	22,500,000

2.58%, 3/30/2020	62,000,000	62,000,000

SOFR plus 0.105%, 2.585%**, 10/1/2020	20,000,000	20,000,000

2.596%*, 7/29/2019	35,000,000	34,778,489

Federal Home Loan Mortgage Corp.:

1-month LIBOR minus 0.110%, 2.369%**, 5/28/2019	33,000,000	33,000,000

1-month LIBOR minus 0.100%, 2.374%**, 8/8/2019	68,000,000	67,998,958

2.454%*, 6/5/2019	50,000,000	49,882,361

SOFR minus 0.01%, 2.47%**, 5/20/2019	41,000,000	41,000,000

SOFR minus 0.01%, 2.47%**, 5/22/2019	50,000,000	50,000,000

SOFR minus 0.01%, 2.47%**, 8/5/2019	60,000,000	60,000,000

SOFR plus 0.010%, 2.49%**, 7/11/2019	14,000,000	14,000,000

SOFR plus 0.025%, 2.505%**, 5/8/2019	38,750,000	38,750,000

SOFR plus 0.030%, 2.51%**, 6/19/2019	32,000,000	32,000,000

Federal National Mortgage Association:

SOFR plus 0.060%, 2.54%**, 7/30/2020	16,500,000	16,500,000

SOFR plus 0.070%, 2.55%**, 10/30/2019	5,000,000	5,000,000

SOFR plus 0.075%, 2.555%**, 10/30/2020	22,000,000	22,000,000

SOFR plus 0.010%, 2.58%**, 4/30/2020	5,000,000	5,000,000

		1,522,959,803

U.S. Treasury Obligation 0.9%
U.S. Treasury Bill, 2.514%*, 6/13/2019	25,590,000	25,514,197
Total Government & Agency Obligations (Cost $1,548,474,000)		1,548,474,000

Repurchase Agreements 43.0%

Barclays Bank PLC, 2.75%, dated 4/30/2019, to be repurchased at $350,026,736 on 5/1/2019 (a)	350,000,000	350,000,000

BNP Paribas, 2.75%, dated 4/30/2019, to be repurchased at $345,626,400 on 5/1/2019 (b)	345,600,000	345,600,000

HSBC Securities, Inc., 2.75%, dated 4/30/2019, to be repurchased at $177,413,551 on 5/1/2019 (c)	177,400,000	177,400,000

Wells Fargo Bank, 2.77%, dated 4/30/2019, to be repurchased at $303,481,349 on 5/1/2019 (d)	303,458,000	303,458,000

Total Repurchase Agreements (Cost $1,176,458,000)		1,176,458,000

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $2,724,932,000)	99.5	2,724,932,000
Other Assets and Liabilities, Net	0.5	13,333,511

Net Assets	100.0	2,738,265,511

The accompanying notes are an integral part of the financial statements.

10	|	Cash Account Trust — Service Shares

*	Annualized yield at time of purchase; not a coupon rate.

**	Floating rate security. These securities are shown at their current rate as of April 30, 2019.

(a)	Collateralized by $356,634,000 U.S. Treasury Bonds, 2.25%, with various maturity dates of 3/31/2021-4/30/2021 with a value of $357,000,076.

(b)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
16,477,700	U.S. Treasury Bills	Zero Coupon	6/20/2019	16,422,005
284,000	U.S. Treasury Bonds	2.125	8/15/2021	284,158
333,794,200	U.S. Treasury Notes	1.875–2.75	3/15/2021–4/30/2026	335,805,875
Total Collateral Value				352,512,038

(c)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
66,737,800	U.S. Treasury Bonds	1.25–1.75	10/31/2019–11/30/2021	66,375,862
144,925,423	U.S. Treasury STRIPS	Zero Coupon	8/15/2025–5/15/2047	114,572,143
Total Collateral Value				180,948,005

(d)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
192,746,394	Federal National Mortgage Association	3–4.5	10/1/2033–3/1/2049	194,786,956
115,138,672	Federal National Mortgage Corp. — Interest Only	2.5–5	1/1/2034–5/1/2049	114,740,204
Total Collateral Value				309,527,160

Interest Only: Interest Only (IO) bonds represent the “interest only” portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

LIBOR: London Interbank Offered Rate

SOFR: Secured Overnight Financing Rate

STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The accompanying notes are an integral part of the financial statements.

Cash Account Trust — Service Shares	|	11

The following is a summary of the inputs used as of April 30, 2019 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities (e)	$—	$1,548,474,000	$—	$1,548,474,000
Repurchase Agreements	—	1,176,458,000	—	1,176,458,000
Total	$—	$2,724,932,000	$—	$2,724,932,000

(e)	See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

12	|	Cash Account Trust — Service Shares

Statement of Assets and Liabilities

as of April 30, 2019

Assets	DWS Government & Agency Securities Portfolio
Investment in securities, valued at amortized cost	$1,548,474,000
Repurchased agreements, valued at amortized cost	1,176,458,000
Cash	28,914,850
Receivable for Fund shares sold	5,921,099
Interest receivable	4,067,332
Other assets	84,582
Total assets	2,763,919,863

Liabilities
Payable for investments purchased	20,000,000
Payable for Fund shares redeemed	1,389,196
Distributions payable	3,594,110
Accrued management fee	39,232
Accrued Trustees’ fees	38,447
Other accrued expenses and payables	593,367
Total liabilities	25,654,352
Net assets, at value	$2,738,265,511

Net Assets Consist of
Distributable earnings (loss)	148,995
Paid-in capital	2,738,116,516
Net assets, at value	$2,738,265,511

The accompanying notes are an integral part of the financial statements.

Cash Account Trust — Service Shares	|	13

Statement of Assets and Liabilities as of April 30, 2019 (continued)

Net Asset Value	DWS Government & Agency Securities Portfolio

DWS Government & Agency Money Fund

Net Asset Value, offering and redemption price per share ($213,967,551 ÷ 213,972,747 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Government Cash Institutional Shares

Net Asset Value, offering and redemption price per share ($2,333,884,456 ÷ 2,333,942,335 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Government Cash Managed Shares

Net Asset Value, offering and redemption price per share ($173,913,987 ÷ 173,918,298 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares

Net Asset Value, offering and redemption price per share ($16,499,517 ÷ 16,499,926 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

14	|	Cash Account Trust — Service Shares

Statement of Operations

for the year ended April 30, 2019

Investment Income	DWS Government & Agency Securities Portfolio

Income:

Interest	$73,480,927
Expenses:

Management fee	2,594,244
Administration fee	3,452,936
Services to shareholders	775,225
Distribution and service fees	432,700
Custodian fee	32,702
Professional fees	177,192
Reports to shareholders	90,969
Registration fees	97,051
Trustees’ fees and expenses	148,792
Other	214,432
Total expenses before expense reductions	8,016,243
Expense reductions	(2,477,579)
Total expenses after expense reductions	5,538,664
Net investment income	67,942,263
Net realized gain (loss) from investments	(53,787)
Net increase (decrease) in net assets resulting from operations	$67,888,476

The accompanying notes are an integral part of the financial statements.

Cash Account Trust — Service Shares	|	15

Statements of Changes in Net Assets

	DWS Government & Agency Securities Portfolio
	Years Ended April 30,
Increase (Decrease) in Net Assets	2019	2018

Operations:

Net investment income	$67,942,263	$49,932,527
Net realized gain (loss)	(53,787)	14,967
Net increase in net assets resulting from operations	67,888,476	49,947,494
Distributions to shareholders:

DWS Government & Agency Money Fund	(3,382,007)	(1,360,880)
DWS Government Cash Institutional Shares	(60,835,410)	(46,766,865)
Government Cash Managed Shares	(3,456,004)	(1,689,030)
Service Shares	(269,527)	(115,061)
Total distributions	(67,942,948)	(49,931,836)*
Fund share transactions:

Proceeds from shares sold	92,680,038,672	89,540,877,369
Reinvestment of distributions	15,062,485	7,913,702
Payments for shares redeemed	(94,673,626,673)	(89,445,003,701)
Net increase (decrease) in net assets from Fund share transactions	(1,978,525,516)	103,787,370
Increase (decrease) in net assets	(1,978,579,988)	103,803,028
Net assets at beginning of year	4,716,845,499	4,613,042,471

Net assets at end of year	$2,738,265,511	$4,716,845,499 **

*	Includes distributions from net investment income.

**	Includes undistributed net investment income of $205,206.

The accompanying notes are an integral part of the financial statements.

16	|	Cash Account Trust — Service Shares

Financial Highlights

DWS Government & Agency Securities Portfolio

Service Shares

	Years Ended April 30,
	2019		2018		2017		2016		2015

Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations:

Net investment income	.012		.002		.000	*	.000	*	.000	*
Net realized gain (loss)	(.000	)*	.000	*	.000	*	(.000	)*	.000	*
Total from investment operations	0.12		.002		.000	*	.000	*	.000	*
Less distributions from:

Net investment income	(.012)		(.002)		(.000	)*	(.000	)*	(.000	)*
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00
Total Return (%)[a]	1.21		.23		.01		.01		.01

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	16		46		32		46		64
Ratio of expenses before expense reductions (%)	1.05		1.03		1.04		1.04		1.04
Ratio of expenses after expense reductions (%)	.98		.98		.48		.20		.08
Ratio of net investment income (%)	1.09		.22		.01		.01		.01

[a]	Total return would have been lower had certain expenses not been reduced.

*	Amount is less than $.0005.

The accompanying notes are an integral part of the financial statements.

Cash Account Trust — Service Shares	|	17

Portfolio Summary	(Unaudited)

DWS Tax-Exempt Portfolio

Asset Allocation (As a % of Investment Portfolio)	4/30/19	4/30/18
Municipal Investments
Municipal Variable Rate Demand Notes	62%	49%
Tax-Exempt Commercial Paper	17%	17%
Municipal Bonds and Notes	11%	20%
Municipal Floating-Rate Notes	5%	5%
Preferred Shares of Closed-End Investment Companies	5%	9%
	100%	100%

Weighted Average Maturity	4/30/19	4/30/18
Cash Account Trust — DWS Tax-Exempt Portfolio	13 days	26 days
National Tax-Free Retail Money Fund Average*	19 days	19 days

*

The Fund is compared to its respective iMoneyNet Category: National Tax-Free Retail Money Fund Average — Category consists of all national tax-free and municipal retail funds. Portfolio holdings of tax-free funds include Rated and Unrated Demand Notes, Rated and Unrated General Market Notes; Commercial Paper; Put Bonds; AMT Paper and Other Tax-Free Holdings.

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s holdings, see pages 19–29. A quarterly Fact Sheet is available on dws.com or upon request.

18	|	Cash Account Trust — Service Shares

Investment Portfolio	as of April 30, 2019

DWS Tax-Exempt Portfolio

	Principal Amount ($)	Value ($)
Municipal Investments 94.8%
Alabama 0.5%
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone, Hunt Refining Project, Series I, 144A, 2.33%*, 5/7/2019, LOC: Bank of Nova Scotia	1,600,000	1,600,000

Alaska 0.5%
Alaska, State Industrial Development & Export Authority Revenue, Series B, 2.3%*, 5/1/2019, LOC: Bank Tokyo-Mitsubishi UFJ	1,500,000	1,500,000

Arizona 1.5%

Arizona, State Health Facilities Authority Revenue, Dignity Health, Series A, 2.15%*, 5/7/2019, LOC: JPMorgan Chase Bank NA	215,000	215,000

Arizona, State Health Facilities Authority, Banner Health, Series G, 2.42%*, 5/7/2019, LOC: Wells Fargo Bank NA	285,000	285,000

Maricopa County, AZ, Industrial Development Authority, Multi-Family Housing Revenue, Sani Angelin Apartments Project, Series A, AMT, 2.5%*, 5/7/2019, LIQ: Fannie Mae, LOC: Fannie Mae	240,000	240,000

Maricopa County, AZ, Industrial Development Authority, Multi-Family Housing Revenue, Sanitary Clemente Apartments Project, Series A, AMT, 2.45%*, 5/7/2019, LIQ: Fannie Mae, LOC: Fannie Mae	810,000	810,000

Maricopa County, AZ, Industrial Development Authority, Multi-Family Housing Revenue, Sanitary Fernando Apartments Project, Series A, AMT, 2.45%*, 5/7/2019, LIQ: Fannie Mae, LOC: Fannie Mae	445,000	445,000

Pima County, AZ, Industrial Development Authority, Multi-Family Housing Revenue, Eastside PL Apartments, 2.4%*, 5/7/2019, LIQ: Fannie Mae, LOC: Fannie Mae	1,350,000	1,350,000

Pima County, AZ, Industrial Development Authority, Series A, 2.4%*, 5/7/2019, LOC: Federal Home Loan Bank	950,000	950,000

		4,295,000

Arkansas 3.1%

Little Rock, AR, Metrocentere Improvement District No.1, Little Rock Newspapers, Inc., 2.3%*, 5/1/2019, LOC: JPMorgan Chase Bank NA	2,500,000	2,500,000

Lowell, AR, Industrial Development Revenue, Little Rock Newspapers Project, AMT, 2.53%*, 5/7/2019, LOC: JPMorgan Chase Bank NA	6,500,000	6,500,000

		9,000,000

The accompanying notes are an integral part of the financial statements.

Cash Account Trust — Service Shares	|	19

	Principal Amount ($)	Value ($)

California 3.3%

California, Statewide Community Development Authority, Series B-5, 1.77%, 8/7/2019	6,250,000	6,250,000

California, Wells Fargo Stage Trust Various States, Series 94C, 144A, AMT, MUNIPSA + 0.340%, 2.64%**, Mandatory Put 7/24/2019 @ 100, 5/1/2030, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	2,500,000	2,500,000

Los Angeles, CA, Municipal Improvement Corp., Series A-1, TECP, 1.66%, 5/30/2019	1,000,000	1,000,000

		9,750,000

Colorado 4.5%

Colorado, State Education Loan Program, Series A, 5.0%, 6/27/2019	12,500,000	12,566,113

Colorado, State Housing & Finance Authority, Series I - AA2, 2.45%*, 5/7/2019, LOC: Sumitomo Mitsui Banking	500,000	500,000

		13,066,113

Connecticut 0.4%
Connecticut, Tender Option Bond Trust, Series 2018-XG0204, 2.33%*, 5/7/2019, LIQ: Barclays Bank PLC	1,135,000	1,135,000

District of Columbia 0.3%

District of Columbia, Georgetown University Revenue, Series C-1, 2.32%*, 5/7/2019, LOC: Sumitomo Mitsui Banking	420,000	420,000

District of Columbia, Metropolitan Airport Authority Systems Revenue, Series C-1, AMT, 2.35%*, 5/7/2019, LOC: Sumitomo Mitsui Banking	450,000	450,000

		870,000

Florida 10.3%

Gainesville, FL, General Obligation Notes, Series C, TECP, 1.7%, 5/6/2019	2,000,000	2,000,000

Gainesville, FL, Industrial Development Revenue, Gainesville Hillel, Inc. Project, 2.15%*, 5/7/2019, LOC: Northern Trust Company	4,150,000	4,150,000

Gainesville, FL, General Obligation Notes:

Series C, TECP, 1.69%, 5/2/2019	11,000,000	11,000,000

Series A, TECP, 1.83%, 6/3/2019	5,500,000	5,500,000

Miami-dade County, FL, Seaport Revenue, Series A, 2.3%*, 5/7/2019, LOC: PNC Bank NA	925,000	925,000

Palm Beach County, FL, Henry Morrison Flagler Project Revenue, 2.4%*, 5/7/2019, LOC: Northern Trust Company	1,300,000	1,300,000

Sarasota County, FL, State Revenue Planned Parenthood, Inc. Project, 2.4%*, 5/7/2019, LOC: BMO Harris Bank NA	5,230,000	5,230,000

		30,105,000

The accompanying notes are an integral part of the financial statements.

20	|	Cash Account Trust — Service Shares

	Principal Amount ($)	Value ($)

Georgia 7.2%

Atlanta City, GA, Second Lien Airport Passanger Facility Charge & Third Lien Airport General Revenue, Series 2016 H-3, TECP, 2.05%, 5/31/2019	200,000	200,000

Atlanta City, GA, Airport General Revenue, Series 2016 H-1, TECP, 2.05%, 5/31/2019	230,000	230,000

Atlanta City, GA, Second Lien Airport Passanger Facility Charge & Third Lien Airport General Revenue, Series H-3:

TECP, 1.83%, 5/31/2019	137,000	137,000

TECP, 1.9%, 5/31/2019	234,000	234,000

City of Atlanta, GA, Airport General Revenue:

Series F-3, TECP, 1.95%, 7/2/2019	200,000	200,000

Series-F-1, TECP, 1.95%, 7/2/2019	200,000	200,000

Georgia, General Obligation Notes, Series 85-A, TECP, 1.78%, 6/5/2019	12,500,000	12,500,000

Georgia, Tender Option Bond Trust Receipts, Series 2018-XF0709, 144A, 2.4%*, 5/7/2019, LIQ: JPMorgan Chase Bank NA	6,800,000	6,800,000

Monroe County, GA, Development Authority Pollution Control Revenue, Oglethorpe Power Corp., Series A, 2.34%*, 5/7/2019, LOC: Bank of Montreal	450,000	450,000

		20,951,000

Idaho 1.7%
Idaho, State Health Facilities Authority, Hospital Revenue, Trinity Health Credit Group, Series ID, 1.7%**, 12/1/2048	5,000,000	5,000,000

Illinois 10.3%

Channahon, IL, Morris Hospital Revenue, 2.31%*, 5/7/2019, LOC: U.S. Bank NA	4,005,000	4,005,000

Illinois, Educational Facilities Authority, Chicago Zoological Society, Series B, 2.4%*, 5/7/2019, LOC: Northern Trust Company	3,955,000	3,955,000

Illinois, Southwestern Development Authority Solid Waste Disposal Revenue, Waste Management, Inc., Project, AMT, 2.35%*, 5/7/2019, LOC: JPMorgan Chase Bank NA	400,000	400,000

Illinois, State Development Finance Authority, Chicago Horticultural, 2.3%*, 5/7/2019, LOC: BMO Harris Bank NA	2,600,000	2,600,000

Illinois, State Development Finance Authority, Ignatius College Project, 2.37%*, 5/7/2019, LOC: PNC Bank NA	2,000,000	2,000,000

Illinois, State Development Finance Authority, Industrial Development Revenue, Series A, AMT, 2.37%*, 5/7/2019, LOC: BMO Harris Bank NA	565,000	565,000

Illinois, State Development Finance Authority, Jewish Council Youth Services, 2.31%*, 5/7/2019, LOC: BMO Harris Bank NA	1,400,000	1,400,000

The accompanying notes are an integral part of the financial statements.

Cash Account Trust — Service Shares	|	21

	Principal Amount ($)	Value ($)

Illinois, State Development Finance Authority, St. Ignatius College Preparatory, 2.37%*, 5/7/2019, LOC: PNC Bank NA	3,850,000	3,850,000

Illinois, State Development Finance Authority, YMCA Metropolitan Chicago Project, 2.15%*, 5/7/2019, LOC: BMO Harris Bank NA	1,000,000	1,000,000

Illinois, State Educational Facilities Authority Revenue, The Adler Planetarium, 2.26%*, 5/7/2019, LOC: PNC Bank NA	1,100,000	1,100,000

Illinois, State Educational Facilities Authority, National Louis University, Series B, 2.3%*, 5/7/2019, LOC: JPMorgan Chase Bank NA	190,000	190,000

Illinois, State Finance Authority Revenue, North Park University Project, 2.15%*, 5/7/2019, LOC: U.S. Bank NA	1,900,000	1,900,000

Illinois, State Finance Authority Revenue, Uhlich Children’s Advantage Network, 2.31%*, 5/7/2019, LOC: U.S. Bank NA	1,885,000	1,885,000

Illinois, State Housing Development Authority, Multi-Family Housing Revenue, 2.44%*, 5/7/2019, LIQ: Freddie Mac, LOC: Freddie Mac	4,325,000	4,325,000

University of Illinois:

2.15%*, 5/7/2019, LOC: JPMorgan Chase Bank NA	330,000	330,000

2.42%*, 5/7/2019, LOC: Wells Fargo Bank NA	425,000	425,000

		29,930,000

Indiana 2.6%

Elkhart County, IN, Multy-Family Revenue, Ashton Pines Apartments, Series A, 2.35%*, 5/7/2019, LOC: Federal Home Loan Bank	500,000	500,000

Indiana, State Finance Authority, Health Systems Revenue, Sisters of St. Francis Health, Series F, 2.32%*, 5/7/2019, LOC: Bank of NY Mellon	2,900,000	2,900,000

Rockport, IN, Pollution Control Revenue, AEP Generating Co., Series B, 2.42%*, 5/7/2019, LOC: Bank Tokyo-Mitsubishi UFJ	4,175,000	4,175,000

		7,575,000

Iowa 1.1%

Iowa, State Finance Authority Midwestern Disaster Area Revenue, 2.35%*, 5/7/2019	405,000	405,000

Iowa, State Finance Authority, Economic Development Revenue, Series A, 2.34%*, 5/7/2019	300,000	300,000

Iowa, State Finance Authority, Single Family Mortgage Revenue, Mortgage Backed Securities Program:

Series D, 2.34%*, 5/7/2019, SPA: Federal Home Loan Bank	1,550,000	1,550,000

Series E, 2.34%*, 5/7/2019, SPA: Federal Home Loan Bank	855,000	855,000

		3,110,000

The accompanying notes are an integral part of the financial statements.

22	|	Cash Account Trust — Service Shares

	Principal Amount ($)	Value ($)

Kansas 0.3%
Olathe, KS, Industrial Revenue, Multi Modal Diamant Boart, Series A, AMT, 2.46%*, 5/7/2019, LOC: Svenska Handelsbanken	1,000,000	1,000,000

Kentucky 0.7%

Boone County, KY, Pollution Control Revenue, Duke Energy Kentucky, Inc., 2.37%*, 5/7/2019, LOC: Sumitomo Mitsui Banking	300,000	300,000

Louisville & Jefferson County, KY, Regional Airport Authority, UPS Worldwide Forwarding, Series C, AMT, 2.34%*, 5/1/2019	1,800,000	1,800,000

		2,100,000

Louisiana 0.2%
Louisiana, State Housing Finance Agency, Centerbury House Apartments, 2.31%*, 5/7/2019, LOC: Fannie Mae	550,000	550,000

Maryland 0.2%
Maryland, State Health & Higher Educational Facilities Authority Revenue, Gaudenzia Foundation, 2.37%*, 5/7/2019, LOC: PNC Bank NA	500,000	500,000

Massachusetts 2.1%

Massachusetts, Tender Option Bond Trust Receipts, Series 2015-XF2203, 144A, 2.32%*, 5/7/2019, LIQ: Citibank NA	2,300,000	2,300,000

Massachusetts, University of Massachusetts, Building Authority Revenue, Series 2, MUNIPSA + 0.300%, 2.6%**, 11/1/2034	3,900,000	3,900,000

		6,200,000

Michigan 1.8%

Michigan, Kent Hospital Finance Authority Revenue, Spectrum Health System, Series C, 2.4%*, 5/7/2019, LOC: Bank of NY Mellon	290,000	290,000

University of Michigan, General Obligation Notes, Series K-1, TECP, 1.83%, 6/3/2019	5,000,000	5,000,000

		5,290,000

Mississippi 3.3%

Mississippi, State Business Finance Commission, Gulf Opportunity Zone, Chevron U.S.A., Inc.:

Series F, 2.3%*, 5/7/2019, GTY: Chevron Corp.	50,000	50,000

Series A, 2.44%*, 5/7/2019, GTY: Chevron Corp.	9,505,000	9,505,000

Series B, 2.44%*, 5/7/2019, GTY: Chevron Corp.	200,000	200,000

		9,755,000

The accompanying notes are an integral part of the financial statements.

Cash Account Trust — Service Shares	|	23

	Principal Amount ($)	Value ($)

Missouri 1.1%

Missouri, Tender Option Bond Trust Receipts, Series 2015-XF2198, 144A, 2.33%*, 5/7/2019, LIQ: Citibank NA	2,660,000	2,660,000

St. Louis County, MO, Industrial Development Authority, Educational Whitefield School, Inc., Series B, 2.4%*, 5/7/2019, LOC: U.S. Bank NA	450,000	450,000

		3,110,000

Nevada 2.7%

Clark County, NV, Airport Systems Revenue, Series D-1, 2.4%*, 5/7/2019, LOC: Sumitomo Mitsui Banking	6,755,000	6,755,000

Nevada, State Housing Division, Sonoma Palms LP, AMT, 2.32%*, 5/7/2019, LIQ: Fannie Mae, LOC: Fannie Mae	1,100,000	1,100,000

		7,855,000

New York 5.1%

New York, State Energy Research & Development Authority Facilities Revenue, Consolidated Edison Co., Series C-2, AMT, 2.45%*, 5/7/2019, LOC: Mizuho Bank Ltd.	690,000	690,000

New York, State Thruway Authority Revenue, Series 2016-XF2345, 144A, 2.33%*, 5/7/2019, LIQ: Credit Suisse	1,865,000	1,865,000

New York City, NY, Industrial Development Agency, Civic Facility Revenue, Jamaica First Parking LLC Project, 2.32%*, 5/7/2019, LOC: TD Bank NA	1,185,000	1,185,000

New York City, NY, Municipal Finance Authority, Water & Sewer Systems Revenue, Series F-2, 2.13%*, 5/7/2019, SPA: JPMorgan Chase Bank NA	3,470,000	3,470,000

New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Second Generation Resolution, Series BB-1, 2.38%*, 5/7/2019, SPA: IND & Commercial Bank of China BA	5,750,000	5,750,000

New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Series A-2A, 2.3%*, 5/2/2019, LOC: Bank Tokyo-Mitsubishi UFJ	825,000	825,000

New York, NY, General Obligation, Series J-6, 2.32%*, 5/1/2019, LOC: Landesbank Hessen-Thuringen	830,000	830,000

New York, NY, State General Obligation, Series A-3, 2.31%*, 5/1/2019, SPA: Landesbank Hessen-Thuringen	175,000	175,000

Westchester County, NY, Industrial Development Agency, Civic Facility Revenue, Jewish Project, 2.3%*, 5/7/2019, LOC: JPMorgan Chase Bank NA	100,000	100,000

		14,890,000

The accompanying notes are an integral part of the financial statements.

24	|	Cash Account Trust — Service Shares

	Principal Amount ($)	Value ($)

North Carolina 0.9%
North Carolina, State Capital Facilities Finance Agency Student Revenue, Housing NCA&T University Foundation Project, Series B, 2.37%*, 5/7/2019, INS: AGC, LOC: PNC Bank NA	2,575,000	2,575,000

Ohio 6.6%

Cuyahoga County, OH, Health Care Facilities Revenue, AM McGregor Home Project, 2.38%*, 5/7/2019, LOC: Northern Trust Company	12,400,000	12,400,000

Franklin County, OH, Trinity Health Credit Group, 1.7%**, 12/1/2046	5,000,000	5,000,000

Hamilton County, OH, Economic Development Revenue, St Xavier High School Project, 2.37%*, 5/7/2019, LOC: PNC Bank NA	1,695,000	1,695,000

		19,095,000

Oklahoma 1.3%
Oklahoma, Tender Option Bond Trust Floaters, Series 2018-XM0708, 144A, AMT, 2.48%*, 5/7/2019, LIQ: JPMorgan Chase Bank NA	3,750,000	3,750,000

Pennsylvania 4.4%

Butler County, PA, General Authority Revenue, School District Project, 2.37%*, 5/7/2019, LOC: PNC Bank NA	1,500,000	1,500,000

Lancaster, PA, Industrial Development Authority, Willow Valley Retirement, Series C, 2.37%*, 5/7/2019, LOC: PNC Bank NA	2,500,000	2,500,000

Pennsylvania, State Economic Development Financing Authority Revenue, Hawley Silk Mill LLC, Recovery Zone Facility, Series A1, 2.39%*, 5/7/2019, LOC: PNC Bank NA	300,000	300,000

Pennsylvania, Tender Option Bond Trust, Series 2019-ZF2779, 2.33%*, 5/7/2019, LIQ: Barclays Bank PLC	1,500,000	1,500,000

Philadelphia, PA, Airport Revenue, Series B-2, TECP, 1.72%, 5/31/2019	7,000,000	7,000,000

		12,800,000

Rhode Island 0.2%
Rhode Island, State Health & Educational Building Corp., Higher Education Facility Revenue, Roger Williams University, Series A, 2.18%*, 5/7/2019, LOC: U.S. Bank NA	520,000	520,000

South Carolina 0.1%
North Charleston, SC, Certificates of Participation, 2.26%*, 5/7/2019, LOC: Bank of America NA	355,000	355,000

The accompanying notes are an integral part of the financial statements.

Cash Account Trust — Service Shares	|	25

	Principal Amount ($)	Value ($)

South Dakota 0.7%

South Dakota, State Health & Educational Facilities Authority, Sioux Valley Hospital & Health:

Series B, 2.15%*, 5/7/2019, LOC: U.S. Bank NA	425,000	425,000

Series C, 2.15%*, 5/7/2019, LOC: U.S. Bank NA	1,485,000	1,485,000

		1,910,000

Tennessee 0.3%

Loudon, TN, Industrial Development Board, Pollution Control Revenue, 2.4%*, 5/7/2019, LOC: Citibank NA	300,000	300,000

Shelby County, TN, Health Educational & Housing Facilities Board, Multi-Family Housing Revenue, 2.4%*, 5/7/2019, LIQ: Fannie Mae, LOC: Fannie Mae	600,000	600,000

		900,000

Texas 7.7%

Austin, TX, Water & Wastewater Systems Revenue, 2.32%*, 5/7/2019, LOC: Barclays Bank PLC	2,225,000	2,225,000

Harris County, TX, Houston Port Authority:

1.66%, 5/16/2019	3,600,000	3,600,000

1.74%, 6/6/2019	205,000	205,000

1.8%, 6/6/2019	5,500,000	5,500,000

Houston, TX, Utility Systems Revenue, First Lien, Series B-5, 2.32%*, 5/7/2019, LOC: Wells Fargo Bank NA	590,000	590,000

Houston, TX, General Obligation Notes, Series E-1, TECP, 1.71%, 6/25/2019	2,000,000	2,000,000

Tarrant County, TX, Cultural Educational Facilities Finance Corp. Revenue, Christus Health Obligated Group, Series C-2, 2.4%*, 5/7/2019, LOC: Bank of NY Mellon	850,000	850,000

Tarrant County, TX, Housing Finance Corp., Multifamily Housing Gateway Apartments, 2.4%*, 5/7/2019, LIQ: Fannie Mae, LOC: Fannie Mae	375,000	375,000

Texas, State Variable Veternas:

Series B, 2.15%*, 5/7/2019, SPA: Federal Home Loan Bank	490,000	490,000

Series C, 2.44%*, 5/7/2019, SPA: Landesbank Hessen-Thuringen	445,000	445,000

Texas, Tender Option Bond Trust Receipts, Series 2015-XF2201, 144A, 2.33%*, 5/7/2019, LIQ: Citibank NA	3,100,000	3,100,000

Texas State, Tax & Revenue Anticipation Notes, 4.0%, 8/29/2019	3,000,000	3,019,647

		22,399,647

Vermont 0.1%
Vermont, State Educational & Health Buildings Financing Agency Revenue, Hospital Fletcher Allen, Series A, 2.39%*, 5/7/2019, LOC: TD Bank North NA	400,000	400,000

The accompanying notes are an integral part of the financial statements.

26	|	Cash Account Trust — Service Shares

	Principal Amount ($)	Value ($)

Virginia 0.4%

Loudoun County, VA, Industrial Development Authority Revenue, Jack Kent Cooke Foundation Project, 2.3%*, 5/7/2019, LOC: Northern Trust Company	650,000	650,000

Salem, VA, Industrial Development Authority, Multi-Family Housing Revenue, Oak Park Apartments Project, 2.3%*, 5/7/2019, LIQ: Fannie Mae, LOC: Fannie Mae	535,000	535,000

		1,185,000

Washington 0.8%

King County, WA, Sewer Revenue, Junior Lien, Series A, 2.4%*, 5/7/2019, LOC: Landesbank Hessen-Thuringen	530,000	530,000

Olympia, WA, Economic Development Corp., Spring Air Northwest Project, AMT, 2.38%*, 5/7/2019, LOC: U.S. Bank NA	960,000	960,000

Washington, State Housing Finance Commission, Panorma City Project, 2.4%*, 5/7/2019, LOC: Wells Fargo Bank NA	490,000	490,000

Washington, State Housing Finance Commission, Vintage of Central Airports Project, 2.42%*, 5/7/2019, LIQ: Freddie Mac, LOC: Freddie Mac	325,000	325,000

		2,305,000

Wisconsin 3.9%

Wisconsin, Whitewater Community Development Authority, Housing Preservation, 2.31%*, 5/7/2019, LOC: BMO Harris Bank NA	7,455,000	7,455,000

Wisconsin, State General Obligation, Series 05-A, TECP, 1.77%, 6/6/2019	1,800,000	1,800,000

Wisconsin, State Health & Education Facilities Authority, Ascension Health Alliance Senor Group, Series B-2, 4.0%*, 11/15/2043	1,545,000	1,547,870

Wisconsin, State Health & Educational Facilities Authority Revenue, Mequon Jewish Project, 2.4%*, 5/7/2019, LOC: JPMorgan Chase Bank NA	475,000	475,000

		11,277,870

Other 2.6%

Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:

“A”, Series MO27, 2.32%*, 5/7/2019, LIQ: Freddie Mac	2,815,000	2,815,000

“A”, Series M031, 2.33%*, 5/7/2019, LIQ: Freddie Mac	2,960,000	2,960,000

Series M033, 2.33%*, 5/7/2019, LIQ: Freddie Mac	815,000	815,000

“A”, Series M015, AMT, 2.35%*, 5/7/2019, LIQ: Freddie Mac	1,065,000	1,065,000

		7,655,000
Total Municipal Investments (Cost $276,264,630)		276,264,630

The accompanying notes are an integral part of the financial statements.

Cash Account Trust — Service Shares	|	27

	Principal Amount ($)	Value ($)

Preferred Shares of Closed-End Investment Companies 4.8%
California

California, Nuveen Dividend Advantage Municipal Fund, Series 1-1362, 144A, AMT, 2.43%*, 5/7/2019, LIQ: Societe Generale	9,000,000	9,000,000

California, Nuveen Dividend Advantage Municipal Fund, Series 6, 144A, AMT, 2.43%*, 5/7/2019, LIQ: Citibank NA	1,500,000	1,500,000

California, Nuveen Quality Municipal Income Fund, Series 7, 144A, AMT, 2.44%*, 5/7/2019, LIQ: Royal Bank of Canada	3,500,000	3,500,000

Total Preferred Shares of Closed-End Investment Companies (Cost $14,000,000)		14,000,000

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $290,264,630)	99.6	290,264,630
Other Assets and Liabilities, Net	0.4	1,284,563

Net Assets	100.0	291,549,193

*

Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder at any time, and are shown at their current rates as of April 30, 2019. Date shown reflects the earlier of demand date or stated maturity date.

**	Floating rate security. These securities are shown at their current rate as of April 30, 2019.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGC: Assured Guaranty Corp.

AMT: Subject to alternative minimum tax.

GTY: Guaranty Agreement

LIQ: Liquidity Facility

LOC: Letter of Credit

MUNIPSA: SIFMA Municipal Swap Index Yield

SPA: Standby Bond Purchase Agreement

TECP: Tax Exempt Commercial Paper

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The accompanying notes are an integral part of the financial statements.

28	|	Cash Account Trust — Service Shares

The following is a summary of the inputs used as of April 30, 2019 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$276,264,630	$—	$276,264,630
Preferred Shares of Closed-End Investment Companies	—	14,000,000	—	14,000,000
Total	$—	$290,264,630	$—	$290,264,630

(a)	See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Cash Account Trust — Service Shares	|	29

Statement of Assets and Liabilities

as of April 30, 2019

Assets	DWS Tax-Exempt Portfolio
Investments in securities, valued at amortized cost	$290,264,630
Cash	17,977
Receivable for investments sold	200,000
Receivable for Fund shares sold	186,784
Interest receivable	1,254,804
Other assets	58,489
Total assets	291,982,684

Liabilities
Payable for Fund shares redeemed	158,192
Distributions payable	59,128
Accrued Trustees’ fees	4,011
Other accrued expenses and payables	212,160
Total liabilities	433,491
Net assets, at value	$291,549,193

Net Assets Consist of
Distributable earnings (loss)	(50,568)
Paid-in capital	291,599,761
Net assets, at value	$291,549,193

The accompanying notes are an integral part of the financial statements.

30	|	Cash Account Trust — Service Shares

Statement of Assets and Liabilities as of April 30, 2019 (continued)

Net Asset Value	DWS Tax-Exempt Portfolio

DWS Tax-Exempt Cash Premier Shares

Net Asset Value, offering and redemption price per share ($49,478,536 ÷ 49,454,148 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Exempt Money Fund

Net Asset Value, offering and redemption price per share ($124,352,933 ÷ 124,291,658 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Free Money Fund Class S

Net Asset Value, offering and redemption price per share ($51,658,888 ÷ 51,633,423 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares

Net Asset Value, offering and redemption price per share ($13,841,671 ÷ 13,834,843 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Exempt Cash Managed Shares

Net Asset Value, offering and redemption price per share ($45,759,204 ÷ 45,736,619 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Free Investment Class

Net Asset Value, offering and redemption price per share ($6,457,961 ÷ 6,454,777 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

Cash Account Trust — Service Shares	|	31

Statement of Operations

for the year ended April 30, 2019

Investment Income	DWS Tax-Exempt Portfolio

Income:

Interest	$4,696,916
Expenses:

Management fee	231,341
Administration fee	303,403
Services to shareholders	218,706
Distribution and service fees	260,297
Custodian fee	11,040
Professional fees	119,852
Reports to shareholders	114,292
Registration fees	123,397
Trustees’ fees and expenses	14,414
Other	68,666
Total expenses before expense reductions	1,465,408
Expense reductions	(447,709)
Total expenses after expense reductions	1,017,699
Net investment income	3,679,217
Net realized gain (loss) from investments	16,792
Net increase (decrease) in net assets resulting from operations	$3,696,009

The accompanying notes are an integral part of the financial statements.

32	|	Cash Account Trust — Service Shares

Statements of Changes in Net Assets

	DWS Tax-Exempt Portfolio
	Years Ended April 30,
Increase (Decrease) in Net Assets	2019	2018

Operations:

Net investment income	$3,679,217	$2,423,950
Net realized gain (loss)	16,792	2,158
Net increase in net assets resulting from operations	3,696,009	2,426,108
Distributions to shareholders:

DWS Tax-Exempt Cash Premier Shares	(554,487)	(430,286)
DWS Tax-Exempt Money Fund	(1,689,303)	(1,163,840)
DWS Tax-Free Money Fund Class S	(640,705)	(413,013)
Service Shares	(115,693)	(36,384)
Tax-Exempt Cash Managed Shares	(607,973)	(364,721)
Tax-Free Investment Class	(58,355)	(28,399)
Total distributions	(3,666,516)	(2,436,643)*
Fund share transactions:

Proceeds from shares sold	459,762,725	550,268,409
Reinvestment of distributions	2,971,761	1,998,663
Payments for shares redeemed	(485,955,370)	(576,644,724)
Net increase (decrease) in net assets from Fund share transactions	(23,220,884)	(24,377,652)
Increase (decrease) in net assets	(23,191,391)	(24,388,187)
Net assets at beginning of period	314,740,584	339,128,771

Net assets at end of period	$291,549,193	$314,740,584 **

*	Includes distributions from net investment income.

**	Includes distributions in excess of net investment income of $47,775

The accompanying notes are an integral part of the financial statements.

Cash Account Trust — Service Shares	|	33

Financial Highlights

DWS Tax-Exempt Portfolio

Service Shares

	Years Ended April 30,
	2019	2018	2017		2016		2015

Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00		$1.00		$1.00
Income (loss) from investment operations:

Net investment income	.005	.001	.001		.000	*	.000	*
Net realized gain (loss)	.000 *	.000 *	(.000	)*	.000	*	.000	*
Total from investment operations	.005	.001	.001		.000	*	.000	*
Less distributions from:

Net investment income	(.005)	(.001)	(.001)		(.000	)*	(.000	)*
Net realized gains	—	—	(.000	)*	(.000	)*	(.000	)*
Total distributions	(.005)	(.001)	(.001)		(.000	)*	(.000	)*
Net asset value, end of period	$1.00	$1.00	$1.00		$1.00		$1.00
Total Return (%)[a]	.50	.07	.10		.02		.03

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	14	42	40		49		48
Ratio of expenses before expense reductions (%)	1.18	1.15	1.11		1.07		1.06
Ratio of expenses after expense reductions (%)	1.05	1.00	.64		.14		.10
Ratio of net investment income (%)	.43	.07	.02		.01		.01

[a]	Total return would have been lower had certain expenses not been reduced.

*	Amount is less than $.0005.

The accompanying notes are an integral part of the financial statements.

34	|	Cash Account Trust — Service Shares

Notes to Financial Statements

A. Organization and Significant Accounting Policies

Cash Account Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust.

The Trust offers two funds: DWS Government & Agency Securities Portfolio (formerly Deutsche Government & Agency Securities Portfolio) and DWS Tax-Exempt Portfolio (formerly Deutsche Tax-Exempt Portfolio) (each a “Fund” and together, the “Funds”). These financial statements report on DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio.

DWS Government & Agency Securities Portfolio offers four classes of shares: DWS Government & Agency Money Fund (formerly Deutsche Government & Agency Money Fund), DWS Government Cash Institutional Shares (formerly Government Cash Institutional Shares), Government Cash Managed Shares and Service Shares.

DWS Tax-Exempt Portfolio offers six classes of shares: DWS Tax-Exempt Cash Premier Shares (formerly Deutsche Tax-Exempt Cash Premier Shares), DWS Tax-Exempt Money Fund (formerly Deutsche Tax-Exempt Money Fund), DWS Tax-Free Money Fund Class S (formerly Deutsche Tax-Free Money Fund Class), Service Shares, Tax-Exempt Cash Managed Shares and Tax-Free Investment Class.

The financial highlights for all classes of shares, other than Service Shares, are provided separately and are available upon request.

Each Fund’s investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of that Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

Each Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. Each Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Funds in the preparation of their financial statements.

Cash Account Trust — Service Shares	|	35

In October 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements in Securities Act Release No. 33-10532, Disclosure Update and Simplification, which is intended to facilitate the disclosure of information to investors and simplify compliance without significantly altering the total mix of information provided to investors. Effective with the current reporting period, the Funds adopted the amendments with the impacts being that each Fund is no longer required to present components of distributable earnings on the Statement of Assets and Liabilities or the sources of distributable earnings and the amount of undistributed net investment income on the Statements of Changes in Net Assets.

Security Valuation. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Funds value all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following each Fund’s Investment Portfolio.

Repurchase Agreements. Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks and broker/dealers whereby each Fund, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodial bank or another designated subcustodian bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business

36	|	Cash Account Trust — Service Shares

day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Funds have the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Funds’ claims on the collateral may be subject to legal proceedings.

As of April 30, 2019, DWS Government & Agency Securities Portfolio held repurchase agreements with a gross value of $1,176,458,000. The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following DWS Government & Agency Securities Portfolio’s Investment Portfolio.

Federal Income Taxes. Each of the Funds’ policies is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

At April 30, 2019, DWS Government & Agency Securities Portfolio had a net tax basis capital loss carryforward of approximately $56,000 of short-term losses, which may be applied against any realized net taxable capital gains indefinitely.

At April 30, 2019, DWS Tax-Exempt Portfolio had a net tax basis capital loss carryforward of approximately $15,000, which may be applied against any realized net taxable capital gains indefinitely.

The Funds have reviewed the tax positions for the open tax years as of April 30, 2019 and have determined that no provision for income tax and/or uncertain tax positions is required in the Funds’ financial statements. The Funds’ federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of each Fund is declared as a daily dividend and is distributed to shareholders monthly. Each Fund may take into account capital gains and losses in its daily dividend declarations. Each Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no book-to-tax differences for the Funds.

Cash Account Trust — Service Shares	|	37

At April 30, 2019, the Funds’ components of distributable earnings (accumulated losses) on a tax basis are as follows:

DWS Government & Agency Securities Portfolio:

Undistributed ordinary income*	$3,798,631
Capital loss carryforwards	$(56,000)
DWS Tax-Exempt Portfolio:

Undistributed tax-exempt income	$24,054
Capital loss carryforwards	$(15,000)

At April 30, 2019, DWS Government & Agency Securities Portfolio had an aggregate cost of investments for federal income tax purposes of $2,724,932,000.

At April 30, 2019, DWS Tax-Exempt Portfolio had an aggregate cost of investments for federal income tax purposes of $290,264,630.

In addition, the tax character of distributions paid to shareholders by each Fund is summarized as follows:

	Years Ended April 30,
Portfolio	2019	2018
DWS Government & Agency Securities Portfolio:
Distributions from ordinary income*	$67,942,948	$49,931,836
DWS Tax-Exempt Portfolio:
Distributions from tax-exempt income	$3,666,516	$2,436,643

*	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned pro rata on the basis of relative net assets among the Funds in the Trust.

Contingencies. In the normal course of business, the Funds may enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds’ that have not yet been made. However, based on experience, the Funds expect the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

38	|	Cash Account Trust — Service Shares

B. Related Parties

Management Agreement. Under an Amended and Restated Investment Management Agreement with DWS Investment Management Americas, Inc. (formerly Deutsche Investment Management Americas Inc.) (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio in accordance with their respective investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by each Fund.

The monthly management fee for the funds is computed based on the combined average daily net assets of the two funds of the Trust and allocated to DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio, respectively, based on their relative net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $500 million of the Funds’ combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

Accordingly, for the year ended April 30, 2019, the fee pursuant to the Investment Management Agreement on DWS Government & Agency Securities Portfolio was equivalent to an annual rate (exclusive of any applicable waivers/reimbursements) of 0.08% of the Fund’s average daily net assets.

Accordingly, for the year ended April 30, 2019, the fee pursuant to the Investment Management Agreement on DWS Tax-Exempt Portfolio was equivalent to an annual rate (exclusive of any applicable waivers/reimbursements) of 0.08% of the Fund’s average daily net assets.

The Advisor has agreed to contractually reduce its management fee for the DWS Government & Agency Securities Portfolio such that the annual effective rate is limited to 0.05% of the DWS Government & Agency Securities Portfolio’s average daily net assets.

In addition, the Advisor has agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on Service Shares of DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio.

Cash Account Trust — Service Shares	|	39

The Advisor has also agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes’ annual reports that are provided separately and are available upon request.

For the year ended April 30, 2019, fees waived and/or expenses reimbursed for each class are as follows:

DWS Government & Agency Securities Portfolio:
DWS Government & Agency Money Fund	$112,077
DWS Government Cash Institutional Shares	2,202,358
Government Cash Managed Shares	146,710
Service Shares	16,434
$2,477,579

DWS Tax-Exempt Portfolio:
DWS Tax-Exempt Cash Premier Shares	$57,460
DWS Tax-Exempt Money Fund	202,120
DWS Tax-Free Money Fund Class S	68,543
Service Shares	35,522
Tax-Exempt Cash Managed Shares	75,471
Tax-Free Investment Class	8,593
$447,709

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio. For all services provided under the Administrative Services Agreement, each of these two Funds pays the Advisor an annual fee (“Administration Fee”) of 0.10% of each of these two Funds’ average daily net assets, computed and accrued daily and payable monthly. For the year ended April 30, 2019, the Administration Fee from DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio was as follows:

Fund	Administration Fee	Unpaid at April 30, 2019
DWS Government & Agency Securities Portfolio	$3,452,936	$230,641
DWS Tax-Exempt Portfolio	$303,403	$23,594

Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Funds. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing

40	|	Cash Account Trust — Service Shares

fee it receives from the Funds. For the year ended April 30, 2019, the amounts charged to the Funds by DSC were as follows:

DWS Government & Agency Securities Portfolio:	Total Aggregated	Unpaid at April 30, 2019
DWS Government & Agency Money Fund	$65,246	$10,778
DWS Government Cash Institutional Shares	410,822	52,030
Government Cash Managed Shares	129,450	25,490
Service Shares	61,573	4,811
	$667,091	$93,109

DWS Tax-Exempt Portfolio:	Total Aggregated	Unpaid at April 30, 2019
DWS Tax-Exempt Cash Premier Shares	$2,663	$690
DWS Tax-Exempt Money Fund	36,405	6,015
DWS Tax-Free Money Fund Class S	29,938	4,955
Service Shares	67,885	4,268
Tax-Exempt Cash Managed Shares	31,160	3,758
Tax-Free Investment Class	5,004	859
	$173,055	$20,545

In addition, for the year ended April 30, 2019, the amounts charged to each Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,” were as follows:

Sub-Recordkeeping
DWS Government & Agency Securities Portfolio:	Total Aggregated
DWS Government & Agency Money Fund	$63,805

DWS Tax-Exempt Portfolio:	Total Aggregated
DWS Tax-Exempt Money Fund	$18,316
DWS Tax-Free Money Fund Class S	978
$19,294

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Distributors, Inc. (“DDI”), an affiliate of the Advisor, receives a fee (“Distribution Fee”), calculated as a percentage of average daily net assets for the shares listed in the following table.

Cash Account Trust — Service Shares	|	41

For the year ended April 30, 2019, the Distribution Fee was as follows:

DWS Government & Agency Securities Portfolio:	Distribution Fee	Unpaid at April 30, 2019	Annual Rate	Contractual Rate
Service Shares	$148,739	$6,881	.60%	.60%

DWS Tax-Exempt Portfolio:	Distribution Fee	Unpaid at April 30, 2019	Annual Rate	Contractual Rate
Service Shares	$161,991	$6,880	.60%	.60%
Tax-Free Investment Class	15,245	1,357	.25%	.25%
	$177,236	$8,237

In addition, DDI provides information and administrative services for a fee (“Service Fee”) for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the year ended April 30, 2019, the Service Fee was as follows:

DWS Government & Agency Securities Portfolio:	Service Fee	Unpaid at April 30, 2019	Annual Rate	Contractual Rate
Government Cash Managed Shares	$283,961	$22,991	.15%	.15%

DWS Tax-Exempt Portfolio:	Service Fee	Unpaid at April 30, 2019	Annual Rate	Contractual Rate
Tax-Exempt Cash Managed Shares	$78,792	$5,641	.15%	.15%
Tax-Free Investment Class	4,269	380	.07%	.07%
	$83,061	$6,021

Typesetting and Filing Service Fees. Under an agreement with the Funds, DIMA is compensated for providing certain pre-press and regulatory filing services to the Funds. For the year ended April 30, 2019, the amounts charged to the Funds by DIMA included in the Statement of Operations under “Reports to shareholders” were as follows:

Fund	Total Aggregated	Unpaid at April 30, 2019
DWS Government & Agency Securities Portfolio	$29,934	$14,489
DWS Tax-Exempt Portfolio	$47,887	$21,973

Trustees’ Fees and Expenses. The Funds paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

Transactions with Affiliates. The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common trustees. During the year ended April 30, 2019, the DWS Tax-Exempt Portfolio engaged in securities purchases of $422,475,000 and securities sales of $564,985,000 with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act.

42	|	Cash Account Trust — Service Shares

C. Line of Credit

The Funds and other affiliated funds (the “Participants”) share in a $400 million revolving credit facility provided by a syndication of banks. Each Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. Each Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Funds had no outstanding loans at April 30, 2019.

D. Fund Share Transactions

The following tables summarize share and dollar activity in the Funds:

DWS Government & Agency Securities Portfolio

	Year Ended April 30, 2019		Year Ended April 30, 2018
	Shares	Dollars	Shares	Dollars

Shares sold
DWS Government & Agency Money Fund	306,947,300	$306,947,300	143,710,246	$143,710,246
DWS Government Cash Institutional Shares	91,279,295,482	91,279,295,482	88,074,168,877	88,074,168,877
Government Cash Managed Shares	965,718,437	965,718,437	1,105,848,695	1,105,848,695
Service Shares	128,077,453	128,077,453	217,149,610	217,149,610
Account Maintenance Fees	—	—	—	(59)
		$92,680,038,672		$89,540,877,369

Cash Account Trust — Service Shares	|	43

	Year Ended April 30, 2019		Year Ended April 30, 2018
	Shares	Dollars	Shares	Dollars

Shares issued to shareholders in reinvestment of distributions
DWS Government & Agency Money Fund	3,331,892	$3,331,892	1,336,368	$1,336,368
DWS Government Cash Institutional Shares	10,340,704	10,340,704	5,866,419	5,866,419
Government Cash Managed Shares	1,138,641	1,138,641	596,039	596,039
Service Shares	251,248	251,248	114,876	114,876
		$15,062,485		$7,913,702

Shares redeemed
DWS Government & Agency Money Fund	(228,757,444)	$(228,757,444)	(158,011,883)	$(158,011,883)
DWS Government Cash Institutional Shares	(93,306,190,114)	(93,306,190,114)	(87,965,664,489)	(87,965,664,489)
Government Cash Managed Shares	(980,618,887)	(980,618,887)	(1,118,258,613)	(1,118,258,613)
Service Shares	(158,060,228)	(158,060,228)	(203,068,716)	(203,068,716)
		$(94,673,626,673)		$(89,445,003,701)

Net increase (decrease)
DWS Government & Agency Money Fund	81,521,748	$81,521,748	(12,965,269)	$(12,965,269)
DWS Government Cash Institutional Shares	(2,016,553,928)	(2,016,553,928)	114,370,807	114,370,807
Government Cash Managed Shares	(13,761,809)	(13,761,809)	(11,813,879)	(11,813,879)
Service Shares	(29,731,527)	(29,731,527)	14,195,770	14,195,770
Account Maintenance Fees	—	—	—	(59)
		$(1,978,525,516)		$103,787,370

44	|	Cash Account Trust — Service Shares

DWS Tax-Exempt Portfolio

	Year Ended April 30, 2019		Year Ended April 30, 2018
	Shares	Dollars	Shares	Dollars

Shares sold
DWS Tax-Exempt Cash Premier Shares	62,299,935	$62,299,935	67,725,230	$67,725,230
DWS Tax-Exempt Money Fund	34,172,341	34,172,341	51,423,925	51,423,925
DWS Tax-Free Money Fund Class S	11,153,741	11,153,741	13,879,488	13,879,488
Service Shares	53,988,330	53,988,330	81,813,513	81,813,513
Tax-Exempt Cash Managed Shares	286,624,984	286,624,984	326,154,215	326,154,215
Tax-Free Investment Class	11,523,394	11,523,394	9,272,138	9,272,138
Account Maintenance Fees	—	—	—	(100)
		$459,762,725		$550,268,409

Shares issued to shareholders in reinvestment of distributions
DWS Tax-Exempt Cash Premier Shares	537,230	$537,230	394,754	$394,754
DWS Tax-Exempt Money Fund	1,659,886	1,659,886	1,145,507	1,145,507
DWS Tax-Free Money Fund Class S	607,214	607,214	392,467	392,467
Service Shares	108,406	108,406	36,362	36,362
Tax-Exempt Cash Managed Shares	1,638	1,638	1,571	1,571
Tax-Free Investment Class	57,387	57,387	28,002	28,002
		$2,971,761		$1,998,663

Cash Account Trust — Service Shares	|	45

	Year Ended April 30, 2019		Year Ended April 30, 2018
	Shares	Dollars	Shares	Dollars

Shares redeemed
DWS Tax-Exempt Cash Premier Shares	(54,454,045)	$(54,454,045)	(64,594,618)	$(64,594,618)
DWS Tax-Exempt Money Fund	(47,917,455)	(47,917,455)	(59,547,276)	(59,547,276)
DWS Tax-Free Money Fund Class S	(11,058,223)	(11,058,223)	(18,119,437)	(18,119,437)
Service Shares	(82,572,012)	(82,572,012)	(79,236,036)	(79,236,036)
Tax-Exempt Cash Managed Shares	(279,241,365)	(279,241,365)	(342,806,879)	(342,806,879)
Tax-Free Investment Class	(10,712,270)	(10,712,270)	(12,340,478)	(12,340,478)
		$(485,955,370)		$(576,644,724)

Net increase (decrease)
DWS Tax-Exempt Cash Premier Shares	8,383,120	$8,383,120	3,525,366	$3,525,366
DWS Tax-Exempt Money Fund	(12,085,228)	(12,085,228)	(6,977,844)	(6,977,844)
DWS Tax-Free Money Fund Class S	702,732	702,732	(3,847,482)	(3,847,482)
Service Shares	(28,475,276)	(28,475,276)	2,613,839	2,613,839
Tax-Exempt Cash Managed Shares	7,385,257	7,385,257	(16,651,093)	(16,651,093)
Tax-Free Investment Class	868,511	868,511	(3,040,338)	(3,040,338)
Account Maintenance Fees	—	—	—	(100)
		$(23,220,884)		$(24,377,652)

E. Ownership of the Fund

From time to time, a Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At April 30, 2019, 25% of the outstanding shares of DWS Government & Agency Securities Portfolio was held by other affiliated DWS funds shareholder accounts as a cash management vehicle for the cash collateral received in connection with the securities lending program of the DWS family of funds.

46	|	Cash Account Trust — Service Shares

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Cash Account Trust and Shareholders of DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of DWS Government & Agency Securities Portfolio (formerly Deutsche Government & Agency Securities Portfolio) and DWS Tax-Exempt Portfolio (formerly Deutsche Tax-Exempt Portfolio) (collectively referred to as the “Funds”) (two of the funds constituting Cash Account Trust) (the “Trust”), including the investment portfolios, as of April 30, 2019, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (two of the funds constituting Cash Account Trust) at April 30 2019, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of

Cash Account Trust — Service Shares	|	47

material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2019, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.

Boston, Massachusetts

June 19, 2019

48	|	Cash Account Trust — Service Shares

Information About Each Fund’s Expenses

As an investor of a Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in each Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, each Fund limited these expenses; had they not done so, expenses would have been higher for the Service Shares. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2018 to April 30, 2019).

The tables illustrate your Fund’s expenses in two ways:

–

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–

Hypothetical 5% Portfolio Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Cash Account Trust — Service Shares	|	49

Service Shares

Expenses and Value of a $1,000 Investment for the six months ended April 30, 2019 (Unaudited)

Actual Fund Return	DWS Government & Agency Securities Portfolio	DWS Tax-Exempt Portfolio
Beginning Account Value 11/1/18	$1,000.00	$1,000.00
Ending Account Value 4/30/19	$1,007.10	$1,003.20
Expenses Paid per $1,000*	$4.88	$5.17

Hypothetical 5% Fund Return
Beginning Account Value 11/1/18	$1,000.00	$1,000.00
Ending Account Value 4/30/19	$1,019.93	$1,019.64
Expenses Paid per $1,000*	$4.91	$5.21

*

Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	DWS Government & Agency Securities Portfolio	DWS Tax-Exempt Portfolio
Service Shares	.98%	1.04%

For more information, please refer to each Fund’s prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.

Tax Information	(Unaudited)

For the DWS Government & Agency Securities Portfolio, a total of 62% of the dividends distributed during the fiscal year was derived from interest on U.S. government securities, which is generally exempt from state income tax.

For the DWS Tax-Exempt Portfolio, of the dividends paid from net investment income for the taxable year ended April 30, 2019, 100% are designated as exempt interest dividends for federal income tax purposes.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 728-3337.

50	|	Cash Account Trust — Service Shares

Other Information

Proxy Voting

The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings

Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing was filed with the SEC on Form N-Q. Effective from and after the Fund’s first fiscal quarter-end of 2019, From N-Q is rescinded and will not be filed with the SEC. In addition, each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC’s Web site at sec.gov. The Fund’s portfolio holdings are also posted on dws.com as of each month-end. Please see the Fund’s current prospectus for more information.

Cash Account Trust — Service Shares	|	51

Advisory Agreement Board Considerations and Fee Evaluation

DWS Government & Agency Securities Portfolio

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS Government & Agency Securities Portfolio’s (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) in September 2018.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

–	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–

The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received extensive information throughout the year regarding performance of the Fund.

–

The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–

In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to

52	|	Cash Account Trust — Service Shares

invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one- and three-year periods ended December 31, 2017, the Fund’s gross performance (Service Shares) was in the 2nd quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds

Cash Account Trust — Service Shares	|	53

(1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2017). Based on Broadridge data provided as of December 31, 2017, the Board noted that the Fund’s total operating expenses (excluding 12b-1 fees and/or shareholder administration fees, if applicable) were lower than the median of the applicable Broadridge expense universe (less any applicable 12b-1 fees) for the following share classes: DWS Government Cash Institutional Shares (2nd quartile) and Government Cash Managed Shares (2nd quartile) and higher than the median of the applicable Broadridge expense universe (less any applicable 12b-1 fees) for the following share classes: Service Shares (4th quartile) and DWS Government & Agency Money Fund shares (3rd quartile). The Board noted the expense limitations agreed to by DIMA. The Board also noted the voluntary fee waivers implemented by DIMA prior to December 31, 2017 to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds”) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the

54	|	Cash Account Trust — Service Shares

profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Cash Account Trust — Service Shares	|	55

DWS Tax-Exempt Portfolio

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS Tax-Exempt Portfolio’s (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) in September 2018.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

–	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–

The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received extensive information throughout the year regarding performance of the Fund.

–

The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–

In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of

56	|	Cash Account Trust — Service Shares

DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one- and three-year periods ended December 31, 2017, the Fund’s gross performance (DWS Tax-Exempt Cash Premier Shares) was in the 2nd quartile and 1st quartile, respectively, of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates

Cash Account Trust — Service Shares	|	57

paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2017). Based on Broadridge data provided as of December 31, 2017, the Board noted that the Fund’s total operating expenses (excluding 12b-1 fees and/or shareholder administration fees, if applicable) were higher than the median (4th quartile) of the applicable Broadridge expense universe (less any applicable 12b-1 fees) for the following share classes: Service Shares, DWS Tax-Exempt Cash Premier Shares, Tax Free Investment Class shares, Tax-Exempt Cash Managed Shares, DWS Tax-Exempt Money Fund shares and DWS Tax-Free Money Fund Class S shares. The Board noted the expense limitations agreed to by DIMA. The Board also noted the voluntary fee waivers implemented by DIMA prior to December 31, 2017 to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds”), noting that DIMA indicated that it does not provide services to any other comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account

58	|	Cash Account Trust — Service Shares

distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Cash Account Trust — Service Shares	|	59

Board Members and Officers

The following table presents certain information regarding the Board Members and Officers of the Fund. Each Board Member’s year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the Fund. Because the Fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period. The Board Members may also serve in similar capacities with other funds in the fund complex.

Independent Board Members
Name, Year of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Keith R. Fox, CFA (1954) Chairperson since 2017, and Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds) (since 1986). Directorships: Progressive International Corporation (kitchen goods importer and distributor); The Kennel Shop (retailer); former Chairman, National Association of Small Business Investment Companies; former Directorships: BoxTop Media Inc. (advertising); Sun Capital Advisers Trust (mutual funds) (2011–2012)	82	—
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996–1998); Executive Vice President and Head of International Banking (1995–1996); former Directorships: Director and Chairman of the Board, Healthways, Inc.[2] (population well-being and wellness services) (2003–2014); Stockwell Capital Investments PLC (private equity); Enron Corporation; FNB Corporation; Tokheim Corporation; First Oak Brook Bancshares, Inc. and Oak Brook Bank; Prisma Energy International; Public Radio International. Not-for-Profit Director/Trustee: Palm Beach Civic Association; Window to the World Communications (public media); Life Director of Harris Theater for Music and Dance (Chicago); Life Director of Hubbard Street Dance Chicago	82	Portland General Electric[2] (utility company) (2003– present)

60	|	Cash Account Trust — Service Shares

Name, Year of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Henry P. Becton, Jr. (1943) Board Member since 1990	Vice Chair and former President, WGBH Educational Foundation. Directorships: Public Radio International; Public Radio Exchange (PRX); The Pew Charitable Trusts (charitable organization); Massachusetts Humane Society; Overseer of the New England Conservatory; former Directorships: Becton Dickinson and Company[2] (medical technology company); Belo Corporation[2] (media company); The PBS Foundation; Association of Public Television Stations; Boston Museum of Science; American Public Television; Concord Academy; New England Aquarium; Mass. Corporation for Educational Telecommunications; Committee for Economic Development; Public Broadcasting Service; Connecticut College; North Bennett Street School (Boston); American Documentary, Inc. (public media)	82	—
Dawn-Marie Driscoll (1946) Board Member since 1987	Emeritus Executive Fellow, Center for Business Ethics, Bentley University; formerly: Partner, Palmer & Dodge (law firm) (1988–1990); Vice President of Corporate Affairs and General Counsel, Filene’s (retail) (1978–1988). Directorships: Advisory Board, Center for Business Ethics, Bentley University; Trustee and former Chairman of the Board, Southwest Florida Community Foundation (charitable organization); former Directorships: ICI Mutual Insurance Company (2007–2015); Sun Capital Advisers Trust (mutual funds) (2007–2012), Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)	82	—
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor of Finance, The Wharton School, University of Pennsylvania (since July 1972); Director, The Wharton Financial Institutions Center (since 1994); formerly: Vice Dean and Director, Wharton Undergraduate Division (1995–2000) and Director, The Lauder Institute of International Management Studies (2000–2006); Member FDIC Systemic Risk Advisory Committee since 2011, member Systemic Risk Council since 2012 and member of the Advisory Board at the Yale Program on Financial Stability since 2013; Formerly Co-Chair of the Shadow Financial Regulatory Committee (2003–2015), Executive Director of The Financial Economists Roundtable (2008–2015), Director of The Thai Capital Fund (2007–2013), Director of The Aberdeen Singapore Fund (2007–2018), and Nonexecutive Director of Barclays Bank DE (2010–2018)	82	Director, Aberdeen Japan Fund (since 2007)

Cash Account Trust — Service Shares	|	61

Name, Year of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
William McClayton (1944) Board Member since 2004	Private equity investor (since October 2009); previously, Managing Director, Diamond Management & Technology Consultants, Inc. (global consulting firm) (2001–2009); Directorship: Board of Managers, YMCA of Metropolitan Chicago; formerly: Senior Partner, Arthur Andersen LLP (accounting) (1966–2001); Trustee, Ravinia Festival	82	—
Rebecca W. Rimel (1951) Board Member since 1995	President, Chief Executive Officer and Director, The Pew Charitable Trusts (charitable organization) (1994–present); formerly: Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983–2004); Board Member, Investor Education (charitable organization) (2004–2005); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001–2007); Director, Viasys Health Care[2] (January 2007–June 2007); Trustee, Thomas Jefferson Foundation (charitable organization) (1994–2012)	82	Director, Becton Dickinson and Company[2] (medical technology company) (2012– present); Director, BioTelemetry Inc.[2] (health care) (2009– present)
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation[2] (telecommunications) (November 1989–September 2003); Trustee, Sun Capital Advisers Trust (mutual funds) (1998–2012)	82	—
Jean Gleason Stromberg (1943) Board Member since 1997	Retired. Formerly, Consultant (1997–2001); Director, Financial Markets U.S. Government Accountability Office (1996–1997); Partner, Norton Rose Fulbright, L.L.P. (law firm) (1978–1996); former Directorships: The William and Flora Hewlett Foundation (charitable organization) (2000–2015); Service Source, Inc. (nonprofit), Mutual Fund Directors Forum (2002–2004), American Bar Retirement Association (funding vehicle for retirement plans) (1987–1990 and 1994–1996)	82	—

Officers[4]
Name, Year of Birth, Position with the Fund and Length of Time Served[5]	Business Experience and Directorships During the Past Five Years
Hepsen Uzcan[6] (1974) President and Chief Executive Officer, 2017–present	Managing Director,[3] DWS; Secretary, DWS USA Corporation (since March 2018); Assistant Secretary, DWS Distributors, Inc. (since June 25, 2018); Director and Vice President, DWS Service Company (since June 25, 2018); Assistant Secretary, DWS Investment Management Americas, Inc. (since June 25, 2018); and Director and President, DB Investment Managers, Inc. (since June 25, 2018); formerly: Vice President for the Deutsche funds (2016–2017); Assistant Secretary for the DWS funds (2013–2019)

62	|	Cash Account Trust — Service Shares

Name, Year of Birth, Position with the Fund and Length of Time Served[5]	Business Experience and Directorships During the Past Five Years
John Millette[8] (1962) Vice President and Secretary, 1999–present	Director,[3] DWS; Chief Legal Officer, DWS Investment Management Americas, Inc. (2015–present); and Director and Vice President, DWS Trust Company (2016–present); formerly: Secretary, Deutsche Investment Management Americas Inc. (2015–2017)
Diane Kenneally[8,9] (1966) Chief Financial Officer and Treasurer, since 2018	Director,[3] DWS; formerly: Assistant Treasurer for the DWS funds (2007–2018)
Paul Antosca[8] (1957) Assistant Treasurer, 2007–present	Director,[3] DWS
Sheila Cadogan[8] (1966) Assistant Treasurer, 2017–present	Director,[3] DWS; Director and Vice President, DWS Trust Company (since 2018)
Scott D. Hogan[8] (1970) Chief Compliance Officer, 2016–present	Director,[3] DWS
Caroline Pearson[8] (1962) Chief Legal Officer, 2010–present	Managing Director,[3] DWS; formerly: Secretary, Deutsche AM Distributors, Inc. (2002–2017); and Secretary, Deutsche AM Service Company (2010–2017)
Wayne Salit[7] (1967) Anti-Money Laundering Compliance Officer, 2014–present	Director,[3] Deutsche Bank; and AML Officer, DWS Trust Company; formerly: Managing Director, AML Compliance Officer at BNY Mellon (2011–2014); and Director, AML Compliance Officer at Deutsche Bank (2004–2011)
Ciara Crawford[10] (1984) Assistant Secretary, since February 8, 2019	Associate, DWS (since 2015); previously, Legal Assistant at Accelerated Tax Solutions.

[1]	The length of time served represents the year in which the Board Member joined the board of one or more DWS funds currently overseen by the Board.

[2]	A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

[3]	Executive title, not a board directorship.

[4]

As a result of their respective positions held with the Advisor or its affiliates, these individuals are considered “interested persons” of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the Fund.

[5]	The length of time served represents the year in which the officer was first elected in such capacity for one or more DWS funds.

[6]	Address: 345 Park Avenue, New York, NY 10154.

[7]	Address: 60 Wall Street, New York, NY 10005.

[8]	Address: One International Place, Boston, MA 02110.

[9]	Appointed Treasurer and Chief Financial Officer effective July 2, 2018.

[10]	Address: 5022 Gate Parkway, Suite 400, Jacksonville, FL 32256.

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 728-3337.

Cash Account Trust — Service Shares	|	63

CATS-2

(R-027582-8 6/19)

April 30, 2019

Annual Report

to Shareholders

DWS Government & Agency Securities Portfolio

(formerly Deutsche Government & Agency Securities Portfolio)

DWS Government Cash Institutional Shares

(formerly Deutsche Government Cash Institutional Shares)

Fund #250

Government Cash Managed Shares

Fund #254

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s Web site (dws.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank), or if you are a direct investor, by calling (800) 728-3337 or sending an email request to service@dws.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 728-3337 or send an email request to service@dws.com to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with DWS if you invest directly with the Fund.

Contents

3	Portfolio Management Review
7	Portfolio Summary
8	Investment Portfolio
12	Statement of Assets and Liabilities
14	Statement of Operations
15	Statements of Changes in Net Assets
16	Financial Highlights
18	Notes to Financial Statements

27	Report of Independent Registered Public Accounting Firm
29	Information About Your Fund’s Expenses
30	Tax Information
31	Other Information
32	Advisory Agreement Board Considerations and Fee Evaluation
36	Board Members and Officers

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit dws.com. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the Fund may have a significant adverse effect on the share prices of all classes of shares of the Fund. Please read the prospectus for specific details regarding the Fund’s risk profile.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE     MAY LOSE VALUE

NOT A DEPOSIT     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

Portfolio Management Review	(Unaudited)

Market Overview

All performance information below is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Funds’ most recent month-end performance. The 7-day current yield refers to the income paid by the Funds over a 7-day period expressed as an annual percentage rate of each Fund’s shares outstanding. Yields fluctuate and are not guaranteed.

Over the past 12 months ended April 30, 2019, yields across the money market yield curve fluctuated based on the growing U.S. economy and evolving U.S. Federal Reserve (the Fed) statements and actions. In light of continued economic strength and a tight labor market, the Federal Open Market Committee (FOMC) raised short-term rates at its June 2018 meeting. In September, the Fed once again raised rates, with accompanying statements that at the time were viewed as aggressive regarding the prospects for future rate hikes. In December, a number of factors contributed to a considerable increase in financial market volatility and a tightening in overall financial conditions. These factors included statements by the Fed following its December 2018 rate hike. In December, the Fed’s messaging disappointed market watchers because the central bank did not commit to a pause in its rate hikes, despite signs that growth was slowing in some parts of the global economy. Disappointment in the Fed’s statements during the fourth quarter of 2018 coincided with a major correction in the stock markets, an inverted yield curve (often a predictor of economic recession), a widening of credit spreads, apparent difficulties in trade talks with China, and a U.S. government shutdown.

In January, the short-term rate environment underwent a meaningful change: Responding to the significant financial market disruptions that had taken place in late 2018, the Fed pivoted dramatically, taking all of its rate hike forecasts off the table and changing from a hawkish to a neutral (to some observers, even dovish) monetary policy stance. The Fed not only walked backed its projections of fed funds rate increases, but also lowered its U.S. economic growth estimates. Money market participants took the altered short-term rate expectations even further by “pricing in” a Fed rate cut in early 2020. At the end of the 12-month period, the

DWS Government Cash Institutional Shares Government Cash Managed Shares	|	3

market consensus was that in terms of possible short-term rate changes, the Fed would most likely be on hold for the remainder of 2019.

Positive Contributors to Fund Performance

DWS Government & Agency Securities Portfolio seeks to provide maximum current income consistent with stability of capital.

Within the DWS Government & Agency Securities Portfolio, we were able to maintain what we believe to be a competitive yield for the Fund during its annual period ended April 30, 2019. For the period, the Fund held a large percentage of portfolio assets in agency and Treasury floating-rate securities to take advantage of any rises in LIBOR and Treasury bill rates. At the same time, the Fund invested in overnight agency and Treasury repurchase agreements for liquidity and looked for yield opportunities from three- to six-month agency and Treasury securities.

Negative Contributors to Fund Performance

The types of securities that we invested in tended to have lower yields than issues carrying more risk. We preferred to be cautious during a time of market uncertainty. In the end this may have cost the Fund some yield, but we believe that this represented a prudent approach to preserving principal.

Outlook and Positioning

We are cautious regarding current U.S. economic policy, the global geopolitical situation, and the agenda on trade that the administration is pursuing. However, we believe that the economy can continue to expand, though with a possible slowdown later this year or early in 2020. For now we are positioning the Fund for continued growth. With no Fed rate hikes projected in the coming months, we plan to continue our current portfolio strategy until there is a significant shift in the market environment.

We continue our insistence on what we believe to be the highest credit quality within the Fund. We also plan to maintain what we believe to be our conservative investment strategies and standards under the current market conditions. We continue to apply what we believe to be a careful approach to investing on behalf of the Fund and to seek competitive yield for our shareholders.

4	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

Fund Performance (as of April 30, 2019)

Performance is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

7-Day Current Yield
DWS Government Cash Institutional Shares	2.35%*
Government Cash Managed Shares	2.15%*

Yields are historical, will fluctuate and do not guarantee future performance. The 7-day current yield refers to the income paid by the Fund over a 7-day period expressed as an annual percentage rate of the Fund’s shares outstanding. For the most current yield information, visit our Web site at dws.com.

*	The 7-Day Current Yield would have been 2.30% and 2.12% for DWS Government Cash Institutional Shares and Government Cash Managed Shares respectively, had certain expenses not been reduced.

Portfolio Management Team

A group of investment professionals is responsible for the day-to-day management of the Fund. These investment professionals have a broad range of experience managing money market funds.

The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.

DWS Government Cash Institutional Shares Government Cash Managed Shares	|	5

Terms to Know

The yield curve is a graphical representation of how yields on bonds of different maturities compare. Normally, yield curves slant up, as bonds with longer maturities typically offer higher yields than short-term bonds.

Floating-rate securities are debt instruments with floating-rate coupons that generally reset every 30 to 90 days. While floating-rate securities are senior to equity and fixed-income securities, there is no guaranteed return of principal in case of default. Floating-rate issues often have less interest-rate risk than other fixed-income investments. Floating-rate securities are most often secured assets, generally senior to a company’s secured debt, and can be transferred to debt holders, resulting in potential downside risk.

LIBOR, or London Interbank Offered Rate, is a benchmark rate that some of the world’s leading banks charge each other for short-term loans. LIBOR serves as the first step to calculating interest rates on various loans throughout the world.

A repurchase agreement, or “overnight repo,” is an agreement between a seller and a buyer, usually of government securities, where the seller agrees to repurchase the securities at a given price and usually at a stated time. Repos are widely used money market instruments that serve as an interest-bearing, short-term “parking place” for large sums of money.

6	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

Portfolio Summary	(Unaudited)

DWS Government & Agency Securities Portfolio

Asset Allocation (As a % of Investment Portfolio)	4/30/19	4/30/18
Government & Agency Obligations	57%	82%
Repurchase Agreements	43%	18%
	100%	100%

Weighted Average Maturity	4/30/19	4/30/18
Cash Account Trust — DWS Government & Agency Securities Portfolio	21 days	33 days
iMoneyNet Government & Agencies Retail Money Fund Average*	29 days	31 days

*

The Fund is compared to its respective iMoney Net Category: Government & Agencies Retail Money Fund Average consists of all non-institutional government money market funds. Category includes the most broadly based of the government retail funds. These funds can invest in U.S. Treasuries, U.S. Other, Repos, whether or not they are backed by U.S. Treasuries and government-backed Floating Rate Notes.

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s holdings, see pages 8–11. A quarterly Fact Sheet is available on dws.com or upon request.

DWS Government Cash Institutional Shares Government Cash Managed Shares	|	7

Investment Portfolio	as of April 30, 2019

	Principal Amount ($)	Value ($)
Government & Agency Obligations 56.5%
U.S. Government Sponsored Agencies 55.6%

Federal Farm Credit Bank:

1-month LIBOR minus 0.123%, 2.35%**, 8/13/2019	25,000,000	25,000,000

1-month LIBOR minus 0.095%, 2.382%**, 7/25/2019	12,000,000	11,999,964

1-month LIBOR minus 0.075%, 2.402%**, 11/5/2019	18,000,000	17,999,051

1-month LIBOR minus 0.050%, 2.427%**, 2/25/2020	20,000,000	19,999,260

1-month LIBOR minus 0.050%, 2.429%**, 2/4/2020	32,000,000	32,000,000

1-month LIBOR minus 0.035%, 2.452%**, 8/20/2020	48,500,000	48,500,000

1-month LIBOR minus 0.025%, 2.454%**, 5/29/2020	12,500,000	12,499,327

1-month LIBOR plus 0.010%, 2.497%**, 8/19/2020	7,500,000	7,501,060

3-month LIBOR minus 0.180%, 2.556%**, 11/1/2019	25,000,000	25,000,000

2.626%*, 8/21/2019	10,000,000	9,919,422

1-month LIBOR plus 0.190%, 2.677%**, 6/20/2019	30,000,000	30,011,044

Federal Home Loan Bank:

2.49%, 5/6/2019	20,000,000	19,999,962

1-month LIBOR minus 0.125%, 2.362%**, 6/21/2019	40,000,000	40,000,000

3-month LIBOR minus 0.023%, 2.385%**, 12/3/2019	25,000,000	25,000,000

1-month LIBOR minus 0.085%, 2.388%**, 9/13/2019	38,000,000	38,000,000

3-month LIBOR minus 0.020%, 2.401%**, 1/16/2020	14,000,000	14,000,000

1-month LIBOR minus 0.065%, 2.414%**, 8/28/2019	18,500,000	18,500,000

1-month LIBOR minus 0.060%, 2.414%**, 12/6/2019	30,000,000	30,000,000

1-month LIBOR minus 0.055%, 2.418%**, 1/14/2020	30,000,000	30,000,000

2.423%*, 7/9/2019	40,000,000	39,816,767

3-month LIBOR minus 0.019%, 2.439%**, 8/28/2019	35,000,000	35,000,000

2.443%*, 8/15/2019	25,000,000	24,822,597

2.449%*, 6/12/2019	20,000,000	19,943,650

3-month LIBOR minus 0.245%, 2.449%**, 8/16/2019	35,000,000	34,993,606

3-month LIBOR minus 0.135%, 2.469%**, 4/13/2020	25,000,000	25,000,000

1-month LIBOR minus 0.010%, 2.476%**, 9/1/2020	20,000,000	20,000,000

2.486%*, 9/11/2019	48,000,000	47,565,179

3-month LIBOR minus 0.195%, 2.498%**, 2/14/2020	35,000,000	35,000,000

2.5%, 5/7/2019	44,000,000	43,999,898

SOFR plus 0.020%, 2.5%**, 8/27/2019	30,000,000	30,000,000

SOFR plus 0.025%, 2.505%**, 9/20/2019	8,500,000	8,500,000

SOFR plus 0.030%, 2.51%**, 10/9/2019	32,000,000	32,000,000

SOFR plus 0.035%, 2.515%**, 2/21/2020	28,000,000	28,000,000

SOFR plus 0.040%, 2.52%**, 6/21/2019	30,000,000	30,000,000

2.53%*, 5/31/2019	10,000,000	9,979,208

SOFR plus 0.060%, 2.54%**, 9/10/2019	28,000,000	28,000,000

SOFR plus 0.065%, 2.545%**, 11/15/2019	22,500,000	22,500,000

The accompanying notes are an integral part of the financial statements.

8	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

	Principal Amount ($)	Value ($)

2.58%, 3/30/2020	62,000,000	62,000,000

SOFR plus 0.105%, 2.585%**, 10/1/2020	20,000,000	20,000,000

2.596%*, 7/29/2019	35,000,000	34,778,489

Federal Home Loan Mortgage Corp.:

1-month LIBOR minus 0.110%, 2.369%**, 5/28/2019	33,000,000	33,000,000

1-month LIBOR minus 0.100%, 2.374%**, 8/8/2019	68,000,000	67,998,958

2.454%*, 6/5/2019	50,000,000	49,882,361

SOFR minus 0.01%, 2.47%**, 5/20/2019	41,000,000	41,000,000

SOFR minus 0.01%, 2.47%**, 5/22/2019	50,000,000	50,000,000

SOFR minus 0.01%, 2.47%**, 8/5/2019	60,000,000	60,000,000

SOFR plus 0.010%, 2.49%**, 7/11/2019	14,000,000	14,000,000

SOFR plus 0.025%, 2.505%**, 5/8/2019	38,750,000	38,750,000

SOFR plus 0.030%, 2.51%**, 6/19/2019	32,000,000	32,000,000

Federal National Mortgage Association:

SOFR plus 0.060%, 2.54%**, 7/30/2020	16,500,000	16,500,000

SOFR plus 0.070%, 2.55%**, 10/30/2019	5,000,000	5,000,000

SOFR plus 0.075%, 2.555%**, 10/30/2020	22,000,000	22,000,000

SOFR plus 0.010%, 2.58%**, 4/30/2020	5,000,000	5,000,000

		1,522,959,803

U.S. Treasury Obligation 0.9%
U.S. Treasury Bill, 2.514%*, 6/13/2019	25,590,000	25,514,197
Total Government & Agency Obligations (Cost $1,548,474,000)		1,548,474,000

Repurchase Agreements 43.0%

Barclays Bank PLC, 2.75%, dated 4/30/2019, to be repurchased at $350,026,736 on 5/1/2019 (a)	350,000,000	350,000,000

BNP Paribas, 2.75%, dated 4/30/2019, to be repurchased at $345,626,400 on 5/1/2019 (b)	345,600,000	345,600,000

HSBC Securities, Inc., 2.75%, dated 4/30/2019, to be repurchased at $177,413,551 on 5/1/2019 (c)	177,400,000	177,400,000

Wells Fargo Bank, 2.77%, dated 4/30/2019, to be repurchased at $303,481,349 on 5/1/2019 (d)	303,458,000	303,458,000

Total Repurchase Agreements (Cost $1,176,458,000)		1,176,458,000

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $2,724,932,000)	99.5	2,724,932,000
Other Assets and Liabilities, Net	0.5	13,333,511

Net Assets	100.0	2,738,265,511

The accompanying notes are an integral part of the financial statements.

DWS Government Cash Institutional Shares Government Cash Managed Shares	|	9

*	Annualized yield at time of purchase; not a coupon rate.

**	Floating rate security. These securities are shown at their current rate as of April 30, 2019.

(a)	Collateralized by $356,634,000 U.S. Treasury Bonds, 2.25%, with various maturity dates of 3/31/2021-4/30/2021 with a value of $357,000,076.

(b)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
16,477,700	U.S. Treasury Bills	Zero Coupon	6/20/2019	16,422,005
284,000	U.S. Treasury Bonds	2.125	8/15/2021	284,158
333,794,200	U.S. Treasury Notes	1.875–2.75	3/15/2021–4/30/2026	335,805,875
Total Collateral Value				352,512,038

(c)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
66,737,800	U.S. Treasury Bonds	1.25–1.75	10/31/2019–11/30/2021	66,375,862
144,925,423	U.S. Treasury STRIPS	Zero Coupon	8/15/2025–5/15/2047	114,572,143
Total Collateral Value				180,948,005

(d)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
192,746,394	Federal National Mortgage Association	3–4.5	10/1/2033–3/1/2049	194,786,956
115,138,672	Federal National Mortgage Corp. — Interest Only	2.5–5	1/1/2034–5/1/2049	114,740,204
Total Collateral Value				309,527,160

Interest Only: Interest Only (IO) bonds represent the “interest only” portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

LIBOR: London Interbank Offered Rate

SOFR: Secured Overnight Financing Rate

STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The accompanying notes are an integral part of the financial statements.

10	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

The following is a summary of the inputs used as of April 30, 2019 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities (e)	$—	$1,548,474,000	$—	$1,548,474,000
Repurchase Agreements	—	1,176,458,000	—	1,176,458,000
Total	$—	$2,724,932,000	$—	$2,724,932,000

(e)	See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

DWS Government Cash Institutional Shares Government Cash Managed Shares	|	11

Statement of Assets and Liabilities

as of April 30, 2019

Assets	DWS Government & Agency Securities Portfolio
Investment in securities, valued at amortized cost	$1,548,474,000
Repurchased agreements, valued at amortized cost	1,176,458,000
Cash	28,914,850
Receivable for Fund shares sold	5,921,099
Interest receivable	4,067,332
Other assets	84,582
Total assets	2,763,919,863

Liabilities
Payable for investments purchased	20,000,000
Payable for Fund shares redeemed	1,389,196
Distributions payable	3,594,110
Accrued management fee	39,232
Accrued Trustees’ fees	38,447
Other accrued expenses and payables	593,367
Total liabilities	25,654,352
Net assets, at value	$2,738,265,511

Net Assets Consist of
Distributable earnings (loss)	148,995
Paid-in capital	2,738,116,516
Net assets, at value	$2,738,265,511

The accompanying notes are an integral part of the financial statements.

12	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

Statement of Assets and Liabilities as of April 30, 2019 (continued)

Net Asset Value	DWS Government & Agency Securities Portfolio

DWS Government & Agency Money Fund

Net Asset Value, offering and redemption price per share ($213,967,551 ÷ 213,972,747 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Government Cash Institutional Shares

Net Asset Value, offering and redemption price per share ($2,333,884,456 ÷ 2,333,942,335 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Government Cash Managed Shares

Net Asset Value, offering and redemption price per share ($173,913,987 ÷ 173,918,298 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares

Net Asset Value, offering and redemption price per share ($16,499,517 ÷ 16,499,926 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

DWS Government Cash Institutional Shares Government Cash Managed Shares	|	13

Statement of Operations

For the year ended April 30, 2019

Investment Income	DWS Government & Agency Securities Portfolio
Income:

Interest	$73,480,927
Expenses:

Management fee	2,594,244
Administration fee	3,452,936
Services to shareholders	775,225
Distribution and service fees	432,700
Custodian fee	32,702
Professional fees	177,192
Reports to shareholders	90,969
Registration fees	97,051
Trustees’ fees and expenses	148,792
Other	214,432
Total expenses before expense reductions	8,016,243
Expense reductions	(2,477,579)
Total expenses after expense reductions	5,538,664
Net investment income	67,942,263
Net realized gain (loss) from investments	(53,787)
Net increase (decrease) in net assets resulting from operations	$67,888,476

The accompanying notes are an integral part of the financial statements.

14	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

Statements of Changes in Net Assets

	DWS Government & Agency Securities Portfolio
	Years Ended April 30,
Increase (Decrease) in Net Assets	2019	2018

Operations:

Net investment income	$67,942,263	$49,932,527
Net realized gain (loss)	(53,787)	14,967
Net increase in net assets resulting from operations	67,888,476	49,947,494
Distributions to shareholders:

DWS Government & Agency Money Fund	(3,382,007)	(1,360,880)
DWS Government Cash Institutional Shares	(60,835,410)	(46,766,865)
Government Cash Managed Shares	(3,456,004)	(1,689,030)
Service Shares	(269,527)	(115,061)
Total distributions	(67,942,948)	(49,931,836)*
Fund share transactions:

Proceeds from shares sold	92,680,038,672	89,540,877,369
Reinvestment of distributions	15,062,485	7,913,702
Payments for shares redeemed	(94,673,626,673)	(89,445,003,701)
Net increase (decrease) in net assets from Fund share transactions	(1,978,525,516)	103,787,370
Increase (decrease) in net assets	(1,978,579,988)	103,803,028
Net assets at beginning of year	4,716,845,499	4,613,042,471

Net assets at end of year	$2,738,265,511	$4,716,845,499 **

*	Includes distributions from net investment income.

**	Includes undistributed net investment income of $205,206.

The accompanying notes are an integral part of the financial statements.

DWS Government Cash Institutional Shares Government Cash Managed Shares	|	15

Financial Highlights

DWS Government & Agency Securities Portfolio

DWS Government Cash Institutional Shares

	Years Ended April 30,
	2019		2018		2017		2016		2015

Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations:

Net investment income	.020		.011		.004		.001		.000	*
Net realized gain (loss)	(.000	)*	.000	*	.000	*	(.000	)*	.000	*
Total from investment operations	.020		.011		.004		.001		.000	*
Less distributions from:

Net investment income	(.020)		(.011)		(.004)		(.001)		(.000	)*
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00
Total Return (%)[a]	2.06		1.07		.39		.12		.03

Ratios to Average Net Assets and Supplemental Data

Net assets, end of period ($ millions)	2,334		4,350		4,236		3,430		3,333
Ratio of expenses before expense reductions (%)	.21		.20		.20		.20		.20
Ratio of expenses after expense reductions (%)	.14		.14		.11		.11		.06
Ratio of net investment income (%)	1.98		1.07		.39		.12		.03

[a]	Total return would have been lower had certain expenses not been reduced.

*	Amount is less than $.0005.

The accompanying notes are an integral part of the financial statements.

16	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

DWS Government & Agency Securities Portfolio

Government Cash Managed Shares

	Years Ended April 30,
	2019		2018		2017		2016		2015

Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations:

Net investment income	.018		.009		.002		.000	*	.000	*
Net realized gain (loss)	(.000	)*	.000	*	.000	*	(.000	)*	.000	*
Total from investment operations	.018		.009		.002		.000	*	.000	*
Less distributions from:

Net investment income	(.018)		(.009)		(.002)		(.000	)*	(.000	)*
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00
Total Return (%)[a]	1.86		.88		.16		.01		.01

Ratios to Average Net Assets and Supplemental Data

Net assets, end of period ($ millions)	174		188		199		268		235
Ratio of expenses before expense reductions (%)	.42		.40		.42		.42		.42
Ratio of expenses after expense reductions (%)	.34		.33		.34		.22		.08
Ratio of net investment income (%)	1.83		.86		.15		.01		.01

[a]	Total return would have been lower had certain expenses not been reduced.

*	Amount is less than $.0005.

The accompanying notes are an integral part of the financial statements.

DWS Government Cash Institutional Shares Government Cash Managed Shares	|	17

Notes to Financial Statements

A. Organization and Significant Accounting Policies

Cash Account Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust.

The Trust offers two funds: DWS Government & Agency Securities Portfolio (formerly Deutsche Government & Agency Securities Portfolio) and DWS Tax-Exempt Portfolio (formerly Deutsche Tax-Exempt Portfolio). These financial statements report on DWS Government & Agency Securities Portfolio (the “Fund”).

DWS Government & Agency Securities Portfolio offers four classes of shares: DWS Government & Agency Money Fund (formerly Deutsche Government & Agency Money Fund), DWS Government Cash Institutional Shares (formerly Deutsche Government Cash Institutional Shares), Government Cash Managed Shares and Service Shares.

The financial highlights for all classes of shares, other than DWS Government Cash Institutional Shares and Government Cash Managed Shares, are provided separately and are available upon request.

The Fund’s investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

In October 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements in Securities Act Release No. 33-10532, Disclosure Update and Simplification, which is intended to facilitate the disclosure of information to investors and simplify compliance without significantly altering the total mix of information provided to investors. Effective with the current reporting period, the

18	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

Fund adopted the amendments with the impacts being that the Fund is no longer required to present components of distributable earnings on the Statement of Assets and Liabilities or the sources of distributable earnings and the amount of undistributed net investment income on the Statements of Changes in Net Assets.

Security Valuation. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

Repurchase Agreements. The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks and broker/dealers whereby the Fund, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodial bank or another designated subcustodian bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Fund’s claims on the collateral may be subject to legal proceedings.

DWS Government Cash Institutional Shares Government Cash Managed Shares	|	19

As of April 30, 2019, the Fund held repurchase agreements with a gross value of $1,176,458,000. The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following the Fund’s Investment Portfolio.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

At April 30, 2019, DWS Government & Agency Securities Portfolio had a net tax basis capital loss carryforward of approximately $56,000 of short-term losses, which may be applied against any realized net taxable capital gains indefinitely.

The Fund has reviewed the tax positions for the open tax years as of April 30, 2019 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no book-to-tax differences for the Fund.

At April 30, 2019, the Fund’s components of distributable earnings (accumulated losses) on a tax basis are as follows:

DWS Government & Agency Securities Portfolio:
Undistributed ordinary income*	$3,798,631
Capital loss carryforwards	$(56,000)

At April 30, 2019, DWS Government & Agency Securities Portfolio had an aggregate cost of investments for federal income tax purposes of $2,724,932,000.

20	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:

	Years Ended April 30,
	2019	2018
DWS Government & Agency Securities Portfolio:
Distributions from ordinary income*	$67,942,948	$49,931,836

*	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under an Amended and Restated Investment Management Agreement with DWS Investment Management Americas, Inc. (formerly Deutsche Investment Management Americas Inc.) (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

The monthly management fee for the Fund is computed based on the combined average daily net assets of the two funds of the Trust and

DWS Government Cash Institutional Shares Government Cash Managed Shares	|	21

allocated to the Fund based on its relative net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $500 million of the Funds’ combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

Accordingly, for the year ended April 30, 2019, the fee pursuant to the Investment Management Agreement on DWS Government & Agency Securities Portfolio was equivalent to an annual rate (exclusive of any applicable waivers/reimbursements) of 0.08% of the Fund’s average daily net assets.

The Advisor has agreed to contractually reduce its management fee for the Fund such that the annualized effective rate is limited to 0.05% of the Fund’s average daily net assets.

For the period from May 1, 2018 through September 30, 2019, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the DWS Government Cash Institutional Shares and Government Cash Managed Shares to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.18% and 0.46%, respectively.

For the period from May 1, 2018 through April 30, 2019, the Advisor has voluntarily agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of DWS Government Cash Institutional Shares at 0.14%. This voluntary waiver or reimbursement may be terminated at any time at the option of the Advisor.

In addition, the Advisor has agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on Government Cash Managed Shares.

The Advisor has also agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes’ annual reports that are provided separately and are available upon request.

22	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

For the year ended April 30, 2019, fees waived and/or expenses reimbursed for each class are as follows:

DWS Government & Agency Money Fund	$112,077
DWS Government Cash Institutional Shares	2,202,358
Government Cash Managed Shares	146,710
Service Shares	16,434
$2,477,579

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.10% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the year ended April 30, 2019, the Administration Fee was as follows:

Fund	Administration Fee	Unpaid at April 30, 2019
DWS Government & Agency Securities Portfolio	$3,452,936	$230,641

Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the year ended April 30, 2019, the amounts charged to the Fund by DSC were as follows:

DWS Government & Agency Securities Portfolio:	Total Aggregated	Unpaid at April 30, 2019
DWS Government & Agency Money Fund	$65,246	$10,778
DWS Government Cash Institutional Shares	410,822	52,030
Government Cash Managed Shares	129,450	25,490
Service Shares	61,573	4,811
	$667,091	$93,109

In addition, for the year ended April 30, 2019, the amount charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,” was as follows:

Sub-Recordkeeping	Total Aggregated
DWS Government & Agency Money Fund	$63,805

DWS Government Cash Institutional Shares Government Cash Managed Shares	|	23

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Distributors, Inc. (“DDI”), an affiliate of the Advisor, receives a fee (“Distribution Fee”), calculated as a percentage of average daily net assets for the shares listed in the following table.

For the year ended April 30, 2019, the Distribution Fee was as follows:

DWS Government & Agency Securities Portfolio:	Distribution Fee	Unpaid at April 30, 2019	Annual Rate	Contractual Rate
Service Shares	$148,739	$6,881	.60%	.60%

In addition, DDI provides information and administrative services for a fee (“Service Fee”) for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the year ended April 30, 2019, the Service Fee was as follows:

DWS Government & Agency Securities Portfolio:	Service Fee	Unpaid at April 30, 2019	Annual Rate	Contractual Rate
Government Cash Managed Shares	$283,961	$22,991	.15%	.15%

Typesetting and Filing Service Fees. Under an agreement with the Fund, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the year ended April 30, 2019, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders“ was as follows:

Fund	Total Aggregated	Unpaid at April 30, 2019
DWS Government & Agency Securities Portfolio	$29,934	$14,489

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

C. Line of Credit

The Fund and other affiliated funds (the “Participants”) share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The

24	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at April 30, 2019.

D. Fund Share Transactions

The following table summarizes share and dollar activity in the Fund:

DWS Government & Agency Securities Portfolio

	Year Ended April 30, 2019		Year Ended April 30, 2018
	Shares	Dollars	Shares	Dollars

Shares sold
DWS Government & Agency Money Fund	306,947,300	$306,947,300	143,710,246	$143,710,246
DWS Government Cash Institutional Shares	91,279,295,482	91,279,295,482	88,074,168,877	88,074,168,877
Government Cash Managed Shares	965,718,437	965,718,437	1,105,848,695	1,105,848,695
Service Shares	128,077,453	128,077,453	217,149,610	217,149,610
Account Maintenance Fees	—	—	—	(59)
		$92,680,038,672		$89,540,877,369

Shares issued to shareholders in reinvestment of distributions
DWS Government & Agency Money Fund	3,331,892	$3,331,892	1,336,368	$1,336,368
DWS Government Cash Institutional Shares	10,340,704	10,340,704	5,866,419	5,866,419
Government Cash Managed Shares	1,138,641	1,138,641	596,039	596,039
Service Shares	251,248	251,248	114,876	114,876
		$15,062,485		$7,913,702

DWS Government Cash Institutional Shares Government Cash Managed Shares	|	25

	Year Ended April 30, 2019		Year Ended April 30, 2018
	Shares	Dollars	Shares	Dollars

Shares redeemed
DWS Government & Agency Money Fund	(228,757,444)	$(228,757,444)	(158,011,883)	$(158,011,883)
DWS Government Cash Institutional Shares	(93,306,190,114)	(93,306,190,114)	(87,965,664,489)	(87,965,664,489)
Government Cash Managed Shares	(980,618,887)	(980,618,887)	(1,118,258,613)	(1,118,258,613)
Service Shares	(158,060,228)	(158,060,228)	(203,068,716)	(203,068,716)
		$(94,673,626,673)		$(89,445,003,701)

Net increase (decrease)
DWS Government & Agency Money Fund	81,521,748	$81,521,748	(12,965,269)	$(12,965,269)
DWS Government Cash Institutional Shares	(2,016,553,928)	(2,016,553,928)	114,370,807	114,370,807
Government Cash Managed Shares	(13,761,809)	(13,761,809)	(11,813,879)	(11,813,879)
Service Shares	(29,731,527)	(29,731,527)	14,195,770	14,195,770
Account Maintenance Fees	—	—	—	(59)
		$(1,978,525,516)		$103,787,370

E. Ownership of the Fund

From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At April 30, 2019, 25% of the outstanding shares of the Fund was held by other affiliated DWS funds shareholder accounts as a cash management vehicle for the cash collateral received in connection with the securities lending program of the DWS family of funds.

26	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Cash Account Trust and Shareholders of DWS Government & Agency Securities Portfolio:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of DWS Government & Agency Securities Portfolio (formerly Deutsche Government & Agency Securities Portfolio) (the “Fund”) (one of the funds constituting Cash Account Trust) (the “Trust”), including the investment portfolio, as of April 30, 2019, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Cash Account Trust) at April 30 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are

DWS Government Cash Institutional Shares Government Cash Managed Shares	|	27

required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2019, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.

Boston, Massachusetts

June 19, 2019

28	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

Information About Your Fund’s Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher for the DWS Government Cash Institutional Shares and the Government Cash Managed Shares. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2018 to April 30, 2019).

The tables illustrate your Fund’s expenses in two ways:

–

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–

Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

DWS Government Cash Institutional Shares Government Cash Managed Shares	|	29

Expenses and Value of a $1,000 Investment for the six months ended April 30, 2019 (Unaudited)

Actual Fund Return	DWS Government Cash Institutional Shares	Government Cash Managed Shares
Beginning Account Value 11/1/18	$1,000.00	$1,000.00
Ending Account Value 4/30/19	$1,011.30	$1,010.30
Expenses Paid per $1,000*	$.70	$1.69

Hypothetical 5% Fund Return
Beginning Account Value 11/1/18	$1,000.00	$1,000.00
Ending Account Value 4/30/19	$1,024.10	$1,023.11
Expenses Paid per $1,000*	$.70	$1.71

*

Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios
DWS Government Cash Institutional Shares	.14%
Government Cash Managed Shares	.34%

For more information, please refer to each Fund’s prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.

Tax Information	(Unaudited)

A total of 62% of the dividends distributed during the fiscal year was derived from interest on U.S. government securities, which is generally exempt from state income tax.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 728-3337.

30	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

Other Information

Proxy Voting

The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings

Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing was filed with the SEC on Form N-Q. Effective from and after the Fund’s first fiscal quarter-end of 2019, Form N-Q is rescinded and will not be filed with the SEC. In addition, each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC’s Web site at sec.gov. The Fund’s portfolio holdings are also posted on dws.com as of each month-end. Please see the Fund’s current prospectus for more information.

DWS Government Cash Institutional Shares Government Cash Managed Shares	|	31

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS Government & Agency Securities Portfolio’s (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) in September 2018.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

–	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–

The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received extensive information throughout the year regarding performance of the Fund.

–

The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–

In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to

32	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one- and three-year periods ended December 31, 2017, the Fund’s gross performance (Service Shares) was in the 2nd quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds

DWS Government Cash Institutional Shares Government Cash Managed Shares	|	33

(1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2017). Based on Broadridge data provided as of December 31, 2017, the Board noted that the Fund’s total operating expenses (excluding 12b-1 fees and/or shareholder administration fees, if applicable) were lower than the median of the applicable Broadridge expense universe (less any applicable 12b-1 fees) for the following share classes: DWS Government Cash Institutional Shares (2nd quartile) and Government Cash Managed Shares (2nd quartile) and higher than the median of the applicable Broadridge expense universe (less any applicable 12b-1 fees) for the following share classes: Service Shares (4th quartile) and DWS Government & Agency Money Fund shares (3rd quartile). The Board noted the expense limitations agreed to by DIMA. The Board also noted the voluntary fee waivers implemented by DIMA prior to December 31, 2017 to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds”) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment

34	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

DWS Government Cash Institutional Shares Government Cash Managed Shares	|	35

Board Members and Officers

The following table presents certain information regarding the Board Members and Officers of the Fund. Each Board Member’s year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the Fund. Because the Fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period. The Board Members may also serve in similar capacities with other funds in the fund complex.

Independent Board Members
Name, Year of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Keith R. Fox, CFA (1954) Chairperson since 2017, and Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds) (since 1986). Directorships: Progressive International Corporation (kitchen goods importer and distributor); The Kennel Shop (retailer); former Chairman, National Association of Small Business Investment Companies; former Directorships: BoxTop Media Inc. (advertising); Sun Capital Advisers Trust (mutual funds) (2011–2012)	82	—
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996–1998); Executive Vice President and Head of International Banking (1995–1996); former Directorships: Director and Chairman of the Board, Healthways, Inc.[2] (population well-being and wellness services) (2003–2014); Stockwell Capital Investments PLC (private equity); Enron Corporation; FNB Corporation; Tokheim Corporation; First Oak Brook Bancshares, Inc. and Oak Brook Bank; Prisma Energy International; Public Radio International. Not-for-Profit Director/Trustee: Palm Beach Civic Association; Window to the World Communications (public media); Life Director of Harris Theater for Music and Dance (Chicago); Life Director of Hubbard Street Dance Chicago	82	Portland General Electric[2] (utility company) (2003– present)

36	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

Name, Year of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Henry P. Becton, Jr. (1943) Board Member since 1990	Vice Chair and former President, WGBH Educational Foundation. Directorships: Public Radio International; Public Radio Exchange (PRX); The Pew Charitable Trusts (charitable organization); Massachusetts Humane Society; Overseer of the New England Conservatory; former Directorships: Becton Dickinson and Company[2] (medical technology company); Belo Corporation[2] (media company); The PBS Foundation; Association of Public Television Stations; Boston Museum of Science; American Public Television; Concord Academy; New England Aquarium; Mass. Corporation for Educational Telecommunications; Committee for Economic Development; Public Broadcasting Service; Connecticut College; North Bennett Street School (Boston); American Documentary, Inc. (public media)	82	—
Dawn-Marie Driscoll (1946) Board Member since 1987	Emeritus Executive Fellow, Center for Business Ethics, Bentley University; formerly: Partner, Palmer & Dodge (law firm) (1988–1990); Vice President of Corporate Affairs and General Counsel, Filene’s (retail) (1978–1988). Directorships: Advisory Board, Center for Business Ethics, Bentley University; Trustee and former Chairman of the Board, Southwest Florida Community Foundation (charitable organization); former Directorships: ICI Mutual Insurance Company (2007–2015); Sun Capital Advisers Trust (mutual funds) (2007–2012), Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)	82	—
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor of Finance, The Wharton School, University of Pennsylvania (since July 1972); Director, The Wharton Financial Institutions Center (since 1994); formerly: Vice Dean and Director, Wharton Undergraduate Division (1995–2000) and Director, The Lauder Institute of International Management Studies (2000–2006); Member FDIC Systemic Risk Advisory Committee since 2011, member Systemic Risk Council since 2012 and member of the Advisory Board at the Yale Program on Financial Stability since 2013; Formerly Co-Chair of the Shadow Financial Regulatory Committee (2003–2015), Executive Director of The Financial Economists Roundtable (2008–2015), Director of The Thai Capital Fund (2007–2013), Director of The Aberdeen Singapore Fund (2007–2018), and Nonexecutive Director of Barclays Bank DE (2010–2018)	82	Director, Aberdeen Japan Fund (since 2007)

DWS Government Cash Institutional Shares Government Cash Managed Shares	|	37

Name, Year of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
William McClayton (1944) Board Member since 2004	Private equity investor (since October 2009); previously, Managing Director, Diamond Management & Technology Consultants, Inc. (global consulting firm) (2001–2009); Directorship: Board of Managers, YMCA of Metropolitan Chicago; formerly: Senior Partner, Arthur Andersen LLP (accounting) (1966–2001); Trustee, Ravinia Festival	82	—
Rebecca W. Rimel (1951) Board Member since 1995	President, Chief Executive Officer and Director, The Pew Charitable Trusts (charitable organization) (1994–present); formerly: Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983–2004); Board Member, Investor Education (charitable organization) (2004–2005); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001–2007); Director, Viasys Health Care[2] (January 2007–June 2007); Trustee, Thomas Jefferson Foundation (charitable organization) (1994–2012)	82	Director, Becton Dickinson and Company[2] (medical technology company) (2012– present); Director, BioTelemetry Inc.[2] (health care) (2009– present)
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation[2] (telecommunications) (November 1989–September 2003); Trustee, Sun Capital Advisers Trust (mutual funds) (1998–2012)	82	—
Jean Gleason Stromberg (1943) Board Member since 1997	Retired. Formerly, Consultant (1997–2001); Director, Financial Markets U.S. Government Accountability Office (1996–1997); Partner, Norton Rose Fulbright, L.L.P. (law firm) (1978–1996); former Directorships: The William and Flora Hewlett Foundation (charitable organization) (2000–2015); Service Source, Inc. (nonprofit), Mutual Fund Directors Forum (2002–2004), American Bar Retirement Association (funding vehicle for retirement plans) (1987–1990 and 1994–1996)	82	—

Officers[4]
Name, Year of Birth, Position with the Fund and Length of Time Served[5]	Business Experience and Directorships During the Past Five Years
Hepsen Uzcan[6] (1974) President and Chief Executive Officer, 2017–present	Managing Director,[3] DWS; Secretary, DWS USA Corporation (since March 2018); Assistant Secretary, DWS Distributors, Inc. (since June 25, 2018); Director and Vice President, DWS Service Company (since June 25, 2018); Assistant Secretary, DWS Investment Management Americas, Inc. (since June 25, 2018); and Director and President, DB Investment Managers, Inc. (since June 25, 2018); formerly: Vice President for the Deutsche funds (2016–2017); Assistant Secretary for the DWS funds (2013–2019)

38	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

Name, Year of Birth, Position with the Fund and Length of Time Served[5]	Business Experience and Directorships During the Past Five Years
John Millette[8] (1962) Vice President and Secretary, 1999–present	Director,[3] DWS; Chief Legal Officer, DWS Investment Management Americas, Inc. (2015–present); and Director and Vice President, DWS Trust Company (2016–present); formerly: Secretary, Deutsche Investment Management Americas Inc. (2015–2017)
Diane Kenneally[8,9] (1966) Chief Financial Officer and Treasurer, since 2018	Director,[3] DWS; formerly: Assistant Treasurer for the DWS funds (2007–2018)
Paul Antosca[8] (1957) Assistant Treasurer, 2007–present	Director,[3] DWS
Sheila Cadogan[8] (1966) Assistant Treasurer, 2017–present	Director,[3] DWS; Director and Vice President, DWS Trust Company (since 2018)
Scott D. Hogan[8] (1970) Chief Compliance Officer, 2016–present	Director,[3] DWS
Caroline Pearson[8] (1962) Chief Legal Officer, 2010–present	Managing Director,[3] DWS; formerly: Secretary, Deutsche AM Distributors, Inc. (2002–2017); and Secretary, Deutsche AM Service Company (2010–2017)
Wayne Salit[7] (1967) Anti-Money Laundering Compliance Officer, 2014–present	Director,[3] Deutsche Bank; and AML Officer, DWS Trust Company; formerly: Managing Director, AML Compliance Officer at BNY Mellon (2011–2014); and Director, AML Compliance Officer at Deutsche Bank (2004–2011)
Ciara Crawford[10] (1984) Assistant Secretary, since February 8, 2019	Associate, DWS (since 2015); previously, Legal Assistant at Accelerated Tax Solutions.

[1]	The length of time served represents the year in which the Board Member joined the board of one or more DWS funds currently overseen by the Board.

[2]	A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

[3]	Executive title, not a board directorship.

[4]

As a result of their respective positions held with the Advisor or its affiliates, these individuals are considered “interested persons” of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the Fund.

[5]	The length of time served represents the year in which the officer was first elected in such capacity for one or more DWS funds.

[6]	Address: 345 Park Avenue, New York, NY 10154.

[7]	Address: 60 Wall Street, New York, NY 10005.

[8]	Address: One International Place, Boston, MA 02110.

[9]	Appointed Treasurer and Chief Financial Officer effective July 2, 2018.

[10]	Address: 5022 Gate Parkway, Suite 400, Jacksonville, FL 32256.

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 728-3337.

DWS Government Cash Institutional Shares Government Cash Managed Shares	|	39

Notes

DGCF-2

(R-027587-10 6/19)

April 30, 2019

Annual Report

to Shareholders

DWS Government & Agency Securities Portfolio

(formerly Deutsche Government & Agency Securities Portfolio)

DWS Government & Agency Money Fund

(formerly Deutsche Government & Agency Money Fund)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s Web site (dws.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank), or if you are a direct investor, by calling (800) 728-3337 or sending an email request to service@dws.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 728-3337 or send an email request to service@dws.com to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with DWS if you invest directly with the Fund.

Contents

3	Portfolio Management Review
7	Portfolio Summary
8	Investment Portfolio
12	Statement of Assets and Liabilities
14	Statement of Operations
15	Statements of Changes in Net Assets
16	Financial Highlights
17	Notes to Financial Statements

26	Report of Independent Registered Public Accounting Firm
28	Information About Your Fund’s Expenses
29	Tax Information
30	Other Information
31	Advisory Agreement Board Considerations and Fee Evaluation
35	Board Members and Officers

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit dws.com. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the Fund may have a significant adverse effect on the share prices of all classes of shares of the Fund. Please read the prospectus for specific details regarding the Fund’s risk profile.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE     MAY LOSE VALUE

NOT A DEPOSIT     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS Government & Agency Money Fund

Portfolio Management Review	(Unaudited)

Market Overview

All performance information below is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Funds’ most recent month-end performance. The 7-day current yield refers to the income paid by the Funds over a 7-day period expressed as an annual percentage rate of each Fund’s shares outstanding. Yields fluctuate and are not guaranteed.

Over the past 12 months ended April 30, 2019, yields across the money market yield curve fluctuated based on the growing U.S. economy and evolving U.S. Federal Reserve (the Fed) statements and actions. In light of continued economic strength and a tight labor market, the Federal Open Market Committee (FOMC) raised short-term rates at its June 2018 meeting. In September, the Fed once again raised rates, with accompanying statements that at the time were viewed as aggressive regarding the prospects for future rate hikes. In December, a number of factors contributed to a considerable increase in financial market volatility and a tightening in overall financial conditions. These factors included statements by the Fed following its December 2018 rate hike. In December, the Fed’s messaging disappointed market watchers because the central bank did not commit to a pause in its rate hikes, despite signs that growth was slowing in some parts of the global economy. Disappointment in the Fed’s statements during the fourth quarter of 2018 coincided with a major correction in the stock markets, an inverted yield curve (often a predictor of economic recession), a widening of credit spreads, apparent difficulties in trade talks with China, and a U.S. government shutdown.

In January, the short-term rate environment underwent a meaningful change: Responding to the significant financial market disruptions that had taken place in late 2018, the Fed pivoted dramatically, taking all of its rate hike forecasts off the table and changing from a hawkish to a neutral (to some observers, even dovish) monetary policy stance. The Fed not only walked backed its projections of fed funds rate increases, but also lowered its U.S. economic growth estimates. Money market participants took the altered short-term rate expectations even further by “pricing in” a Fed rate cut in early 2020. At the end of the 12-month period, the

DWS Government & Agency Money Fund	|	3

market consensus was that in terms of possible short-term rate changes, the Fed would most likely be on hold for the remainder of 2019.

Positive Contributors to Fund Performance

DWS Government & Agency Securities Portfolio seeks to provide maximum current income consistent with stability of capital.

Within the DWS Government & Agency Securities Portfolio, we were able to maintain what we believe to be a competitive yield for the Fund during its annual period ended April 30, 2019. For the period, the Fund held a large percentage of portfolio assets in agency and Treasury floating-rate securities to take advantage of any rises in LIBOR and Treasury bill rates. At the same time, the Fund invested in overnight agency and Treasury repurchase agreements for liquidity and looked for yield opportunities from three- to six-month agency and Treasury securities.

Negative Contributors to Fund Performance

The types of securities that we invested in tended to have lower yields than issues carrying more risk. We preferred to be cautious during a time of market uncertainty. In the end this may have cost the Fund some yield, but we believe that this represented a prudent approach to preserving principal.

Outlook and Positioning

We are cautious regarding current U.S. economic policy, the global geopolitical situation, and the agenda on trade that the administration is pursuing. However, we believe that the economy can continue to expand, though with a possible slowdown later this year or early in 2020. For now we are positioning the Fund for continued growth. With no Fed rate hikes projected in the coming months, we plan to continue our current portfolio strategy until there is a significant shift in the market environment.

We continue our insistence on what we believe to be the highest credit quality within the Fund. We also plan to maintain what we believe to be our conservative investment strategies and standards under the current market conditions. We continue to apply what we believe to be a careful approach to investing on behalf of the Fund and to seek competitive yield for our shareholders.

4	|	DWS Government & Agency Money Fund

Fund Performance (as of April 30, 2019)

Performance is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

7-Day Current Yield
DWS Government & Agency Money Fund	2.29%*

Yields are historical, will fluctuate and do not guarantee future performance. The 7-day current yield refers to the income paid by the Fund over a 7-day period expressed as an annual percentage rate of the Fund’s shares outstanding. For the most current yield information, visit our Web site at dws.com.

*	The 7-Day Current Yield would have been 2.16%, had certain expenses not been reduced.

Portfolio Management Team

A group of investment professionals is responsible for the day-to-day management of the Fund. These investment professionals have a broad range of experience managing money market funds.

The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.

DWS Government & Agency Money Fund	|	5

Terms to Know

The yield curve is a graphical representation of how yields on bonds of different maturities compare. Normally, yield curves slant up, as bonds with longer maturities typically offer higher yields than short-term bonds.

Floating-rate securities are debt instruments with floating-rate coupons that generally reset every 30 to 90 days. While floating-rate securities are senior to equity and fixed-income securities, there is no guaranteed return of principal in case of default. Floating-rate issues often have less interest-rate risk than other fixed-income investments. Floating-rate securities are most often secured assets, generally senior to a company’s secured debt, and can be transferred to debt holders, resulting in potential downside risk.

LIBOR, or London Interbank Offered Rate, is a benchmark rate that some of the world’s leading banks charge each other for short-term loans. LIBOR serves as the first step to calculating interest rates on various loans throughout the world.

A repurchase agreement, or “overnight repo,” is an agreement between a seller and a buyer, usually of government securities, where the seller agrees to repurchase the securities at a given price and usually at a stated time. Repos are widely used money market instruments that serve as an interest-bearing, short-term “parking place” for large sums of money.

6	|	DWS Government & Agency Money Fund

Portfolio Summary	(Unaudited)

DWS Government & Agency Securities Portfolio

Asset Allocation (As a % of Investment Portfolio)	4/30/19	4/30/18
Government & Agency Obligations	57%	82%
Repurchase Agreements	43%	18%
	100%	100%

Weighted Average Maturity	4/30/19	4/30/18
Cash Account Trust — DWS Government & Agency
Securities Portfolio	21 days	33 days
iMoneyNet Government & Agencies Retail Money Fund Average*	29 days	31 days

*

The Fund is compared to its respective iMoney Net Category: Government & Agencies Retail Money Fund Average consists of all non-institutional government money market funds. Category includes the most broadly based of the government retail funds. These funds can invest in U.S. Treasuries, U.S. Other, Repos, whether or not they are backed by U.S. Treasuries and government-backed Floating Rate Notes.

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s holdings, see pages 8–11. A quarterly Fact Sheet is available on dws.com or upon request.

DWS Government & Agency Money Fund	|	7

Investment Portfolio	as of April 30, 2019

	Principal Amount ($)	Value ($)
Government & Agency Obligations 56.5%
U.S. Government Sponsored Agencies 55.6%

Federal Farm Credit Bank:

1-month LIBOR minus 0.123%, 2.35%**, 8/13/2019	25,000,000	25,000,000

1-month LIBOR minus 0.095%, 2.382%**, 7/25/2019	12,000,000	11,999,964

1-month LIBOR minus 0.075%, 2.402%**, 11/5/2019	18,000,000	17,999,051

1-month LIBOR minus 0.050%, 2.427%**, 2/25/2020	20,000,000	19,999,260

1-month LIBOR minus 0.050%, 2.429%**, 2/4/2020	32,000,000	32,000,000

1-month LIBOR minus 0.035%, 2.452%**, 8/20/2020	48,500,000	48,500,000

1-month LIBOR minus 0.025%, 2.454%**, 5/29/2020	12,500,000	12,499,327

1-month LIBOR plus 0.010%, 2.497%**, 8/19/2020	7,500,000	7,501,060

3-month LIBOR minus 0.180%, 2.556%**, 11/1/2019	25,000,000	25,000,000

2.626%*, 8/21/2019	10,000,000	9,919,422

1-month LIBOR plus 0.190%, 2.677%**, 6/20/2019	30,000,000	30,011,044

Federal Home Loan Bank:

2.49%, 5/6/2019	20,000,000	19,999,962

1-month LIBOR minus 0.125%, 2.362%**, 6/21/2019	40,000,000	40,000,000

3-month LIBOR minus 0.023%, 2.385%**, 12/3/2019	25,000,000	25,000,000

1-month LIBOR minus 0.085%, 2.388%**, 9/13/2019	38,000,000	38,000,000

3-month LIBOR minus 0.020%, 2.401%**, 1/16/2020	14,000,000	14,000,000

1-month LIBOR minus 0.065%, 2.414%**, 8/28/2019	18,500,000	18,500,000

1-month LIBOR minus 0.060%, 2.414%**, 12/6/2019	30,000,000	30,000,000

1-month LIBOR minus 0.055%, 2.418%**, 1/14/2020	30,000,000	30,000,000

2.423%*, 7/9/2019	40,000,000	39,816,767

3-month LIBOR minus 0.019%, 2.439%**, 8/28/2019	35,000,000	35,000,000

2.443%*, 8/15/2019	25,000,000	24,822,597

2.449%*, 6/12/2019	20,000,000	19,943,650

3-month LIBOR minus 0.245%, 2.449%**, 8/16/2019	35,000,000	34,993,606

3-month LIBOR minus 0.135%, 2.469% **, 4/13/2020	25,000,000	25,000,000

1-month LIBOR minus 0.010%, 2.476%**, 9/1/2020	20,000,000	20,000,000

2.486%*, 9/11/2019	48,000,000	47,565,179

3-month LIBOR minus 0.195%, 2.498%**, 2/14/2020	35,000,000	35,000,000

2.5%, 5/7/2019	44,000,000	43,999,898

SOFR plus 0.020%, 2.5%**, 8/27/2019	30,000,000	30,000,000

SOFR plus 0.025%, 2.505%**, 9/20/2019	8,500,000	8,500,000

SOFR plus 0.030%, 2.51%**, 10/9/2019	32,000,000	32,000,000

SOFR plus 0.035%, 2.515%**, 2/21/2020	28,000,000	28,000,000

SOFR plus 0.040%, 2.52%**, 6/21/2019	30,000,000	30,000,000

2.53%*, 5/31/2019	10,000,000	9,979,208

SOFR plus 0.060%, 2.54%**, 9/10/2019	28,000,000	28,000,000

SOFR plus 0.065%, 2.545%**, 11/15/2019	22,500,000	22,500,000

2.58%, 3/30/2020	62,000,000	62,000,000

The accompanying notes are an integral part of the financial statements.

8	|	DWS Government & Agency Money Fund

	Principal Amount ($)	Value ($)

SOFR plus 0.105%, 2.585%**, 10/1/2020	20,000,000	20,000,000

2.596%*, 7/29/2019	35,000,000	34,778,489

Federal Home Loan Mortgage Corp.:

1-month LIBOR minus 0.110%, 2.369%**, 5/28/2019	33,000,000	33,000,000

1-month LIBOR minus 0.100%, 2.374%**, 8/8/2019	68,000,000	67,998,958

2.454%*, 6/5/2019	50,000,000	49,882,361

SOFR minus 0.01%, 2.47%**, 5/20/2019	41,000,000	41,000,000

SOFR minus 0.01%, 2.47%**, 5/22/2019	50,000,000	50,000,000

SOFR minus 0.01%, 2.47%**, 8/5/2019	60,000,000	60,000,000

SOFR plus 0.010%, 2.49%**, 7/11/2019	14,000,000	14,000,000

SOFR plus 0.025%, 2.505%**, 5/8/2019	38,750,000	38,750,000

SOFR plus 0.030%, 2.51%**, 6/19/2019	32,000,000	32,000,000

Federal National Mortgage Association:

SOFR plus 0.060%, 2.54%**, 7/30/2020	16,500,000	16,500,000

SOFR plus 0.070%, 2.55%**, 10/30/2019	5,000,000	5,000,000

SOFR plus 0.075%, 2.555%**, 10/30/2020	22,000,000	22,000,000

SOFR plus 0.010%, 2.58%**, 4/30/2020	5,000,000	5,000,000

		1,522,959,803

U.S. Treasury Obligation 0.9%
U.S. Treasury Bill, 2.514%*, 6/13/2019	25,590,000	25,514,197

Total Government & Agency Obligations (Cost $1,548,474,000)		1,548,474,000

Repurchase Agreements 43.0%

Barclays Bank PLC, 2.75%, dated 4/30/2019, to be repurchased at $350,026,736 on 5/1/2019 (a)	350,000,000	350,000,000

BNP Paribas, 2.75%, dated 4/30/2019, to be repurchased at $345,626,400 on 5/1/2019 (b)	345,600,000	345,600,000

HSBC Securities, Inc., 2.75%, dated 4/30/2019, to be repurchased at $177,413,551 on 5/1/2019 (c)	177,400,000	177,400,000

Wells Fargo Bank, 2.77%, dated 4/30/2019, to be repurchased at $303,481,349 on 5/1/2019 (d)	303,458,000	303,458,000

Total Repurchase Agreements (Cost $1,176,458,000)		1,176,458,000

The accompanying notes are an integral part of the financial statements.

DWS Government & Agency Money Fund	|	9

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $2,724,932,000)	99.5	2,724,932,000
Other Assets and Liabilities, Net	0.5	13,333,511

Net Assets	100.0	2,738,265,511

*	Annualized yield at time of purchase; not a coupon rate.

**	Floating rate security. These securities are shown at their current rate as of April 30, 2019.

(a)	Collateralized by $356,634,000 U.S. Treasury Bonds, 2.25%, with various maturity dates of 3/31/2021-4/30/2021 with a value of $357,000,076.

(b)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
16,477,700	U.S. Treasury Bills	Zero Coupon	6/20/2019	16,422,005
284,000	U.S. Treasury Bonds	2.125	8/15/2021	284,158
333,794,200	U.S. Treasury Notes	1.875–2.75	3/15/2021–4/30/2026	335,805,875
Total Collateral Value				352,512,038

(c)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
66,737,800	U.S. Treasury Bonds	1.25–1.75	10/31/2019–11/30/2021	66,375,862
144,925,423	U.S. Treasury STRIPS	Zero Coupon	8/15/2025–5/15/2047	114,572,143
Total Collateral Value				180,948,005

(d)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
192,746,394	Federal National Mortgage Association	3–4.5	10/1/2033–3/1/2049	194,786,956
115,138,672	Federal National Mortgage Corp. — Interest Only	2.5–5	1/1/2034–5/1/2049	114,740,204
Total Collateral Value				309,527,160

Interest Only: Interest Only (IO) bonds represent the “interest only” portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

LIBOR: London Interbank Offered Rate

SOFR: Secured Overnight Financing Rate

STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3

The accompanying notes are an integral part of the financial statements.

10	|	DWS Government & Agency Money Fund

includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of April 30, 2019 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities (e)	$—	$1,548,474,000	$—	$1,548,474,000
Repurchase Agreements	—	1,176,458,000	—	1,176,458,000
Total	$—	$2,724,932,000	$—	$2,724,932,000

(e)	See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

DWS Government & Agency Money Fund	|	11

Statement of Assets and Liabilities

as of April 30, 2019

Assets	DWS Government & Agency Securities Portfolio
Investment in securities, valued at amortized cost	$1,548,474,000
Repurchased agreements, valued at amortized cost	1,176,458,000
Cash	28,914,850
Receivable for Fund shares sold	5,921,099
Interest receivable	4,067,332
Other assets	84,582
Total assets	2,763,919,863

Liabilities
Payable for investments purchased	20,000,000
Payable for Fund shares redeemed	1,389,196
Distributions payable	3,594,110
Accrued management fee	39,232
Accrued Trustees’ fees	38,447
Other accrued expenses and payables	593,367
Total liabilities	25,654,352
Net assets, at value	$2,738,265,511

Net Assets Consist of
Distributable earnings (loss)	148,995
Paid-in capital	2,738,116,516
Net assets, at value	$2,738,265,511

The accompanying notes are an integral part of the financial statements.

12	|	DWS Government & Agency Money Fund

Statement of Assets and Liabilities as of April 30, 2019 (continued)

Net Asset Value	DWS Government & Agency Securities Portfolio

DWS Government & Agency Money Fund

Net Asset Value, offering and redemption price per share ($213,967,551 ÷ 213,972,747 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Government Cash Institutional Shares

Net Asset Value, offering and redemption price per share ($2,333,884,456 ÷ 2,333,942,335 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Government Cash Managed Shares

Net Asset Value, offering and redemption price per share ($173,913,987 ÷ 173,918,298 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares

Net Asset Value, offering and redemption price per share ($16,499,517 ÷ 16,499,926 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

DWS Government & Agency Money Fund	|	13

Statement of Operations

For the year ended April 30, 2019

Investment Income	DWS Government & Agency Securities Portfolio
Income:

Interest	$73,480,927
Expenses:

Management fee	2,594,244
Administration fee	3,452,936
Services to shareholders	775,225
Distribution and service fees	432,700
Custodian fee	32,702
Professional fees	177,192
Reports to shareholders	90,969
Registration fees	97,051
Trustees’ fees and expenses	148,792
Other	214,432
Total expenses before expense reductions	8,016,243
Expense reductions	(2,477,579)
Total expenses after expense reductions	5,538,664
Net investment income	67,942,263
Net realized gain (loss) from investments	(53,787)
Net increase (decrease) in net assets resulting from operations	$67,888,476

The accompanying notes are an integral part of the financial statements.

14	|	DWS Government & Agency Money Fund

Statements of Changes in Net Assets

	DWS Government & Agency Securities Portfolio
	Years Ended April 30,
Increase (Decrease) in Net Assets	2019	2018

Operations:

Net investment income	$67,942,263	$49,932,527
Net realized gain (loss)	(53,787)	14,967
Net increase in net assets resulting from operations	67,888,476	49,947,494
Distributions to shareholders:

DWS Government & Agency Money Fund	(3,382,007)	(1,360,880)
DWS Government Cash Institutional Shares	(60,835,410)	(46,766,865)
Government Cash Managed Shares	(3,456,004)	(1,689,030)
Service Shares	(269,527)	(115,061)
Total distributions	(67,942,948)	(49,931,836)*
Fund share transactions:

Proceeds from shares sold	92,680,038,672	89,540,877,369
Reinvestment of distributions	15,062,485	7,913,702
Payments for shares redeemed	(94,673,626,673)	(89,445,003,701)
Net increase (decrease) in net assets from Fund share transactions	(1,978,525,516)	103,787,370
Increase (decrease) in net assets	(1,978,579,988)	103,803,028
Net assets at beginning of year	4,716,845,499	4,613,042,471

Net assets at end of year	$2,738,265,511	$4,716,845,499 **

*	Includes distributions from net investment income.

**	Includes undistributed net investment income of $205,206.

The accompanying notes are an integral part of the financial statements.

DWS Government & Agency Money Fund	|	15

Financial Highlights

DWS Government & Agency Securities Portfolio

DWS Government & Agency Money Fund

	Years Ended April 30,
	2019		2018		2017		2016		2015

Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations:

Net investment income	.020		.010		.003		.000	*	.000	*
Net realized gain (loss)	(.000	)*	.000	*	.000	*	(.000	)*	.000	*
Total from investment operations	.020		.010		.003		.000	*	.000	*
Less distributions from:

Net investment income	(.020)		(.010)		(.003)		(.000	)*	(.000	)*
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00
Total Return (%)[a]	1.99		1.03		.31		.05		.01

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	214		132		145		84		84
Ratio of expenses before expense reductions (%)	.28		.30		.30		.28		.27
Ratio of expenses after expense reductions (%)	.21		.19		.19		.18		.08
Ratio of net investment income (%)	2.01		1.01		.33		.05		.01

[a]	Total return would have been lower had certain expenses not been reduced.

*	Amount is less than $.0005.

The accompanying notes are an integral part of the financial statements.

16	|	DWS Government & Agency Money Fund

Notes to Financial Statements

A. Organization and Significant Accounting Policies

Cash Account Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust.

The Trust offers two funds: DWS Government & Agency Securities Portfolio (formerly Deutsche Government & Agency Securities Portfolio) and DWS Tax-Exempt Portfolio (formerly Deutsche Tax-Exempt Portfolio). These financial statements report on DWS Government & Agency Securities Portfolio (the “Fund”).

DWS Government & Agency Securities Portfolio offers four classes of shares: DWS Government & Agency Money Fund (formerly Deutsche Government & Agency Money Fund), DWS Government Cash Institutional Shares (formerly Deutsche Government Cash Institutional Shares), Government Cash Managed Shares and Service Shares.

The financial highlights for all classes of shares, other than DWS Government & Agency Money Fund, are provided separately and are available upon request.

The Fund’s investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

In October 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements in Securities Act Release No. 33-10532, Disclosure Update and Simplification, which is intended to facilitate the disclosure of information to investors and simplify compliance without significantly altering the total mix of information provided to investors. Effective with the current reporting period, the

DWS Government & Agency Money Fund	|	17

Fund adopted the amendments with the impacts being that the Fund is no longer required to present components of distributable earnings on the Statement of Assets and Liabilities or the sources of distributable earnings and the amount of undistributed net investment income on the Statements of Changes in Net Assets.

Security Valuation. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

Repurchase Agreements. The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks and broker/dealers whereby the Fund, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodial bank or another designated subcustodian bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Fund’s claims on the collateral may be subject to legal proceedings.

18	|	DWS Government & Agency Money Fund

As of April 30, 2019, the Fund held repurchase agreements with a gross value of $1,176,458,000. The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following the Fund’s Investment Portfolio.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

At April 30, 2019, DWS Government & Agency Securities Portfolio had a net tax basis capital loss carryforward of approximately $56,000 of short-term losses, which may be applied against any realized net taxable capital gains indefinitely.

The Fund has reviewed the tax positions for the open tax years as of April 30, 2019 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no book-to-tax differences for the Fund.

At April 30, 2019, the Fund’s components of distributable earnings (accumulated losses) on a tax basis are as follows:

DWS Government & Agency Securities Portfolio:
Undistributed ordinary income*	$3,798,631
Capital loss carryforwards	$(56,000)

At April 30, 2019, DWS Government & Agency Securities Portfolio had an aggregate cost of investments for federal income tax purposes of $2,724,932,000.

DWS Government & Agency Money Fund	|	19

In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:

	Years Ended April 30,
	2019	2018
DWS Government & Agency Securities Portfolio:
Distributions from ordinary income*	$67,942,948	$49,931,836

*	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under an Amended and Restated Investment Management Agreement with DWS Investment Management Americas, Inc. (formerly Deutsche Investment Management Americas Inc.) (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

The monthly management fee for the Fund is computed based on the combined average daily net assets of the two funds of the Trust and allocated to the Fund based on its relative net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $500 million of the Funds’ combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

20	|	DWS Government & Agency Money Fund

Accordingly, for the year ended April 30, 2019, the fee pursuant to the Investment Management Agreement on DWS Government & Agency Securities Portfolio was equivalent to an annual rate (exclusive of any applicable waivers/reimbursements) of 0.08% of the Fund’s average daily net assets.

The Advisor has agreed to contractually reduce its management fee for the Fund such that the annualized effective rate is limited to 0.05% of the Fund’s average daily net assets.

For the period from May 1, 2018 through September 30, 2019, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the DWS Government & Agency Money Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.45%.

In addition, the Advisor has agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on DWS Government & Agency Money Fund.

The Advisor has also agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes’ annual reports that are provided separately and are available upon request.

For the year ended April 30, 2019, fees waived and/or expenses reimbursed for each class are as follows:

DWS Government & Agency Money Fund	$112,077
DWS Government Cash Institutional Shares	2,202,358
Government Cash Managed Shares	146,710
Service Shares	16,434
$2,477,579

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.10% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the year ended April 30, 2019, the Administration Fee was as follows:

Fund	Administration Fee	Unpaid at April 30, 2019
DWS Government & Agency Securities Portfolio	$3,452,936	$230,641

DWS Government & Agency Money Fund	|	21

Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the year ended April 30, 2019, the amounts charged to the Fund by DSC were as follows:

DWS Government & Agency Securities Portfolio:	Total Aggregated	Unpaid at April 30, 2019
DWS Government & Agency Money Fund	$65,246	$10,778
DWS Government Cash Institutional Shares	410,822	52,030
Government Cash Managed Shares	129,450	25,490
Service Shares	61,573	4,811
	$667,091	$93,109

In addition, for the year ended April 30, 2019, the amount charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,” was as follows:

Sub-Recordkeeping	Total Aggregated
DWS Government & Agency Money Fund	$63,805

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Distributors, Inc. (“DDI”), an affiliate of the Advisor, receives a fee (“Distribution Fee”), calculated as a percentage of average daily net assets for the shares listed in the following table.

For the year ended April 30, 2019, the Distribution Fee was as follows:

DWS Government & Agency Securities Portfolio:	Distribution Fee	Unpaid at April 30, 2019	Annual Rate	Contractual Rate
Service Shares	$148,739	$6,881	.60%	.60%

In addition, DDI provides information and administrative services for a fee (“Service Fee”) for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the year ended April 30, 2019, the Service Fee was as follows:

DWS Government & Agency Securities Portfolio:	Service Fee	Unpaid at April 30, 2019	Annual Rate	Contractual Rate
Government Cash Managed Shares	$283,961	$22,991	.15%	.15%

22	|	DWS Government & Agency Money Fund

Typesetting and Filing Service Fees. Under an agreement with the Fund, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the year ended April 30, 2019, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders“ was as follows:

Fund	Total Aggregated	Unpaid at April 30, 2019
DWS Government & Agency Securities Portfolio	$29,934	$14,489

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

C. Line of Credit

The Fund and other affiliated funds (the “Participants”) share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at April 30, 2019.

DWS Government & Agency Money Fund	|	23

D. Fund Share Transactions

The following table summarizes share and dollar activity in the Fund:

DWS Government & Agency Securities Portfolio

	Year Ended April 30, 2019		Year Ended April 30, 2018
	Shares	Dollars	Shares	Dollars

Shares sold
DWS Government & Agency Money Fund	306,947,300	$306,947,300	143,710,246	$143,710,246
DWS Government Cash Institutional Shares	91,279,295,482	91,279,295,482	88,074,168,877	88,074,168,877
Government Cash Managed Shares	965,718,437	965,718,437	1,105,848,695	1,105,848,695
Service Shares	128,077,453	128,077,453	217,149,610	217,149,610
Account Maintenance Fees	—	—	—	(59)
		$92,680,038,672		$89,540,877,369

Shares issued to shareholders in reinvestment of distributions
DWS Government & Agency Money Fund	3,331,892	$3,331,892	1,336,368	$1,336,368
DWS Government Cash Institutional Shares	10,340,704	10,340,704	5,866,419	5,866,419
Government Cash Managed Shares	1,138,641	1,138,641	596,039	596,039
Service Shares	251,248	251,248	114,876	114,876
		$15,062,485		$7,913,702

24	|	DWS Government & Agency Money Fund

	Year Ended April 30, 2019		Year Ended April 30, 2018
	Shares	Dollars	Shares	Dollars

Shares redeemed
DWS Government & Agency Money Fund	(228,757,444)	$(228,757,444)	(158,011,883)	$(158,011,883)
DWS Government Cash Institutional Shares	(93,306,190,114)	(93,306,190,114)	(87,965,664,489)	(87,965,664,489)
Government Cash Managed Shares	(980,618,887)	(980,618,887)	(1,118,258,613)	(1,118,258,613)
Service Shares	(158,060,228)	(158,060,228)	(203,068,716)	(203,068,716)
		$(94,673,626,673)		$(89,445,003,701)

Net increase (decrease)
DWS Government & Agency Money Fund	81,521,748	$81,521,748	(12,965,269)	$(12,965,269)
DWS Government Cash Institutional Shares	(2,016,553,928)	(2,016,553,928)	114,370,807	114,370,807
Government Cash Managed Shares	(13,761,809)	(13,761,809)	(11,813,879)	(11,813,879)
Service Shares	(29,731,527)	(29,731,527)	14,195,770	14,195,770
Account Maintenance Fees	—	—	—	(59)
		$(1,978,525,516)		$103,787,370

E. Ownership of the Fund

From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At April 30, 2019, 25% of the outstanding shares of the Fund was held by other affiliated DWS funds shareholder accounts as a cash management vehicle for the cash collateral received in connection with the securities lending program of the DWS family of funds.

DWS Government & Agency Money Fund	|	25

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Cash Account Trust and Shareholders of DWS Government & Agency Securities Portfolio:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of DWS Government & Agency Securities Portfolio (formerly Deutsche Government & Agency Securities Portfolio) (the “Fund”) (one of the funds constituting Cash Account Trust) (the “Trust”), including the investment portfolio, as of April 30, 2019, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Cash Account Trust) at April 30 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are

26	|	DWS Government & Agency Money Fund

required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2019, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.

Boston, Massachusetts

June 19, 2019

DWS Government & Agency Money Fund	|	27

Information About Your Fund’s Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher for the DWS Government & Agency Money Fund. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2018 to April 30, 2019).

The tables illustrate your Fund’s expenses in two ways:

–

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–

Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

28	|	DWS Government & Agency Money Fund

Expenses and Value of a $1,000 Investment for the six months ended April 30, 2019 (Unaudited)

Actual Fund Return	DWS Government & Agency Money Fund
Beginning Account Value 11/1/18	$1,000.00
Ending Account Value 4/30/19	$1,010.90
Expenses Paid per $1,000*	$1.05

Hypothetical 5% Fund Return
Beginning Account Value 11/1/18	$1,000.00
Ending Account Value 4/30/19	$1,023.75
Expenses Paid per $1,000*	$1.05

*

Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratio
DWS Government & Agency Money Fund	.21%

For more information, please refer to the Fund’s prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.

Tax Information	(Unaudited)

A total of 62% of the dividends distributed during the fiscal year was derived from interest on U.S. government securities, which is generally exempt from state income tax.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 728-3337.

DWS Government & Agency Money Fund	|	29

Other Information

Proxy Voting

The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings

Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing was filed with the SEC on Form N-Q. Effective from and after the Fund’s first fiscal quarter-end of 2019, Form N-Q is rescinded and will not be filed with the SEC. In addition, each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC’s Web site at sec.gov. The Fund’s portfolio holdings are also posted on dws.com as of each month-end. Please see the Fund’s current prospectus for more information.

30	|	DWS Government & Agency Money Fund

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS Government & Agency Securities Portfolio’s (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) in September 2018.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

–	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–

The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received extensive information throughout the year regarding performance of the Fund.

–

The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–

In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to

DWS Government & Agency Money Fund	|	31

invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one- and three-year periods ended December 31, 2017, the Fund’s gross performance (Service Shares) was in the 2nd quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds

32	|	DWS Government & Agency Money Fund

(1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2017). Based on Broadridge data provided as of December 31, 2017, the Board noted that the Fund’s total operating expenses (excluding 12b-1 fees and/or shareholder administration fees, if applicable) were lower than the median of the applicable Broadridge expense universe (less any applicable 12b-1 fees) for the following share classes: DWS Government Cash Institutional Shares (2nd quartile) and Government Cash Managed Shares (2nd quartile) and higher than the median of the applicable Broadridge expense universe (less any applicable 12b-1 fees) for the following share classes: Service Shares (4th quartile) and DWS Government & Agency Money Fund shares (3rd quartile). The Board noted the expense limitations agreed to by DIMA. The Board also noted the voluntary fee waivers implemented by DIMA prior to December 31, 2017 to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds”) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the

DWS Government & Agency Money Fund	|	33

profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

34	|	DWS Government & Agency Money Fund

Board Members and Officers

The following table presents certain information regarding the Board Members and Officers of the Fund. Each Board Member’s year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the Fund. Because the Fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period. The Board Members may also serve in similar capacities with other funds in the fund complex.

Independent Board Members
Name, Year of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Keith R. Fox, CFA (1954) Chairperson since 2017, and Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds) (since 1986). Directorships: Progressive International Corporation (kitchen goods importer and distributor); The Kennel Shop (retailer); former Chairman, National Association of Small Business Investment Companies; former Directorships: BoxTop Media Inc. (advertising); Sun Capital Advisers Trust (mutual funds) (2011–2012)	82	—
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996–1998); Executive Vice President and Head of International Banking (1995–1996); former Directorships: Director and Chairman of the Board, Healthways, Inc.[2] (population well-being and wellness services) (2003–2014); Stockwell Capital Investments PLC (private equity); Enron Corporation; FNB Corporation; Tokheim Corporation; First Oak Brook Bancshares, Inc. and Oak Brook Bank; Prisma Energy International; Public Radio International. Not-for-Profit Director/Trustee: Palm Beach Civic Association; Window to the World Communications (public media); Life Director of Harris Theater for Music and Dance (Chicago); Life Director of Hubbard Street Dance Chicago	82	Portland General Electric[2] (utility company) (2003– present)

DWS Government & Agency Money Fund	|	35

Name, Year of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Henry P. Becton, Jr. (1943) Board Member since 1990	Vice Chair and former President, WGBH Educational Foundation. Directorships: Public Radio International; Public Radio Exchange (PRX); The Pew Charitable Trusts (charitable organization); Massachusetts Humane Society; Overseer of the New England Conservatory; former Directorships: Becton Dickinson and Company[2] (medical technology company); Belo Corporation[2] (media company); The PBS Foundation; Association of Public Television Stations; Boston Museum of Science; American Public Television; Concord Academy; New England Aquarium; Mass. Corporation for Educational Telecommunications; Committee for Economic Development; Public Broadcasting Service; Connecticut College; North Bennett Street School (Boston); American Documentary, Inc. (public media)	82	—
Dawn-Marie Driscoll (1946) Board Member since 1987	Emeritus Executive Fellow, Center for Business Ethics, Bentley University; formerly: Partner, Palmer & Dodge (law firm) (1988–1990); Vice President of Corporate Affairs and General Counsel, Filene’s (retail) (1978–1988). Directorships: Advisory Board, Center for Business Ethics, Bentley University; Trustee and former Chairman of the Board, Southwest Florida Community Foundation (charitable organization); former Directorships: ICI Mutual Insurance Company (2007–2015); Sun Capital Advisers Trust (mutual funds) (2007–2012), Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)	82	—
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor of Finance, The Wharton School, University of Pennsylvania (since July 1972); Director, The Wharton Financial Institutions Center (since 1994); formerly: Vice Dean and Director, Wharton Undergraduate Division (1995–2000) and Director, The Lauder Institute of International Management Studies (2000–2006); Member FDIC Systemic Risk Advisory Committee since 2011, member Systemic Risk Council since 2012 and member of the Advisory Board at the Yale Program on Financial Stability since 2013; Formerly Co-Chair of the Shadow Financial Regulatory Committee (2003–2015), Executive Director of The Financial Economists Roundtable (2008–2015), Director of The Thai Capital Fund (2007–2013), Director of The Aberdeen Singapore Fund (2007–2018), and Nonexecutive Director of Barclays Bank DE (2010–2018)	82	Director, Aberdeen Japan Fund (since 2007)

36	|	DWS Government & Agency Money Fund

Name, Year of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
William McClayton (1944) Board Member since 2004	Private equity investor (since October 2009); previously, Managing Director, Diamond Management & Technology Consultants, Inc. (global consulting firm) (2001–2009); Directorship: Board of Managers, YMCA of Metropolitan Chicago; formerly: Senior Partner, Arthur Andersen LLP (accounting) (1966–2001); Trustee, Ravinia Festival	82	—
Rebecca W. Rimel (1951) Board Member since 1995	President, Chief Executive Officer and Director, The Pew Charitable Trusts (charitable organization) (1994–present); formerly: Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983–2004); Board Member, Investor Education (charitable organization) (2004–2005); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001–2007); Director, Viasys Health Care[2] (January 2007–June 2007); Trustee, Thomas Jefferson Foundation (charitable organization) (1994–2012)	82	Director, Becton Dickinson and Company[2] (medical technology company) (2012– present); Director, BioTelemetry Inc.[2] (health care) (2009– present)
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation[2] (telecommunications) (November 1989–September 2003); Trustee, Sun Capital Advisers Trust (mutual funds) (1998–2012)	82	—
Jean Gleason Stromberg (1943) Board Member since 1997	Retired. Formerly, Consultant (1997–2001); Director, Financial Markets U.S. Government Accountability Office (1996–1997); Partner, Norton Rose Fulbright, L.L.P. (law firm) (1978–1996); former Directorships: The William and Flora Hewlett Foundation (charitable organization) (2000–2015); Service Source, Inc. (nonprofit), Mutual Fund Directors Forum (2002–2004), American Bar Retirement Association (funding vehicle for retirement plans) (1987–1990 and 1994–1996)	82	—

Officers[4]
Name, Year of Birth, Position with the Fund and Length of Time Served[5]	Business Experience and Directorships During the Past Five Years
Hepsen Uzcan[6] (1974) President and Chief Executive Officer, 2017–present	Managing Director,[3] DWS; Secretary, DWS USA Corporation (since March 2018); Assistant Secretary, DWS Distributors, Inc. (since June 25, 2018); Director and Vice President, DWS Service Company (since June 25, 2018); Assistant Secretary, DWS Investment Management Americas, Inc. (since June 25, 2018); and Director and President, DB Investment Managers, Inc. (since June 25, 2018); formerly: Vice President for the Deutsche funds (2016–2017); Assistant Secretary for the DWS funds (2013–2019)

DWS Government & Agency Money Fund	|	37

Name, Year of Birth, Position with the Fund and Length of Time Served[5]	Business Experience and Directorships During the Past Five Years
John Millette[8] (1962) Vice President and Secretary, 1999–present	Director,[3] DWS; Chief Legal Officer, DWS Investment Management Americas, Inc. (2015–present); and Director and Vice President, DWS Trust Company (2016–present); formerly: Secretary, Deutsche Investment Management Americas Inc. (2015–2017)
Diane Kenneally[8,9] (1966) Chief Financial Officer and Treasurer, since 2018	Director,[3] DWS; formerly: Assistant Treasurer for the DWS funds (2007–2018)
Paul Antosca[8] (1957) Assistant Treasurer, 2007–present	Director,[3] DWS
Sheila Cadogan[8] (1966) Assistant Treasurer, 2017–present	Director,[3] DWS; Director and Vice President, DWS Trust Company (since 2018)
Scott D. Hogan[8] (1970) Chief Compliance Officer, 2016–present	Director,[3] DWS
Caroline Pearson[8] (1962) Chief Legal Officer, 2010–present	Managing Director,[3] DWS; formerly: Secretary, Deutsche AM Distributors, Inc. (2002–2017); and Secretary, Deutsche AM Service Company (2010–2017)
Wayne Salit[7] (1967) Anti-Money Laundering Compliance Officer, 2014–present	Director,[3] Deutsche Bank; and AML Officer, DWS Trust Company; formerly: Managing Director, AML Compliance Officer at BNY Mellon (2011–2014); and Director, AML Compliance Officer at Deutsche Bank (2004–2011)
Ciara Crawford[10] (1984) Assistant Secretary, since February 8, 2019	Associate, DWS (since 2015); previously, Legal Assistant at Accelerated Tax Solutions.

[1]	The length of time served represents the year in which the Board Member joined the board of one or more DWS funds currently overseen by the Board.

[2]	A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

[3]	Executive title, not a board directorship.

[4]

As a result of their respective positions held with the Advisor or its affiliates, these individuals are considered “interested persons” of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the Fund.

[5]	The length of time served represents the year in which the officer was first elected in such capacity for one or more DWS funds.

[6]	Address: 345 Park Avenue, New York, NY 10154.

[7]	Address: 60 Wall Street, New York, NY 10005.

[8]	Address: One International Place, Boston, MA 02110.

[9]	Appointed Treasurer and Chief Financial Officer effective July 2, 2018.

[10]	Address: 5022 Gate Parkway, Suite 400, Jacksonville, FL 32256.

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 728-3337.

38	|	DWS Government & Agency Money Fund

Notes

DGAMF-2

(R-027588-8 6/19)

April 30, 2019

Annual Report

to Shareholders

DWS Tax-Exempt Portfolio

(formerly Deutsche Tax-Exempt Portfolio)

DWS Tax-Exempt Cash Premier Shares

(formerly Deutsche Tax-Exempt Cash Premier Shares)

Fund #148

Tax-Exempt Cash Managed Shares

Fund #248

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s Web site (dws.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank), or if you are a direct investor, by calling (800) 728-3337 or sending an email request to service@dws.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 728-3337 or send an email request to service@dws.com to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with DWS if you invest directly with the Fund.

Contents

3	Portfolio Management Review
7	Portfolio Summary
8	Investment Portfolio
19	Statement of Assets and Liabilities
21	Statement of Operations
22	Statements of Changes in Net Assets
23	Financial Highlights
25	Notes to Financial Statements

34	Report of Independent Registered Public Accounting Firm
36	Information About Your Fund’s Expenses
37	Tax Information
38	Other Information
39	Advisory Agreement Board Considerations and Fee Evaluation
43	Board Members and Officers

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit dws.com. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the Fund may have a significant adverse effect on the share prices of all classes of shares of the Fund. Please read the prospectus for specific details regarding the Fund’s risk profile.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

NOT FDIC/NCUA INSURED    NO BANK GUARANTEE    MAY LOSE VALUE NOT A DEPOSIT    NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

Portfolio Management Review	(Unaudited)

Market Overview

All performance information below is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Funds’ most recent month-end performance. The 7-day current yield refers to the income paid by the Funds over a 7-day period expressed as an annual percentage rate of each Fund’s shares outstanding. Yields fluctuate and are not guaranteed.

Over the past 12 months ended April 30, 2019, yields across the money market yield curve fluctuated based on the growing U.S. economy and evolving U.S. Federal Reserve (the Fed) statements and actions. In light of continued economic strength and a tight labor market, the Federal Open Market Committee (FOMC) raised short-term rates at its June 2018 meeting. In September, the Fed once again raised rates, with accompanying statements that at the time were viewed as aggressive regarding the prospects for future rate hikes. In December, a number of factors contributed to a considerable increase in financial market volatility and a tightening in overall financial conditions. These factors included statements by the Fed following its December 2018 rate hike. In December, the Fed’s messaging disappointed market watchers because the central bank did not commit to a pause in its rate hikes, despite signs that growth was slowing in some parts of the global economy. Disappointment in the Fed’s statements during the fourth quarter of 2018 coincided with a major correction in the stock markets, an inverted yield curve (often a predictor of economic recession), a widening of credit spreads, apparent difficulties in trade talks with China, and a U.S. government shutdown.

In January, the short-term rate environment underwent a meaningful change: Responding to the significant financial market disruptions that had taken place in late 2018, the Fed pivoted dramatically, taking all of its rate hike forecasts off the table and changing from a hawkish to a neutral (to some observers, even dovish) monetary policy stance. The Fed not only walked backed its projections of fed funds rate increases, but also lowered its U.S. economic growth estimates. Money market participants took the altered short-term rate expectations even further by “pricing in” a Fed rate cut in early 2020. At the end of the 12-month period, the

DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	3

market consensus was that in terms of possible short-term rate changes, the Fed would most likely be on hold for the remainder of 2019.

Positive Contributors to Fund Performance

DWS Tax-Exempt Portfolio seeks to provide maximum current income that is exempt from federal income taxes to the extent consistent with stability of capital.

For the DWS Tax Exempt Portfolio, we sought to achieve an attractive yield by implementing a strategic balance of short liquidity instruments, as well as longer-term products. With an increase in market volatility, keeping overweight balances in floating-rate VRDNs (Variable Rate Demand Notes) enabled the Fund to purchase fixed-term commercial paper with maturities of 30 to 90 days, providing what we believe to be attractive yield. (The interest rate of variable rate securities adjusts periodically based on indices such as the Securities Industry and Financial Market Association Index of Variable Rate Demand Notes. Because the interest rates of these instruments adjust as market conditions change, they provide flexibility in an uncertain interest rate environment.)

Negative Contributors to Fund Performance

The types of securities that we invested in tended to have lower yields than issues carrying more risk. We preferred to be cautious during a time of market uncertainty. In the end this may have cost the Fund some yield, but we believe that this represented a prudent approach to preserving principal.

Outlook and Positioning

We are cautious regarding current U.S. economic policy, the global geopolitical situation, and the agenda on trade that the administration is pursuing. However, we believe that the economy can continue to expand, though with a possible slowdown later this year or early in 2020. For now we are positioning the Fund for continued growth. With no Fed rate hikes projected in the coming months, we plan to continue our current portfolio strategy until there is a significant shift in the market environment.

We continue our insistence on what we believe to be the highest credit quality within the Fund. We also plan to maintain what we believe to be

4	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

our conservative investment strategies and standards under the current market conditions. We continue to apply what we believe to be a careful approach to investing on behalf of the Fund and to seek competitive yield for our shareholders.

Fund Performance (as of April 30, 2019)

Performance is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

7-Day Current Yield
DWS Tax-Exempt Cash Premier Shares	1.95%*
Equivalent Taxable Yield	2.99%**
Tax-Exempt Cash Managed Shares	1.75%*
Equivalent Taxable Yield	2.69%**

Yields are historical, will fluctuate and do not guarantee future performance. The 7-day current yield refers to the income paid by the Fund over a 7-day period expressed as an annual percentage rate of the Fund’s shares outstanding. For the most current yield information, visit our Web site at dws.com.

*	The 7-Day Current Yield would have been 1.75% and 1.33% for DWS Tax-Exempt Cash Premier Shares and Tax-Exempt Cash Managed Shares respectively, had certain expenses not been reduced.

**

The equivalent taxable yield allows you to compare with the performance of taxable money market funds. For the DWS Tax-Exempt Portfolio, the equivalent taxable yield is based upon the marginal income tax rate of 40.8%. Income may be subject to local taxes and, for some investors, the alternative minimum tax.

Portfolio Management Team

A group of investment professionals is responsible for the day-to-day management of the Fund. These investment professionals have a broad range of experience managing money market funds.

The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.

DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	5

Terms to Know

The yield curve is a graphical representation of how yields on bonds of different maturities compare. Normally, yield curves slant up, as bonds with longer maturities typically offer higher yields than short-term bonds.

Floating-rate securities are debt instruments with floating-rate coupons that generally reset every 30 to 90 days. While floating-rate securities are senior to equity and fixed-income securities, there is no guaranteed return of principal in case of default. Floating-rate issues often have less interest-rate risk than other fixed-income investments. Floating-rate securities are most often secured assets, generally senior to a company’s secured debt, and can be transferred to debt holders, resulting in potential downside risk.

6	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

Portfolio Summary	(Unaudited)

DWS Tax-Exempt Portfolio

Asset Allocation (As a % of Investment Portfolio)	4/30/19	4/30/18
Municipal Investments
Municipal Variable Rate Demand Notes	62%	49%
Tax-Exempt Commercial Paper	17%	17%
Municipal Bonds and Notes	11%	20%
Municipal Floating-Rate Notes	5%	5%
Preferred Shares of Closed-End Investment Companies	5%	9%
	100%	100%

Weighted Average Maturity	4/30/19	4/30/18
Cash Account Trust — DWS Tax-Exempt Portfolio	13 days	26 days
National Tax-Free Retail Money Fund Average*	19 days	19 days

*

The Fund is compared to its respective iMoneyNet Category: National Tax-Free Retail Money Fund Average — Category consists of all national tax-free and municipal retail funds. Portfolio holdings of tax-free funds include Rated and Unrated Demand Notes, Rated and Unrated General Market Notes; Commercial Paper; Put Bonds; AMT Paper and Other Tax-Free Holdings.

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s holdings, see pages 8–18. A quarterly Fact Sheet is available on dws.com or upon request.

DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	7

Investment Portfolio	as of April 30, 2019

DWS Tax-Exempt Portfolio

	Principal Amount ($)	Value ($)
Municipal Investments 94.8%
Alabama 0.5%
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone, Hunt Refining Project, Series I, 144A, 2.33%*, 5/7/2019, LOC: Bank of Nova Scotia	1,600,000	1,600,000

Alaska 0.5%
Alaska, State Industrial Development & Export Authority Revenue, Series B, 2.3%*, 5/1/2019, LOC: Bank Tokyo-Mitsubishi UFJ	1,500,000	1,500,000

Arizona 1.5%

Arizona, State Health Facilities Authority Revenue, Dignity Health, Series A, 2.15%*, 5/7/2019, LOC: JPMorgan Chase Bank NA	215,000	215,000

Arizona, State Health Facilities Authority, Banner Health, Series G, 2.42%*, 5/7/2019, LOC: Wells Fargo Bank NA	285,000	285,000

Maricopa County, AZ, Industrial Development Authority, Multi-Family Housing Revenue, Sani Angelin Apartments Project, Series A, AMT, 2.5%*, 5/7/2019, LIQ: Fannie Mae, LOC: Fannie Mae	240,000	240,000

Maricopa County, AZ, Industrial Development Authority, Multi-Family Housing Revenue, Sanitary Clemente Apartments Project, Series A, AMT, 2.45%*, 5/7/2019, LIQ: Fannie Mae, LOC: Fannie Mae	810,000	810,000

Maricopa County, AZ, Industrial Development Authority, Multi-Family Housing Revenue, Sanitary Fernando Apartments Project, Series A, AMT, 2.45%*, 5/7/2019, LIQ: Fannie Mae, LOC: Fannie Mae	445,000	445,000

Pima County, AZ, Industrial Development Authority, Multi-Family Housing Revenue, Eastside PL Apartments, 2.4%*, 5/7/2019, LIQ: Fannie Mae, LOC: Fannie Mae	1,350,000	1,350,000

Pima County, AZ, Industrial Development Authority, Series A, 2.4%*, 5/7/2019, LOC: Federal Home Loan Bank	950,000	950,000

		4,295,000

Arkansas 3.1%

Little Rock, AR, Metrocentere Improvement District No.1, Little Rock Newspapers, Inc., 2.3%*, 5/1/2019, LOC: JPMorgan Chase Bank NA	2,500,000	2,500,000

Lowell, AR, Industrial Development Revenue, Little Rock Newspapers Project, AMT, 2.53%*, 5/7/2019, LOC: JPMorgan Chase Bank NA	6,500,000	6,500,000

		9,000,000

The accompanying notes are an integral part of the financial statements.

8	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

	Principal Amount ($)	Value ($)
California 3.3%

California, Statewide Community Development Authority, Series B-5, 1.77%, 8/7/2019	6,250,000	6,250,000

California, Wells Fargo Stage Trust Various States, Series 94C, 144A, AMT, MUNIPSA + 0.340%, 2.64%**, Mandatory Put 7/24/2019 @ 100, 5/1/2030, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	2,500,000	2,500,000

Los Angeles, CA, Municipal Improvement Corp., Series A-1, TECP, 1.66%, 5/30/2019	1,000,000	1,000,000

		9,750,000

Colorado 4.5%

Colorado, State Education Loan Program, Series A, 5.0%, 6/27/2019	12,500,000	12,566,113

Colorado, State Housing & Finance Authority, Series I - AA2, 2.45%*, 5/7/2019, LOC: Sumitomo Mitsui Banking	500,000	500,000

		13,066,113

Connecticut 0.4%
Connecticut, Tender Option Bond Trust, Series 2018-XG0204, 2.33%*, 5/7/2019, LIQ: Barclays Bank PLC	1,135,000	1,135,000

District of Columbia 0.3%

District of Columbia, Georgetown University Revenue, Series C-1, 2.32%*, 5/7/2019, LOC: Sumitomo Mitsui Banking	420,000	420,000

District of Columbia, Metropolitan Airport Authority Systems Revenue, Series C-1, AMT, 2.35%*, 5/7/2019, LOC: Sumitomo Mitsui Banking	450,000	450,000

		870,000

Florida 10.3%

Gainesville, FL, General Obligation Notes, Series C, TECP, 1.7%, 5/6/2019	2,000,000	2,000,000

Gainesville, FL, Industrial Development Revenue, Gainesville Hillel, Inc. Project, 2.15%*, 5/7/2019, LOC: Northern Trust Company	4,150,000	4,150,000

Gainesville, FL, General Obligation Notes:

Series C, TECP, 1.69%, 5/2/2019	11,000,000	11,000,000

Series A, TECP, 1.83%, 6/3/2019	5,500,000	5,500,000

Miami-dade County, FL, Seaport Revenue, Series A, 2.3%*, 5/7/2019, LOC: PNC Bank NA	925,000	925,000

Palm Beach County, FL, Henry Morrison Flagler Project Revenue, 2.4%*, 5/7/2019, LOC: Northern Trust Company	1,300,000	1,300,000

Sarasota County, FL, State Revenue Planned Parenthood, Inc. Project, 2.4%*, 5/7/2019, LOC: BMO Harris Bank NA	5,230,000	5,230,000

		30,105,000

The accompanying notes are an integral part of the financial statements.

DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	9

	Principal Amount ($)	Value ($)
Georgia 7.2%

Atlanta City, GA, Second Lien Airport Passanger Facility Charge & Third Lien Airport General Revenue, Series 2016 H-3, TECP, 2.05%, 5/31/2019	200,000	200,000

Atlanta City, GA, Airport General Revenue, Series 2016 H-1, TECP, 2.05%, 5/31/2019	230,000	230,000

Atlanta City, GA, Second Lien Airport Passanger Facility Charge & Third Lien Airport General Revenue, Series H-3:

TECP, 1.83%, 5/31/2019	137,000	137,000

TECP, 1.9%, 5/31/2019	234,000	234,000

City of Atlanta, GA, Airport General Revenue:

Series F-3, TECP, 1.95%, 7/2/2019	200,000	200,000

Series-F-1, TECP, 1.95%, 7/2/2019	200,000	200,000

Georgia, General Obligation Notes, Series 85-A, TECP, 1.78%, 6/5/2019	12,500,000	12,500,000

Georgia, Tender Option Bond Trust Receipts, Series 2018-XF0709, 144A, 2.4%*, 5/7/2019, LIQ: JPMorgan Chase Bank NA	6,800,000	6,800,000

Monroe County, GA, Development Authority Pollution Control Revenue, Oglethorpe Power Corp., Series A, 2.34%*, 5/7/2019, LOC: Bank of Montreal	450,000	450,000

		20,951,000

Idaho 1.7%
Idaho, State Health Facilities Authority, Hospital Revenue, Trinity Health Credit Group, Series ID, 1.7%**, 12/1/2048	5,000,000	5,000,000

Illinois 10.3%

Channahon, IL, Morris Hospital Revenue, 2.31%*, 5/7/2019, LOC: U.S. Bank NA	4,005,000	4,005,000

Illinois, Educational Facilities Authority, Chicago Zoological Society, Series B, 2.4%*, 5/7/2019, LOC: Northern Trust Company	3,955,000	3,955,000

Illinois, Southwestern Development Authority Solid Waste Disposal Revenue, Waste Management, Inc., Project, AMT, 2.35%*, 5/7/2019, LOC: JPMorgan Chase Bank NA	400,000	400,000

Illinois, State Development Finance Authority, Chicago Horticultural, 2.3%*, 5/7/2019, LOC: BMO Harris Bank NA	2,600,000	2,600,000

Illinois, State Development Finance Authority, Ignatius College Project, 2.37%*, 5/7/2019, LOC: PNC Bank NA	2,000,000	2,000,000

Illinois, State Development Finance Authority, Industrial Development Revenue, Series A, AMT, 2.37%*, 5/7/2019, LOC: BMO Harris Bank NA	565,000	565,000

Illinois, State Development Finance Authority, Jewish Council Youth Services, 2.31%*, 5/7/2019, LOC: BMO Harris Bank NA	1,400,000	1,400,000

The accompanying notes are an integral part of the financial statements.

10	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

	Principal Amount ($)	Value ($)

Illinois, State Development Finance Authority, St. Ignatius College Preparatory, 2.37%*, 5/7/2019, LOC: PNC Bank NA	3,850,000	3,850,000

Illinois, State Development Finance Authority, YMCA Metropolitan Chicago Project, 2.15%*, 5/7/2019, LOC: BMO Harris Bank NA	1,000,000	1,000,000

Illinois, State Educational Facilities Authority Revenue, The Adler Planetarium, 2.26%*, 5/7/2019, LOC: PNC Bank NA	1,100,000	1,100,000

Illinois, State Educational Facilities Authority, National Louis University, Series B, 2.3%*, 5/7/2019, LOC: JPMorgan Chase Bank NA	190,000	190,000

Illinois, State Finance Authority Revenue, North Park University Project, 2.15%*, 5/7/2019, LOC: U.S. Bank NA	1,900,000	1,900,000

Illinois, State Finance Authority Revenue, Uhlich Children’s Advantage Network, 2.31%*, 5/7/2019, LOC: U.S. Bank NA	1,885,000	1,885,000

Illinois, State Housing Development Authority, Multi-Family Housing Revenue, 2.44%*, 5/7/2019, LIQ: Freddie Mac, LOC: Freddie Mac	4,325,000	4,325,000

University of Illinois:

2.15%*, 5/7/2019, LOC: JPMorgan Chase Bank NA	330,000	330,000

2.42%*, 5/7/2019, LOC: Wells Fargo Bank NA	425,000	425,000

		29,930,000

Indiana 2.6%

Elkhart County, IN, Multy-Family Revenue, Ashton Pines Apartments, Series A, 2.35%*, 5/7/2019, LOC: Federal Home Loan Bank	500,000	500,000

Indiana, State Finance Authority, Health Systems Revenue, Sisters of St. Francis Health, Series F, 2.32%*, 5/7/2019, LOC: Bank of NY Mellon	2,900,000	2,900,000

Rockport, IN, Pollution Control Revenue, AEP Generating Co., Series B, 2.42%*, 5/7/2019, LOC: Bank Tokyo-Mitsubishi UFJ	4,175,000	4,175,000

		7,575,000

Iowa 1.1%

Iowa, State Finance Authority Midwestern Disaster Area Revenue, 2.35%*, 5/7/2019	405,000	405,000

Iowa, State Finance Authority, Economic Development Revenue, Series A, 2.34%*, 5/7/2019	300,000	300,000

Iowa, State Finance Authority, Single Family Mortgage Revenue, Mortgage Backed Securities Program:

Series D, 2.34%*, 5/7/2019, SPA: Federal Home Loan Bank	1,550,000	1,550,000

Series E, 2.34%*, 5/7/2019, SPA: Federal Home Loan Bank	855,000	855,000

		3,110,000

The accompanying notes are an integral part of the financial statements.

DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	11

	Principal Amount ($)	Value ($)
Kansas 0.3%
Olathe, KS, Industrial Revenue, Multi Modal Diamant Boart, Series A, AMT, 2.46%*, 5/7/2019, LOC: Svenska Handelsbanken	1,000,000	1,000,000

Kentucky 0.7%

Boone County, KY, Pollution Control Revenue, Duke Energy Kentucky, Inc., 2.37%*, 5/7/2019, LOC: Sumitomo Mitsui Banking	300,000	300,000

Louisville & Jefferson County, KY, Regional Airport Authority, UPS Worldwide Forwarding, Series C, AMT, 2.34%*, 5/1/2019	1,800,000	1,800,000

		2,100,000

Louisiana 0.2%
Louisiana, State Housing Finance Agency, Centerbury House Apartments, 2.31%*, 5/7/2019, LOC: Fannie Mae	550,000	550,000

Maryland 0.2%
Maryland, State Health & Higher Educational Facilities Authority Revenue, Gaudenzia Foundation, 2.37%*, 5/7/2019, LOC: PNC Bank NA	500,000	500,000

Massachusetts 2.1%

Massachusetts, Tender Option Bond Trust Receipts, Series 2015-XF2203, 144A, 2.32%*, 5/7/2019, LIQ: Citibank NA	2,300,000	2,300,000

Massachusetts, University of Massachusetts, Building Authority Revenue, Series 2, MUNIPSA + 0.300%, 2.6%**, 11/1/2034	3,900,000	3,900,000

		6,200,000

Michigan 1.8%

Michigan, Kent Hospital Finance Authority Revenue, Spectrum Health System, Series C, 2.4%*, 5/7/2019, LOC: Bank of NY Mellon	290,000	290,000

University of Michigan, General Obligation Notes, Series K-1, TECP, 1.83%, 6/3/2019	5,000,000	5,000,000

		5,290,000

Mississippi 3.3%

Mississippi, State Business Finance Commission, Gulf Opportunity Zone, Chevron U.S.A., Inc.:

Series F, 2.3%*, 5/7/2019, GTY: Chevron Corp.	50,000	50,000

Series A, 2.44%*, 5/7/2019, GTY: Chevron Corp.	9,505,000	9,505,000

Series B, 2.44%*, 5/7/2019, GTY: Chevron Corp.	200,000	200,000

		9,755,000

The accompanying notes are an integral part of the financial statements.

12	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

	Principal Amount ($)	Value ($)
Missouri 1.1%

Missouri, Tender Option Bond Trust Receipts, Series 2015-XF2198, 144A, 2.33%*, 5/7/2019, LIQ: Citibank NA	2,660,000	2,660,000

St. Louis County, MO, Industrial Development Authority, Educational Whitefield School, Inc., Series B, 2.4%*, 5/7/2019, LOC: U.S. Bank NA	450,000	450,000

		3,110,000

Nevada 2.7%

Clark County, NV, Airport Systems Revenue, Series D-1, 2.4%*, 5/7/2019, LOC: Sumitomo Mitsui Banking	6,755,000	6,755,000

Nevada, State Housing Division, Sonoma Palms LP, AMT, 2.32%*, 5/7/2019, LIQ: Fannie Mae, LOC: Fannie Mae	1,100,000	1,100,000

		7,855,000

New York 5.1%

New York, State Energy Research & Development Authority Facilities Revenue, Consolidated Edison Co., Series C-2, AMT, 2.45%*, 5/7/2019, LOC: Mizuho Bank Ltd.	690,000	690,000

New York, State Thruway Authority Revenue, Series 2016-XF2345, 144A, 2.33%*, 5/7/2019, LIQ: Credit Suisse	1,865,000	1,865,000

New York City, NY, Industrial Development Agency, Civic Facility Revenue, Jamaica First Parking LLC Project, 2.32%*, 5/7/2019, LOC: TD Bank NA	1,185,000	1,185,000

New York City, NY, Municipal Finance Authority, Water & Sewer Systems Revenue, Series F-2, 2.13%*, 5/7/2019, SPA: JPMorgan Chase Bank NA	3,470,000	3,470,000

New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Second Generation Resolution, Series BB-1, 2.38%*, 5/7/2019, SPA: IND & Commercial Bank of China BA	5,750,000	5,750,000

New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Series A-2A, 2.3%*, 5/2/2019, LOC: Bank Tokyo-Mitsubishi UFJ	825,000	825,000

New York, NY, General Obligation, Series J-6, 2.32%*, 5/1/2019, LOC: Landesbank Hessen-Thuringen	830,000	830,000

New York, NY, State General Obligation, Series A-3, 2.31%*, 5/1/2019, SPA: Landesbank Hessen-Thuringen	175,000	175,000

Westchester County, NY, Industrial Development Agency, Civic Facility Revenue, Jewish Project, 2.3%*, 5/7/2019, LOC: JPMorgan Chase Bank NA	100,000	100,000

		14,890,000

The accompanying notes are an integral part of the financial statements.

DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	13

	Principal Amount ($)	Value ($)
North Carolina 0.9%
North Carolina, State Capital Facilities Finance Agency Student Revenue, Housing NCA&T University Foundation Project, Series B, 2.37%*, 5/7/2019, INS: AGC, LOC: PNC Bank NA	2,575,000	2,575,000

Ohio 6.6%

Cuyahoga County, OH, Health Care Facilities Revenue, AM McGregor Home Project, 2.38%*, 5/7/2019, LOC: Northern Trust Company	12,400,000	12,400,000

Franklin County, OH, Trinity Health Credit Group, 1.7%**, 12/1/2046	5,000,000	5,000,000

Hamilton County, OH, Economic Development Revenue, St Xavier High School Project, 2.37%*, 5/7/2019, LOC: PNC Bank NA	1,695,000	1,695,000

		19,095,000

Oklahoma 1.3%
Oklahoma, Tender Option Bond Trust Floaters, Series 2018-XM0708, 144A, AMT, 2.48%*, 5/7/2019, LIQ: JPMorgan Chase Bank NA	3,750,000	3,750,000

Pennsylvania 4.4%

Butler County, PA, General Authority Revenue, School District Project, 2.37%*, 5/7/2019, LOC: PNC Bank NA	1,500,000	1,500,000

Lancaster, PA, Industrial Development Authority, Willow Valley Retirement, Series C, 2.37%*, 5/7/2019, LOC: PNC Bank NA	2,500,000	2,500,000

Pennsylvania, State Economic Development Financing Authority Revenue, Hawley Silk Mill LLC, Recovery Zone Facility, Series A1, 2.39%*, 5/7/2019, LOC: PNC Bank NA	300,000	300,000

Pennsylvania, Tender Option Bond Trust, Series 2019-ZF2779, 2.33%*, 5/7/2019, LIQ: Barclays Bank PLC	1,500,000	1,500,000

Philadelphia, PA, Airport Revenue, Series B-2, TECP, 1.72%, 5/31/2019	7,000,000	7,000,000

		12,800,000

Rhode Island 0.2%
Rhode Island, State Health & Educational Building Corp., Higher Education Facility Revenue, Roger Williams University, Series A, 2.18%*, 5/7/2019, LOC: U.S. Bank NA	520,000	520,000

South Carolina 0.1%
North Charleston, SC, Certificates of Participation, 2.26%*, 5/7/2019, LOC: Bank of America NA	355,000	355,000

The accompanying notes are an integral part of the financial statements.

14	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

	Principal Amount ($)	Value ($)
South Dakota 0.7%

South Dakota, State Health & Educational Facilities Authority, Sioux Valley Hospital & Health:

Series B, 2.15%*, 5/7/2019, LOC: U.S. Bank NA	425,000	425,000

Series C, 2.15%*, 5/7/2019, LOC: U.S. Bank NA	1,485,000	1,485,000

		1,910,000

Tennessee 0.3%

Loudon, TN, Industrial Development Board, Pollution Control Revenue, 2.4%*, 5/7/2019, LOC: Citibank NA	300,000	300,000

Shelby County, TN, Health Educational & Housing Facilities Board, Multi-Family Housing Revenue, 2.4%*, 5/7/2019, LIQ: Fannie Mae, LOC: Fannie Mae	600,000	600,000

		900,000

Texas 7.7%

Austin, TX, Water & Wastewater Systems Revenue, 2.32%*, 5/7/2019, LOC: Barclays Bank PLC	2,225,000	2,225,000

Harris County, TX, Houston Port Authority:

1.66%, 5/16/2019	3,600,000	3,600,000

1.74%, 6/6/2019	205,000	205,000

1.8%, 6/6/2019	5,500,000	5,500,000

Houston, TX, Utility Systems Revenue, First Lien, Series B-5, 2.32%*, 5/7/2019, LOC: Wells Fargo Bank NA	590,000	590,000

Houston, TX, General Obligation Notes, Series E-1, TECP, 1.71%, 6/25/2019	2,000,000	2,000,000

Tarrant County, TX, Cultural Educational Facilities Finance Corp. Revenue, Christus Health Obligated Group, Series C-2, 2.4%*, 5/7/2019, LOC: Bank of NY Mellon	850,000	850,000

Tarrant County, TX, Housing Finance Corp., Multifamily Housing Gateway Apartments, 2.4%*, 5/7/2019, LIQ: Fannie Mae, LOC: Fannie Mae	375,000	375,000

Texas, State Variable Veternas:

Series B, 2.15%*, 5/7/2019, SPA: Federal Home Loan Bank	490,000	490,000

Series C, 2.44%*, 5/7/2019, SPA: Landesbank Hessen-Thuringen	445,000	445,000

Texas, Tender Option Bond Trust Receipts, Series 2015-XF2201, 144A, 2.33%*, 5/7/2019, LIQ: Citibank NA	3,100,000	3,100,000

Texas State, Tax & Revenue Anticipation Notes, 4.0%, 8/29/2019	3,000,000	3,019,647

		22,399,647

The accompanying notes are an integral part of the financial statements.

DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	15

	Principal Amount ($)	Value ($)
Vermont 0.1%
Vermont, State Educational & Health Buildings Financing Agency Revenue, Hospital Fletcher Allen, Series A, 2.39%*, 5/7/2019, LOC: TD Bank North NA	400,000	400,000

Virginia 0.4%

Loudoun County, VA, Industrial Development Authority Revenue, Jack Kent Cooke Foundation Project, 2.3%*, 5/7/2019, LOC: Northern Trust Company	650,000	650,000

Salem, VA, Industrial Development Authority, Multi-Family Housing Revenue, Oak Park Apartments Project, 2.3%*, 5/7/2019, LIQ: Fannie Mae, LOC: Fannie Mae	535,000	535,000

		1,185,000

Washington 0.8%

King County, WA, Sewer Revenue, Junior Lien, Series A, 2.4%*, 5/7/2019, LOC: Landesbank Hessen-Thuringen	530,000	530,000

Olympia, WA, Economic Development Corp., Spring Air Northwest Project, AMT, 2.38%*, 5/7/2019, LOC: U.S. Bank NA	960,000	960,000

Washington, State Housing Finance Commission, Panorma City Project, 2.4%*, 5/7/2019, LOC: Wells Fargo Bank NA	490,000	490,000

Washington, State Housing Finance Commission, Vintage of Central Airports Project, 2.42%*, 5/7/2019, LIQ: Freddie Mac, LOC: Freddie Mac	325,000	325,000

		2,305,000

Wisconsin 3.9%

Wisconsin, Whitewater Community Development Authority, Housing Preservation, 2.31%*, 5/7/2019, LOC: BMO Harris Bank NA	7,455,000	7,455,000

Wisconsin, State General Obligation, Series 05-A, TECP, 1.77%, 6/6/2019	1,800,000	1,800,000

Wisconsin, State Health & Education Facilities Authority, Ascension Health Alliance Senor Group, Series B-2, 4.0%*, 11/15/2043	1,545,000	1,547,870

Wisconsin, State Health & Educational Facilities Authority Revenue, Mequon Jewish Project, 2.4%*, 5/7/2019, LOC: JPMorgan Chase Bank NA	475,000	475,000

		11,277,870

Other 2.6%

Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:

“A”, Series MO27, 2.32%*, 5/7/2019, LIQ: Freddie Mac	2,815,000	2,815,000

“A”, Series M031, 2.33%*, 5/7/2019, LIQ: Freddie Mac	2,960,000	2,960,000

Series M033, 2.33%*, 5/7/2019, LIQ: Freddie Mac	815,000	815,000

The accompanying notes are an integral part of the financial statements.

16	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

	Principal Amount ($)	Value ($)

“A”, Series M015, AMT, 2.35%*, 5/7/2019, LIQ: Freddie Mac	1,065,000	1,065,000

		7,655,000
Total Municipal Investments (Cost $276,264,630)		276,264,630

Preferred Shares of Closed-End Investment Companies 4.8%
California

California, Nuveen Dividend Advantage Municipal Fund, Series 1-1362, 144A, AMT, 2.43%*, 5/7/2019, LIQ: Societe Generale	9,000,000	9,000,000

California, Nuveen Dividend Advantage Municipal Fund, Series 6, 144A, AMT, 2.43%*, 5/7/2019, LIQ: Citibank NA	1,500,000	1,500,000

California, Nuveen Quality Municipal Income Fund, Series 7, 144A, AMT, 2.44%*, 5/7/2019, LIQ: Royal Bank of Canada	3,500,000	3,500,000
Total Preferred Shares of Closed-End Investment Companies (Cost $14,000,000)		14,000,000

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $290,264,630)	99.6	290,264,630
Other Assets and Liabilities, Net	0.4	1,284,563

Net Assets	100.0	291,549,193

*

Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder at any time, and are shown at their current rates as of April 30, 2019. Date shown reflects the earlier of demand date or stated maturity date.

**	Floating rate security. These securities are shown at their current rate as of April 30, 2019.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGC: Assured Guaranty Corp.

AMT: Subject to alternative minimum tax.

GTY: Guaranty Agreement

LIQ: Liquidity Facility

LOC: Letter of Credit

MUNIPSA: SIFMA Municipal Swap Index Yield

SPA: Standby Bond Purchase Agreement

TECP: Tax Exempt Commercial Paper

The accompanying notes are an integral part of the financial statements.

DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	17

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of April 30, 2019 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$276,264,630	$—	$276,264,630
Preferred Shares of Closed-End Investment Companies	—	14,000,000	—	14,000,000
Total	$—	$290,264,630	$—	$290,264,630

(a)	See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

18	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

Statement of Assets and Liabilities

as of April 30, 2019

Assets	DWS Tax-Exempt Portfolio
Investments in securities, valued at amortized cost	$290,264,630
Cash	17,977
Receivable for investments sold	200,000
Receivable for Fund shares sold	186,784
Interest receivable	1,254,804
Other assets	58,489
Total assets	291,982,684

Liabilities
Payable for Fund shares redeemed	158,192
Distributions payable	59,128
Accrued Trustees’ fees	4,011
Other accrued expenses and payables	212,160
Total liabilities	433,491
Net assets, at value	$291,549,193

Net Assets Consist of
Distributable earnings (loss)	(50,568)
Paid-in capital	291,599,761
Net assets, at value	$291,549,193

The accompanying notes are an integral part of the financial statements.

DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	19

Statement of Assets and Liabilities as of April 30, 2019 (continued)

Net Asset Value	DWS Tax-Exempt Portfolio

DWS Tax-Exempt Cash Premier Shares

Net Asset Value, offering and redemption price per share ($49,478,536 ÷ 49,454,148 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Exempt Money Fund

Net Asset Value, offering and redemption price per share ($124,352,933 ÷ 124,291,658 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Free Money Fund Class S

Net Asset Value, offering and redemption price per share ($51,658,888 ÷ 51,633,423 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares

Net Asset Value, offering and redemption price per share ($13,841,671 ÷ 13,834,843 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Exempt Cash Managed Shares

Net Asset Value, offering and redemption price per share ($45,759,204 ÷ 45,736,619 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Free Investment Class

Net Asset Value, offering and redemption price per share ($6,457,961 ÷ 6,454,777 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

20	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

Statement of Operations

for the year ended April 30, 2019

Investment Income	DWS Tax-Exempt Portfolio

Income:

Interest	$4,696,916
Expenses:

Management fee	231,341
Administration fee	303,403
Services to shareholders	218,706
Distribution and service fees	260,297
Custodian fee	11,040
Professional fees	119,852
Reports to shareholders	114,292
Registration fees	123,397
Trustees’ fees and expenses	14,414
Other	68,666
Total expenses before expense reductions	1,465,408
Expense reductions	(447,709)
Total expenses after expense reductions	1,017,699
Net investment income	3,679,217
Net realized gain (loss) from investments	16,792
Net increase (decrease) in net assets resulting from operations	$3,696,009

The accompanying notes are an integral part of the financial statements.

DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	21

Statements of Changes in Net Assets

	DWS Tax-Exempt Portfolio
	Years Ended April 30,
Increase (Decrease) in Net Assets	2019	2018

Operations:

Net investment income	$3,679,217	$2,423,950
Net realized gain (loss)	16,792	2,158
Net increase in net assets resulting from operations	3,696,009	2,426,108
Distributions to shareholders:

DWS Tax-Exempt Cash Premier Shares	(554,487)	(430,286)
DWS Tax-Exempt Money Fund	(1,689,303)	(1,163,840)
DWS Tax-Free Money Fund Class S	(640,705)	(413,013)
Service Shares	(115,693)	(36,384)
Tax-Exempt Cash Managed Shares	(607,973)	(364,721)
Tax-Free Investment Class	(58,355)	(28,399)
Total distributions	(3,666,516)	(2,436,643)*
Fund share transactions:

Proceeds from shares sold	459,762,725	550,268,409
Reinvestment of distributions	2,971,761	1,998,663
Payments for shares redeemed	(485,955,370)	(576,644,724)
Net increase (decrease) in net assets from Fund share transactions	(23,220,884)	(24,377,652)
Increase (decrease) in net assets	(23,191,391)	(24,388,187)
Net assets at beginning of period	314,740,584	339,128,771

Net assets at end of period	$291,549,193	$314,740,584 **

*	Includes distributions from net investment income.

**	Includes distributions in excess of net investment income of $47,775

The accompanying notes are an integral part of the financial statements.

22	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

Financial Highlights

DWS Tax-Exempt Portfolio

DWS Tax-Exempt Cash Premier Shares

	Years Ended April 30,
	2019	2018	2017		2016		2015

Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00		$1.00		$1.00
Income (loss) from investment operations:

Net investment income	.013	.009	.005		.000	*	.000	*
Net realized gain (loss)	.000 *	.000 *	(.000	)*	.000	*	.000	*
Total from investment operations	.013	.009	.005		.000	*	.000	*
Less distributions from:

Net investment income	(.013)	(.009)	(.005)		(.000	)*	(.000	)*
Net realized gains	—	—	(.000	)*	(.000	)*	(.000	)*
Total distributions	(.013)	(.009)	(.005)		(.000	)*	(.000	)*
Net asset value, end of period	$1.00	$1.00	$1.00		$1.00		$1.00
Total Return (%)[a]	1.36	.86	.55		.04		.03

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	49	41	38		514		296
Ratio of expenses before expense reductions (%)	.34	.31	.27		.24		.22
Ratio of expenses after expense reductions (%)	.20	.20	.20		.12		.10
Ratio of net investment income (%)	1.37	.83	.32		.04		.01

[a]	Total return would have been lower had certain expenses not been reduced.

*	Amount is less than $.0005.

The accompanying notes are an integral part of the financial statements.

DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	23

DWS Tax-Exempt Portfolio

Tax-Exempt Cash Managed Shares

	Years Ended April 30,
	2019	2018		2017		2016		2015

Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations:

Net investment income	.012	.007		.003		.000	*	.000	*
Net realized gain (loss)	.000 *	(.000	)b*	(.000	)*	.000	*	.000	*
Total from investment operations	.012	.007		.003		.000	*	.000	*
Less distributions from:

Net investment income	(.012)	(.007)		(.003)		(.000	)*	(.000	)*
Net realized gains	—	—		(.000	)*	(.000	)*	(.000	)*
Total distributions	(.012)	(.007)		(.003)		(.000	)*	(.000	)*
Net asset value, end of period	$1.00	$1.00		$1.00		$1.00		$1.00
Total Return (%)[a]	1.16	.66		.31		.02		.03

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	46	38		55		60		52
Ratio of expenses before expense reductions (%)	.54	.51		.49		.44		.44
Ratio of expenses after expense reductions (%)	.40	.41		.44		.14		.10
Ratio of net investment income (%)	1.16	.59		.23		.01		.01

[a]	Total return would have been lower had certain expenses not been reduced.

[b]	Due to the timing of subscriptions and redemptions in relation to the operating results of the Fund, the amount shown does not correspond with the aggregate net gain on investments during the period.

*	Amount is less than $.0005.

The accompanying notes are an integral part of the financial statements.

24	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

Notes to Financial Statements

A. Organization and Significant Accounting Policies

Cash Account Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust.

The Trust offers two funds: DWS Government & Agency Securities Portfolio (formerly Deutsche Government & Agency Securities Portfolio) and DWS Tax-Exempt Portfolio (formerly Deutsche Tax-Exempt Portfolio). These financial statements report on DWS Tax-Exempt Portfolio (the “Fund”).

DWS Tax-Exempt Portfolio offers six classes of shares: DWS Tax-Exempt Cash Premier Shares (formerly Deutsche Tax-Exempt Cash Premier Shares), DWS Tax-Exempt Money Fund (formerly Deutsche Tax-Exempt Money Fund), DWS Tax-Free Money Fund Class S (formerly Deutsche Tax-Free Money Fund Class S), Service Shares, Tax-Exempt Cash Managed Shares and Tax-Free Investment Class.

The financial highlights for all classes of shares, other than DWS Tax-Exempt Cash Premier Shares and Tax-Exempt Cash Managed Shares, are provided separately and are available upon request.

The Fund’s investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

In October 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements in Securities Act Release No. 33-10532, Disclosure Update and Simplification, which is intended to

DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	25

facilitate the disclosure of information to investors and simplify compliance without significantly altering the total mix of information provided to investors. Effective with the current reporting period, the Fund adopted the amendments with the impacts being that the Fund is no longer required to present components of distributable earnings on the Statement of Assets and Liabilities or the sources of distributable earnings and the amount of undistributed net investment income on the Statements of Changes in Net Assets.

Security Valuation. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

At April 30, 2019, the Fund had a net tax basis capital loss carryforward of approximately $15,000, which may be applied against any realized net taxable capital gains indefinitely.

The Fund has reviewed the tax positions for the open tax years as of April 30, 2019 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

26	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no book-to-tax differences for the Fund.

At April 30, 2019, the Fund’s components of distributable earnings (accumulated losses) on a tax basis are as follows:

DWS Tax-Exempt Portfolio:
Undistributed tax-exempt income	$24,054
Capital loss carryforwards	$(15,000)

At April 30, 2019, DWS Tax-Exempt Portfolio had an aggregate cost of investments for federal income tax purposes of $290,264,630.

In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:

	Years Ended April 30,
Portfolio	2019	2018
DWS Tax-Exempt Portfolio:
Distributions from tax-exempt income	$3,666,516	$2,436,643

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	27

B. Related Parties

Management Agreement. Under an Amended and Restated Investment Management Agreement with DWS Investment Management Americas, Inc. (formerly Deutsche Investment Management Americas Inc.) (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

The monthly management fee for the Fund is computed based on the combined average daily net assets of the two funds of the Trust and allocated to the Fund based on its relative net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $500 million of the Funds’ combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

Accordingly, for the year ended April 30, 2019, the fee pursuant to the Investment Management Agreement on DWS Tax-Exempt Portfolio was equivalent to an annual rate (exclusive of any applicable waivers/reimbursements) of 0.08% of the Fund’s average daily net assets.

For the period from May 1, 2018 through September 30, 2019, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the DWS Tax-Exempt Cash Premier Shares to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.20%.

In addition, the Advisor has agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on DWS Tax-Exempt Cash Managed Shares.

In addition, the Advisor has also agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes’ annual reports that are provided separately and are available upon request.

28	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

For the year ended April 30, 2019, fees waived and/or expenses reimbursed for each class are as follows:

DWS Tax-Exempt Cash Premier Shares	$57,460
DWS Tax-Exempt Money Fund	202,120
DWS Tax-Free Money Fund Class S	68,543
Service Shares	35,522
Tax-Exempt Cash Managed Shares	75,471
Tax-Free Investment Class	8,593
$447,709

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.10% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the year ended April 30, 2019, the Administration Fee was as follows:

Fund	Administration Fee	Unpaid at April 30, 2019
DWS Tax-Exempt Portfolio	$303,403	$23,594

Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the year ended April 30, 2019, the amounts charged to the Fund by DSC were as follows:

DWS Tax-Exempt Portfolio:	Total Aggregated	Unpaid at April 30, 2019
DWS Tax-Exempt Cash Premier Shares	$2,663	$690
DWS Tax-Exempt Money Fund	36,405	6,015
DWS Tax-Free Money Fund Class S	29,938	4,955
Service Shares	67,885	4,268
Tax-Exempt Cash Managed Shares	31,160	3,758
Tax-Free Investment Class	5,004	859
	$173,055	$20,545

DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	29

In addition, for the year ended April 30, 2019, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,” were as follows:

Sub-Recordkeeping	Total Aggregated
DWS Tax-Exempt Money Fund	$18,316
DWS Tax-Free Money Fund Class S	978
$19,294

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Distributors, Inc. (“DDI”), an affiliate of the Advisor, receives a fee (“Distribution Fee”), calculated as a percentage of average daily net assets for the shares listed in the following table.

For the year ended April 30, 2019, the Distribution Fee was as follows:

DWS Tax-Exempt Portfolio:	Distribution Fee	Unpaid at April 30, 2019	Annual Rate	Contractual Rate
Service Shares	$161,991	$6,880	.60%	.60%
Tax-Free Investment Class	15,245	1,357	.25%	.25%
	$177,236	$8,237

In addition, DDI provides information and administrative services for a fee (“Service Fee”) for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the year ended April 30, 2019, the Service Fee was as follows:

DWS Tax-Exempt Portfolio:	Service Fee	Unpaid at April 30, 2019	Annual Rate	Contractual Rate
Tax-Exempt Cash Managed Shares	$78,792	$5,641	.15%	.15%
Tax-Free Investment Class	4,269	380	.07%	.07%
	$83,061	$6,021

Typesetting and Filing Service Fees. Under an agreement with the Fund, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the year ended April 30, 2019, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” was as follows:

Fund	Total Aggregated	Unpaid at April 30, 2019
DWS Tax-Exempt Portfolio	$47,887	$21,973

30	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

Transactions with Affiliates. The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common trustees. During the year ended April 30, 2019, the Fund engaged in securities purchases of $422,475,000 and securities sales of $564,985,000 with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act.

C. Line of Credit

The Fund and other affiliated funds (the “Participants”) share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at April 30, 2019.

DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	31

D. Fund Share Transactions

The following table summarizes share and dollar activity in the Fund:

DWS Tax-Exempt Portfolio

	Year Ended April 30, 2019		Year Ended April 30, 2018
	Shares	Dollars	Shares	Dollars

Shares sold
DWS Tax-Exempt Cash Premier Shares	62,299,935	$62,299,935	67,725,230	$67,725,230
DWS Tax-Exempt Money Fund	34,172,341	34,172,341	51,423,925	51,423,925
DWS Tax-Free Money Fund Class S	11,153,741	11,153,741	13,879,488	13,879,488
Service Shares	53,988,330	53,988,330	81,813,513	81,813,513
Tax-Exempt Cash Managed Shares	286,624,984	286,624,984	326,154,215	326,154,215
Tax-Free Investment Class	11,523,394	11,523,394	9,272,138	9,272,138
Account Maintenance Fees	—	—	—	(100)
		$459,762,725		$550,268,409

Shares issued to shareholders in reinvestment of distributions
DWS Tax-Exempt Cash Premier Shares	537,230	$537,230	394,754	$394,754
DWS Tax-Exempt Money Fund	1,659,886	1,659,886	1,145,507	1,145,507
DWS Tax-Free Money Fund Class S	607,214	607,214	392,467	392,467
Service Shares	108,406	108,406	36,362	36,362
Tax-Exempt Cash Managed Shares	1,638	1,638	1,571	1,571
Tax-Free Investment Class	57,387	57,387	28,002	28,002
		$2,971,761		$1,998,663

32	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

	Year Ended April 30, 2019		Year Ended April 30, 2018
	Shares	Dollars	Shares	Dollars

Shares redeemed
DWS Tax-Exempt Cash Premier Shares	(54,454,045)	$(54,454,045)	(64,594,618)	$(64,594,618)
DWS Tax-Exempt Money Fund	(47,917,455)	(47,917,455)	(59,547,276)	(59,547,276)
DWS Tax-Free Money Fund Class S	(11,058,223)	(11,058,223)	(18,119,437)	(18,119,437)
Service Shares	(82,572,012)	(82,572,012)	(79,236,036)	(79,236,036)
Tax-Exempt Cash Managed Shares	(279,241,365)	(279,241,365)	(342,806,879)	(342,806,879)
Tax-Free Investment Class	(10,712,270)	(10,712,270)	(12,340,478)	(12,340,478)
		$(485,955,370)		$(576,644,724)

Net increase (decrease)
DWS Tax-Exempt Cash Premier Shares	8,383,120	$8,383,120	3,525,366	$3,525,366
DWS Tax-Exempt Money Fund	(12,085,228)	(12,085,228)	(6,977,844)	(6,977,844)
DWS Tax-Free Money Fund Class S	702,732	702,732	(3,847,482)	(3,847,482)
Service Shares	(28,475,276)	(28,475,276)	2,613,839	2,613,839
Tax-Exempt Cash Managed Shares	7,385,257	7,385,257	(16,651,093)	(16,651,093)
Tax-Free Investment Class	868,511	868,511	(3,040,338)	(3,040,338)
Account Maintenance Fees	—	—	—	(100)
		$(23,220,884)		$(24,377,652)

DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	33

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Cash Account Trust and Shareholders of DWS Tax-Exempt Portfolio:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of DWS Tax-Exempt Portfolio (formerly Deutsche Tax-Exempt Portfolio) (the “Fund”) (one of the funds constituting Cash Account Trust) (the “Trust”), including the investment portfolio, as of April 30, 2019, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Cash Account Trust) at April 30, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are

34	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2019, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.

Boston, Massachusetts

June 19, 2019

DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	35

Information About Your Fund’s Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher for the DWS Tax-Exempt Cash Premier Shares and Tax-Exempt Cash Managed Shares. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2018 to April 30, 2019).

The tables illustrate your Fund’s expenses in two ways:

–

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–

Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

36	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

Expenses and Value of a $1,000 Investment for the six months ended April 30, 2019 (Unaudited)

Actual Fund Return	DWS Tax-Exempt Cash Premier Shares	Tax-Exempt Cash Managed Shares
Beginning Account Value 11/1/18	$1,000.00	$1,000.00
Ending Account Value 4/30/19	$1,007.40	$1,006.40
Expenses Paid per $1,000*	$1.00	$1.99

Hypothetical 5% Fund Return
Beginning Account Value 11/1/18	$1,000.00	$1,000.00
Ending Account Value 4/30/19	$1,023.80	$1,022.81
Expenses Paid per $1,000*	$1.00	$2.01

*

Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios
DWS Tax-Exempt Cash Premier Shares	.20%
Tax-Exempt Cash Managed Shares	.40%

For more information, please refer to each Fund’s prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.

Tax Information	(Unaudited)

Of the dividends paid from net investment income for the taxable year ended April 30, 2019, 100% are designated as exempt interest dividends for federal income tax purposes.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 728-3337.

DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	37

Other Information

Proxy Voting

The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings

Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing was filed with the SEC on Form N-Q. Effective from and after the Fund’s first fiscal quarter-end of 2019, Form N-Q is rescinded and will not be filed with the SEC. In addition, each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC’s Web site at sec.gov. The Fund’s portfolio holdings are also posted on dws.com as of each month-end. Please see the Fund’s current prospectus for more information.

38	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS Tax-Exempt Portfolio’s (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) in September 2018.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

–	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–

The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received extensive information throughout the year regarding performance of the Fund.

–

The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–

In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the

DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	39

Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one- and three-year periods ended December 31, 2017, the Fund’s gross performance (DWS Tax-Exempt Cash Premier Shares) was in the 2nd quartile and 1st quartile, respectively, of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment

40	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2017). Based on Broadridge data provided as of December 31, 2017, the Board noted that the Fund’s total operating expenses (excluding 12b-1 fees and/or shareholder administration fees, if applicable) were higher than the median (4th quartile) of the applicable Broadridge expense universe (less any applicable 12b-1 fees) for the following share classes: Service Shares, DWS Tax-Exempt Cash Premier Shares, Tax Free Investment Class shares, Tax-Exempt Cash Managed Shares, DWS Tax-Exempt Money Fund shares and DWS Tax-Free Money Fund Class S shares. The Board noted the expense limitations agreed to by DIMA. The Board also noted the voluntary fee waivers implemented by DIMA prior to December 31, 2017 to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds”), noting that DIMA indicated that it does not provide services to any other comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment

DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	41

management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

42	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

Board Members and Officers

The following table presents certain information regarding the Board Members and Officers of the Fund. Each Board Member’s year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the Fund. Because the Fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period. The Board Members may also serve in similar capacities with other funds in the fund complex.

Independent Board Members
Name, Year of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Keith R. Fox, CFA (1954) Chairperson since 2017, and Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds) (since 1986). Directorships: Progressive International Corporation (kitchen goods importer and distributor); The Kennel Shop (retailer); former Chairman, National Association of Small Business Investment Companies; former Directorships: BoxTop Media Inc. (advertising); Sun Capital Advisers Trust (mutual funds) (2011–2012)	82	—
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996–1998); Executive Vice President and Head of International Banking (1995–1996); former Directorships: Director and Chairman of the Board, Healthways, Inc.[2] (population well-being and wellness services) (2003–2014); Stockwell Capital Investments PLC (private equity); Enron Corporation; FNB Corporation; Tokheim Corporation; First Oak Brook Bancshares, Inc. and Oak Brook Bank; Prisma Energy International; Public Radio International. Not-for-Profit Director/Trustee: Palm Beach Civic Association; Window to the World Communications (public media); Life Director of Harris Theater for Music and Dance (Chicago); Life Director of Hubbard Street Dance Chicago	82	Portland General Electric[2] (utility company) (2003– present)

DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	43

Name, Year of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Henry P. Becton, Jr. (1943) Board Member since 1990	Vice Chair and former President, WGBH Educational Foundation. Directorships: Public Radio International; Public Radio Exchange (PRX); The Pew Charitable Trusts (charitable organization); Massachusetts Humane Society; Overseer of the New England Conservatory; former Directorships: Becton Dickinson and Company[2] (medical technology company); Belo Corporation[2] (media company); The PBS Foundation; Association of Public Television Stations; Boston Museum of Science; American Public Television; Concord Academy; New England Aquarium; Mass. Corporation for Educational Telecommunications; Committee for Economic Development; Public Broadcasting Service; Connecticut College; North Bennett Street School (Boston); American Documentary, Inc. (public media)	82	—
Dawn-Marie Driscoll (1946) Board Member since 1987	Emeritus Executive Fellow, Center for Business Ethics, Bentley University; formerly: Partner, Palmer & Dodge (law firm) (1988–1990); Vice President of Corporate Affairs and General Counsel, Filene’s (retail) (1978–1988). Directorships: Advisory Board, Center for Business Ethics, Bentley University; Trustee and former Chairman of the Board, Southwest Florida Community Foundation (charitable organization); former Directorships: ICI Mutual Insurance Company (2007–2015); Sun Capital Advisers Trust (mutual funds) (2007–2012), Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)	82	—
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor of Finance, The Wharton School, University of Pennsylvania (since July 1972); Director, The Wharton Financial Institutions Center (since 1994); formerly: Vice Dean and Director, Wharton Undergraduate Division (1995–2000) and Director, The Lauder Institute of International Management Studies (2000–2006); Member FDIC Systemic Risk Advisory Committee since 2011, member Systemic Risk Council since 2012 and member of the Advisory Board at the Yale Program on Financial Stability since 2013; Formerly Co-Chair of the Shadow Financial Regulatory Committee (2003–2015), Executive Director of The Financial Economists Roundtable (2008–2015), Director of The Thai Capital Fund (2007–2013), Director of The Aberdeen Singapore Fund (2007–2018), and Nonexecutive Director of Barclays Bank DE (2010–2018)	82	Director, Aberdeen Japan Fund (since 2007)

44	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

Name, Year of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
William McClayton (1944) Board Member since 2004	Private equity investor (since October 2009); previously, Managing Director, Diamond Management & Technology Consultants, Inc. (global consulting firm) (2001–2009); Directorship: Board of Managers, YMCA of Metropolitan Chicago; formerly: Senior Partner, Arthur Andersen LLP (accounting) (1966–2001); Trustee, Ravinia Festival	82	—
Rebecca W. Rimel (1951) Board Member since 1995	President, Chief Executive Officer and Director, The Pew Charitable Trusts (charitable organization) (1994–present); formerly: Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983–2004); Board Member, Investor Education (charitable organization) (2004–2005); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001–2007); Director, Viasys Health Care[2] (January 2007–June 2007); Trustee, Thomas Jefferson Foundation (charitable organization) (1994–2012)	82	Director, Becton Dickinson and Company[2] (medical technology company) (2012– present); Director, BioTelemetry Inc.[2] (health care) (2009– present)
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation[2] (telecommunications) (November 1989–September 2003); Trustee, Sun Capital Advisers Trust (mutual funds) (1998–2012)	82	—
Jean Gleason Stromberg (1943) Board Member since 1997	Retired. Formerly, Consultant (1997–2001); Director, Financial Markets U.S. Government Accountability Office (1996–1997); Partner, Norton Rose Fulbright, L.L.P. (law firm) (1978–1996); former Directorships: The William and Flora Hewlett Foundation (charitable organization) (2000–2015); Service Source, Inc. (nonprofit), Mutual Fund Directors Forum (2002–2004), American Bar Retirement Association (funding vehicle for retirement plans) (1987–1990 and 1994–1996)	82	—

Officers[4]
Name, Year of Birth, Position with the Fund and Length of Time Served[5]	Business Experience and Directorships During the Past Five Years
Hepsen Uzcan[6] (1974) President and Chief Executive Officer, 2017–present	Managing Director,[3] DWS; Secretary, DWS USA Corporation (since March 2018); Assistant Secretary, DWS Distributors, Inc. (since June 25, 2018); Director and Vice President, DWS Service Company (since June 25, 2018); Assistant Secretary, DWS Investment Management Americas, Inc. (since June 25, 2018); and Director and President, DB Investment Managers, Inc. (since June 25, 2018); formerly: Vice President for the Deutsche funds (2016–2017); Assistant Secretary for the DWS funds (2013–2019)

DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	45

Name, Year of Birth, Position with the Fund and Length of Time Served[5]	Business Experience and Directorships During the Past Five Years
John Millette[8] (1962) Vice President and Secretary, 1999–present	Director,[3] DWS; Chief Legal Officer, DWS Investment Management Americas, Inc. (2015–present); and Director and Vice President, DWS Trust Company (2016–present); formerly: Secretary, Deutsche Investment Management Americas Inc. (2015–2017)
Diane Kenneally[8,9] (1966) Chief Financial Officer and Treasurer, since 2018	Director,[3] DWS; formerly: Assistant Treasurer for the DWS funds (2007–2018)
Paul Antosca[8] (1957) Assistant Treasurer, 2007–present	Director,[3] DWS
Sheila Cadogan[8] (1966) Assistant Treasurer, 2017–present	Director,[3] DWS; Director and Vice President, DWS Trust Company (since 2018)
Scott D. Hogan[8] (1970) Chief Compliance Officer, 2016–present	Director,[3] DWS
Caroline Pearson[8] (1962) Chief Legal Officer, 2010–present	Managing Director,[3] DWS; formerly: Secretary, Deutsche AM Distributors, Inc. (2002–2017); and Secretary, Deutsche AM Service Company (2010–2017)
Wayne Salit[7] (1967) Anti-Money Laundering Compliance Officer, 2014–present	Director,[3] Deutsche Bank; and AML Officer, DWS Trust Company; formerly: Managing Director, AML Compliance Officer at BNY Mellon (2011–2014); and Director, AML Compliance Officer at Deutsche Bank (2004–2011)
Ciara Crawford[10] (1984) Assistant Secretary, since February 8, 2019	Associate, DWS (since 2015); previously, Legal Assistant at Accelerated Tax Solutions.

[1]	The length of time served represents the year in which the Board Member joined the board of one or more DWS funds currently overseen by the Board.

[2]	A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

[3]	Executive title, not a board directorship.

[4]

As a result of their respective positions held with the Advisor or its affiliates, these individuals are considered “interested persons” of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the Fund.

[5]	The length of time served represents the year in which the officer was first elected in such capacity for one or more DWS funds.

[6]	Address: 345 Park Avenue, New York, NY 10154.

[7]	Address: 60 Wall Street, New York, NY 10005.

[8]	Address: One International Place, Boston, MA 02110.

[9]	Appointed Treasurer and Chief Financial Officer effective July 2, 2018.

[10]	Address: 5022 Gate Parkway, Suite 400, Jacksonville, FL 32256.

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 728-3337.

46	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

Notes

STIM-2

(R-027589-8 6/19)

April 30, 2019

Annual Report

to Shareholders

DWS Tax-Exempt Portfolio

(formerly Deutsche Tax-Exempt Portfolio)

DWS Tax-Exempt Money Fund

(formerly Deutsche Tax-Exempt Money Fund)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s Web site (dws.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank), or if you are a direct investor, by calling (800) 728-3337 or sending an email request to service@dws.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 728-3337 or send an email request to service@dws.com to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with DWS if you invest directly with the Fund.

Contents

3	Portfolio Management Review
7	Portfolio Summary
8	Investment Portfolio
19	Statement of Assets and Liabilities
21	Statement of Operations
22	Statements of Changes in Net Assets
23	Financial Highlights
24	Notes to Financial Statements

32	Report of Independent Registered Public Accounting Firm
34	Information About Your Fund’s Expenses
35	Tax Information
36	Other Information
37	Advisory Agreement Board Considerations and Fee Evaluation
41	Board Members and Officers

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit dws.com. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the Fund may have a significant adverse effect on the share prices of all classes of shares of the Fund. Please read the prospectus for specific details regarding the Fund’s risk profile.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

NOT FDIC/NCUA     INSURED     NO BANK GUARANTEE     MAY LOSE VALUE

NOT A DEPOSIT     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS Tax-Exempt Money Fund

Portfolio Management Review	(Unaudited)

Market Overview

All performance information below is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Funds’ most recent month-end performance. The 7-day current yield refers to the income paid by the Funds over a 7-day period expressed as an annual percentage rate of each Fund’s shares outstanding. Yields fluctuate and are not guaranteed.

Over the past 12 months ended April 30, 2019, yields across the money market yield curve fluctuated based on the growing U.S. economy and evolving U.S. Federal Reserve (the Fed) statements and actions. In light of continued economic strength and a tight labor market, the Federal Open Market Committee (FOMC) raised short-term rates at its June 2018 meeting. In September, the Fed once again raised rates, with accompanying statements that at the time were viewed as aggressive regarding the prospects for future rate hikes. In December, a number of factors contributed to a considerable increase in financial market volatility and a tightening in overall financial conditions. These factors included statements by the Fed following its December 2018 rate hike. In December, the Fed’s messaging disappointed market watchers because the central bank did not commit to a pause in its rate hikes, despite signs that growth was slowing in some parts of the global economy. Disappointment in the Fed’s statements during the fourth quarter of 2018 coincided with a major correction in the stock markets, an inverted yield curve (often a predictor of economic recession), a widening of credit spreads, apparent difficulties in trade talks with China, and a U.S. government shutdown.

In January, the short-term rate environment underwent a meaningful change: Responding to the significant financial market disruptions that had taken place in late 2018, the Fed pivoted dramatically, taking all of its rate hike forecasts off the table and changing from a hawkish to a neutral (to some observers, even dovish) monetary policy stance. The Fed not only walked backed its projections of fed funds rate increases, but also lowered its U.S. economic growth estimates. Money market participants took the altered short-term rate expectations even further by “pricing in” a Fed rate cut in early 2020. At the end of the 12-month period, the

DWS Tax-Exempt Money Fund	|	3

market consensus was that in terms of possible short-term rate changes, the Fed would most likely be on hold for the remainder of 2019.

Positive Contributors to Fund Performance

DWS Tax-Exempt Portfolio seeks to provide maximum current income that is exempt from federal income taxes to the extent consistent with stability of capital.

For the DWS Tax Exempt Portfolio, we sought to achieve an attractive yield by implementing a strategic balance of short liquidity instruments, as well as longer-term products. With an increase in market volatility, keeping overweight balances in floating-rate VRDNs (Variable Rate Demand Notes) enabled the Fund to purchase fixed-term commercial paper with maturities of 30 to 90 days, providing what we believe to be attractive yield. (The interest rate of variable rate securities adjusts periodically based on indices such as the Securities Industry and Financial Market Association Index of Variable Rate Demand Notes. Because the interest rates of these instruments adjust as market conditions change, they provide flexibility in an uncertain interest rate environment.)

Negative Contributors to Fund Performance

The types of securities that we invested in tended to have lower yields than issues carrying more risk. We preferred to be cautious during a time of market uncertainty. In the end this may have cost the Fund some yield, but we believe that this represented a prudent approach to preserving principal.

Outlook and Positioning

We are cautious regarding current U.S. economic policy, the global geopolitical situation, and the agenda on trade that the administration is pursuing. However, we believe that the economy can continue to expand, though with a possible slowdown later this year or early in 2020. For now we are positioning the Fund for continued growth. With no Fed rate hikes projected in the coming months, we plan to continue our current portfolio strategy until there is a significant shift in the market environment.

We continue our insistence on what we believe to be the highest credit quality within the Fund. We also plan to maintain what we believe to be

4	|	DWS Tax-Exempt Money Fund

our conservative investment strategies and standards under the current market conditions. We continue to apply what we believe to be a careful approach to investing on behalf of the Fund and to seek competitive yield for our shareholders.

Fund Performance (as of April 30, 2019)

Performance is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

7-Day Current Yield
DWS Tax-Exempt Money Fund	1.93%*
Equivalent Taxable Yield	2.96%**

Yields are historical, will fluctuate and do not guarantee future performance. The 7-day current yield refers to the income paid by the Fund over a 7-day period expressed as an annual percentage rate of the Fund’s shares outstanding. For the most current yield information, visit our Web site at dws.com.

*	The 7-Day Current Yield would have been 1.71%, had certain expenses not been reduced.

**

The equivalent taxable yield allows you to compare with the performance of taxable money market funds. For the DWS Tax-Exempt Portfolio, the equivalent taxable yield is based upon the marginal income tax rate of 40.8%. Income may be subject to local taxes and, for some investors, the alternative minimum tax.

Portfolio Management Team

A group of investment professionals is responsible for the day-to-day management of the Fund. These investment professionals have a broad range of experience managing money market funds.

The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.

DWS Tax-Exempt Money Fund	|	5

Terms to Know

The yield curve is a graphical representation of how yields on bonds of different maturities compare. Normally, yield curves slant up, as bonds with longer maturities typically offer higher yields than short-term bonds.

Floating-rate securities are debt instruments with floating-rate coupons that generally reset every 30 to 90 days. While floating-rate securities are senior to equity and fixed-income securities, there is no guaranteed return of principal in case of default. Floating-rate issues often have less interest-rate risk than other fixed-income investments. Floating-rate securities are most often secured assets, generally senior to a company’s secured debt, and can be transferred to debt holders, resulting in potential downside risk.

6	|	DWS Tax-Exempt Money Fund

Portfolio Summary	(Unaudited)
DWS Tax-Exempt Portfolio

Asset Allocation (As a % of Investment Portfolio)	4/30/19	4/30/18
Municipal Investments
Municipal Variable Rate Demand Notes	62%	49%
Tax-Exempt Commercial Paper	17%	17%
Municipal Bonds and Notes	11%	20%
Municipal Floating-Rate Notes	5%	5%
Preferred Shares of Closed-End Investment Companies	5%	9%
	100%	100%

Weighted Average Maturity	4/30/19	4/30/18
Cash Account Trust — DWS Tax-Exempt Portfolio	13 days	26 days
National Tax-Free Retail Money Fund Average*	19 days	19 days

*

The Fund is compared to its respective iMoneyNet Category: National Tax-Free Retail Money Fund Average — Category consists of all national tax-free and municipal retail funds. Portfolio holdings of tax-free funds include Rated and Unrated Demand Notes, Rated and Unrated General Market Notes; Commercial Paper; Put Bonds; AMT Paper and Other Tax-Free Holdings.

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s holdings, see pages 8–18. A quarterly Fact Sheet is available on dws.com or upon request.

DWS Tax-Exempt Money Fund	|	7

Investment Portfolio	as of April 30, 2019

	Principal Amount ($)	Value ($)
Municipal Investments 94.8%
Alabama 0.5%
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone, Hunt Refining Project, Series I, 144A, 2.33%*, 5/7/2019, LOC: Bank of Nova Scotia	1,600,000	1,600,000

Alaska 0.5%
Alaska, State Industrial Development & Export Authority Revenue, Series B, 2.3%*, 5/1/2019, LOC: Bank Tokyo-Mitsubishi UFJ	1,500,000	1,500,000

Arizona 1.5%

Arizona, State Health Facilities Authority Revenue, Dignity Health, Series A, 2.15%*, 5/7/2019, LOC: JPMorgan Chase Bank NA	215,000	215,000

Arizona, State Health Facilities Authority, Banner Health, Series G, 2.42%*, 5/7/2019, LOC: Wells Fargo Bank NA	285,000	285,000

Maricopa County, AZ, Industrial Development Authority, Multi-Family Housing Revenue, Sani Angelin Apartments Project, Series A, AMT, 2.5%*, 5/7/2019, LIQ: Fannie Mae, LOC: Fannie Mae	240,000	240,000

Maricopa County, AZ, Industrial Development Authority, Multi-Family Housing Revenue, Sanitary Clemente Apartments Project, Series A, AMT, 2.45%*, 5/7/2019, LIQ: Fannie Mae, LOC: Fannie Mae	810,000	810,000

Maricopa County, AZ, Industrial Development Authority, Multi-Family Housing Revenue, Sanitary Fernando Apartments Project, Series A, AMT, 2.45%*, 5/7/2019, LIQ: Fannie Mae, LOC: Fannie Mae	445,000	445,000

Pima County, AZ, Industrial Development Authority, Multi-Family Housing Revenue, Eastside PL Apartments, 2.4%*, 5/7/2019, LIQ: Fannie Mae, LOC: Fannie Mae	1,350,000	1,350,000

Pima County, AZ, Industrial Development Authority, Series A, 2.4%*, 5/7/2019, LOC: Federal Home Loan Bank	950,000	950,000

		4,295,000

Arkansas 3.1%

Little Rock, AR, Metrocentere Improvement District No.1, Little Rock Newspapers, Inc., 2.3%*, 5/1/2019, LOC: JPMorgan Chase Bank NA	2,500,000	2,500,000

Lowell, AR, Industrial Development Revenue, Little Rock Newspapers Project, AMT, 2.53%*, 5/7/2019, LOC: JPMorgan Chase Bank NA	6,500,000	6,500,000

		9,000,000

The accompanying notes are an integral part of the financial statements.

8	|	DWS Tax-Exempt Money Fund

	Principal Amount ($)	Value ($)
California 3.3%

California, Statewide Community Development Authority, Series B-5, 1.77%, 8/7/2019	6,250,000	6,250,000

California, Wells Fargo Stage Trust Various States, Series 94C, 144A, AMT, MUNIPSA + 0.340%, 2.64%**, Mandatory Put 7/24/2019 @ 100, 5/1/2030, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	2,500,000	2,500,000

Los Angeles, CA, Municipal Improvement Corp., Series A-1, TECP, 1.66%, 5/30/2019	1,000,000	1,000,000

		9,750,000

Colorado 4.5%

Colorado, State Education Loan Program, Series A, 5.0%, 6/27/2019	12,500,000	12,566,113

Colorado, State Housing & Finance Authority, Series I - AA2, 2.45%*, 5/7/2019, LOC: Sumitomo Mitsui Banking	500,000	500,000

		13,066,113

Connecticut 0.4%
Connecticut, Tender Option Bond Trust, Series 2018-XG0204, 2.33%*, 5/7/2019, LIQ: Barclays Bank PLC	1,135,000	1,135,000

District of Columbia 0.3%

District of Columbia, Georgetown University Revenue, Series C-1, 2.32%*, 5/7/2019, LOC: Sumitomo Mitsui Banking	420,000	420,000

District of Columbia, Metropolitan Airport Authority Systems Revenue, Series C-1, AMT, 2.35%*, 5/7/2019, LOC: Sumitomo Mitsui Banking	450,000	450,000

		870,000

Florida 10.3%

Gainesville, FL, General Obligation Notes, Series C, TECP, 1.7%, 5/6/2019	2,000,000	2,000,000

Gainesville, FL, Industrial Development Revenue, Gainesville Hillel, Inc. Project, 2.15%*, 5/7/2019, LOC: Northern Trust Company	4,150,000	4,150,000

Gainesville, FL, General Obligation Notes:

Series C, TECP, 1.69%, 5/2/2019	11,000,000	11,000,000

Series A, TECP, 1.83%, 6/3/2019	5,500,000	5,500,000

Miami-dade County, FL, Seaport Revenue, Series A, 2.3%*, 5/7/2019, LOC: PNC Bank NA	925,000	925,000

Palm Beach County, FL, Henry Morrison Flagler Project Revenue, 2.4%*, 5/7/2019, LOC: Northern Trust Company	1,300,000	1,300,000

Sarasota County, FL, State Revenue Planned Parenthood, Inc. Project, 2.4%*, 5/7/2019, LOC: BMO Harris Bank NA	5,230,000	5,230,000

		30,105,000

The accompanying notes are an integral part of the financial statements.

DWS Tax-Exempt Money Fund	|	9

	Principal Amount ($)	Value ($)
Georgia 7.2%

Atlanta City, GA, Second Lien Airport Passanger Facility Charge & Third Lien Airport General Revenue, Series 2016 H-3, TECP, 2.05%, 5/31/2019	200,000	200,000

Atlanta City, GA, Airport General Revenue, Series 2016 H-1, TECP, 2.05%, 5/31/2019	230,000	230,000

Atlanta City, GA, Second Lien Airport Passanger Facility Charge & Third Lien Airport General Revenue, Series H-3:

TECP, 1.83%, 5/31/2019	137,000	137,000

TECP, 1.9%, 5/31/2019	234,000	234,000

City of Atlanta, GA, Airport General Revenue:

Series F-3, TECP, 1.95%, 7/2/2019	200,000	200,000

Series-F-1, TECP, 1.95%, 7/2/2019	200,000	200,000

Georgia, General Obligation Notes, Series 85-A, TECP, 1.78%, 6/5/2019	12,500,000	12,500,000

Georgia, Tender Option Bond Trust Receipts, Series 2018-XF0709, 144A, 2.4%*, 5/7/2019, LIQ: JPMorgan Chase Bank NA	6,800,000	6,800,000

Monroe County, GA, Development Authority Pollution Control Revenue, Oglethorpe Power Corp., Series A, 2.34%*, 5/7/2019, LOC: Bank of Montreal	450,000	450,000

		20,951,000

Idaho 1.7%
Idaho, State Health Facilities Authority, Hospital Revenue, Trinity Health Credit Group, Series ID, 1.7%**, 12/1/2048	5,000,000	5,000,000

Illinois 10.3%

Channahon, IL, Morris Hospital Revenue, 2.31%*, 5/7/2019, LOC: U.S. Bank NA	4,005,000	4,005,000

Illinois, Educational Facilities Authority, Chicago Zoological Society, Series B, 2.4%*, 5/7/2019, LOC: Northern Trust Company	3,955,000	3,955,000

Illinois, Southwestern Development Authority Solid Waste Disposal Revenue, Waste Management, Inc., Project, AMT, 2.35%*, 5/7/2019, LOC: JPMorgan Chase Bank NA	400,000	400,000

Illinois, State Development Finance Authority, Chicago Horticultural, 2.3%*, 5/7/2019, LOC: BMO Harris Bank NA	2,600,000	2,600,000

Illinois, State Development Finance Authority, Ignatius College Project, 2.37%*, 5/7/2019, LOC: PNC Bank NA	2,000,000	2,000,000

Illinois, State Development Finance Authority, Industrial Development Revenue, Series A, AMT, 2.37%*, 5/7/2019, LOC: BMO Harris Bank NA	565,000	565,000

Illinois, State Development Finance Authority, Jewish Council Youth Services, 2.31%*, 5/7/2019, LOC: BMO Harris Bank NA	1,400,000	1,400,000

The accompanying notes are an integral part of the financial statements.

10	|	DWS Tax-Exempt Money Fund

	Principal Amount ($)	Value ($)

Illinois, State Development Finance Authority, St. Ignatius College Preparatory, 2.37%*, 5/7/2019, LOC: PNC Bank NA	3,850,000	3,850,000

Illinois, State Development Finance Authority, YMCA Metropolitan Chicago Project, 2.15%*, 5/7/2019, LOC: BMO Harris Bank NA	1,000,000	1,000,000

Illinois, State Educational Facilities Authority Revenue, The Adler Planetarium, 2.26%*, 5/7/2019, LOC: PNC Bank NA	1,100,000	1,100,000

Illinois, State Educational Facilities Authority, National Louis University, Series B, 2.3%*, 5/7/2019, LOC: JPMorgan Chase Bank NA	190,000	190,000

Illinois, State Finance Authority Revenue, North Park University Project, 2.15%*, 5/7/2019, LOC: U.S. Bank NA	1,900,000	1,900,000

Illinois, State Finance Authority Revenue, Uhlich Children’s Advantage Network, 2.31%*, 5/7/2019, LOC: U.S. Bank NA	1,885,000	1,885,000

Illinois, State Housing Development Authority, Multi-Family Housing Revenue, 2.44%*, 5/7/2019, LIQ: Freddie Mac, LOC: Freddie Mac	4,325,000	4,325,000

University of Illinois:

2.15%*, 5/7/2019 , LOC: JPMorgan Chase Bank NA	330,000	330,000

2.42%*, 5/7/2019 , LOC: Wells Fargo Bank NA	425,000	425,000

		29,930,000

Indiana 2.6%

Elkhart County, IN, Multy-Family Revenue, Ashton Pines Apartments, Series A, 2.35%*, 5/7/2019, LOC: Federal Home Loan Bank	500,000	500,000

Indiana, State Finance Authority, Health Systems Revenue, Sisters of St. Francis Health, Series F, 2.32%*, 5/7/2019, LOC: Bank of NY Mellon	2,900,000	2,900,000

Rockport, IN, Pollution Control Revenue, AEP Generating Co., Series B, 2.42%*, 5/7/2019, LOC: Bank Tokyo-Mitsubishi UFJ	4,175,000	4,175,000

		7,575,000

Iowa 1.1%

Iowa, State Finance Authority Midwestern Disaster Area Revenue, 2.35%*, 5/7/2019	405,000	405,000

Iowa, State Finance Authority, Economic Development Revenue, Series A, 2.34%*, 5/7/2019	300,000	300,000

Iowa, State Finance Authority, Single Family Mortgage Revenue, Mortgage Backed Securities Program:

Series D, 2.34%*, 5/7/2019 , SPA: Federal Home Loan Bank	1,550,000	1,550,000

Series E, 2.34%*, 5/7/2019 , SPA: Federal Home Loan Bank	855,000	855,000

		3,110,000

The accompanying notes are an integral part of the financial statements.

DWS Tax-Exempt Money Fund	|	11

	Principal Amount ($)	Value ($)
Kansas 0.3%
Olathe, KS, Industrial Revenue, Multi Modal Diamant Boart, Series A, AMT, 2.46%*, 5/7/2019, LOC: Svenska Handelsbanken	1,000,000	1,000,000

Kentucky 0.7%

Boone County, KY, Pollution Control Revenue, Duke Energy Kentucky, Inc., 2.37%*, 5/7/2019, LOC: Sumitomo Mitsui Banking	300,000	300,000

Louisville & Jefferson County, KY, Regional Airport Authority, UPS Worldwide Forwarding, Series C, AMT, 2.34%*, 5/1/2019	1,800,000	1,800,000

		2,100,000

Louisiana 0.2%
Louisiana, State Housing Finance Agency, Centerbury House Apartments, 2.31%*, 5/7/2019, LOC: Fannie Mae	550,000	550,000

Maryland 0.2%
Maryland, State Health & Higher Educational Facilities Authority Revenue, Gaudenzia Foundation, 2.37%*, 5/7/2019, LOC: PNC Bank NA	500,000	500,000

Massachusetts 2.1%

Massachusetts, Tender Option Bond Trust Receipts, Series 2015-XF2203, 144A, 2.32%*, 5/7/2019, LIQ: Citibank NA	2,300,000	2,300,000

Massachusetts, University of Massachusetts, Building Authority Revenue, Series 2, MUNIPSA + 0.300%, 2.6%**, 11/1/2034	3,900,000	3,900,000

		6,200,000

Michigan 1.8%

Michigan, Kent Hospital Finance Authority Revenue, Spectrum Health System, Series C, 2.4%*, 5/7/2019, LOC: Bank of NY Mellon	290,000	290,000

University of Michigan, General Obligation Notes, Series K-1, TECP, 1.83%, 6/3/2019	5,000,000	5,000,000

		5,290,000

Mississippi 3.3%

Mississippi, State Business Finance Commission, Gulf Opportunity Zone, Chevron U.S.A., Inc.:

Series F, 2.3%*, 5/7/2019, GTY: Chevron Corp.	50,000	50,000

Series A, 2.44%*, 5/7/2019, GTY: Chevron Corp.	9,505,000	9,505,000

Series B, 2.44%*, 5/7/2019, GTY: Chevron Corp.	200,000	200,000

		9,755,000

The accompanying notes are an integral part of the financial statements.

12	|	DWS Tax-Exempt Money Fund

	Principal Amount ($)	Value ($)
Missouri 1.1%

Missouri, Tender Option Bond Trust Receipts, Series 2015-XF2198, 144A, 2.33%*, 5/7/2019, LIQ: Citibank NA	2,660,000	2,660,000

St. Louis County, MO, Industrial Development Authority, Educational Whitefield School, Inc., Series B, 2.4%*, 5/7/2019, LOC: U.S. Bank NA	450,000	450,000

		3,110,000

Nevada 2.7%

Clark County, NV, Airport Systems Revenue, Series D-1, 2.4%*, 5/7/2019, LOC: Sumitomo Mitsui Banking	6,755,000	6,755,000

Nevada, State Housing Division, Sonoma Palms LP, AMT, 2.32%*, 5/7/2019, LIQ: Fannie Mae, LOC: Fannie Mae	1,100,000	1,100,000

		7,855,000

New York 5.1%

New York, State Energy Research & Development Authority Facilities Revenue, Consolidated Edison Co., Series C-2, AMT, 2.45%*, 5/7/2019, LOC: Mizuho Bank Ltd.	690,000	690,000

New York, State Thruway Authority Revenue, Series 2016-XF2345, 144A, 2.33%*, 5/7/2019, LIQ: Credit Suisse	1,865,000	1,865,000

New York City, NY, Industrial Development Agency, Civic Facility Revenue, Jamaica First Parking LLC Project, 2.32%*, 5/7/2019, LOC: TD Bank NA	1,185,000	1,185,000

New York City, NY, Municipal Finance Authority, Water & Sewer Systems Revenue, Series F-2, 2.13%*, 5/7/2019, SPA: JPMorgan Chase Bank NA	3,470,000	3,470,000

New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Second Generation Resolution, Series BB-1, 2.38%*, 5/7/2019, SPA: IND & Commercial Bank of China BA	5,750,000	5,750,000

New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Series A-2A, 2.3%*, 5/2/2019, LOC: Bank Tokyo-Mitsubishi UFJ	825,000	825,000

New York, NY, General Obligation, Series J-6, 2.32%*, 5/1/2019, LOC: Landesbank Hessen-Thuringen	830,000	830,000

New York, NY, State General Obligation, Series A-3, 2.31%*, 5/1/2019, SPA: Landesbank Hessen-Thuringen	175,000	175,000

Westchester County, NY, Industrial Development Agency, Civic Facility Revenue, Jewish Project, 2.3%*, 5/7/2019, LOC: JPMorgan Chase Bank NA	100,000	100,000

		14,890,000

North Carolina 0.9%
North Carolina, State Capital Facilities Finance Agency Student Revenue, Housing NCA&T University Foundation Project, Series B, 2.37%*, 5/7/2019, INS: AGC, LOC: PNC Bank NA	2,575,000	2,575,000

The accompanying notes are an integral part of the financial statements.

DWS Tax-Exempt Money Fund	|	13

	Principal Amount ($)	Value ($)
Ohio 6.6%

Cuyahoga County, OH, Health Care Facilities Revenue, AM McGregor Home Project, 2.38%*, 5/7/2019, LOC: Northern Trust Company	12,400,000	12,400,000

Franklin County, OH, Trinity Health Credit Group, 1.7%**, 12/1/2046	5,000,000	5,000,000

Hamilton County, OH, Economic Development Revenue, St Xavier High School Project, 2.37%*, 5/7/2019, LOC: PNC Bank NA	1,695,000	1,695,000

		19,095,000

Oklahoma 1.3%
Oklahoma, Tender Option Bond Trust Floaters, Series 2018-XM0708, 144A, AMT, 2.48%*, 5/7/2019, LIQ: JPMorgan Chase Bank NA	3,750,000	3,750,000

Pennsylvania 4.4%

Butler County, PA, General Authority Revenue, School District Project, 2.37%*, 5/7/2019, LOC: PNC Bank NA	1,500,000	1,500,000

Lancaster, PA, Industrial Development Authority, Willow Valley Retirement, Series C, 2.37%*, 5/7/2019, LOC: PNC Bank NA	2,500,000	2,500,000

Pennsylvania, State Economic Development Financing Authority Revenue, Hawley Silk Mill LLC, Recovery Zone Facility, Series A1, 2.39%*, 5/7/2019, LOC: PNC Bank NA	300,000	300,000

Pennsylvania, Tender Option Bond Trust, Series 2019-ZF2779, 2.33%*, 5/7/2019, LIQ: Barclays Bank PLC	1,500,000	1,500,000

Philadelphia, PA, Airport Revenue, Series B-2, TECP, 1.72%, 5/31/2019	7,000,000	7,000,000

		12,800,000

Rhode Island 0.2%
Rhode Island, State Health & Educational Building Corp., Higher Education Facility Revenue, Roger Williams University, Series A, 2.18%*, 5/7/2019, LOC: U.S. Bank NA	520,000	520,000

South Carolina 0.1%
North Charleston, SC, Certificates of Participation, 2.26%*, 5/7/2019, LOC: Bank of America NA	355,000	355,000

South Dakota 0.7%

South Dakota, State Health & Educational Facilities Authority, Sioux Valley Hospital & Health:

Series B, 2.15%*, 5/7/2019, LOC: U.S. Bank NA	425,000	425,000

Series C, 2.15%*, 5/7/2019, LOC: U.S. Bank NA	1,485,000	1,485,000

		1,910,000

The accompanying notes are an integral part of the financial statements.

14	|	DWS Tax-Exempt Money Fund

	Principal Amount ($)	Value ($)
Tennessee 0.3%

Loudon, TN, Industrial Development Board, Pollution Control Revenue, 2.4%*, 5/7/2019, LOC: Citibank NA	300,000	300,000

Shelby County, TN, Health Educational & Housing Facilities Board, Multi-Family Housing Revenue, 2.4%*, 5/7/2019, LIQ: Fannie Mae, LOC: Fannie Mae	600,000	600,000

		900,000

Texas 7.7%

Austin, TX, Water & Wastewater Systems Revenue, 2.32%*, 5/7/2019, LOC: Barclays Bank PLC	2,225,000	2,225,000

Harris County, TX, Houston Port Authority:

1.66%, 5/16/2019	3,600,000	3,600,000

1.74%, 6/6/2019	205,000	205,000

1.8%, 6/6/2019	5,500,000	5,500,000

Houston, TX, Utility Systems Revenue, First Lien, Series B-5, 2.32%*, 5/7/2019, LOC: Wells Fargo Bank NA	590,000	590,000

Houston, TX, General Obligation Notes, Series E-1, TECP, 1.71%, 6/25/2019	2,000,000	2,000,000

Tarrant County, TX, Cultural Educational Facilities Finance Corp. Revenue, Christus Health Obligated Group, Series C-2, 2.4%*, 5/7/2019, LOC: Bank of NY Mellon	850,000	850,000

Tarrant County, TX, Housing Finance Corp., Multifamily Housing Gateway Apartments, 2.4%*, 5/7/2019, LIQ: Fannie Mae, LOC: Fannie Mae	375,000	375,000

Texas, State Variable Veternas:

Series B, 2.15%*, 5/7/2019, SPA: Federal Home Loan Bank	490,000	490,000

Series C, 2.44%*, 5/7/2019, SPA: Landesbank Hessen-Thuringen	445,000	445,000

Texas, Tender Option Bond Trust Receipts, Series 2015-XF2201, 144A, 2.33%*, 5/7/2019, LIQ: Citibank NA	3,100,000	3,100,000

Texas State, Tax & Revenue Anticipation Notes, 4.0%, 8/29/2019	3,000,000	3,019,647

		22,399,647

Vermont 0.1%
Vermont, State Educational & Health Buildings Financing Agency Revenue, Hospital Fletcher Allen, Series A, 2.39%*, 5/7/2019, LOC: TD Bank North NA	400,000	400,000

Virginia 0.4%

Loudoun County, VA, Industrial Development Authority Revenue, Jack Kent Cooke Foundation Project, 2.3%*, 5/7/2019, LOC: Northern Trust Company	650,000	650,000

The accompanying notes are an integral part of the financial statements.

DWS Tax-Exempt Money Fund	|	15

	Principal Amount ($)	Value ($)

Salem, VA, Industrial Development Authority, Multi-Family Housing Revenue, Oak Park Apartments Project, 2.3%*, 5/7/2019, LIQ: Fannie Mae, LOC: Fannie Mae	535,000	535,000

		1,185,000

Washington 0.8%

King County, WA, Sewer Revenue, Junior Lien, Series A, 2.4%*, 5/7/2019, LOC: Landesbank Hessen-Thuringen	530,000	530,000

Olympia, WA, Economic Development Corp., Spring Air Northwest Project, AMT, 2.38%*, 5/7/2019, LOC: U.S. Bank NA	960,000	960,000

Washington, State Housing Finance Commission, Panorma City Project, 2.4%*, 5/7/2019, LOC: Wells Fargo Bank NA	490,000	490,000

Washington, State Housing Finance Commission, Vintage of Central Airports Project, 2.42%*, 5/7/2019, LIQ: Freddie Mac, LOC: Freddie Mac	325,000	325,000

		2,305,000

Wisconsin 3.9%

Wisconsin, Whitewater Community Development Authority, Housing Preservation, 2.31%*, 5/7/2019, LOC: BMO Harris Bank NA	7,455,000	7,455,000

Wisconsin, State General Obligation, Series 05-A, TECP, 1.77%, 6/6/2019	1,800,000	1,800,000

Wisconsin, State Health & Education Facilities Authority, Ascension Health Alliance Senor Group, Series B-2, 4.0%*, 11/15/2043	1,545,000	1,547,870

Wisconsin, State Health & Educational Facilities Authority Revenue, Mequon Jewish Project, 2.4%*, 5/7/2019, LOC: JPMorgan Chase Bank NA	475,000	475,000

		11,277,870

Other 2.6%

Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:

“A”, Series MO27, 2.32%*, 5/7/2019, LIQ: Freddie Mac	2,815,000	2,815,000

“A”, Series M031, 2.33%*, 5/7/2019, LIQ: Freddie Mac	2,960,000	2,960,000

Series M033, 2.33%*, 5/7/2019, LIQ: Freddie Mac	815,000	815,000

“A”, Series M015, AMT, 2.35%*, 5/7/2019 , LIQ: Freddie Mac	1,065,000	1,065,000

		7,655,000
Total Municipal Investments (Cost $276,264,630)		276,264,630

The accompanying notes are an integral part of the financial statements.

16	|	DWS Tax-Exempt Money Fund

	Principal Amount ($)	Value ($)
Preferred Shares of Closed-End Investment Companies 4.8%
California

California, Nuveen Dividend Advantage Municipal Fund, Series 1-1362, 144A, AMT, 2.43%*, 5/7/2019, LIQ: Societe Generale	9,000,000	9,000,000

California, Nuveen Dividend Advantage Municipal Fund, Series 6, 144A, AMT, 2.43%*, 5/7/2019, LIQ: Citibank NA	1,500,000	1,500,000

California, Nuveen Quality Municipal Income Fund, Series 7, 144A, AMT, 2.44%*, 5/7/2019, LIQ: Royal Bank of Canada	3,500,000	3,500,000

Total Preferred Shares of Closed-End Investment Companies (Cost $14,000,000)		14,000,000

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $290,264,630)	99.6	290,264,630
Other Assets and Liabilities, Net	0.4	1,284,563

Net Assets	100.0	291,549,193

*

Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder at any time, and are shown at their current rates as of April 30, 2019. Date shown reflects the earlier of demand date or stated maturity date.

**	Floating rate security. These securities are shown at their current rate as of April 30, 2019.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGC: Assured Guaranty Corp.

AMT: Subject to alternative minimum tax.

GTY: Guaranty Agreement

LIQ: Liquidity Facility

LOC: Letter of Credit

MUNIPSA: SIFMA Municipal Swap Index Yield

SPA: Standby Bond Purchase Agreement

TECP: Tax Exempt Commercial Paper

The accompanying notes are an integral part of the financial statements.

DWS Tax-Exempt Money Fund	|	17

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of April 30, 2019 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$276,264,630	$—	$276,264,630
Preferred Shares of Closed-End Investment Companies	—	14,000,000	—	14,000,000
Total	$—	$290,264,630	$—	$290,264,630

(a)	See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

18	|	DWS Tax-Exempt Money Fund

Statement of Assets and Liabilities

as of April 30, 2019

Assets	DWS Tax-Exempt Portfolio
Investments in securities, valued at amortized cost	$290,264,630
Cash	17,977
Receivable for investments sold	200,000
Receivable for Fund shares sold	186,784
Interest receivable	1,254,804
Other assets	58,489
Total assets	291,982,684

Liabilities
Payable for Fund shares redeemed	158,192
Distributions payable	59,128
Accrued Trustees’ fees	4,011
Other accrued expenses and payables	212,160
Total liabilities	433,491
Net assets, at value	$291,549,193

Net Assets Consist of
Distributable earnings (loss)	(50,568)
Paid-in capital	291,599,761
Net assets, at value	$291,549,193

The accompanying notes are an integral part of the financial statements.

DWS Tax-Exempt Money Fund	|	19

Statement of Assets and Liabilities as of April 30, 2019 (continued)

Net Asset Value	DWS Tax-Exempt Portfolio

DWS Tax-Exempt Cash Premier Shares

Net Asset Value, offering and redemption price per share ($49,478,536 ÷ 49,454,148 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Exempt Money Fund

Net Asset Value, offering and redemption price per share ($124,352,933 ÷ 124,291,658 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Free Money Fund Class S

Net Asset Value, offering and redemption price per share ($51,658,888 ÷ 51,633,423 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares

Net Asset Value, offering and redemption price per share ($13,841,671 ÷ 13,834,843 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Exempt Cash Managed Shares

Net Asset Value, offering and redemption price per share ($45,759,204 ÷ 45,736,619 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Free Investment Class

Net Asset Value, offering and redemption price per share ($6,457,961 ÷ 6,454,777 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

20	|	DWS Tax-Exempt Money Fund

Statement of Operations

for the year ended April 30, 2019

Investment Income	DWS Tax-Exempt Portfolio

Income:

Interest	$4,696,916
Expenses:

Management fee	231,341
Administration fee	303,403
Services to shareholders	218,706
Distribution and service fees	260,297
Custodian fee	11,040
Professional fees	119,852
Reports to shareholders	114,292
Registration fees	123,397
Trustees’ fees and expenses	14,414
Other	68,666
Total expenses before expense reductions	1,465,408
Expense reductions	(447,709)
Total expenses after expense reductions	1,017,699
Net investment income	3,679,217
Net realized gain (loss) from investments	16,792
Net increase (decrease) in net assets resulting from operations	$3,696,009

The accompanying notes are an integral part of the financial statements.

DWS Tax-Exempt Money Fund	|	21

Statements of Changes in Net Assets

	DWS Tax-Exempt Portfolio
	Years Ended April 30,
Increase (Decrease) in Net Assets	2019	2018

Operations:

Net investment income	$3,679,217	$2,423,950
Net realized gain (loss)	16,792	2,158
Net increase in net assets resulting from operations	3,696,009	2,426,108
Distributions to shareholders:

DWS Tax-Exempt Cash Premier Shares	(554,487)	(430,286)
DWS Tax-Exempt Money Fund	(1,689,303)	(1,163,840)
DWS Tax-Free Money Fund Class S	(640,705)	(413,013)
Service Shares	(115,693)	(36,384)
Tax-Exempt Cash Managed Shares	(607,973)	(364,721)
Tax-Free Investment Class	(58,355)	(28,399)
Total distributions	(3,666,516)	(2,436,643)*
Fund share transactions:

Proceeds from shares sold	459,762,725	550,268,409
Reinvestment of distributions	2,971,761	1,998,663
Payments for shares redeemed	(485,955,370)	(576,644,724)
Net increase (decrease) in net assets from Fund share transactions	(23,220,884)	(24,377,652)
Increase (decrease) in net assets	(23,191,391)	(24,388,187)
Net assets at beginning of period	314,740,584	339,128,771

Net assets at end of period	$291,549,193	$314,740,584 **

*	Includes distributions from net investment income.

**	Includes distributions in excess of net investment income of $47,775

The accompanying notes are an integral part of the financial statements.

22	|	DWS Tax-Exempt Money Fund

Financial Highlights

DWS Tax-Exempt Portfolio

DWS Tax-Exempt Money Fund

	Years Ended April 30,
	2019	2018	2017		2016		2015

Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00		$1.00		$1.00
Income (loss) from investment operations:

Net investment income	.013	.008	.005		.000	*	.000	*
Net realized gain (loss)	.000 *	.000 *	(.000	)*	.000	*	.000	*
Total from investment operations	.013	.008	.005		.000	*	.000	*
Less distributions from:

Net investment income	(.013)	(.008)	(.005)		(.000	)*	(.000	)*
Net realized gains	—	—	(.000	)*	(.000	)*	(.000	)*
Total distributions	(.013)	(.008)	(.005)		(.000	)*	(.000	)*
Net asset value, end of period	$1.00	$1.00	$1.00		$1.00		$1.00
Total Return (%)[a]	1.34	.83	.50		.04		.03

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	124	136	143		171		176
Ratio of expenses before expense reductions (%)	.38	.33	.30		.26		.24
Ratio of expenses after expense reductions (%)	.22	.23	.25		.12		.10
Ratio of net investment income (%)	1.33	.82	.41		.03		.01

[a]	Total return would have been lower had certain expenses not been reduced.

*	Amount is less than $.0005.

The accompanying notes are an integral part of the financial statements.

DWS Tax-Exempt Money Fund	|	23

Notes to Financial Statements

A. Organization and Significant Accounting Policies

Cash Account Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust.

The Trust offers two funds: DWS Government & Agency Securities Portfolio (formerly Deutsche Government & Agency Securities Portfolio) and DWS Tax-Exempt Portfolio (formerly Deutsche Tax-Exempt Portfolio). These financial statements report on DWS Tax-Exempt Portfolio (the “Fund”).

DWS Tax-Exempt Portfolio offers six classes of shares: DWS Tax-Exempt Cash Premier Shares (formerly Deutsche Tax-Exempt Cash Premier Shares), DWS Tax-Exempt Money Fund (formerly Deutsche Tax-Exempt Money Fund), DWS Tax-Free Money Fund Class S (formerly Deutsche Tax-Free Money Fund Class S), Service Shares, Tax-Exempt Cash Managed Shares and Tax-Free Investment Class.

The financial highlights for all classes of shares, other than DWS Tax-Exempt Money Fund, are provided separately and are available upon request.

The Fund’s investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

In October 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements in Securities Act Release No. 33-10532, Disclosure Update and Simplification, which is intended to facilitate the disclosure of information to investors and simplify compliance without significantly altering the total mix of information

24	|	DWS Tax-Exempt Money Fund

provided to investors. Effective with the current reporting period, the Fund adopted the amendments with the impacts being that the Fund is no longer required to present components of distributable earnings on the Statement of Assets and Liabilities or the sources of distributable earnings and the amount of undistributed net investment income on the Statements of Changes in Net Assets.

Security Valuation. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

At April 30, 2019, the Fund had a net tax basis capital loss carryforward of approximately $15,000, which may be applied against any realized net taxable capital gains indefinitely.

The Fund has reviewed the tax positions for the open tax years as of April 30, 2019 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

DWS Tax-Exempt Money Fund	|	25

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no book-to-tax differences for the Fund.

At April 30, 2019, the Fund’s components of distributable earnings (accumulated losses) on a tax basis are as follows:

DWS Tax-Exempt Portfolio:
Undistributed tax-exempt income	$24,054
Capital loss carryforwards	$(15,000)

At April 30, 2019, DWS Tax-Exempt Portfolio had an aggregate cost of investments for federal income tax purposes of $290,264,630.

In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:

	Years Ended April 30,
Portfolio	2019	2018
DWS Tax-Exempt Portfolio:
Distributions from tax-exempt income	$3,666,516	$2,436,643

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under an Amended and Restated Investment Management Agreement with DWS Investment Management Americas, Inc. (formerly Deutsche Investment Management Americas Inc.) (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments

26	|	DWS Tax-Exempt Money Fund

of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

The monthly management fee for the Fund is computed based on the combined average daily net assets of the two funds of the Trust and allocated to the Fund based on its relative net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $500 million of the Funds’ combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

Accordingly, for the year ended April 30, 2019, the fee pursuant to the Investment Management Agreement on DWS Tax-Exempt Portfolio was equivalent to an annual rate (exclusive of any applicable waivers/reimbursements) of 0.08% of the Fund’s average daily net assets.

For the period from May 1, 2018 through September 30, 2019, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the DWS Tax-Exempt Money Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.40%.

In addition, the Advisor has agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on DWS Tax-Exempt Money Fund.

In addition, the Advisor has also agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes’ annual reports that are provided separately and are available upon request.

For the year ended April 30, 2019, fees waived and/or expenses reimbursed for each class are as follows:

DWS Tax-Exempt Cash Premier Shares	$57,460
DWS Tax-Exempt Money Fund	202,120
DWS Tax-Free Money Fund Class S	68,543
Service Shares	35,522
Tax-Exempt Cash Managed Shares	75,471
Tax-Free Investment Class	8,593
$447,709

DWS Tax-Exempt Money Fund	|	27

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.10% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the year ended April 30, 2019, the Administration Fee was as follows:

Fund	Administration Fee	Unpaid at April 30, 2019
DWS Tax-Exempt Portfolio	$303,403	$23,594

Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the year ended April 30, 2019, the amounts charged to the Fund by DSC were as follows:

DWS Tax-Exempt Portfolio:	Total Aggregated	Unpaid at April 30, 2019
DWS Tax-Exempt Cash Premier Shares	$2,663	$690
DWS Tax-Exempt Money Fund	36,405	6,015
DWS Tax-Free Money Fund Class S	29,938	4,955
Service Shares	67,885	4,268
Tax-Exempt Cash Managed Shares	31,160	3,758
Tax-Free Investment Class	5,004	859
	$173,055	$20,545

In addition, for the year ended April 30, 2019, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,” were as follows:

Sub-Recordkeeping	Total Aggregated
DWS Tax-Exempt Money Fund	$18,316
DWS Tax-Free Money Fund Class S	978
$19,294

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Distributors, Inc. (“DDI”), an affiliate of the Advisor, receives a fee (“Distribution Fee”), calculated as a percentage of average daily net assets for the shares listed in the following table.

28	|	DWS Tax-Exempt Money Fund

For the year ended April 30, 2019, the Distribution Fee was as follows:

DWS Tax-Exempt Portfolio:	Distribution Fee	Unpaid at April 30, 2019	Annual Rate	Contractual Rate
Service Shares	$161,991	$6,880	.60%	.60%
Tax-Free Investment Class	15,245	1,357	.25%	.25%
	$177,236	$8,237

In addition, DDI provides information and administrative services for a fee (“Service Fee”) for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the year ended April 30, 2019, the Service Fee was as follows:

DWS Tax-Exempt Portfolio:	Service Fee	Unpaid at April 30, 2019	Annual Rate	Contractual Rate
Tax-Exempt Cash Managed Shares	$78,792	$5,641	.15%	.15%
Tax-Free Investment Class	4,269	380	.07%	.07%
	$83,061	$6,021

Typesetting and Filing Service Fees. Under an agreement with the Fund, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the year ended April 30, 2019, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” was as follows:

Fund	Total Aggregated	Unpaid at April 30, 2019
DWS Tax-Exempt Portfolio	$47,887	$21,973

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

Transactions with Affiliates. The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common trustees. During the year ended April 30, 2019, the Fund engaged in securities purchases of $422,475,000 and securities sales of $564,985,000 with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act.

C. Line of Credit

The Fund and other affiliated funds (the “Participants”) share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the

DWS Tax-Exempt Money Fund	|	29

untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at April 30, 2019.

D. Fund Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Year Ended April 30, 2019		Year Ended April 30, 2018
	Shares	Dollars	Shares	Dollars

Shares sold
DWS Tax-Exempt Cash Premier Shares	62,299,935	$62,299,935	67,725,230	$67,725,230
DWS Tax-Exempt Money Fund	34,172,341	34,172,341	51,423,925	51,423,925
DWS Tax-Free Money Fund Class S	11,153,741	11,153,741	13,879,488	13,879,488
Service Shares	53,988,330	53,988,330	81,813,513	81,813,513
Tax-Exempt Cash Managed Shares	286,624,984	286,624,984	326,154,215	326,154,215
Tax-Free Investment Class	11,523,394	11,523,394	9,272,138	9,272,138
Account Maintenance Fees	—	—	—	(100)
		$459,762,725		$550,268,409

Shares issued to shareholders in reinvestment of distributions
DWS Tax-Exempt Cash Premier Shares	537,230	$537,230	394,754	$394,754
DWS Tax-Exempt Money Fund	1,659,886	1,659,886	1,145,507	1,145,507
DWS Tax-Free Money Fund Class S	607,214	607,214	392,467	392,467
Service Shares	108,406	108,406	36,362	36,362
Tax-Exempt Cash Managed Shares	1,638	1,638	1,571	1,571
Tax-Free Investment Class	57,387	57,387	28,002	28,002
		$2,971,761		$1,998,663

30	|	DWS Tax-Exempt Money Fund

	Year Ended April 30, 2019		Year Ended April 30, 2018
	Shares	Dollars	Shares	Dollars

Shares redeemed
DWS Tax-Exempt Cash Premier Shares	(54,454,045)	$(54,454,045)	(64,594,618)	$(64,594,618)
DWS Tax-Exempt Money Fund	(47,917,455)	(47,917,455)	(59,547,276)	(59,547,276)
DWS Tax-Free Money Fund Class S	(11,058,223)	(11,058,223)	(18,119,437)	(18,119,437)
Service Shares	(82,572,012)	(82,572,012)	(79,236,036)	(79,236,036)
Tax-Exempt Cash Managed Shares	(279,241,365)	(279,241,365)	(342,806,879)	(342,806,879)
Tax-Free Investment Class	(10,712,270)	(10,712,270)	(12,340,478)	(12,340,478)
		$(485,955,370)		$(576,644,724)

Net increase (decrease)
DWS Tax-Exempt Cash Premier Shares	8,383,120	$8,383,120	3,525,366	$3,525,366
DWS Tax-Exempt Money Fund	(12,085,228)	(12,085,228)	(6,977,844)	(6,977,844)
DWS Tax-Free Money Fund Class S	702,732	702,732	(3,847,482)	(3,847,482)
Service Shares	(28,475,276)	(28,475,276)	2,613,839	2,613,839
Tax-Exempt Cash Managed Shares	7,385,257	7,385,257	(16,651,093)	(16,651,093)
Tax-Free Investment Class	868,511	868,511	(3,040,338)	(3,040,338)
Account Maintenance Fees	—	—	—	(100)
		$(23,220,884)		$(24,377,652)

DWS Tax-Exempt Money Fund	|	31

Report of Independent Registered

Public Accounting Firm

To the Board of Trustees of Cash Account Trust and Shareholders of DWS Tax-Exempt Portfolio:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of DWS Tax-Exempt Portfolio (formerly Deutsche Tax-Exempt Portfolio) (the “Fund”) (one of the funds constituting Cash Account Trust) (the “Trust”), including the investment portfolio, as of April 30, 2019, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Cash Account Trust) at April 30, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are

32	|	DWS Tax-Exempt Money Fund

required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2019, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.

Boston, Massachusetts

June 19, 2019

DWS Tax-Exempt Money Fund	|	33

Information About Your Fund’s Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher for DWS Tax-Exempt Money Fund. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2018 to April 30, 2019).

The tables illustrate your Fund’s expenses in two ways:

–

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–

Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

34	|	DWS Tax-Exempt Money Fund

Expenses and Value of a $1,000 Investment for the six months ended April 30, 2019 (Unaudited)

Actual Fund Return	DWS Tax-Exempt Money Fund
Beginning Account Value 11/1/18	$1,000.00
Ending Account Value 4/30/19	$1,007.30
Expenses Paid per $1,000*	$1.09

Hypothetical 5% Fund Return
Beginning Account Value 11/1/18	$1,000.00
Ending Account Value 4/30/19	$1,023.70
Expenses Paid per $1,000*	$1.10

*

Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratio
DWS Tax-Exempt Money Fund	.22%

For more information, please refer to the Fund’s prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.

Tax Information	(Unaudited)

Of the dividends paid from net investment income for the taxable year ended April 30, 2019, 100% are designated as exempt interest dividends for federal income tax purposes.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 728-3337.

DWS Tax-Exempt Money Fund	|	35

Other Information

Proxy Voting

The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings

Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing was filed with the SEC on Form N-Q. Effective from and after the Fund’s first fiscal quarter-end of 2019, Form N-Q is rescinded and will not be filed with the SEC. In addition, each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC’s Web site at sec.gov. The Fund’s portfolio holdings are also posted on dws.com as of each month-end. Please see the Fund’s current prospectus for more information.

36	|	DWS Tax-Exempt Money Fund

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS Tax-Exempt Portfolio’s (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) in September 2018.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

–	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–

The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received extensive information throughout the year regarding performance of the Fund.

–

The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–

In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the

DWS Tax-Exempt Money Fund	|	37

Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one- and three-year periods ended December 31, 2017, the Fund’s gross performance (DWS Tax-Exempt Cash Premier Shares) was in the 2nd quartile and 1st quartile, respectively, of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment

38	|	DWS Tax-Exempt Money Fund

management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2017). Based on Broadridge data provided as of December 31, 2017, the Board noted that the Fund’s total operating expenses (excluding 12b-1 fees and/or shareholder administration fees, if applicable) were higher than the median (4th quartile) of the applicable Broadridge expense universe (less any applicable 12b-1 fees) for the following share classes: Service Shares, DWS Tax-Exempt Cash Premier Shares, Tax Free Investment Class shares, Tax-Exempt Cash Managed Shares, DWS Tax-Exempt Money Fund shares and DWS Tax-Free Money Fund Class S shares. The Board noted the expense limitations agreed to by DIMA. The Board also noted the voluntary fee waivers implemented by DIMA prior to December 31, 2017 to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds”), noting that DIMA indicated that it does not provide services to any other comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment

DWS Tax-Exempt Money Fund	|	39

management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

40	|	DWS Tax-Exempt Money Fund

Board Members and Officers

The following table presents certain information regarding the Board Members and Officers of the Fund. Each Board Member’s year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the Fund. Because the Fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period. The Board Members may also serve in similar capacities with other funds in the fund complex.

Independent Board Members
Name, Year of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Keith R. Fox, CFA (1954) Chairperson since 2017, and Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds) (since 1986). Directorships: Progressive International Corporation (kitchen goods importer and distributor); The Kennel Shop (retailer); former Chairman, National Association of Small Business Investment Companies; former Directorships: BoxTop Media Inc. (advertising); Sun Capital Advisers Trust (mutual funds) (2011–2012)	82	—
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996–1998); Executive Vice President and Head of International Banking (1995–1996); former Directorships: Director and Chairman of the Board, Healthways, Inc.[2] (population well-being and wellness services) (2003–2014); Stockwell Capital Investments PLC (private equity); Enron Corporation; FNB Corporation; Tokheim Corporation; First Oak Brook Bancshares, Inc. and Oak Brook Bank; Prisma Energy International; Public Radio International. Not-for-Profit Director/Trustee: Palm Beach Civic Association; Window to the World Communications (public media); Life Director of Harris Theater for Music and Dance (Chicago); Life Director of Hubbard Street Dance Chicago	82	Portland General Electric[2] (utility company) (2003– present)

DWS Tax-Exempt Money Fund	|	41

Name, Year of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Henry P. Becton, Jr. (1943) Board Member since 1990	Vice Chair and former President, WGBH Educational Foundation. Directorships: Public Radio International; Public Radio Exchange (PRX); The Pew Charitable Trusts (charitable organization); Massachusetts Humane Society; Overseer of the New England Conservatory; former Directorships: Becton Dickinson and Company[2] (medical technology company); Belo Corporation[2] (media company); The PBS Foundation; Association of Public Television Stations; Boston Museum of Science; American Public Television; Concord Academy; New England Aquarium; Mass. Corporation for Educational Telecommunications; Committee for Economic Development; Public Broadcasting Service; Connecticut College; North Bennett Street School (Boston); American Documentary, Inc. (public media)	82	—
Dawn-Marie Driscoll (1946) Board Member since 1987	Emeritus Executive Fellow, Center for Business Ethics, Bentley University; formerly: Partner, Palmer & Dodge (law firm) (1988–1990); Vice President of Corporate Affairs and General Counsel, Filene’s (retail) (1978–1988). Directorships: Advisory Board, Center for Business Ethics, Bentley University; Trustee and former Chairman of the Board, Southwest Florida Community Foundation (charitable organization); former Directorships: ICI Mutual Insurance Company (2007–2015); Sun Capital Advisers Trust (mutual funds) (2007–2012), Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)	82	—
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor of Finance, The Wharton School, University of Pennsylvania (since July 1972); Director, The Wharton Financial Institutions Center (since 1994); formerly: Vice Dean and Director, Wharton Undergraduate Division (1995–2000) and Director, The Lauder Institute of International Management Studies (2000–2006); Member FDIC Systemic Risk Advisory Committee since 2011, member Systemic Risk Council since 2012 and member of the Advisory Board at the Yale Program on Financial Stability since 2013; Formerly Co-Chair of the Shadow Financial Regulatory Committee (2003–2015), Executive Director of The Financial Economists Roundtable (2008–2015), Director of The Thai Capital Fund (2007–2013), Director of The Aberdeen Singapore Fund (2007–2018), and Nonexecutive Director of Barclays Bank DE (2010–2018)	82	Director, Aberdeen Japan Fund (since 2007)

42	|	DWS Tax-Exempt Money Fund

Name, Year of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
William McClayton (1944) Board Member since 2004	Private equity investor (since October 2009); previously, Managing Director, Diamond Management & Technology Consultants, Inc. (global consulting firm) (2001–2009); Directorship: Board of Managers, YMCA of Metropolitan Chicago; formerly: Senior Partner, Arthur Andersen LLP (accounting) (1966–2001); Trustee, Ravinia Festival	82	—
Rebecca W. Rimel (1951) Board Member since 1995	President, Chief Executive Officer and Director, The Pew Charitable Trusts (charitable organization) (1994–present); formerly: Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983–2004); Board Member, Investor Education (charitable organization) (2004–2005); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001–2007); Director, Viasys Health Care[2] (January 2007–June 2007); Trustee, Thomas Jefferson Foundation (charitable organization) (1994–2012)	82	Director, Becton Dickinson and Company[2] (medical technology company) (2012– present); Director, BioTelemetry Inc.[2] (health care) (2009– present)
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation[2] (telecommunications) (November 1989–September 2003); Trustee, Sun Capital Advisers Trust (mutual funds) (1998–2012)	82	—
Jean Gleason Stromberg (1943) Board Member since 1997	Retired. Formerly, Consultant (1997–2001); Director, Financial Markets U.S. Government Accountability Office (1996–1997); Partner, Norton Rose Fulbright, L.L.P. (law firm) (1978–1996); former Directorships: The William and Flora Hewlett Foundation (charitable organization) (2000–2015); Service Source, Inc. (nonprofit), Mutual Fund Directors Forum (2002–2004), American Bar Retirement Association (funding vehicle for retirement plans) (1987–1990 and 1994–1996)	82	—

Officers[4]
Name, Year of Birth, Position with the Fund and Length of Time Served[5]	Business Experience and Directorships During the Past Five Years
Hepsen Uzcan[6] (1974) President and Chief Executive Officer, 2017–present	Managing Director,[3] DWS; Secretary, DWS USA Corporation (since March 2018); Assistant Secretary, DWS Distributors, Inc. (since June 25, 2018); Director and Vice President, DWS Service Company (since June 25, 2018); Assistant Secretary, DWS Investment Management Americas, Inc. (since June 25, 2018); and Director and President, DB Investment Managers, Inc. (since June 25, 2018); formerly: Vice President for the Deutsche funds (2016–2017); Assistant Secretary for the DWS funds (2013–2019)

DWS Tax-Exempt Money Fund	|	43

Name, Year of Birth, Position with the Fund and Length of Time Served[5]	Business Experience and Directorships During the Past Five Years
John Millette[8] (1962) Vice President and Secretary, 1999–present	Director,[3] DWS; Chief Legal Officer, DWS Investment Management Americas, Inc. (2015–present); and Director and Vice President, DWS Trust Company (2016–present); formerly: Secretary, Deutsche Investment Management Americas Inc. (2015–2017)
Diane Kenneally[8,9] (1966) Chief Financial Officer and Treasurer, since 2018	Director,[3] DWS; formerly: Assistant Treasurer for the DWS funds (2007–2018)
Paul Antosca[8] (1957) Assistant Treasurer, 2007–present	Director,[3] DWS
Sheila Cadogan[8] (1966) Assistant Treasurer, 2017–present	Director,[3] DWS; Director and Vice President, DWS Trust Company (since 2018)
Scott D. Hogan[8] (1970) Chief Compliance Officer, 2016–present	Director,[3] DWS
Caroline Pearson[8] (1962) Chief Legal Officer, 2010–present	Managing Director,[3] DWS; formerly: Secretary, Deutsche AM Distributors, Inc. (2002–2017); and Secretary, Deutsche AM Service Company (2010–2017)
Wayne Salit[7] (1967) Anti-Money Laundering Compliance Officer, 2014–present	Director,[3] Deutsche Bank; and AML Officer, DWS Trust Company; formerly: Managing Director, AML Compliance Officer at BNY Mellon (2011–2014); and Director, AML Compliance Officer at Deutsche Bank (2004–2011)
Ciara Crawford[10] (1984) Assistant Secretary, since February 8, 2019	Associate, DWS (since 2015); previously, Legal Assistant at Accelerated Tax Solutions.

[1]	The length of time served represents the year in which the Board Member joined the board of one or more DWS funds currently overseen by the Board.

[2]	A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

[3]	Executive title, not a board directorship.

[4]

As a result of their respective positions held with the Advisor or its affiliates, these individuals are considered “interested persons” of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the Fund.

[5]	The length of time served represents the year in which the officer was first elected in such capacity for one or more DWS funds.

[6]	Address: 345 Park Avenue, New York, NY 10154.

[7]	Address: 60 Wall Street, New York, NY 10005.

[8]	Address: One International Place, Boston, MA 02110.

[9]	Appointed Treasurer and Chief Financial Officer effective July 2, 2018.

[10]	Address: 5022 Gate Parkway, Suite 400, Jacksonville, FL 32256.

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 728-3337.

44	|	DWS Tax-Exempt Money Fund

Notes

Notes

Notes

DTEMF-2

(R-027590-8 6/19)

April 30, 2019

Annual Report

to Shareholders

DWS Tax-Exempt Portfolio

(formerly Deutsche Tax-Exempt Portfolio)

DWS Tax-Free Money Fund Class S

(formerly Deutsche Tax-Free Money Fund Class S)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s Web site (dws.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank), or if you are a direct investor, by calling (800) 728-3337 or sending an email request to service@dws.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 728-3337 or send an email request to service@dws.com to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with DWS if you invest directly with the Fund.

Contents

3	Portfolio Management Review
7	Portfolio Summary
8	Investment Portfolio
19	Statement of Assets and Liabilities
21	Statement of Operations
22	Statements of Changes in Net Assets
23	Financial Highlights
24	Notes to Financial Statements

32	Report of Independent Registered Public Accounting Firm
34	Information About Your Fund’s Expenses
35	Tax Information
36	Other Information
37	Advisory Agreement Board Considerations and Fee Evaluation
41	Board Members and Officers

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit dws.com. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the Fund may have a significant adverse effect on the share prices of all classes of shares of the Fund. Please read the prospectus for specific details regarding the Fund’s risk profile.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE     MAY LOSE VALUE NOT A DEPOSIT     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS Tax-Free Money Fund Class S

Portfolio Management Review	(Unaudited)

Market Overview

All performance information below is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Funds’ most recent month-end performance. The 7-day current yield refers to the income paid by the Funds over a 7-day period expressed as an annual percentage rate of each Fund’s shares outstanding. Yields fluctuate and are not guaranteed.

Over the past 12 months ended April 30, 2019, yields across the money market yield curve fluctuated based on the growing U.S. economy and evolving U.S. Federal Reserve (the Fed) statements and actions. In light of continued economic strength and a tight labor market, the Federal Open Market Committee (FOMC) raised short-term rates at its June 2018 meeting. In September, the Fed once again raised rates, with accompanying statements that at the time were viewed as aggressive regarding the prospects for future rate hikes. In December, a number of factors contributed to a considerable increase in financial market volatility and a tightening in overall financial conditions. These factors included statements by the Fed following its December 2018 rate hike. In December, the Fed’s messaging disappointed market watchers because the central bank did not commit to a pause in its rate hikes, despite signs that growth was slowing in some parts of the global economy. Disappointment in the Fed’s statements during the fourth quarter of 2018 coincided with a major correction in the stock markets, an inverted yield curve (often a predictor of economic recession), a widening of credit spreads, apparent difficulties in trade talks with China, and a U.S. government shutdown.

In January, the short-term rate environment underwent a meaningful change: Responding to the significant financial market disruptions that had taken place in late 2018, the Fed pivoted dramatically, taking all of its rate hike forecasts off the table and changing from a hawkish to a neutral (to some observers, even dovish) monetary policy stance. The Fed not only walked backed its projections of fed funds rate increases, but also lowered its U.S. economic growth estimates. Money market participants took the altered short-term rate expectations even further by “pricing in” a Fed rate cut in early 2020. At the end of the 12-month period, the

DWS Tax-Free Money Fund Class S	|	3

market consensus was that in terms of possible short-term rate changes, the Fed would most likely be on hold for the remainder of 2019.

Positive Contributors to Fund Performance

DWS Tax-Exempt Portfolio seeks to provide maximum current income that is exempt from federal income taxes to the extent consistent with stability of capital.

For the DWS Tax Exempt Portfolio, we sought to achieve an attractive yield by implementing a strategic balance of short liquidity instruments, as well as longer-term products. With an increase in market volatility, keeping overweight balances in floating-rate VRDNs (Variable Rate Demand Notes) enabled the Fund to purchase fixed-term commercial paper with maturities of 30 to 90 days, providing what we believe to be attractive yield. (The interest rate of variable rate securities adjusts periodically based on indices such as the Securities Industry and Financial Market Association Index of Variable Rate Demand Notes. Because the interest rates of these instruments adjust as market conditions change, they provide flexibility in an uncertain interest rate environment.)

Negative Contributors to Fund Performance

The types of securities that we invested in tended to have lower yields than issues carrying more risk. We preferred to be cautious during a time of market uncertainty. In the end this may have cost the Fund some yield, but we believe that this represented a prudent approach to preserving principal.

Outlook and Positioning

We are cautious regarding current U.S. economic policy, the global geopolitical situation, and the agenda on trade that the administration is pursuing. However, we believe that the economy can continue to expand, though with a possible slowdown later this year or early in 2020. For now we are positioning the Fund for continued growth. With no Fed rate hikes projected in the coming months, we plan to continue our current portfolio strategy until there is a significant shift in the market environment.

We continue our insistence on what we believe to be the highest credit quality within the Fund. We also plan to maintain what we believe to be

4	|	DWS Tax-Free Money Fund Class S

our conservative investment strategies and standards under the current market conditions. We continue to apply what we believe to be a careful approach to investing on behalf of the Fund and to seek competitive yield for our shareholders.

Fund Performance (as of April 30, 2019)

Performance is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

7-Day Current Yield
DWS Tax-Free Money Fund Class S	1.89%*
Equivalent Taxable Yield	2.90%**

Yields are historical, will fluctuate and do not guarantee future performance. The 7-day current yield refers to the income paid by the Fund over a 7-day period expressed as an annual percentage rate of the Fund’s shares outstanding. For the most current yield information, visit our Web site at dws.com.

*	The 7-Day Current Yield would have been 1.69%, had certain expenses not been reduced.

**

The equivalent taxable yield allows you to compare with the performance of taxable money market funds. For the DWS Tax-Exempt Portfolio, the equivalent taxable yield is based upon the marginal income tax rate of 40.8%. Income may be subject to local taxes and, for some investors, the alternative minimum tax.

Portfolio Management Team

A group of investment professionals is responsible for the day-to-day management of the Fund. These investment professionals have a broad range of experience managing money market funds.

The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.

DWS Tax-Free Money Fund Class S	|	5

Terms to Know

The yield curve is a graphical representation of how yields on bonds of different maturities compare. Normally, yield curves slant up, as bonds with longer maturities typically offer higher yields than short-term bonds.

Floating-rate securities are debt instruments with floating-rate coupons that generally reset every 30 to 90 days. While floating-rate securities are senior to equity and fixed-income securities, there is no guaranteed return of principal in case of default. Floating-rate issues often have less interest-rate risk than other fixed-income investments. Floating-rate securities are most often secured assets, generally senior to a company’s secured debt, and can be transferred to debt holders, resulting in potential downside risk.

6	|	DWS Tax-Free Money Fund Class S

Portfolio Summary	(Unaudited)

DWS Tax-Exempt Portfolio

Asset Allocation (As a % of Investment Portfolio)	4/30/19	4/30/18
Municipal Investments
Municipal Variable Rate Demand Notes	62%	49%
Tax-Exempt Commercial Paper	17%	17%
Municipal Bonds and Notes	11%	20%
Municipal Floating-Rate Notes	5%	5%
Preferred Shares of Closed-End Investment Companies	5%	9%
	100%	100%

Weighted Average Maturity	4/30/19	4/30/18
Cash Account Trust — DWS Tax-Exempt Portfolio	13 days	26 days
National Tax-Free Retail Money Fund Average*	19 days	19 days

*

The Fund is compared to its respective iMoneyNet Category: National Tax-Free Retail Money Fund Average — Category consists of all national tax-free and municipal retail funds. Portfolio holdings of tax-free funds include Rated and Unrated Demand Notes, Rated and Unrated General Market Notes; Commercial Paper; Put Bonds; AMT Paper and Other Tax-Free Holdings.

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s holdings, see pages 8–18. A quarterly Fact Sheet is available on dws.com or upon request.

DWS Tax-Free Money Fund Class S	|	7

Investment Portfolio	as of April 30, 2019

	Principal Amount ($)	Value ($)
Municipal Investments 94.8%
Alabama 0.5%
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone, Hunt Refining Project, Series I, 144A, 2.33%*, 5/7/2019, LOC: Bank of Nova Scotia	1,600,000	1,600,000

Alaska 0.5%
Alaska, State Industrial Development & Export Authority Revenue, Series B, 2.3%*, 5/1/2019, LOC: Bank Tokyo-Mitsubishi UFJ	1,500,000	1,500,000

Arizona 1.5%

Arizona, State Health Facilities Authority Revenue, Dignity Health, Series A, 2.15%*, 5/7/2019, LOC: JPMorgan Chase Bank NA	215,000	215,000

Arizona, State Health Facilities Authority, Banner Health, Series G, 2.42%*, 5/7/2019, LOC: Wells Fargo Bank NA	285,000	285,000

Maricopa County, AZ, Industrial Development Authority, Multi-Family Housing Revenue, Sani Angelin Apartments Project, Series A, AMT, 2.5%*, 5/7/2019, LIQ: Fannie Mae, LOC: Fannie Mae	240,000	240,000

Maricopa County, AZ, Industrial Development Authority, Multi-Family Housing Revenue, Sanitary Clemente Apartments Project, Series A, AMT, 2.45%*, 5/7/2019, LIQ: Fannie Mae, LOC: Fannie Mae	810,000	810,000

Maricopa County, AZ, Industrial Development Authority, Multi-Family Housing Revenue, Sanitary Fernando Apartments Project, Series A, AMT, 2.45%*, 5/7/2019, LIQ: Fannie Mae, LOC: Fannie Mae	445,000	445,000

Pima County, AZ, Industrial Development Authority, Multi-Family Housing Revenue, Eastside PL Apartments, 2.4%*, 5/7/2019, LIQ: Fannie Mae, LOC: Fannie Mae	1,350,000	1,350,000

Pima County, AZ, Industrial Development Authority, Series A, 2.4%*, 5/7/2019, LOC: Federal Home Loan Bank	950,000	950,000

		4,295,000

Arkansas 3.1%

Little Rock, AR, Metrocentere Improvement District No.1, Little Rock Newspapers, Inc., 2.3%*, 5/1/2019, LOC: JPMorgan Chase Bank NA	2,500,000	2,500,000

Lowell, AR, Industrial Development Revenue, Little Rock Newspapers Project, AMT, 2.53%*, 5/7/2019, LOC: JPMorgan Chase Bank NA	6,500,000	6,500,000

		9,000,000

The accompanying notes are an integral part of the financial statements.

8	|	DWS Tax-Free Money Fund Class S

	Principal Amount ($)	Value ($)
California 3.3%

California, Statewide Community Development Authority, Series B-5, 1.77%, 8/7/2019	6,250,000	6,250,000

California, Wells Fargo Stage Trust Various States, Series 94C, 144A, AMT, MUNIPSA + 0.340%, 2.64%**, Mandatory Put 7/24/2019 @ 100, 5/1/2030, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	2,500,000	2,500,000

Los Angeles, CA, Municipal Improvement Corp., Series A-1, TECP, 1.66%, 5/30/2019	1,000,000	1,000,000

		9,750,000

Colorado 4.5%

Colorado, State Education Loan Program, Series A, 5.0%, 6/27/2019	12,500,000	12,566,113

Colorado, State Housing & Finance Authority, Series I - AA2, 2.45%*, 5/7/2019, LOC: Sumitomo Mitsui Banking	500,000	500,000

		13,066,113

Connecticut 0.4%
Connecticut, Tender Option Bond Trust, Series 2018-XG0204, 2.33%*, 5/7/2019, LIQ: Barclays Bank PLC	1,135,000	1,135,000

District of Columbia 0.3%

District of Columbia, Georgetown University Revenue, Series C-1, 2.32%*, 5/7/2019, LOC: Sumitomo Mitsui Banking	420,000	420,000

District of Columbia, Metropolitan Airport Authority Systems Revenue, Series C-1, AMT, 2.35%*, 5/7/2019, LOC: Sumitomo Mitsui Banking	450,000	450,000

		870,000

Florida 10.3%

Gainesville, FL, General Obligation Notes, Series C, TECP, 1.7%, 5/6/2019	2,000,000	2,000,000

Gainesville, FL, Industrial Development Revenue, Gainesville Hillel, Inc. Project, 2.15%*, 5/7/2019, LOC: Northern Trust Company	4,150,000	4,150,000

Gainesville, FL, General Obligation Notes:

Series C, TECP, 1.69%, 5/2/2019	11,000,000	11,000,000

Series A, TECP, 1.83%, 6/3/2019	5,500,000	5,500,000

Miami-dade County, FL, Seaport Revenue, Series A, 2.3%*, 5/7/2019, LOC: PNC Bank NA	925,000	925,000

Palm Beach County, FL, Henry Morrison Flagler Project Revenue, 2.4%*, 5/7/2019, LOC: Northern Trust Company	1,300,000	1,300,000

Sarasota County, FL, State Revenue Planned Parenthood, Inc. Project, 2.4%*, 5/7/2019, LOC: BMO Harris Bank NA	5,230,000	5,230,000

		30,105,000

The accompanying notes are an integral part of the financial statements.

DWS Tax-Free Money Fund Class S	|	9

	Principal Amount ($)	Value ($)
Georgia 7.2%

Atlanta City, GA, Second Lien Airport Passanger Facility Charge & Third Lien Airport General Revenue, Series 2016 H-3, TECP, 2.05%, 5/31/2019	200,000	200,000

Atlanta City, GA, Airport General Revenue, Series 2016 H-1, TECP, 2.05%, 5/31/2019	230,000	230,000

Atlanta City, GA, Second Lien Airport Passanger Facility Charge & Third Lien Airport General Revenue, Series H-3:

TECP, 1.83%, 5/31/2019	137,000	137,000

TECP, 1.9%, 5/31/2019	234,000	234,000

City of Atlanta, GA, Airport General Revenue:

Series F-3, TECP, 1.95%, 7/2/2019	200,000	200,000

Series-F-1, TECP, 1.95%, 7/2/2019	200,000	200,000

Georgia, General Obligation Notes, Series 85-A, TECP, 1.78%, 6/5/2019	12,500,000	12,500,000

Georgia, Tender Option Bond Trust Receipts, Series 2018-XF0709, 144A, 2.4%*, 5/7/2019, LIQ: JPMorgan Chase Bank NA	6,800,000	6,800,000

Monroe County, GA, Development Authority Pollution Control Revenue, Oglethorpe Power Corp., Series A, 2.34%*, 5/7/2019, LOC: Bank of Montreal	450,000	450,000

		20,951,000

Idaho 1.7%
Idaho, State Health Facilities Authority, Hospital Revenue, Trinity Health Credit Group, Series ID, 1.7%**, 12/1/2048	5,000,000	5,000,000

Illinois 10.3%

Channahon, IL, Morris Hospital Revenue, 2.31%*, 5/7/2019, LOC: U.S. Bank NA	4,005,000	4,005,000

Illinois, Educational Facilities Authority, Chicago Zoological Society, Series B, 2.4%*, 5/7/2019, LOC: Northern Trust Company	3,955,000	3,955,000

Illinois, Southwestern Development Authority Solid Waste Disposal Revenue, Waste Management, Inc., Project, AMT, 2.35%*, 5/7/2019, LOC: JPMorgan Chase Bank NA	400,000	400,000

Illinois, State Development Finance Authority, Chicago Horticultural, 2.3%*, 5/7/2019, LOC: BMO Harris Bank NA	2,600,000	2,600,000

Illinois, State Development Finance Authority, Ignatius College Project, 2.37%*, 5/7/2019, LOC: PNC Bank NA	2,000,000	2,000,000

Illinois, State Development Finance Authority, Industrial Development Revenue, Series A, AMT, 2.37%*, 5/7/2019, LOC: BMO Harris Bank NA	565,000	565,000

Illinois, State Development Finance Authority, Jewish Council Youth Services, 2.31%*, 5/7/2019, LOC: BMO Harris Bank NA	1,400,000	1,400,000

The accompanying notes are an integral part of the financial statements.

10	|	DWS Tax-Free Money Fund Class S

	Principal Amount ($)	Value ($)

Illinois, State Development Finance Authority, St. Ignatius College Preparatory, 2.37%*, 5/7/2019, LOC: PNC Bank NA	3,850,000	3,850,000

Illinois, State Development Finance Authority, YMCA Metropolitan Chicago Project, 2.15%*, 5/7/2019, LOC: BMO Harris Bank NA	1,000,000	1,000,000

Illinois, State Educational Facilities Authority Revenue, The Adler Planetarium, 2.26%*, 5/7/2019, LOC: PNC Bank NA	1,100,000	1,100,000

Illinois, State Educational Facilities Authority, National Louis University, Series B, 2.3%*, 5/7/2019, LOC: JPMorgan Chase Bank NA	190,000	190,000

Illinois, State Finance Authority Revenue, North Park University Project, 2.15%*, 5/7/2019, LOC: U.S. Bank NA	1,900,000	1,900,000

Illinois, State Finance Authority Revenue, Uhlich Children’s Advantage Network, 2.31%*, 5/7/2019, LOC: U.S. Bank NA	1,885,000	1,885,000

Illinois, State Housing Development Authority, Multi-Family Housing Revenue, 2.44%*, 5/7/2019, LIQ: Freddie Mac, LOC: Freddie Mac	4,325,000	4,325,000

University of Illinois:

2.15%*, 5/7/2019, LOC: JPMorgan Chase Bank NA	330,000	330,000

2.42%*, 5/7/2019, LOC: Wells Fargo Bank NA	425,000	425,000

		29,930,000

Indiana 2.6%

Elkhart County, IN, Multy-Family Revenue, Ashton Pines Apartments, Series A, 2.35%*, 5/7/2019, LOC: Federal Home Loan Bank	500,000	500,000

Indiana, State Finance Authority, Health Systems Revenue, Sisters of St. Francis Health, Series F, 2.32%*, 5/7/2019, LOC: Bank of NY Mellon	2,900,000	2,900,000

Rockport, IN, Pollution Control Revenue, AEP Generating Co., Series B, 2.42%*, 5/7/2019, LOC: Bank Tokyo-Mitsubishi UFJ	4,175,000	4,175,000

		7,575,000

Iowa 1.1%

Iowa, State Finance Authority Midwestern Disaster Area Revenue, 2.35%*, 5/7/2019	405,000	405,000

Iowa, State Finance Authority, Economic Development Revenue, Series A, 2.34%*, 5/7/2019	300,000	300,000

Iowa, State Finance Authority, Single Family Mortgage Revenue, Mortgage Backed Securities Program:

Series D, 2.34%*, 5/7/2019, SPA: Federal Home Loan Bank	1,550,000	1,550,000

Series E, 2.34%*, 5/7/2019, SPA: Federal Home Loan Bank	855,000	855,000

		3,110,000

The accompanying notes are an integral part of the financial statements.

DWS Tax-Free Money Fund Class S	|	11

	Principal Amount ($)	Value ($)
Kansas 0.3%
Olathe, KS, Industrial Revenue, Multi Modal Diamant Boart, Series A, AMT, 2.46%*, 5/7/2019, LOC: Svenska Handelsbanken	1,000,000	1,000,000

Kentucky 0.7%

Boone County, KY, Pollution Control Revenue, Duke Energy Kentucky, Inc., 2.37%*, 5/7/2019, LOC: Sumitomo Mitsui Banking	300,000	300,000

Louisville & Jefferson County, KY, Regional Airport Authority, UPS Worldwide Forwarding, Series C, AMT, 2.34%*, 5/1/2019	1,800,000	1,800,000

		2,100,000

Louisiana 0.2%
Louisiana, State Housing Finance Agency, Centerbury House Apartments, 2.31%*, 5/7/2019, LOC: Fannie Mae	550,000	550,000

Maryland 0.2%
Maryland, State Health & Higher Educational Facilities Authority Revenue, Gaudenzia Foundation, 2.37%*, 5/7/2019, LOC: PNC Bank NA	500,000	500,000

Massachusetts 2.1%

Massachusetts, Tender Option Bond Trust Receipts, Series 2015-XF2203, 144A, 2.32%*, 5/7/2019, LIQ: Citibank NA	2,300,000	2,300,000

Massachusetts, University of Massachusetts, Building Authority Revenue, Series 2, MUNIPSA + 0.300%, 2.6%**, 11/1/2034	3,900,000	3,900,000

		6,200,000

Michigan 1.8%

Michigan, Kent Hospital Finance Authority Revenue, Spectrum Health System, Series C, 2.4%*, 5/7/2019, LOC: Bank of NY Mellon	290,000	290,000

University of Michigan, General Obligation Notes, Series K-1, TECP, 1.83%, 6/3/2019	5,000,000	5,000,000

		5,290,000

Mississippi 3.3%

Mississippi, State Business Finance Commission, Gulf Opportunity Zone, Chevron U.S.A., Inc.:

Series F, 2.3%*, 5/7/2019, GTY: Chevron Corp.	50,000	50,000

Series A, 2.44%*, 5/7/2019, GTY: Chevron Corp.	9,505,000	9,505,000

Series B, 2.44%*, 5/7/2019, GTY: Chevron Corp.	200,000	200,000

		9,755,000

The accompanying notes are an integral part of the financial statements.

12	|	DWS Tax-Free Money Fund Class S

	Principal Amount ($)	Value ($)
Missouri 1.1%

Missouri, Tender Option Bond Trust Receipts, Series 2015-XF2198, 144A, 2.33%*, 5/7/2019, LIQ: Citibank NA	2,660,000	2,660,000

St. Louis County, MO, Industrial Development Authority, Educational Whitefield School, Inc., Series B, 2.4%*, 5/7/2019, LOC: U.S. Bank NA	450,000	450,000

		3,110,000

Nevada 2.7%

Clark County, NV, Airport Systems Revenue, Series D-1, 2.4%*, 5/7/2019, LOC: Sumitomo Mitsui Banking	6,755,000	6,755,000

Nevada, State Housing Division, Sonoma Palms LP, AMT, 2.32%*, 5/7/2019, LIQ: Fannie Mae, LOC: Fannie Mae	1,100,000	1,100,000

		7,855,000

New York 5.1%

New York, State Energy Research & Development Authority Facilities Revenue, Consolidated Edison Co., Series C-2, AMT, 2.45%*, 5/7/2019, LOC: Mizuho Bank Ltd.	690,000	690,000

New York, State Thruway Authority Revenue, Series 2016-XF2345, 144A, 2.33%*, 5/7/2019, LIQ: Credit Suisse	1,865,000	1,865,000

New York City, NY, Industrial Development Agency, Civic Facility Revenue, Jamaica First Parking LLC Project, 2.32%*, 5/7/2019, LOC: TD Bank NA	1,185,000	1,185,000

New York City, NY, Municipal Finance Authority, Water & Sewer Systems Revenue, Series F-2, 2.13%*, 5/7/2019, SPA: JPMorgan Chase Bank NA	3,470,000	3,470,000

New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Second Generation Resolution, Series BB-1, 2.38%*, 5/7/2019, SPA: IND & Commercial Bank of China BA	5,750,000	5,750,000

New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Series A-2A, 2.3%*, 5/2/2019, LOC: Bank Tokyo-Mitsubishi UFJ	825,000	825,000

New York, NY, General Obligation, Series J-6, 2.32%*, 5/1/2019, LOC: Landesbank Hessen-Thuringen	830,000	830,000

New York, NY, State General Obligation, Series A-3, 2.31%*, 5/1/2019, SPA: Landesbank Hessen-Thuringen	175,000	175,000

Westchester County, NY, Industrial Development Agency, Civic Facility Revenue, Jewish Project, 2.3%*, 5/7/2019, LOC: JPMorgan Chase Bank NA	100,000	100,000

		14,890,000

North Carolina 0.9%
North Carolina, State Capital Facilities Finance Agency Student Revenue, Housing NCA&T University Foundation Project, Series B, 2.37%*, 5/7/2019, INS: AGC, LOC: PNC Bank NA	2,575,000	2,575,000

The accompanying notes are an integral part of the financial statements.

DWS Tax-Free Money Fund Class S	|	13

	Principal Amount ($)	Value ($)
Ohio 6.6%

Cuyahoga County, OH, Health Care Facilities Revenue, AM McGregor Home Project, 2.38%*, 5/7/2019, LOC: Northern Trust Company	12,400,000	12,400,000

Franklin County, OH, Trinity Health Credit Group, 1.7%**, 12/1/2046	5,000,000	5,000,000

Hamilton County, OH, Economic Development Revenue, St Xavier High School Project, 2.37%*, 5/7/2019, LOC: PNC Bank NA	1,695,000	1,695,000

		19,095,000

Oklahoma 1.3%
Oklahoma, Tender Option Bond Trust Floaters, Series 2018-XM0708, 144A, AMT, 2.48%*, 5/7/2019, LIQ: JPMorgan Chase Bank NA	3,750,000	3,750,000

Pennsylvania 4.4%

Butler County, PA, General Authority Revenue, School District Project, 2.37%*, 5/7/2019, LOC: PNC Bank NA	1,500,000	1,500,000

Lancaster, PA, Industrial Development Authority, Willow Valley Retirement, Series C, 2.37%*, 5/7/2019, LOC: PNC Bank NA	2,500,000	2,500,000

Pennsylvania, State Economic Development Financing Authority Revenue, Hawley Silk Mill LLC, Recovery Zone Facility, Series A1, 2.39%*, 5/7/2019, LOC: PNC Bank NA	300,000	300,000

Pennsylvania, Tender Option Bond Trust, Series 2019-ZF2779, 2.33%*, 5/7/2019, LIQ: Barclays Bank PLC	1,500,000	1,500,000

Philadelphia, PA, Airport Revenue, Series B-2, TECP, 1.72%, 5/31/2019	7,000,000	7,000,000

		12,800,000

Rhode Island 0.2%
Rhode Island, State Health & Educational Building Corp., Higher Education Facility Revenue, Roger Williams University, Series A, 2.18%*, 5/7/2019, LOC: U.S. Bank NA	520,000	520,000

South Carolina 0.1%
North Charleston, SC, Certificates of Participation, 2.26%*, 5/7/2019, LOC: Bank of America NA	355,000	355,000

South Dakota 0.7%

South Dakota, State Health & Educational Facilities Authority, Sioux Valley Hospital & Health:

Series B, 2.15%*, 5/7/2019, LOC: U.S. Bank NA	425,000	425,000

Series C, 2.15%*, 5/7/2019, LOC: U.S. Bank NA	1,485,000	1,485,000

		1,910,000

The accompanying notes are an integral part of the financial statements.

14	|	DWS Tax-Free Money Fund Class S

	Principal Amount ($)	Value ($)
Tennessee 0.3%

Loudon, TN, Industrial Development Board, Pollution Control Revenue, 2.4%*, 5/7/2019, LOC: Citibank NA	300,000	300,000

Shelby County, TN, Health Educational & Housing Facilities Board, Multi-Family Housing Revenue, 2.4%*, 5/7/2019, LIQ: Fannie Mae, LOC: Fannie Mae	600,000	600,000

		900,000

Texas 7.7%

Austin, TX, Water & Wastewater Systems Revenue, 2.32%*, 5/7/2019, LOC: Barclays Bank PLC	2,225,000	2,225,000

Harris County, TX, Houston Port Authority:

1.66%, 5/16/2019	3,600,000	3,600,000

1.74%, 6/6/2019	205,000	205,000

1.8%, 6/6/2019	5,500,000	5,500,000

Houston, TX, Utility Systems Revenue, First Lien, Series B-5, 2.32%*, 5/7/2019, LOC: Wells Fargo Bank NA	590,000	590,000

Houston, TX, General Obligation Notes, Series E-1, TECP, 1.71%, 6/25/2019	2,000,000	2,000,000

Tarrant County, TX, Cultural Educational Facilities Finance Corp. Revenue, Christus Health Obligated Group, Series C-2, 2.4%*, 5/7/2019, LOC: Bank of NY Mellon	850,000	850,000

Tarrant County, TX, Housing Finance Corp., Multifamily Housing Gateway Apartments, 2.4%*, 5/7/2019, LIQ: Fannie Mae, LOC: Fannie Mae	375,000	375,000

Texas, State Variable Veternas:

Series B, 2.15%*, 5/7/2019, SPA: Federal Home Loan Bank	490,000	490,000

Series C, 2.44%*, 5/7/2019, SPA: Landesban Hessen-Thuringen	445,000	445,000

Texas, Tender Option Bond Trust Receipts, Series 2015-XF2201, 144A, 2.33%*, 5/7/2019, LIQ: Citibank NA	3,100,000	3,100,000

Texas State, Tax & Revenue Anticipation Notes, 4.0%, 8/29/2019	3,000,000	3,019,647

		22,399,647

Vermont 0.1%
Vermont, State Educational & Health Buildings Financing Agency Revenue, Hospital Fletcher Allen, Series A, 2.39%*, 5/7/2019, LOC: TD Bank North NA	400,000	400,000

Virginia 0.4%

Loudoun County, VA, Industrial Development Authority Revenue, Jack Kent Cooke Foundation Project, 2.3%*, 5/7/2019, LOC: Northern Trust Company	650,000	650,000

The accompanying notes are an integral part of the financial statements.

DWS Tax-Free Money Fund Class S	|	15

	Principal Amount ($)	Value ($)

Salem, VA, Industrial Development Authority, Multi-Family Housing Revenue, Oak Park Apartments Project, 2.3%*, 5/7/2019, LIQ: Fannie Mae, LOC: Fannie Mae	535,000	535,000

		1,185,000

Washington 0.8%

King County, WA, Sewer Revenue, Junior Lien, Series A, 2.4%*, 5/7/2019, LOC: Landesbank Hessen-Thuringen	530,000	530,000

Olympia, WA, Economic Development Corp., Spring Air Northwest Project, AMT, 2.38%*, 5/7/2019, LOC: U.S. Bank NA	960,000	960,000

Washington, State Housing Finance Commission, Panorma City Project, 2.4%*, 5/7/2019, LOC: Wells Fargo Bank NA	490,000	490,000

Washington, State Housing Finance Commission, Vintage of Central Airports Project, 2.42%*, 5/7/2019, LIQ: Freddie Mac, LOC: Freddie Mac	325,000	325,000

		2,305,000

Wisconsin 3.9%

Wisconsin, Whitewater Community Development Authority, Housing Preservation, 2.31%*, 5/7/2019, LOC: BMO Harris Bank NA	7,455,000	7,455,000

Wisconsin, State General Obligation, Series 05-A, TECP, 1.77%, 6/6/2019	1,800,000	1,800,000

Wisconsin, State Health & Education Facilities Authority, Ascension Health Alliance Senor Group, Series B-2, 4.0%*, 11/15/2043	1,545,000	1,547,870

Wisconsin, State Health & Educational Facilities Authority Revenue, Mequon Jewish Project, 2.4%*, 5/7/2019, LOC: JPMorgan Chase Bank NA	475,000	475,000

		11,277,870

Other 2.6%

Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:

“A”, Series MO27, 2.32%*, 5/7/2019, LIQ: Freddie Mac	2,815,000	2,815,000

“A”, Series M031, 2.33%*, 5/7/2019, LIQ: Freddie Mac	2,960,000	2,960,000

Series M033, 2.33%*, 5/7/2019, LIQ: Freddie Mac	815,000	815,000

“A”, Series M015, AMT, 2.35%*, 5/7/2019, LIQ: Freddie Mac	1,065,000	1,065,000

		7,655,000
Total Municipal Investments (Cost $276,264,630)		276,264,630

The accompanying notes are an integral part of the financial statements.

16	|	DWS Tax-Free Money Fund Class S

	Principal Amount ($)	Value ($)
Preferred Shares of Closed-End Investment Companies 4.8%
California

California, Nuveen Dividend Advantage Municipal Fund, Series 1-1362, 144A, AMT, 2.43%*, 5/7/2019, LIQ: Societe Generale	9,000,000	9,000,000

California, Nuveen Dividend Advantage Municipal Fund, Series 6, 144A, AMT, 2.43%*, 5/7/2019, LIQ: Citibank NA	1,500,000	1,500,000

California, Nuveen Quality Municipal Income Fund, Series 7, 144A, AMT, 2.44%*, 5/7/2019, LIQ: Royal Bank of Canada	3,500,000	3,500,000

Total Preferred Shares of Closed-End Investment Companies (Cost $14,000,000)		14,000,000

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $290,264,630)	99.6	290,264,630
Other Assets and Liabilities, Net	0.4	1,284,563

Net Assets	100.0	291,549,193

*

Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder at any time, and are shown at their current rates as of April 30, 2019. Date shown reflects the earlier of demand date or stated maturity date.

**	Floating rate security. These securities are shown at their current rate as of April 30, 2019.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGC: Assured Guaranty Corp.

AMT: Subject to alternative minimum tax.

GTY: Guaranty Agreement

LIQ: Liquidity Facility

LOC: Letter of Credit

MUNIPSA: SIFMA Municipal Swap Index Yield

SPA: Standby Bond Purchase Agreement

TECP: Tax Exempt Commercial Paper

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The accompanying notes are an integral part of the financial statements.

DWS Tax-Free Money Fund Class S	|	17

The following is a summary of the inputs used as of April 30, 2019 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$276,264,630	$—	$276,264,630
Preferred Shares of Closed-End Investment Companies	—	14,000,000	—	14,000,000
Total	$—	$290,264,630	$—	$290,264,630

(a)	See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

18	|	DWS Tax-Free Money Fund Class S

Statement of Assets and Liabilities

as of April 30, 2019

Assets	DWS Tax-Exempt Portfolio
Investments in securities, valued at amortized cost	$290,264,630
Cash	17,977
Receivable for investments sold	200,000
Receivable for Fund shares sold	186,784
Interest receivable	1,254,804
Other assets	58,489
Total assets	291,982,684

Liabilities
Payable for Fund shares redeemed	158,192
Distributions payable	59,128
Accrued Trustees’ fees	4,011
Other accrued expenses and payables	212,160
Total liabilities	433,491
Net assets, at value	$291,549,193

Net Assets Consist of
Distributable earnings (loss)	(50,568)
Paid-in capital	291,599,761
Net assets, at value	$291,549,193

The accompanying notes are an integral part of the financial statements.

DWS Tax-Free Money Fund Class S	|	19

Statement of Assets and Liabilities as of April 30, 2019 (continued)

Net Asset Value	DWS Tax-Exempt Portfolio

DWS Tax-Exempt Cash Premier Shares

Net Asset Value, offering and redemption price per share ($49,478,536 ÷ 49,454,148 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Exempt Money Fund

Net Asset Value, offering and redemption price per share ($124,352,933 ÷ 124,291,658 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Free Money Fund Class S

Net Asset Value, offering and redemption price per share ($51,658,888 ÷ 51,633,423 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares

Net Asset Value, offering and redemption price per share ($13,841,671 ÷ 13,834,843 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Exempt Cash Managed Shares

Net Asset Value, offering and redemption price per share ($45,759,204 ÷ 45,736,619 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Free Investment Class

Net Asset Value, offering and redemption price per share ($6,457,961 ÷ 6,454,777 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

20	|	DWS Tax-Free Money Fund Class S

Statement of Operations

for the year ended April 30, 2019

Investment Income	DWS Tax-Exempt Portfolio

Income:

Interest	$4,696,916
Expenses:

Management fee	231,341
Administration fee	303,403
Services to shareholders	218,706
Distribution and service fees	260,297
Custodian fee	11,040
Professional fees	119,852
Reports to shareholders	114,292
Registration fees	123,397
Trustees’ fees and expenses	14,414
Other	68,666
Total expenses before expense reductions	1,465,408
Expense reductions	(447,709)
Total expenses after expense reductions	1,017,699
Net investment income	3,679,217
Net realized gain (loss) from investments	16,792
Net increase (decrease) in net assets resulting from operations	$3,696,009

The accompanying notes are an integral part of the financial statements.

DWS Tax-Free Money Fund Class S	|	21

Statements of Changes in Net Assets

	DWS Tax-Exempt Portfolio
	Years Ended April 30,
Increase (Decrease) in Net Assets	2019	2018

Operations:

Net investment income	$3,679,217	$2,423,950
Net realized gain (loss)	16,792	2,158
Net increase in net assets resulting from operations	3,696,009	2,426,108
Distributions to shareholders:

DWS Tax-Exempt Cash Premier Shares	(554,487)	(430,286)
DWS Tax-Exempt Money Fund	(1,689,303)	(1,163,840)
DWS Tax-Free Money Fund Class S	(640,705)	(413,013)
Service Shares	(115,693)	(36,384)
Tax-Exempt Cash Managed Shares	(607,973)	(364,721)
Tax-Free Investment Class	(58,355)	(28,399)
Total distributions	(3,666,516)	(2,436,643)*
Fund share transactions:

Proceeds from shares sold	459,762,725	550,268,409
Reinvestment of distributions	2,971,761	1,998,663
Payments for shares redeemed	(485,955,370)	(576,644,724)
Net increase (decrease) in net assets from Fund share transactions	(23,220,884)	(24,377,652)
Increase (decrease) in net assets	(23,191,391)	(24,388,187)
Net assets at beginning of period	314,740,584	339,128,771

Net assets at end of period	$291,549,193	$314,740,584 **

*	Includes distributions from net investment income.

**	Includes distributions in excess of net investment income of $47,775

The accompanying notes are an integral part of the financial statements.

22	|	DWS Tax-Free Money Fund Class S

Financial Highlights

DWS Tax-Exempt Portfolio

DWS Tax-Free Money Fund Class S

	Years Ended April 30,
	2019	2018	2017		2016		2015

Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00		$1.00		$1.00
Income (loss) from investment operations:

Net investment income	.013	.008	.005		.000	*	.000	*
Net (loss)	.000 *	.000 *	(.000	)*	.000	*	.000	*
Total from investment operations	.013	.008	.005		.000	*	.000	*
Less distributions from:

Net investment income	(.013)	(.008)	(.005)		(.000	)*	(.000	)*
Net realized gains	—	—	(.000	)*	(.000	)*	(.000	)*
Total distributions	(.013)	(.008)	(.005)		(.000	)*	(.000	)*
Net asset value, end of period	$1.00	$1.00	$1.00		$1.00		$1.00
Total Return (%)[a]	1.30	.79	.46		.03		.03

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	52	51	55		67		76
Ratio of expenses before expense reductions (%)	.40	.36	.33		.28		.27
Ratio of expenses after expense reductions (%)	.26	.27	.28		.13		.10
Ratio of net investment income (%)	1.29	.78	.38		.02		.01

[a]	Total return would have been lower had certain expenses not been reduced.

*	Amount is less than $.0005.

The accompanying notes are an integral part of the financial statements.

DWS Tax-Free Money Fund Class S	|	23

Notes to Financial Statements

A. Organization and Significant Accounting Policies

Cash Account Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust.

The Trust offers two funds: DWS Government & Agency Securities Portfolio (formerly Deutsche Government & Agency Securities Portfolio) and DWS Tax-Exempt Portfolio (formerly Deutsche Tax-Exempt Portfolio). These financial statements report on DWS Tax-Exempt Portfolio (the “Fund”).

DWS Tax-Exempt Portfolio offers six classes of shares: DWS Tax-Exempt Cash Premier Shares (formerly Deutsche Tax-Exempt Cash Premier Shares), DWS Tax-Exempt Money Fund (formerly Deutsche Tax-Exempt Money Fund), DWS Tax-Free Money Fund Class S (formerly Deutsche Tax-Free Money Fund Class S), Service Shares, Tax-Exempt Cash Managed Shares and Tax-Free Investment Class.

The financial highlights for all classes of shares, other than DWS Tax-Free Money Fund Class S, are provided separately and are available upon request.

The Fund’s investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

In October 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements in Securities Act Release No. 33-10532, Disclosure Update and Simplification, which is intended to facilitate the disclosure of information to investors and simplify compliance without significantly altering the total mix of information

24	|	DWS Tax-Free Money Fund Class S

provided to investors. Effective with the current reporting period, the Fund adopted the amendments with the impacts being that the Fund is no longer required to present components of distributable earnings on the Statement of Assets and Liabilities or the sources of distributable earnings and the amount of undistributed net investment income on the Statements of Changes in Net Assets.

Security Valuation. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

At April 30, 2019, the Fund had a net tax basis capital loss carryforward of approximately $15,000, which may be applied against any realized net taxable capital gains indefinitely.

The Fund has reviewed the tax positions for the open tax years as of April 30, 2019 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may

DWS Tax-Free Money Fund Class S	|	25

take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no book-to-tax differences for the Fund.

At April 30, 2019, the Fund’s components of distributable earnings (accumulated losses) on a tax basis are as follows:

DWS Tax-Exempt Portfolio:

Undistributed tax-exempt income	$24,054
Capital loss carryforwards	$(15,000)

At April 30, 2019, DWS Tax-Exempt Portfolio had an aggregate cost of investments for federal income tax purposes of $290,264,630.

In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:

	Years Ended April 30,
Portfolio	2019	2018
DWS Tax-Exempt Portfolio:
Distributions from tax-exempt income	$3,666,516	$2,436,643

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

26	|	DWS Tax-Free Money Fund Class S

B. Related Parties

Management Agreement. Under an Amended and Restated Investment Management Agreement with DWS Investment Management Americas, Inc. (formerly Deutsche Investment Management Americas Inc.) (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

The monthly management fee for the Fund is computed based on the combined average daily net assets of the two funds of the Trust and allocated to the Fund based on its relative net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $500 million of the Funds’ combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

Accordingly, for the year ended April 30, 2019, the fee pursuant to the Investment Management Agreement on DWS Tax-Exempt Portfolio was equivalent to an annual rate (exclusive of any applicable waivers/reimbursements) of 0.08% of the Fund’s average daily net assets.

For the period from May 1, 2018 through September 30, 2019, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the DWS Tax-Free Money Fund Class S to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.48%.

In addition, the Advisor has agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on DWS Tax-Free Money Fund Class S.

In addition, the Advisor has also agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes’ annual reports that are provided separately and are available upon request.

DWS Tax-Free Money Fund Class S	|	27

For the year ended April 30, 2019, fees waived and/or expenses reimbursed for each class are as follows:

DWS Tax-Exempt Cash Premier Shares	$57,460
DWS Tax-Exempt Money Fund	202,120
DWS Tax-Free Money Fund Class S	68,543
Service Shares	35,522
Tax-Exempt Cash Managed Shares	75,471
Tax-Free Investment Class	8,593
$447,709

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.10% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the year ended April 30, 2019, the Administration Fee was as follows:

Fund	Administration Fee	Unpaid at April 30, 2019
DWS Tax-Exempt Portfolio	$303,403	$23,594

Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the year ended April 30, 2019, the amounts charged to the Fund by DSC were as follows:

DWS Tax-Exempt Portfolio:	Total Aggregated	Unpaid at April 30, 2019
DWS Tax-Exempt Cash Premier Shares	$2,663	$690
DWS Tax-Exempt Money Fund	36,405	6,015
DWS Tax-Free Money Fund Class S	29,938	4,955
Service Shares	67,885	4,268
Tax-Exempt Cash Managed Shares	31,160	3,758
Tax-Free Investment Class	5,004	859
	$173,055	$20,545

In addition, for the year ended April 30, 2019, the amounts charged to the Fund for recordkeeping and other administrative services provided by

28	|	DWS Tax-Free Money Fund Class S

unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,” were as follows:

Sub-Recordkeeping	Total Aggregated
DWS Tax-Exempt Money Fund	$18,316
DWS Tax-Free Money Fund Class S	978
$19,294

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Distributors, Inc. (“DDI”), an affiliate of the Advisor, receives a fee (“Distribution Fee”), calculated as a percentage of average daily net assets for the shares listed in the following table.

For the year ended April 30, 2019, the Distribution Fee was as follows:

DWS Tax-Exempt Portfolio:	Distribution Fee	Unpaid at April 30, 2019	Annual Rate	Contractual Rate
Service Shares	$161,991	$6,880	.60%	.60%
Tax-Free Investment Class	15,245	1,357	.25%	.25%
	$177,236	$8,237

In addition, DDI provides information and administrative services for a fee (“Service Fee”) for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the year ended April 30, 2019, the Service Fee was as follows:

DWS Tax-Exempt Portfolio:	Service Fee	Unpaid at April 30, 2019	Annual Rate	Contractual Rate
Tax-Exempt Cash Managed Shares	$78,792	$5,641	.15%	.15%
Tax-Free Investment Class	4,269	380	.07%	.07%
	$83,061	$6,021

Typesetting and Filing Service Fees. Under an agreement with the Fund, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the year ended April 30, 2019, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” was as follows:

Fund	Total Aggregated	Unpaid at April 30, 2019
DWS Tax-Exempt Portfolio	$47,887	$21,973

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

DWS Tax-Free Money Fund Class S	|	29

Transactions with Affiliates. The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common trustees. During the year ended April 30, 2019, the Fund engaged in securities purchases of $422,475,000 and securities sales of $564,985,000 with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act.

C. Line of Credit

The Fund and other affiliated funds (the “Participants”) share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at April 30, 2019.

D. Fund Share Transactions

The following table summarizes share and dollar activity in the Fund:

DWS Tax-Exempt Portfolio

	Year Ended April 30, 2019		Year Ended April 30, 2018
	Shares	Dollars	Shares	Dollars

Shares sold
DWS Tax-Exempt Cash Premier Shares	62,299,935	$62,299,935	67,725,230	$67,725,230
DWS Tax-Exempt Money Fund	34,172,341	34,172,341	51,423,925	51,423,925
DWS Tax-Free Money Fund Class S	11,153,741	11,153,741	13,879,488	13,879,488
Service Shares	53,988,330	53,988,330	81,813,513	81,813,513
Tax-Exempt Cash Managed Shares	286,624,984	286,624,984	326,154,215	326,154,215
Tax-Free Investment Class	11,523,394	11,523,394	9,272,138	9,272,138
Account Maintenance Fees	—	—	—	(100)
		$459,762,725		$550,268,409

30	|	DWS Tax-Free Money Fund Class S

	Year Ended April 30, 2019		Year Ended April 30, 2018
	Shares	Dollars	Shares	Dollars

Shares issued to shareholders in reinvestment of distributions
DWS Tax-Exempt Cash Premier Shares	537,230	$537,230	394,754	$394,754
DWS Tax-Exempt Money Fund	1,659,886	1,659,886	1,145,507	1,145,507
DWS Tax-Free Money Fund Class S	607,214	607,214	392,467	392,467
Service Shares	108,406	108,406	36,362	36,362
Tax-Exempt Cash Managed Shares	1,638	1,638	1,571	1,571
Tax-Free Investment Class	57,387	57,387	28,002	28,002
		$2,971,761		$1,998,663

Shares redeemed
DWS Tax-Exempt Cash Premier Shares	(54,454,045)	$(54,454,045)	(64,594,618)	$(64,594,618)
DWS Tax-Exempt Money Fund	(47,917,455)	(47,917,455)	(59,547,276)	(59,547,276)
DWS Tax-Free Money Fund Class S	(11,058,223)	(11,058,223)	(18,119,437)	(18,119,437)
Service Shares	(82,572,012)	(82,572,012)	(79,236,036)	(79,236,036)
Tax-Exempt Cash Managed Shares	(279,241,365)	(279,241,365)	(342,806,879)	(342,806,879)
Tax-Free Investment Class	(10,712,270)	(10,712,270)	(12,340,478)	(12,340,478)
		$(485,955,370)		$(576,644,724)

Net increase (decrease)
DWS Tax-Exempt Cash Premier Shares	8,383,120	$8,383,120	3,525,366	$3,525,366
DWS Tax-Exempt Money Fund	(12,085,228)	(12,085,228)	(6,977,844)	(6,977,844)
DWS Tax-Free Money Fund Class S	702,732	702,732	(3,847,482)	(3,847,482)
Service Shares	(28,475,276)	(28,475,276)	2,613,839	2,613,839
Tax-Exempt Cash Managed Shares	7,385,257	7,385,257	(16,651,093)	(16,651,093)
Tax-Free Investment Class	868,511	868,511	(3,040,338)	(3,040,338)
Account Maintenance Fees	—	—	—	(100)
		$(23,220,884)		$(24,377,652)

DWS Tax-Free Money Fund Class S	|	31

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Cash Account Trust and Shareholders of DWS Tax-Exempt Portfolio:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of DWS Tax-Exempt Portfolio (formerly Deutsche Tax-Exempt Portfolio) (the “Fund”) (one of the funds constituting Cash Account Trust) (the “Trust”), including the investment portfolio, as of April 30, 2019, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Cash Account Trust) at April 30, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are

32	|	DWS Tax-Free Money Fund Class S

required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2019, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.

Boston, Massachusetts

June 19, 2019

DWS Tax-Free Money Fund Class S	|	33

Information About Your Fund’s Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher for DWS Tax-Free Money Fund Class S. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2018 to April 30, 2019).

The tables illustrate your Fund’s expenses in two ways:

–

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–

Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. An account maintenance fee of $6.25 per quarter for DWS Tax-Free Money Fund Class S shares may apply for certain accounts whose balances do not meet the applicable minimum initial investment. This fee is not included in these tables. If it was, the estimate of expenses paid for DWS Tax-Free Money Fund Class S shares during the period would be higher, and account value during the period would be lower, by this amount.

34	|	DWS Tax-Free Money Fund Class S

Expenses and Value of a $1,000 Investment for the six months ended April 30, 2019 (Unaudited)

Actual Fund Return	DWS Tax-Free Money Fund Class S
Beginning Account Value 11/1/18	$1,000.00
Ending Account Value 4/30/19	$1,007.10
Expenses Paid per $1,000*	$1.29

Hypothetical 5% Fund Return
Beginning Account Value 11/1/18	$1,000.00
Ending Account Value 4/30/19	$1,023,51
Expenses Paid per $1,000*	$1.30

*

Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratio
DWS Tax-Free Money Fund Class S	.26%

For more information, please refer to the Fund’s prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.

Tax Information	(Unaudited)

Of the dividends paid from net investment income for the taxable year ended April 30, 2019, 100% are designated as exempt interest dividends for federal income tax purposes.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 728-3337.

DWS Tax-Free Money Fund Class S	|	35

Other Information

Proxy Voting

The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings

Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing was filed with the SEC on Form N-Q. Effective from and after the Fund’s first fiscal quarter-end of 2019, Form N-Q is rescinded and will not be filed with the SEC. In addition, each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC’s Web site at sec.gov. The Fund’s portfolio holdings are also posted on dws.com as of each month-end. Please see the Fund’s current prospectus for more information.

36	|	DWS Tax-Free Money Fund Class S

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS Tax-Exempt Portfolio’s (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) in September 2018.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

–	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–

The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received extensive information throughout the year regarding performance of the Fund.

–

The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–

In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the

DWS Tax-Free Money Fund Class S	|	37

Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one- and three-year periods ended December 31, 2017, the Fund’s gross performance (DWS Tax-Exempt Cash Premier Shares) was in the 2nd quartile and 1st quartile, respectively, of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment

38	|	DWS Tax-Free Money Fund Class S

management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2017). Based on Broadridge data provided as of December 31, 2017, the Board noted that the Fund’s total operating expenses (excluding 12b-1 fees and/or shareholder administration fees, if applicable) were higher than the median (4th quartile) of the applicable Broadridge expense universe (less any applicable 12b-1 fees) for the following share classes: Service Shares, DWS Tax-Exempt Cash Premier Shares, Tax Free Investment Class shares, Tax-Exempt Cash Managed Shares, DWS Tax-Exempt Money Fund shares and DWS Tax-Free Money Fund Class S shares. The Board noted the expense limitations agreed to by DIMA. The Board also noted the voluntary fee waivers implemented by DIMA prior to December 31, 2017 to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds”), noting that DIMA indicated that it does not provide services to any other comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment

DWS Tax-Free Money Fund Class S	|	39

management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

40	|	DWS Tax-Free Money Fund Class S

Board Members and Officers

The following table presents certain information regarding the Board Members and Officers of the Fund. Each Board Member’s year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the Fund. Because the Fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period. The Board Members may also serve in similar capacities with other funds in the fund complex.

Independent Board Members
Name, Year of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Keith R. Fox, CFA (1954) Chairperson since 2017, and Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds) (since 1986). Directorships: Progressive International Corporation (kitchen goods importer and distributor); The Kennel Shop (retailer); former Chairman, National Association of Small Business Investment Companies; former Directorships: BoxTop Media Inc. (advertising); Sun Capital Advisers Trust (mutual funds) (2011–2012)	82	—
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996–1998); Executive Vice President and Head of International Banking (1995–1996); former Directorships: Director and Chairman of the Board, Healthways, Inc.[2] (population well-being and wellness services) (2003–2014); Stockwell Capital Investments PLC (private equity); Enron Corporation; FNB Corporation; Tokheim Corporation; First Oak Brook Bancshares, Inc. and Oak Brook Bank; Prisma Energy International; Public Radio International. Not-for-Profit Director/Trustee: Palm Beach Civic Association; Window to the World Communications (public media); Life Director of Harris Theater for Music and Dance (Chicago); Life Director of Hubbard Street Dance Chicago	82	Portland General Electric[2] (utility company) (2003– present)

DWS Tax-Free Money Fund Class S	|	41

Name, Year of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Henry P. Becton, Jr. (1943) Board Member since 1990	Vice Chair and former President, WGBH Educational Foundation. Directorships: Public Radio International; Public Radio Exchange (PRX); The Pew Charitable Trusts (charitable organization); Massachusetts Humane Society; Overseer of the New England Conservatory; former Directorships: Becton Dickinson and Company[2] (medical technology company); Belo Corporation[2] (media company); The PBS Foundation; Association of Public Television Stations; Boston Museum of Science; American Public Television; Concord Academy; New England Aquarium; Mass. Corporation for Educational Telecommunications; Committee for Economic Development; Public Broadcasting Service; Connecticut College; North Bennett Street School (Boston); American Documentary, Inc. (public media)	82	—
Dawn-Marie Driscoll (1946) Board Member since 1987	Emeritus Executive Fellow, Center for Business Ethics, Bentley University; formerly: Partner, Palmer & Dodge (law firm) (1988–1990); Vice President of Corporate Affairs and General Counsel, Filene’s (retail) (1978–1988). Directorships: Advisory Board, Center for Business Ethics, Bentley University; Trustee and former Chairman of the Board, Southwest Florida Community Foundation (charitable organization); former Directorships: ICI Mutual Insurance Company (2007–2015); Sun Capital Advisers Trust (mutual funds) (2007–2012), Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)	82	—
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor of Finance, The Wharton School, University of Pennsylvania (since July 1972); Director, The Wharton Financial Institutions Center (since 1994); formerly: Vice Dean and Director, Wharton Undergraduate Division (1995–2000) and Director, The Lauder Institute of International Management Studies (2000–2006); Member FDIC Systemic Risk Advisory Committee since 2011, member Systemic Risk Council since 2012 and member of the Advisory Board at the Yale Program on Financial Stability since 2013; Formerly Co-Chair of the Shadow Financial Regulatory Committee (2003–2015), Executive Director of The Financial Economists Roundtable (2008–2015), Director of The Thai Capital Fund (2007–2013), Director of The Aberdeen Singapore Fund (2007–2018), and Nonexecutive Director of Barclays Bank DE (2010–2018)	82	Director, Aberdeen Japan Fund (since 2007)

42	|	DWS Tax-Free Money Fund Class S

Name, Year of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
William McClayton (1944) Board Member since 2004	Private equity investor (since October 2009); previously, Managing Director, Diamond Management & Technology Consultants, Inc. (global consulting firm) (2001–2009); Directorship: Board of Managers, YMCA of Metropolitan Chicago; formerly: Senior Partner, Arthur Andersen LLP (accounting) (1966–2001); Trustee, Ravinia Festival	82	—
Rebecca W. Rimel (1951) Board Member since 1995	President, Chief Executive Officer and Director, The Pew Charitable Trusts (charitable organization) (1994–present); formerly: Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983–2004); Board Member, Investor Education (charitable organization) (2004–2005); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001–2007); Director, Viasys Health Care[2] (January 2007–June 2007); Trustee, Thomas Jefferson Foundation (charitable organization) (1994–2012)	82	Director, Becton Dickinson and Company[2] (medical technology company) (2012– present); Director, BioTelemetry Inc.[2] (health care) (2009– present)
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation[2] (telecommunications) (November 1989–September 2003); Trustee, Sun Capital Advisers Trust (mutual funds) (1998–2012)	82	—
Jean Gleason Stromberg (1943) Board Member since 1997	Retired. Formerly, Consultant (1997–2001); Director, Financial Markets U.S. Government Accountability Office (1996–1997); Partner, Norton Rose Fulbright, L.L.P. (law firm) (1978–1996); former Directorships: The William and Flora Hewlett Foundation (charitable organization) (2000–2015); Service Source, Inc. (nonprofit), Mutual Fund Directors Forum (2002–2004), American Bar Retirement Association (funding vehicle for retirement plans) (1987–1990 and 1994–1996)	82	—

Officers[4]
Name, Year of Birth, Position with the Fund and Length of Time Served[5]	Business Experience and Directorships During the Past Five Years
Hepsen Uzcan[6] (1974) President and Chief Executive Officer, 2017–present	Managing Director,[3] DWS; Secretary, DWS USA Corporation (since March 2018); Assistant Secretary, DWS Distributors, Inc. (since June 25, 2018); Director and Vice President, DWS Service Company (since June 25, 2018); Assistant Secretary, DWS Investment Management Americas, Inc. (since June 25, 2018); and Director and President, DB Investment Managers, Inc. (since June 25, 2018); formerly: Vice President for the Deutsche funds (2016–2017); Assistant Secretary for the DWS funds (2013–2019)

DWS Tax-Free Money Fund Class S	|	43

Name, Year of Birth, Position with the Fund and Length of Time Served[5]	Business Experience and Directorships During the Past Five Years
John Millette[8] (1962) Vice President and Secretary, 1999–present	Director,[3] DWS; Chief Legal Officer, DWS Investment Management Americas, Inc. (2015–present); and Director and Vice President, DWS Trust Company (2016–present); formerly: Secretary, Deutsche Investment Management Americas Inc. (2015–2017)
Diane Kenneally[8,9] (1966) Chief Financial Officer and Treasurer, since 2018	Director,[3] DWS; formerly: Assistant Treasurer for the DWS funds (2007–2018)
Paul Antosca[8] (1957) Assistant Treasurer, 2007–present	Director,[3] DWS
Sheila Cadogan[8] (1966) Assistant Treasurer, 2017–present	Director,[3] DWS; Director and Vice President, DWS Trust Company (since 2018)
Scott D. Hogan[8] (1970) Chief Compliance Officer, 2016–present	Director,[3] DWS
Caroline Pearson[8] (1962) Chief Legal Officer, 2010–present	Managing Director,[3] DWS; formerly: Secretary, Deutsche AM Distributors, Inc. (2002–2017); and Secretary, Deutsche AM Service Company (2010–2017)
Wayne Salit[7] (1967) Anti-Money Laundering Compliance Officer, 2014–present	Director,[3] Deutsche Bank; and AML Officer, DWS Trust Company; formerly: Managing Director, AML Compliance Officer at BNY Mellon (2011–2014); and Director, AML Compliance Officer at Deutsche Bank (2004–2011)
Ciara Crawford[10] (1984) Assistant Secretary, since February 8, 2019	Associate, DWS (since 2015); previously, Legal Assistant at Accelerated Tax Solutions.

[1]	The length of time served represents the year in which the Board Member joined the board of one or more DWS funds currently overseen by the Board.

[2]	A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

[3]	Executive title, not a board directorship.

[4]

As a result of their respective positions held with the Advisor or its affiliates, these individuals are considered “interested persons” of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the Fund.

[5]	The length of time served represents the year in which the officer was first elected in such capacity for one or more DWS funds.

[6]	Address: 345 Park Avenue, New York, NY 10154.

[7]	Address: 60 Wall Street, New York, NY 10005.

[8]	Address: One International Place, Boston, MA 02110.

[9]	Appointed Treasurer and Chief Financial Officer effective July 2, 2018.

[10]	Address: 5022 Gate Parkway, Suite 400, Jacksonville, FL 32256.

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 728-3337.

44	|	DWS Tax-Free Money Fund Class S

Notes

Notes

Notes

DTFMF-2

(R-027591-8 6/19)

April 30, 2019

Annual Report

to Shareholders

Tax-Free Investment Class

DWS Tax-Exempt Portfolio

(formerly Deutsche Tax-Exempt Portfolio)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s Web site (dws.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank), or if you are a direct investor, by calling (800) 728-3337 or sending an email request to service@dws.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 728-3337 or send an email request to service@dws.com to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with DWS if you invest directly with the Fund.

Contents

3	Portfolio Management Review
7	Portfolio Summary
8	Investment Portfolio
19	Statement of Assets and Liabilities
21	Statement of Operations
22	Statements of Changes in Net Assets
23	Financial Highlights
24	Notes to Financial Statements

32	Report of Independent Registered Public Accounting Firm
34	Information About Your Fund’s Expenses
35	Tax Information
36	Other Information
37	Advisory Agreement Board Considerations and Fee Evaluation
41	Board Members and Officers

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit dws.com. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the Fund may have a significant adverse effect on the share prices of all classes of shares of the Fund. Please read the prospectus for specific details regarding the Fund’s risk profile.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE     MAY LOSE VALUE

NOT A DEPOSIT     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	Tax-Free Investment Class

Portfolio Management Review	(Unaudited)

Market Overview

All performance information below is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Funds’ most recent month-end performance. The 7-day current yield refers to the income paid by the Funds over a 7-day period expressed as an annual percentage rate of each Fund’s shares outstanding. Yields fluctuate and are not guaranteed.

Over the past 12 months ended April 30, 2019, yields across the money market yield curve fluctuated based on the growing U.S. economy and evolving U.S. Federal Reserve (the Fed) statements and actions. In light of continued economic strength and a tight labor market, the Federal Open Market Committee (FOMC) raised short-term rates at its June 2018 meeting. In September, the Fed once again raised rates, with accompanying statements that at the time were viewed as aggressive regarding the prospects for future rate hikes. In December, a number of factors contributed to a considerable increase in financial market volatility and a tightening in overall financial conditions. These factors included statements by the Fed following its December 2018 rate hike. In December, the Fed’s messaging disappointed market watchers because the central bank did not commit to a pause in its rate hikes, despite signs that growth was slowing in some parts of the global economy. Disappointment in the Fed’s statements during the fourth quarter of 2018 coincided with a major correction in the stock markets, an inverted yield curve (often a predictor of economic recession), a widening of credit spreads, apparent difficulties in trade talks with China, and a U.S. government shutdown.

In January, the short-term rate environment underwent a meaningful change: Responding to the significant financial market disruptions that had taken place in late 2018, the Fed pivoted dramatically, taking all of its rate hike forecasts off the table and changing from a hawkish to a neutral (to some observers, even dovish) monetary policy stance. The Fed not only walked backed its projections of fed funds rate increases, but also lowered its U.S. economic growth estimates. Money market participants took the altered short-term rate expectations even further by “pricing in” a Fed rate cut in early 2020. At the end of the 12-month period, the

Tax-Free Investment Class	|	3

market consensus was that in terms of possible short-term rate changes, the Fed would most likely be on hold for the remainder of 2019.

Positive Contributors to Fund Performance

DWS Tax-Exempt Portfolio seeks to provide maximum current income that is exempt from federal income taxes to the extent consistent with stability of capital.

For the DWS Tax Exempt Portfolio, we sought to achieve an attractive yield by implementing a strategic balance of short liquidity instruments, as well as longer-term products. With an increase in market volatility, keeping overweight balances in floating-rate VRDNs (Variable Rate Demand Notes) enabled the Fund to purchase fixed-term commercial paper with maturities of 30 to 90 days, providing what we believe to be attractive yield. (The interest rate of variable rate securities adjusts periodically based on indices such as the Securities Industry and Financial Market Association Index of Variable Rate Demand Notes. Because the interest rates of these instruments adjust as market conditions change, they provide flexibility in an uncertain interest rate environment.)

Negative Contributors to Fund Performance

The types of securities that we invested in tended to have lower yields than issues carrying more risk. We preferred to be cautious during a time of market uncertainty. In the end this may have cost the Fund some yield, but we believe that this represented a prudent approach to preserving principal.

Outlook and Positioning

We are cautious regarding current U.S. economic policy, the global geopolitical situation, and the agenda on trade that the administration is pursuing. However, we believe that the economy can continue to expand, though with a possible slowdown later this year or early in 2020. For now we are positioning the Fund for continued growth. With no Fed rate hikes projected in the coming months, we plan to continue our current portfolio strategy until there is a significant shift in the market environment.

We continue our insistence on what we believe to be the highest credit quality within the Fund. We also plan to maintain what we believe to be

4	|	Tax-Free Investment Class

our conservative investment strategies and standards under the current market conditions. We continue to apply what we believe to be a careful approach to investing on behalf of the Fund and to seek competitive yield for our shareholders.

Fund Performance (as of April 30, 2019)

Performance is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

7-Day Current Yield
Tax-Free Investment Class	1.61%*
Equivalent Taxable Yield	2.48%**

Yields are historical, will fluctuate and do not guarantee future performance. The 7-day current yield refers to the income paid by the Fund over a 7-day period expressed as an annual percentage rate of the Fund’s shares outstanding. For the most current yield information, visit our Web site at dws.com.

*	The 7-Day Current Yield would have been 1.42%, had certain expenses not been reduced.

**

The equivalent taxable yield allows you to compare with the performance of taxable money market funds. For the DWS Tax-Exempt Portfolio, the equivalent taxable yield is based upon the marginal income tax rate of 40.8%. Income may be subject to local taxes and, for some investors, the alternative minimum tax.

Portfolio Management Team

A group of investment professionals is responsible for the day-to-day management of the Fund. These investment professionals have a broad range of experience managing money market funds.

The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.

Tax-Free Investment Class	|	5

Terms to Know

The yield curve is a graphical representation of how yields on bonds of different maturities compare. Normally, yield curves slant up, as bonds with longer maturities typically offer higher yields than short-term bonds.

Floating-rate securities are debt instruments with floating-rate coupons that generally reset every 30 to 90 days. While floating-rate securities are senior to equity and fixed-income securities, there is no guaranteed return of principal in case of default. Floating-rate issues often have less interest-rate risk than other fixed-income investments. Floating-rate securities are most often secured assets, generally senior to a company’s secured debt, and can be transferred to debt holders, resulting in potential downside risk.

6	|	Tax-Free Investment Class

Portfolio Summary	(Unaudited)

DWS Tax-Exempt Portfolio

Asset Allocation (As a % of Investment Portfolio)	4/30/19	4/30/18
Municipal Investments
Municipal Variable Rate Demand Notes	62%	49%
Tax-Exempt Commercial Paper	17%	17%
Municipal Bonds and Notes	11%	20%
Municipal Floating-Rate Notes	5%	5%
Preferred Shares of Closed-End Investment Companies	5%	9%
	100%	100%

Weighted Average Maturity	4/30/19	4/30/18
Cash Account Trust — DWS Tax-Exempt Portfolio	13 days	26 days
National Tax-Free Retail Money Fund Average*	19 days	19 days

*

The Fund is compared to its respective iMoneyNet Category: National Tax-Free Retail Money Fund Average — Category consists of all national tax-free and municipal retail funds. Portfolio holdings of tax-free funds include Rated and Unrated Demand Notes, Rated and Unrated General Market Notes; Commercial Paper; Put Bonds; AMT Paper and Other Tax-Free Holdings.

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s holdings, see pages 8–18. A quarterly Fact Sheet is available on dws.com or upon request.

Tax-Free Investment Class	|	7

Investment Portfolio	as of April 30, 2019

	Principal Amount ($)	Value ($)
Municipal Investments 94.8%
Alabama 0.5%
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone, Hunt Refining Project, Series I, 144A, 2.33%*, 5/7/2019, LOC: Bank of Nova Scotia	1,600,000	1,600,000

Alaska 0.5%
Alaska, State Industrial Development & Export Authority Revenue, Series B, 2.3%*, 5/1/2019, LOC: Bank Tokyo-Mitsubishi UFJ	1,500,000	1,500,000

Arizona 1.5%

Arizona, State Health Facilities Authority Revenue, Dignity Health, Series A, 2.15%*, 5/7/2019, LOC: JPMorgan Chase Bank NA	215,000	215,000

Arizona, State Health Facilities Authority, Banner Health, Series G, 2.42%*, 5/7/2019, LOC: Wells Fargo Bank NA	285,000	285,000

Maricopa County, AZ, Industrial Development Authority, Multi-Family Housing Revenue, Sani Angelin Apartments Project, Series A, AMT, 2.5%*, 5/7/2019, LIQ: Fannie Mae, LOC: Fannie Mae	240,000	240,000

Maricopa County, AZ, Industrial Development Authority, Multi-Family Housing Revenue, Sanitary Clemente Apartments Project, Series A, AMT, 2.45%*, 5/7/2019, LIQ: Fannie Mae, LOC: Fannie Mae	810,000	810,000

Maricopa County, AZ, Industrial Development Authority, Multi-Family Housing Revenue, Sanitary Fernando Apartments Project, Series A, AMT, 2.45%*, 5/7/2019, LIQ: Fannie Mae, LOC: Fannie Mae	445,000	445,000

Pima County, AZ, Industrial Development Authority, Multi-Family Housing Revenue, Eastside PL Apartments, 2.4%*, 5/7/2019, LIQ: Fannie Mae, LOC: Fannie Mae	1,350,000	1,350,000

Pima County, AZ, Industrial Development Authority, Series A, 2.4%*, 5/7/2019, LOC: Federal Home Loan Bank	950,000	950,000

		4,295,000

Arkansas 3.1%

Little Rock, AR, Metrocentere Improvement District No.1, Little Rock Newspapers, Inc., 2.3%*, 5/1/2019, LOC: JPMorgan Chase Bank NA	2,500,000	2,500,000

Lowell, AR, Industrial Development Revenue, Little Rock Newspapers Project, AMT, 2.53%*, 5/7/2019, LOC: JPMorgan Chase Bank NA	6,500,000	6,500,000

		9,000,000

The accompanying notes are an integral part of the financial statements.

8	|	Tax-Free Investment Class

	Principal Amount ($)	Value ($)
California 3.3%

California, Statewide Community Development Authority, Series B-5, 1.77%, 8/7/2019	6,250,000	6,250,000

California, Wells Fargo Stage Trust Various States, Series 94C, 144A, AMT, MUNIPSA + 0.340%, 2.64%**, Mandatory Put 7/24/2019 @ 100, 5/1/2030, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	2,500,000	2,500,000

Los Angeles, CA, Municipal Improvement Corp., Series A-1, TECP, 1.66%, 5/30/2019	1,000,000	1,000,000

		9,750,000

Colorado 4.5%

Colorado, State Education Loan Program, Series A, 5.0%, 6/27/2019	12,500,000	12,566,113

Colorado, State Housing & Finance Authority, Series I - AA2, 2.45%*, 5/7/2019, LOC: Sumitomo Mitsui Banking	500,000	500,000

		13,066,113

Connecticut 0.4%
Connecticut, Tender Option Bond Trust, Series 2018-XG0204, 2.33%*, 5/7/2019, LIQ: Barclays Bank PLC	1,135,000	1,135,000

District of Columbia 0.3%

District of Columbia, Georgetown University Revenue, Series C-1, 2.32%*, 5/7/2019, LOC: Sumitomo Mitsui Banking	420,000	420,000

District of Columbia, Metropolitan Airport Authority Systems Revenue, Series C-1, AMT, 2.35%*, 5/7/2019, LOC: Sumitomo Mitsui Banking	450,000	450,000

		870,000

Florida 10.3%

Gainesville, FL, General Obligation Notes, Series C, TECP, 1.7%, 5/6/2019	2,000,000	2,000,000

Gainesville, FL, Industrial Development Revenue, Gainesville Hillel, Inc. Project, 2.15%*, 5/7/2019, LOC: Northern Trust Company	4,150,000	4,150,000

Gainesville, FL, General Obligation Notes:

Series C, TECP, 1.69%, 5/2/2019	11,000,000	11,000,000

Series A, TECP, 1.83%, 6/3/2019	5,500,000	5,500,000

Miami-dade County, FL, Seaport Revenue, Series A, 2.3%*, 5/7/2019, LOC: PNC Bank NA	925,000	925,000

Palm Beach County, FL, Henry Morrison Flagler Project Revenue, 2.4%*, 5/7/2019, LOC: Northern Trust Company	1,300,000	1,300,000

Sarasota County, FL, State Revenue Planned Parenthood, Inc. Project, 2.4%*, 5/7/2019, LOC: BMO Harris Bank NA	5,230,000	5,230,000

		30,105,000

The accompanying notes are an integral part of the financial statements.

Tax-Free Investment Class	|	9

	Principal Amount ($)	Value ($)
Georgia 7.2%

Atlanta City, GA, Second Lien Airport Passanger Facility Charge & Third Lien Airport General Revenue, Series 2016 H-3, TECP, 2.05%, 5/31/2019	200,000	200,000

Atlanta City, GA, Airport General Revenue, Series 2016 H-1, TECP, 2.05%, 5/31/2019	230,000	230,000

Atlanta City, GA, Second Lien Airport Passanger Facility Charge & Third Lien Airport General Revenue, Series H-3:

TECP, 1.83%, 5/31/2019	137,000	137,000

TECP, 1.9%, 5/31/2019	234,000	234,000

City of Atlanta, GA, Airport General Revenue:

Series F-3, TECP, 1.95%, 7/2/2019	200,000	200,000

Series-F-1, TECP, 1.95%, 7/2/2019	200,000	200,000

Georgia, General Obligation Notes, Series 85-A, TECP, 1.78%, 6/5/2019	12,500,000	12,500,000

Georgia, Tender Option Bond Trust Receipts, Series 2018-XF0709, 144A, 2.4%*, 5/7/2019, LIQ: JPMorgan Chase Bank NA	6,800,000	6,800,000

Monroe County, GA, Development Authority Pollution Control Revenue, Oglethorpe Power Corp., Series A, 2.34%*, 5/7/2019, LOC: Bank of Montreal	450,000	450,000

		20,951,000

Idaho 1.7%
Idaho, State Health Facilities Authority, Hospital Revenue, Trinity Health Credit Group, Series ID, 1.7%**, 12/1/2048	5,000,000	5,000,000

Illinois 10.3%

Channahon, IL, Morris Hospital Revenue, 2.31%*, 5/7/2019, LOC: U.S. Bank NA	4,005,000	4,005,000

Illinois, Educational Facilities Authority, Chicago Zoological Society, Series B, 2.4%*, 5/7/2019, LOC: Northern Trust Company	3,955,000	3,955,000

Illinois, Southwestern Development Authority Solid Waste Disposal Revenue, Waste Management, Inc., Project, AMT, 2.35%*, 5/7/2019, LOC: JPMorgan Chase Bank NA	400,000	400,000

Illinois, State Development Finance Authority, Chicago Horticultural, 2.3%*, 5/7/2019, LOC: BMO Harris Bank NA	2,600,000	2,600,000

Illinois, State Development Finance Authority, Ignatius College Project, 2.37%*, 5/7/2019, LOC: PNC Bank NA	2,000,000	2,000,000

Illinois, State Development Finance Authority, Industrial Development Revenue, Series A, AMT, 2.37%*, 5/7/2019, LOC: BMO Harris Bank NA	565,000	565,000

Illinois, State Development Finance Authority, Jewish Council Youth Services, 2.31%*, 5/7/2019, LOC: BMO Harris Bank NA	1,400,000	1,400,000

The accompanying notes are an integral part of the financial statements.

10	|	Tax-Free Investment Class

	Principal Amount ($)	Value ($)

Illinois, State Development Finance Authority, St. Ignatius College Preparatory, 2.37%*, 5/7/2019, LOC: PNC Bank NA	3,850,000	3,850,000

Illinois, State Development Finance Authority, YMCA Metropolitan Chicago Project, 2.15%*, 5/7/2019, LOC: BMO Harris Bank NA	1,000,000	1,000,000

Illinois, State Educational Facilities Authority Revenue, The Adler Planetarium, 2.26%*, 5/7/2019, LOC: PNC Bank NA	1,100,000	1,100,000

Illinois, State Educational Facilities Authority, National Louis University, Series B, 2.3%*, 5/7/2019, LOC: JPMorgan Chase Bank NA	190,000	190,000

Illinois, State Finance Authority Revenue, North Park University Project, 2.15%*, 5/7/2019, LOC: U.S. Bank NA	1,900,000	1,900,000

Illinois, State Finance Authority Revenue, Uhlich Children’s Advantage Network, 2.31%*, 5/7/2019, LOC: U.S. Bank NA	1,885,000	1,885,000

Illinois, State Housing Development Authority, Multi-Family Housing Revenue, 2.44%*, 5/7/2019, LIQ: Freddie Mac, LOC: Freddie Mac	4,325,000	4,325,000

University of Illinois:

2.15%*, 5/7/2019, LOC: JPMorgan Chase Bank NA	330,000	330,000

2.42%*, 5/7/2019, LOC: Wells Fargo Bank NA	425,000	425,000

		29,930,000

Indiana 2.6%

Elkhart County, IN, Multy-Family Revenue, Ashton Pines Apartments, Series A, 2.35%*, 5/7/2019, LOC: Federal Home Loan Bank	500,000	500,000

Indiana, State Finance Authority, Health Systems Revenue, Sisters of St. Francis Health, Series F, 2.32%*, 5/7/2019, LOC: Bank of NY Mellon	2,900,000	2,900,000

Rockport, IN, Pollution Control Revenue, AEP Generating Co., Series B, 2.42%*, 5/7/2019, LOC: Bank Tokyo-Mitsubishi UFJ	4,175,000	4,175,000

		7,575,000

Iowa 1.1%

Iowa, State Finance Authority Midwestern Disaster Area Revenue, 2.35%*, 5/7/2019	405,000	405,000

Iowa, State Finance Authority, Economic Development Revenue, Series A, 2.34%*, 5/7/2019	300,000	300,000

Iowa, State Finance Authority, Single Family Mortgage Revenue, Mortgage Backed Securities Program:

Series D, 2.34%*, 5/7/2019, SPA: Federal Home Loan Bank	1,550,000	1,550,000

Series E, 2.34%*, 5/7/2019, SPA: Federal Home Loan Bank	855,000	855,000

		3,110,000

The accompanying notes are an integral part of the financial statements.

Tax-Free Investment Class	|	11

	Principal Amount ($)	Value ($)
Kansas 0.3%
Olathe, KS, Industrial Revenue, Multi Modal Diamant Boart, Series A, AMT, 2.46%*, 5/7/2019, LOC: Svenska Handelsbanken	1,000,000	1,000,000
Kentucky 0.7%

Boone County, KY, Pollution Control Revenue, Duke Energy Kentucky, Inc., 2.37%*, 5/7/2019, LOC: Sumitomo Mitsui Banking	300,000	300,000

Louisville & Jefferson County, KY, Regional Airport Authority, UPS Worldwide Forwarding, Series C, AMT, 2.34%*, 5/1/2019	1,800,000	1,800,000

		2,100,000

Louisiana 0.2%
Louisiana, State Housing Finance Agency, Centerbury House Apartments, 2.31%*, 5/7/2019, LOC: Fannie Mae	550,000	550,000

Maryland 0.2%
Maryland, State Health & Higher Educational Facilities Authority Revenue, Gaudenzia Foundation, 2.37%*, 5/7/2019, LOC: PNC Bank NA	500,000	500,000

Massachusetts 2.1%

Massachusetts, Tender Option Bond Trust Receipts, Series 2015-XF2203, 144A, 2.32%*, 5/7/2019, LIQ: Citibank NA	2,300,000	2,300,000

Massachusetts, University of Massachusetts, Building Authority Revenue, Series 2, MUNIPSA + 0.300%, 2.6%**, 11/1/2034	3,900,000	3,900,000

		6,200,000

Michigan 1.8%

Michigan, Kent Hospital Finance Authority Revenue, Spectrum Health System, Series C, 2.4%*, 5/7/2019, LOC: Bank of NY Mellon	290,000	290,000

University of Michigan, General Obligation Notes, Series K-1, TECP, 1.83%, 6/3/2019	5,000,000	5,000,000

		5,290,000

Mississippi 3.3%

Mississippi, State Business Finance Commission, Gulf Opportunity Zone, Chevron U.S.A., Inc.:

Series F, 2.3%*, 5/7/2019, GTY: Chevron Corp.	50,000	50,000

Series A, 2.44%*, 5/7/2019, GTY: Chevron Corp.	9,505,000	9,505,000

Series B, 2.44%*, 5/7/2019, GTY: Chevron Corp.	200,000	200,000

		9,755,000

The accompanying notes are an integral part of the financial statements.

12	|	Tax-Free Investment Class

	Principal Amount ($)	Value ($)
Missouri 1.1%

Missouri, Tender Option Bond Trust Receipts, Series 2015-XF2198, 144A, 2.33%*, 5/7/2019, LIQ: Citibank NA	2,660,000	2,660,000

St. Louis County, MO, Industrial Development Authority, Educational Whitefield School, Inc., Series B, 2.4%*, 5/7/2019, LOC: U.S. Bank NA	450,000	450,000

		3,110,000

Nevada 2.7%

Clark County, NV, Airport Systems Revenue, Series D-1, 2.4%*, 5/7/2019, LOC: Sumitomo Mitsui Banking	6,755,000	6,755,000

Nevada, State Housing Division, Sonoma Palms LP, AMT, 2.32%*, 5/7/2019, LIQ: Fannie Mae, LOC: Fannie Mae	1,100,000	1,100,000

		7,855,000

New York 5.1%

New York, State Energy Research & Development Authority Facilities Revenue, Consolidated Edison Co., Series C-2, AMT, 2.45%*, 5/7/2019, LOC: Mizuho Bank Ltd.	690,000	690,000

New York, State Thruway Authority Revenue, Series 2016-XF2345, 144A, 2.33%*, 5/7/2019, LIQ: Credit Suisse	1,865,000	1,865,000

New York City, NY, Industrial Development Agency, Civic Facility Revenue, Jamaica First Parking LLC Project, 2.32%*, 5/7/2019, LOC: TD Bank NA	1,185,000	1,185,000

New York City, NY, Municipal Finance Authority, Water & Sewer Systems Revenue, Series F-2, 2.13%*, 5/7/2019, SPA: JPMorgan Chase Bank NA	3,470,000	3,470,000

New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Second Generation Resolution, Series BB-1, 2.38%*, 5/7/2019, SPA: IND & Commercial Bank of China BA	5,750,000	5,750,000

New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Series A-2A, 2.3%*, 5/2/2019, LOC: Bank Tokyo-Mitsubishi UFJ	825,000	825,000

New York, NY, General Obligation, Series J-6, 2.32%*, 5/1/2019, LOC: Landesbank Hessen-Thuringen	830,000	830,000

New York, NY, State General Obligation, Series A-3, 2.31%*, 5/1/2019, SPA: Landesbank Hessen-Thuringen	175,000	175,000

Westchester County, NY, Industrial Development Agency, Civic Facility Revenue, Jewish Project, 2.3%*, 5/7/2019, LOC: JPMorgan Chase Bank NA	100,000	100,000

		14,890,000

North Carolina 0.9%
North Carolina, State Capital Facilities Finance Agency Student Revenue, Housing NCA&T University Foundation Project, Series B, 2.37%*, 5/7/2019, INS: AGC, LOC: PNC Bank NA	2,575,000	2,575,000

The accompanying notes are an integral part of the financial statements.

Tax-Free Investment Class	|	13

	Principal Amount ($)	Value ($)
Ohio 6.6%

Cuyahoga County, OH, Health Care Facilities Revenue, AM McGregor Home Project, 2.38%*, 5/7/2019, LOC: Northern Trust Company	12,400,000	12,400,000

Franklin County, OH, Trinity Health Credit Group, 1.7%**, 12/1/2046	5,000,000	5,000,000

Hamilton County, OH, Economic Development Revenue, St Xavier High School Project, 2.37%*, 5/7/2019, LOC: PNC Bank NA	1,695,000	1,695,000

		19,095,000

Oklahoma 1.3%
Oklahoma, Tender Option Bond Trust Floaters, Series 2018-XM0708, 144A, AMT, 2.48%*, 5/7/2019, LIQ: JPMorgan Chase Bank NA	3,750,000	3,750,000

Pennsylvania 4.4%

Butler County, PA, General Authority Revenue, School District Project, 2.37%*, 5/7/2019, LOC: PNC Bank NA	1,500,000	1,500,000

Lancaster, PA, Industrial Development Authority, Willow Valley Retirement, Series C, 2.37%*, 5/7/2019, LOC: PNC Bank NA	2,500,000	2,500,000

Pennsylvania, State Economic Development Financing Authority Revenue, Hawley Silk Mill LLC, Recovery Zone Facility, Series A1, 2.39%*, 5/7/2019, LOC: PNC Bank NA	300,000	300,000

Pennsylvania, Tender Option Bond Trust, Series 2019-ZF2779, 2.33%*, 5/7/2019, LIQ: Barclays Bank PLC	1,500,000	1,500,000

Philadelphia, PA, Airport Revenue, Series B-2, TECP, 1.72%, 5/31/2019	7,000,000	7,000,000

		12,800,000

Rhode Island 0.2%
Rhode Island, State Health & Educational Building Corp., Higher Education Facility Revenue, Roger Williams University, Series A, 2.18%*, 5/7/2019, LOC: U.S. Bank NA	520,000	520,000

South Carolina 0.1%
North Charleston, SC, Certificates of Participation, 2.26%*, 5/7/2019, LOC: Bank of America NA	355,000	355,000

South Dakota 0.7%

South Dakota, State Health & Educational Facilities Authority, Sioux Valley Hospital & Health:

Series B, 2.15%*, 5/7/2019, LOC: U.S. Bank NA	425,000	425,000

Series C, 2.15%*, 5/7/2019, LOC: U.S. Bank NA	1,485,000	1,485,000

		1,910,000

The accompanying notes are an integral part of the financial statements.

14	|	Tax-Free Investment Class

	Principal Amount ($)	Value ($)
Tennessee 0.3%

Loudon, TN, Industrial Development Board, Pollution Control Revenue, 2.4%*, 5/7/2019, LOC: Citibank NA	300,000	300,000

Shelby County, TN, Health Educational & Housing Facilities Board, Multi-Family Housing Revenue, 2.4%*, 5/7/2019, LIQ: Fannie Mae, LOC: Fannie Mae	600,000	600,000

		900,000

Texas 7.7%

Austin, TX, Water & Wastewater Systems Revenue, 2.32%*, 5/7/2019, LOC: Barclays Bank PLC	2,225,000	2,225,000

Harris County, TX, Houston Port Authority:

1.66%, 5/16/2019	3,600,000	3,600,000

1.74%, 6/6/2019	205,000	205,000

1.8%, 6/6/2019	5,500,000	5,500,000

Houston, TX, Utility Systems Revenue, First Lien, Series B-5, 2.32%*, 5/7/2019, LOC: Wells Fargo Bank NA	590,000	590,000

Houston, TX, General Obligation Notes, Series E-1, TECP, 1.71%, 6/25/2019	2,000,000	2,000,000

Tarrant County, TX, Cultural Educational Facilities Finance Corp. Revenue, Christus Health Obligated Group, Series C-2, 2.4%*, 5/7/2019, LOC: Bank of NY Mellon	850,000	850,000

Tarrant County, TX, Housing Finance Corp., Multifamily Housing Gateway Apartments, 2.4%*, 5/7/2019, LIQ: Fannie Mae, LOC: Fannie Mae	375,000	375,000

Texas, State Variable Veternas:

Series B, 2.15%*, 5/7/2019, SPA: Federal Home Loan Bank	490,000	490,000

Series C, 2.44%*, 5/7/2019, SPA: Landesbank Hessen-Thuringen	445,000	445,000

Texas, Tender Option Bond Trust Receipts, Series 2015-XF2201, 144A, 2.33%*, 5/7/2019, LIQ: Citibank NA	3,100,000	3,100,000

Texas State, Tax & Revenue Anticipation Notes, 4.0%, 8/29/2019	3,000,000	3,019,647

		22,399,647

Vermont 0.1%
Vermont, State Educational & Health Buildings Financing Agency Revenue, Hospital Fletcher Allen, Series A, 2.39%*, 5/7/2019, LOC: TD Bank North NA	400,000	400,000

Virginia 0.4%

Loudoun County, VA, Industrial Development Authority Revenue, Jack Kent Cooke Foundation Project, 2.3%*, 5/7/2019, LOC: Northern Trust Company	650,000	650,000

The accompanying notes are an integral part of the financial statements.

Tax-Free Investment Class	|	15

	Principal Amount ($)	Value ($)

Salem, VA, Industrial Development Authority, Multi-Family Housing Revenue, Oak Park Apartments Project, 2.3%*, 5/7/2019, LIQ: Fannie Mae, LOC: Fannie Mae	535,000	535,000

		1,185,000

Washington 0.8%

King County, WA, Sewer Revenue, Junior Lien, Series A, 2.4%*, 5/7/2019, LOC: Landesbank Hessen-Thuringen	530,000	530,000

Olympia, WA, Economic Development Corp., Spring Air Northwest Project, AMT, 2.38%*, 5/7/2019, LOC: U.S. Bank NA	960,000	960,000

Washington, State Housing Finance Commission, Panorma City Project, 2.4%*, 5/7/2019, LOC: Wells Fargo Bank NA	490,000	490,000

Washington, State Housing Finance Commission, Vintage of Central Airports Project, 2.42%*, 5/7/2019, LIQ: Freddie Mac, LOC: Freddie Mac	325,000	325,000

		2,305,000

Wisconsin 3.9%

Wisconsin, Whitewater Community Development Authority, Housing Preservation, 2.31%*, 5/7/2019, LOC: BMO Harris Bank NA	7,455,000	7,455,000

Wisconsin, State General Obligation, Series 05-A, TECP, 1.77%, 6/6/2019	1,800,000	1,800,000

Wisconsin, State Health & Education Facilities Authority, Ascension Health Alliance Senor Group, Series B-2, 4.0%*, 11/15/2043	1,545,000	1,547,870

Wisconsin, State Health & Educational Facilities Authority Revenue, Mequon Jewish Project, 2.4%*, 5/7/2019, LOC: JPMorgan Chase Bank NA	475,000	475,000

		11,277,870

Other 2.6%

Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:

“A”, Series MO27, 2.32%*, 5/7/2019, LIQ: Freddie Mac	2,815,000	2,815,000

“A”, Series M031, 2.33%*, 5/7/2019, LIQ: Freddie Mac	2,960,000	2,960,000

Series M033, 2.33%*, 5/7/2019, LIQ: Freddie Mac	815,000	815,000

“A”, Series M015, AMT, 2.35%*, 5/7/2019, LIQ: Freddie Mac	1,065,000	1,065,000

		7,655,000
Total Municipal Investments (Cost $276,264,630)		276,264,630

The accompanying notes are an integral part of the financial statements.

16	|	Tax-Free Investment Class

	Principal Amount ($)	Value ($)
Preferred Shares of Closed-End Investment Companies 4.8%
California

California, Nuveen Dividend Advantage Municipal Fund, Series 1-1362, 144A, AMT, 2.43%*, 5/7/2019, LIQ: Societe Generale	9,000,000	9,000,000

California, Nuveen Dividend Advantage Municipal Fund, Series 6, 144A, AMT, 2.43%*, 5/7/2019, LIQ: Citibank NA	1,500,000	1,500,000

California, Nuveen Quality Municipal Income Fund, Series 7, 144A, AMT, 2.44%*, 5/7/2019, LIQ: Royal Bank of Canada	3,500,000	3,500,000

Total Preferred Shares of Closed-End Investment Companies (Cost $14,000,000)		14,000,000

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $290,264,630)	99.6	290,264,630
Other Assets and Liabilities, Net	0.4	1,284,563

Net Assets	100.0	291,549,193

*

Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder at any time, and are shown at their current rates as of April 30, 2019. Date shown reflects the earlier of demand date or stated maturity date.

**	Floating rate security. These securities are shown at their current rate as of April 30, 2019.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGC: Assured Guaranty Corp.

AMT: Subject to alternative minimum tax.

GTY: Guaranty Agreement

LIQ: Liquidity Facility

LOC: Letter of Credit

MUNIPSA: SIFMA Municipal Swap Index Yield

SPA: Standby Bond Purchase Agreement

TECP: Tax Exempt Commercial Paper

The accompanying notes are an integral part of the financial statements.

Tax-Free Investment Class	|	17

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of April 30, 2019 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$276,264,630	$—	$276,264,630
Preferred Shares of Closed-End Investment Companies	—	14,000,000	—	14,000,000
Total	$—	$290,264,630	$—	$290,264,630

(a)	See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

18	|	Tax-Free Investment Class

Statement of Assets and Liabilities

as of April 30, 2019

Assets	DWS Tax-Exempt Portfolio
Investments in securities, valued at amortized cost	$290,264,630
Cash	17,977
Receivable for investments sold	200,000
Receivable for Fund shares sold	186,784
Interest receivable	1,254,804
Other assets	58,489
Total assets	291,982,684

Liabilities
Payable for Fund shares redeemed	158,192
Distributions payable	59,128
Accrued Trustees’ fees	4,011
Other accrued expenses and payables	212,160
Total liabilities	433,491
Net assets, at value	$291,549,193

Net Assets Consist of
Distributable earnings (loss)	(50,568)
Paid-in capital	291,599,761
Net assets, at value	$291,549,193

The accompanying notes are an integral part of the financial statements.

Tax-Free Investment Class	|	19

Statement of Assets and Liabilities as of April 30, 2019 (continued)

Net Asset Value	DWS Tax-Exempt Portfolio

DWS Tax-Exempt Cash Premier Shares

Net Asset Value, offering and redemption price per share ($49,478,536 ÷ 49,454,148 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Exempt Money Fund

Net Asset Value, offering and redemption price per share ($124,352,933 ÷ 124,291,658 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Free Money Fund Class S

Net Asset Value, offering and redemption price per share ($51,658,888 ÷ 51,633,423 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares

Net Asset Value, offering and redemption price per share ($13,841,671 ÷ 13,834,843 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Exempt Cash Managed Shares

Net Asset Value, offering and redemption price per share ($45,759,204 ÷ 45,736,619 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Free Investment Class

Net Asset Value, offering and redemption price per share ($6,457,961 ÷ 6,454,777 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

20	|	Tax-Free Investment Class

Statement of Operations

for the year ended April 30, 2019

Investment Income	DWS Tax-Exempt Portfolio

Income:

Interest	$4,696,916
Expenses:

Management fee	231,341
Administration fee	303,403
Services to shareholders	218,706
Distribution and service fees	260,297
Custodian fee	11,040
Professional fees	119,852
Reports to shareholders	114,292
Registration fees	123,397
Trustees’ fees and expenses	14,414
Other	68,666
Total expenses before expense reductions	1,465,408
Expense reductions	(447,709)
Total expenses after expense reductions	1,017,699
Net investment income	3,679,217
Net realized gain (loss) from investments	16,792
Net increase (decrease) in net assets resulting from operations	$3,696,009

The accompanying notes are an integral part of the financial statements.

Tax-Free Investment Class	|	21

Statements of Changes in Net Assets

	DWS Tax-Exempt Portfolio
	Years Ended April 30,
Increase (Decrease) in Net Assets	2019	2018

Operations:

Net investment income	$3,679,217	$2,423,950
Net realized gain (loss)	16,792	2,158
Net increase in net assets resulting from operations	3,696,009	2,426,108
Distributions to shareholders:

DWS Tax-Exempt Cash Premier Shares	(554,487)	(430,286)
DWS Tax-Exempt Money Fund	(1,689,303)	(1,163,840)
DWS Tax-Free Money Fund Class S	(640,705)	(413,013)
Service Shares	(115,693)	(36,384)
Tax-Exempt Cash Managed Shares	(607,973)	(364,721)
Tax-Free Investment Class	(58,355)	(28,399)
Total distributions	(3,666,516)	(2,436,643)*
Fund share transactions:

Proceeds from shares sold	459,762,725	550,268,409
Reinvestment of distributions	2,971,761	1,998,663
Payments for shares redeemed	(485,955,370)	(576,644,724)
Net increase (decrease) in net assets from Fund share transactions	(23,220,884)	(24,377,652)
Increase (decrease) in net assets	(23,191,391)	(24,388,187)
Net assets at beginning of period	314,740,584	339,128,771

Net assets at end of period	$291,549,193	$314,740,584 **

*	Includes distributions from net investment income.

**	Includes distributions in excess of net investment income of $47,775

The accompanying notes are an integral part of the financial statements.

22	|	Tax-Free Investment Class

Financial Highlights

DWS Tax-Exempt Portfolio

Tax-Free Investment Class

	Years Ended April 30,
	2019	2018	2017		2016		2015

Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00		$1.00		$1.00
Income (loss) from investment operations:

Net investment income	.010	.004	.001		.000	*	.000	*
Net realized gain (loss)	.000 *	.000 *	(.000	)*	.000	*	.000	*
Total from investment operations	.010	.004	.001		.000	*	.000	*
Less distributions from:

Net investment income	(.010)	(.004)	(.001)		(.000	)*	(.000	)*
Net realized gains	—	—	(.000	)*	(.000	)*	(.000	)*
Total distributions	(.010)	(.004)	(.001)		(.000	)*	(.000	)*
Net asset value, end of period	$1.00	$1.00	$1.00		$1.00		$1.00
Total Return (%)[a]	.96	.45	.13		.02		.03

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	6	6	9		239		263
Ratio of expenses before expense reductions (%)	.74	.72	.66		.66		.64
Ratio of expenses after expense reductions (%)	.59	.63	.49		.14		.10
Ratio of net investment income (%)	.96	.39	.02		.01		.01

[a]	Total return would have been lower had certain expenses not been reduced.

*	Amount is less than $.0005.

The accompanying notes are an integral part of the financial statements.

Tax-Free Investment Class	|	23

Notes to Financial Statements

A. Organization and Significant Accounting Policies

Cash Account Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust.

The Trust offers two funds: DWS Government & Agency Securities Portfolio (formerly Deutsche Government & Agency Securities Portfolio) and DWS Tax-Exempt Portfolio (formerly Deutsche Tax-Exempt Portfolio). These financial statements report on DWS Tax-Exempt Portfolio (the “Fund”).

DWS Tax-Exempt Portfolio offers six classes of shares: DWS Tax-Exempt Cash Premier Shares (formerly Deutsche Tax-Exempt Cash Premier Shares), DWS Tax-Exempt Money Fund (formerly Deutsche Tax-Exempt Money Fund), DWS Tax-Free Money Fund Class S (formerly Deutsche Tax-Free Money Fund Class S), Service Shares, Tax-Exempt Cash Managed Shares and Tax-Free Investment Class.

The financial highlights for all classes of shares, other than Tax-Free Investment Class, are provided separately and are available upon request.

The Fund’s investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

In October 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements in Securities Act Release No. 33-10532, Disclosure Update and Simplification, which is intended to facilitate the disclosure of information to investors and simplify compliance without significantly altering the total mix of information provided to investors. Effective with the current reporting period, the

24	|	Tax-Free Investment Class

Fund adopted the amendments with the impacts being that the Fund is no longer required to present components of distributable earnings on the Statement of Assets and Liabilities or the sources of distributable earnings and the amount of undistributed net investment income on the Statements of Changes in Net Assets.

Security Valuation. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

At April 30, 2019, the Fund had a net tax basis capital loss carryforward of approximately $15,000, which may be applied against any realized net taxable capital gains indefinitely.

The Fund has reviewed the tax positions for the open tax years as of April 30, 2019 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Tax-Free Investment Class	|	25

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no book-to-tax differences for the Fund.

At April 30, 2019, the Fund’s components of distributable earnings (accumulated losses) on a tax basis are as follows:

DWS Tax-Exempt Portfolio:

Undistributed tax-exempt income	$24,054
Capital loss carryforwards	$(15,000)

At April 30, 2019, DWS Tax-Exempt Portfolio had an aggregate cost of investments for federal income tax purposes of $290,264,630.

In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:

	Years Ended April 30,
Portfolio	2019	2018
DWS Tax-Exempt Portfolio:
Distributions from tax-exempt income	$3,666,516	$2,436,643

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under an Amended and Restated Investment Management Agreement with DWS Investment Management Americas, Inc. (formerly Deutsche Investment Management Americas Inc.) (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and

26	|	Tax-Free Investment Class

restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

The monthly management fee for the Fund is computed based on the combined average daily net assets of the two funds of the Trust and allocated to the Fund based on its relative net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $500 million of the Funds’ combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

Accordingly, for the year ended April 30, 2019, the fee pursuant to the Investment Management Agreement on DWS Tax-Exempt Portfolio was equivalent to an annual rate (exclusive of any applicable waivers/reimbursements) of 0.08% of the Fund’s average daily net assets.

For the period from May 1, 2018 through September 30, 2019, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Tax-Free Investment Class to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.72%.

In addition, the Advisor has agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on Tax-Free Investment Class Shares.

In addition, the Advisor has also agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes’ annual reports that are provided separately and are available upon request.

For the year ended April 30, 2019, fees waived and/or expenses reimbursed for each class are as follows:

DWS Tax-Exempt Cash Premier Shares	$57,460
DWS Tax-Exempt Money Fund	202,120
DWS Tax-Free Money Fund Class S	68,543
Service Shares	35,522
Tax-Exempt Cash Managed Shares	75,471
Tax-Free Investment Class	8,593
$447,709

Tax-Free Investment Class	|	27

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.10% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the year ended April 30, 2019, the Administration Fee was as follows:

Fund	Administration Fee	Unpaid at April 30, 2019
DWS Tax-Exempt Portfolio	$303,403	$23,594

Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the year ended April 30, 2019, the amounts charged to the Fund by DSC were as follows:

DWS Tax-Exempt Portfolio:	Total Aggregated	Unpaid at April 30, 2019
DWS Tax-Exempt Cash Premier Shares	$2,663	$690
DWS Tax-Exempt Money Fund	36,405	6,015
DWS Tax-Free Money Fund Class S	29,938	4,955
Service Shares	67,885	4,268
Tax-Exempt Cash Managed Shares	31,160	3,758
Tax-Free Investment Class	5,004	859
	$173,055	$20,545

In addition, for the year ended April 30, 2019, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,” were as follows:

Sub-Recordkeeping	Total Aggregated
DWS Tax-Exempt Money Fund	$18,316
DWS Tax-Free Money Fund Class S	978
$19,294

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Distributors, Inc. (“DDI”), an affiliate of the Advisor, receives a fee (“Distribution Fee”), calculated as a percentage of average daily net assets for the shares listed in the following table.

28	|	Tax-Free Investment Class

For the year ended April 30, 2019, the Distribution Fee was as follows:

DWS Tax-Exempt Portfolio:	Distribution Fee	Unpaid at April 30, 2019	Annual Rate	Contractual Rate
Service Shares	$161,991	$6,880	.60%	.60%
Tax-Free Investment Class	15,245	1,357	.25%	.25%
	$177,236	$8,237

In addition, DDI provides information and administrative services for a fee (“Service Fee”) for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the year ended April 30, 2019, the Service Fee was as follows:

DWS Tax-Exempt Portfolio:	Service Fee	Unpaid at April 30, 2019	Annual Rate	Contractual Rate
Tax-Exempt Cash Managed Shares	$78,792	$5,641	.15%	.15%
Tax-Free Investment Class	4,269	380	.07%	.07%
	$83,061	$6,021

Typesetting and Filing Service Fees. Under an agreement with the Fund, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the year ended April 30, 2019, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” was as follows:

Fund	Total Aggregated	Unpaid at April 30, 2019
DWS Tax-Exempt Portfolio	$47,887	$21,973

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

Transactions with Affiliates. The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common trustees. During the year ended April 30, 2019, the Fund engaged in securities purchases of $422,475,000 and securities sales of $564,985,000 with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act.

C. Line of Credit

The Fund and other affiliated funds (the “Participants”) share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual

Tax-Free Investment Class	|	29

commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at April 30, 2019.

D. Fund Share Transactions

The following table summarizes share and dollar activity in the Fund:

DWS Tax-Exempt Portfolio

	Year Ended April 30, 2019		Year Ended April 30, 2018
	Shares	Dollars	Shares	Dollars

Shares sold
DWS Tax-Exempt Cash Premier Shares	62,299,935	$62,299,935	67,725,230	$67,725,230
DWS Tax-Exempt Money Fund	34,172,341	34,172,341	51,423,925	51,423,925
DWS Tax-Free Money Fund Class S	11,153,741	11,153,741	13,879,488	13,879,488
Service Shares	53,988,330	53,988,330	81,813,513	81,813,513
Tax-Exempt Cash Managed Shares	286,624,984	286,624,984	326,154,215	326,154,215
Tax-Free Investment Class	11,523,394	11,523,394	9,272,138	9,272,138
Account Maintenance Fees	—	—	—	(100)
		$459,762,725		$550,268,409

Shares issued to shareholders in reinvestment of distributions
DWS Tax-Exempt Cash Premier Shares	537,230	$537,230	394,754	$394,754
DWS Tax-Exempt Money Fund	1,659,886	1,659,886	1,145,507	1,145,507
DWS Tax-Free Money Fund Class S	607,214	607,214	392,467	392,467
Service Shares	108,406	108,406	36,362	36,362
Tax-Exempt Cash Managed Shares	1,638	1,638	1,571	1,571
Tax-Free Investment Class	57,387	57,387	28,002	28,002
		$2,971,761		$1,998,663

30	|	Tax-Free Investment Class

	Year Ended April 30, 2019		Year Ended April 30, 2018
	Shares	Dollars	Shares	Dollars

Shares redeemed
DWS Tax-Exempt Cash Premier Shares	(54,454,045)	$(54,454,045)	(64,594,618)	$(64,594,618)
DWS Tax-Exempt Money Fund	(47,917,455)	(47,917,455)	(59,547,276)	(59,547,276)
DWS Tax-Free Money Fund Class S	(11,058,223)	(11,058,223)	(18,119,437)	(18,119,437)
Service Shares	(82,572,012)	(82,572,012)	(79,236,036)	(79,236,036)
Tax-Exempt Cash Managed Shares	(279,241,365)	(279,241,365)	(342,806,879)	(342,806,879)
Tax-Free Investment Class	(10,712,270)	(10,712,270)	(12,340,478)	(12,340,478)
		$(485,955,370)		$(576,644,724)

Net increase (decrease)
DWS Tax-Exempt Cash Premier Shares	8,383,120	$8,383,120	3,525,366	$3,525,366
DWS Tax-Exempt Money Fund	(12,085,228)	(12,085,228)	(6,977,844)	(6,977,844)
DWS Tax-Free Money Fund Class S	702,732	702,732	(3,847,482)	(3,847,482)
Service Shares	(28,475,276)	(28,475,276)	2,613,839	2,613,839
Tax-Exempt Cash Managed Shares	7,385,257	7,385,257	(16,651,093)	(16,651,093)
Tax-Free Investment Class	868,511	868,511	(3,040,338)	(3,040,338)
Account Maintenance Fees	—	—	—	(100)
		$(23,220,884)		$(24,377,652)

Tax-Free Investment Class	|	31

Report of Independent Registered

Public Accounting Firm

To the Board of Trustees of Cash Account Trust and Shareholders of DWS Tax-Exempt Portfolio:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of DWS Tax-Exempt Portfolio (formerly Deutsche Tax-Exempt Portfolio) (the “Fund”) (one of the funds constituting Cash Account Trust) (the “Trust”), including the investment portfolio, as of April 30, 2019, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Cash Account Trust) at April 30, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are

32	|	Tax-Free Investment Class

required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2019, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.

Boston, Massachusetts

June 19, 2019

Tax-Free Investment Class	|	33

Information About Your Fund’s Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher for the Tax-Free Investment Class. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2018 to April 30, 2019).

The tables illustrate your Fund’s expenses in two ways:

–

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–

Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

34	|	Tax-Free Investment Class

Expenses and Value of a $1,000 Investment for the six months ended April 30, 2019 (Unaudited)

Actual Fund Return	Tax-Free Investment Class
Beginning Account Value 11/1/18	$1,000.00
Ending Account Value 4/30/19	$1,005.40
Expenses Paid per $1,000*	$2.93

Hypothetical 5% Fund Return
Beginning Account Value 11/1/18	$1,000.00
Ending Account Value 4/30/19	$1,021.87
Expenses Paid per $1,000*	$2.96

*

Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratio
Tax-Free Investment Class	.59%

For more information, please refer to the Fund’s prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.

Tax Information	(Unaudited)

Of the dividends paid from net investment income for the taxable year ended April 30, 2019, 100% are designated as exempt interest dividends for federal income tax purposes.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 728-3337.

Tax-Free Investment Class	|	35

Other Information

Proxy Voting

The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings

Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing was filed with the SEC on Form N-Q. Effective from and after the Fund’s first fiscal quarter-end of 2019, Form N-Q is rescinded and will not be filed with the SEC. In addition, each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC’s Web site at sec.gov. The Fund’s portfolio holdings are also posted on dws.com as of each month-end. Please see the Fund’s current prospectus for more information.

36	|	Tax-Free Investment Class

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS Tax-Exempt Portfolio’s (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) in September 2018.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

–	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–

The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received extensive information throughout the year regarding performance of the Fund.

–

The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–

In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the

Tax-Free Investment Class	|	37

Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one- and three-year periods ended December 31, 2017, the Fund’s gross performance (DWS Tax-Exempt Cash Premier Shares) was in the 2nd quartile and 1st quartile, respectively, of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment

38	|	Tax-Free Investment Class

management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2017). Based on Broadridge data provided as of December 31, 2017, the Board noted that the Fund’s total operating expenses (excluding 12b-1 fees and/or shareholder administration fees, if applicable) were higher than the median (4th quartile) of the applicable Broadridge expense universe (less any applicable 12b-1 fees) for the following share classes: Service Shares, DWS Tax-Exempt Cash Premier Shares, Tax Free Investment Class shares, Tax-Exempt Cash Managed Shares, DWS Tax-Exempt Money Fund shares and DWS Tax-Free Money Fund Class S shares. The Board noted the expense limitations agreed to by DIMA. The Board also noted the voluntary fee waivers implemented by DIMA prior to December 31, 2017 to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds”), noting that DIMA indicated that it does not provide services to any other comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment

Tax-Free Investment Class	|	39

management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

40	|	Tax-Free Investment Class

Board Members and Officers

The following table presents certain information regarding the Board Members and Officers of the Fund. Each Board Member’s year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the Fund. Because the Fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period. The Board Members may also serve in similar capacities with other funds in the fund complex.

Independent Board Members
Name, Year of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Keith R. Fox, CFA (1954) Chairperson since 2017, and Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds) (since 1986). Directorships: Progressive International Corporation (kitchen goods importer and distributor); The Kennel Shop (retailer); former Chairman, National Association of Small Business Investment Companies; former Directorships: BoxTop Media Inc. (advertising); Sun Capital Advisers Trust (mutual funds) (2011–2012)	82	—
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996–1998); Executive Vice President and Head of International Banking (1995–1996); former Directorships: Director and Chairman of the Board, Healthways, Inc.[2] (population well-being and wellness services) (2003–2014); Stockwell Capital Investments PLC (private equity); Enron Corporation; FNB Corporation; Tokheim Corporation; First Oak Brook Bancshares, Inc. and Oak Brook Bank; Prisma Energy International; Public Radio International. Not-for-Profit Director/Trustee: Palm Beach Civic Association; Window to the World Communications (public media); Life Director of Harris Theater for Music and Dance (Chicago); Life Director of Hubbard Street Dance Chicago	82	Portland General Electric[2] (utility company) (2003– present)

Tax-Free Investment Class	|	41

Name, Year of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Henry P. Becton, Jr. (1943) Board Member since 1990	Vice Chair and former President, WGBH Educational Foundation. Directorships: Public Radio International; Public Radio Exchange (PRX); The Pew Charitable Trusts (charitable organization); Massachusetts Humane Society; Overseer of the New England Conservatory; former Directorships: Becton Dickinson and Company[2] (medical technology company); Belo Corporation[2] (media company); The PBS Foundation; Association of Public Television Stations; Boston Museum of Science; American Public Television; Concord Academy; New England Aquarium; Mass. Corporation for Educational Telecommunications; Committee for Economic Development; Public Broadcasting Service; Connecticut College; North Bennett Street School (Boston); American Documentary, Inc. (public media)	82	—
Dawn-Marie Driscoll (1946) Board Member since 1987	Emeritus Executive Fellow, Center for Business Ethics, Bentley University; formerly: Partner, Palmer & Dodge (law firm) (1988–1990); Vice President of Corporate Affairs and General Counsel, Filene’s (retail) (1978–1988). Directorships: Advisory Board, Center for Business Ethics, Bentley University; Trustee and former Chairman of the Board, Southwest Florida Community Foundation (charitable organization); former Directorships: ICI Mutual Insurance Company (2007–2015); Sun Capital Advisers Trust (mutual funds) (2007–2012), Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)	82	—
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor of Finance, The Wharton School, University of Pennsylvania (since July 1972); Director, The Wharton Financial Institutions Center (since 1994); formerly: Vice Dean and Director, Wharton Undergraduate Division (1995–2000) and Director, The Lauder Institute of International Management Studies (2000–2006); Member FDIC Systemic Risk Advisory Committee since 2011, member Systemic Risk Council since 2012 and member of the Advisory Board at the Yale Program on Financial Stability since 2013; Formerly Co-Chair of the Shadow Financial Regulatory Committee (2003–2015), Executive Director of The Financial Economists Roundtable (2008–2015), Director of The Thai Capital Fund (2007–2013), Director of The Aberdeen Singapore Fund (2007–2018), and Nonexecutive Director of Barclays Bank DE (2010–2018)	82	Director, Aberdeen Japan Fund (since 2007)

42	|	Tax-Free Investment Class

Name, Year of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
William McClayton (1944) Board Member since 2004	Private equity investor (since October 2009); previously, Managing Director, Diamond Management & Technology Consultants, Inc. (global consulting firm) (2001–2009); Directorship: Board of Managers, YMCA of Metropolitan Chicago; formerly: Senior Partner, Arthur Andersen LLP (accounting) (1966–2001); Trustee, Ravinia Festival	82	—
Rebecca W. Rimel (1951) Board Member since 1995	President, Chief Executive Officer and Director, The Pew Charitable Trusts (charitable organization) (1994–present); formerly: Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983–2004); Board Member, Investor Education (charitable organization) (2004–2005); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001–2007); Director, Viasys Health Care[2] (January 2007–June 2007); Trustee, Thomas Jefferson Foundation (charitable organization) (1994–2012)	82	Director, Becton Dickinson and Company[2] (medical technology company) (2012– present); Director, BioTelemetry Inc.[2] (health care) (2009– present)
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation[2] (telecommunications) (November 1989–September 2003); Trustee, Sun Capital Advisers Trust (mutual funds) (1998–2012)	82	—
Jean Gleason Stromberg (1943) Board Member since 1997	Retired. Formerly, Consultant (1997–2001); Director, Financial Markets U.S. Government Accountability Office (1996–1997); Partner, Norton Rose Fulbright, L.L.P. (law firm) (1978–1996); former Directorships: The William and Flora Hewlett Foundation (charitable organization) (2000–2015); Service Source, Inc. (nonprofit), Mutual Fund Directors Forum (2002–2004), American Bar Retirement Association (funding vehicle for retirement plans) (1987–1990 and 1994–1996)	82	—

Officers[4]
Name, Year of Birth, Position with the Fund and Length of Time Served[5]	Business Experience and Directorships During the Past Five Years
Hepsen Uzcan[6] (1974) President and Chief Executive Officer, 2017–present	Managing Director,[3] DWS; Secretary, DWS USA Corporation (since March 2018); Assistant Secretary, DWS Distributors, Inc. (since June 25, 2018); Director and Vice President, DWS Service Company (since June 25, 2018); Assistant Secretary, DWS Investment Management Americas, Inc. (since June 25, 2018); and Director and President, DB Investment Managers, Inc. (since June 25, 2018); formerly: Vice President for the Deutsche funds (2016–2017); Assistant Secretary for the DWS funds (2013–2019)

Tax-Free Investment Class	|	43

Name, Year of Birth, Position with the Fund and Length of Time Served[5]	Business Experience and Directorships During the Past Five Years
John Millette[8] (1962) Vice President and Secretary, 1999–present	Director,[3] DWS; Chief Legal Officer, DWS Investment Management Americas, Inc. (2015–present); and Director and Vice President, DWS Trust Company (2016–present); formerly: Secretary, Deutsche Investment Management Americas Inc. (2015–2017)
Diane Kenneally[8,9] (1966) Chief Financial Officer and Treasurer, since 2018	Director,[3] DWS; formerly: Assistant Treasurer for the DWS funds (2007–2018)
Paul Antosca[8] (1957) Assistant Treasurer, 2007–present	Director,[3] DWS
Sheila Cadogan[8] (1966) Assistant Treasurer, 2017–present	Director,[3] DWS; Director and Vice President, DWS Trust Company (since 2018)
Scott D. Hogan[8] (1970) Chief Compliance Officer, 2016–present	Director,[3] DWS
Caroline Pearson[8] (1962) Chief Legal Officer, 2010–present	Managing Director,[3] DWS; formerly: Secretary, Deutsche AM Distributors, Inc. (2002–2017); and Secretary, Deutsche AM Service Company (2010–2017)
Wayne Salit[7] (1967) Anti-Money Laundering Compliance Officer, 2014–present	Director,[3] Deutsche Bank; and AML Officer, DWS Trust Company; formerly: Managing Director, AML Compliance Officer at BNY Mellon (2011–2014); and Director, AML Compliance Officer at Deutsche Bank (2004–2011)
Ciara Crawford[10] (1984) Assistant Secretary, since February 8, 2019	Associate, DWS (since 2015); previously, Legal Assistant at Accelerated Tax Solutions.

[1]	The length of time served represents the year in which the Board Member joined the board of one or more DWS funds currently overseen by the Board.

[2]	A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

[3]	Executive title, not a board directorship.

[4]

As a result of their respective positions held with the Advisor or its affiliates, these individuals are considered “interested persons” of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the Fund.

[5]	The length of time served represents the year in which the officer was first elected in such capacity for one or more DWS funds.

[6]	Address: 345 Park Avenue, New York, NY 10154.

[7]	Address: 60 Wall Street, New York, NY 10005.

[8]	Address: One International Place, Boston, MA 02110.

[9]	Appointed Treasurer and Chief Financial Officer effective July 2, 2018.

[10]	Address: 5022 Gate Parkway, Suite 400, Jacksonville, FL 32256.

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 728-3337.

44	|	Tax-Free Investment Class

Notes

Notes

Notes

CATTEP-2

(R-027592-8 6/19)

ITEM 2.	CODE OF ETHICS

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

The fund’s audit committee is comprised solely of trustees who are "independent" (as such term has been defined by the Securities and Exchange Commission ("SEC") in regulations implementing Section 407 of the Sarbanes-Oxley Act (the "Regulations")). The fund’s Board of Trustees has determined that there are several "audit committee financial experts" (as such term has been defined by the Regulations) serving on the fund’s audit committee including Mr. William McClayton, the chair of the fund’s audit committee. An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933 and the designation or identification of a person as an “audit committee financial expert” does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Cash Account trust: DWS Government & Agency Portfolio

form n-csr disclosure re: AUDIT FEES

The following table shows the amount of fees that Ernst & Young LLP (“EY”), the Fund’s Independent Registered Public Accounting Firm, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that EY provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended April 30,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2019	$88,464	$0	$8,323	$0
2018	$88,464	$0	$8,323	$0

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by EY to DWS Investment Management Americas, Inc. (“DIMA” or the “Adviser”), and any entity controlling, controlled by or under common control with DIMA (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended April 30,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2019	$0	$372,661	$0
2018	$0	$208,775	$0

The above “Tax Fees” were billed in connection with tax compliance services and agreed upon procedures.

Non-Audit Services

The following table shows the amount of fees that EY billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that EY provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from EY about any non-audit services that EY rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating EY’s independence.

Fiscal Year Ended March 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2019	$8,323	$372,661	$513,130	$894,114
2018	$8,323	$208,775	$0	$217,098

All other engagement fees were billed for services in connection with agreed upon procedures and tax compliance for DIMA and other related entities.

Audit Committee Pre-Approval Policies and Procedures. Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000. All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, substantially all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm.

***

In connection with the audit of the 2018 and 2019 financial statements, the Fund entered into an engagement letter with EY. The terms of the engagement letter required by EY, and agreed to by the Audit Committee, include a provision mandating the use of mediation and arbitration to resolve any controversy or claim between the parties arising out of or relating to the engagement letter or services provided thereunder.

***

Pursuant to PCAOB Rule 3526, EY is required to describe in writing to the Fund’s Audit Committee, on at least an annual basis, all relationships between EY, or any of its affiliates, and the DWS Funds, including the Fund, or persons in financial reporting oversight roles at the DWS Funds that, as of the date of the communication, may reasonably be thought to bear on EY’s independence. Pursuant to PCAOB Rule 3526, EY has reported the matters set forth below that may reasonably be thought to bear on EY’s independence. With respect to each reported matter, individually and in the aggregate, EY advised the Audit Committee that, after careful consideration of the facts and circumstances and the applicable independence rules, it concluded that the matters do not and will not impair EY’s ability to exercise objective and impartial judgement in connection with the audits of the financial statements for the Fund and a reasonable investor with knowledge of all relevant facts and circumstances would conclude that EY has been and is capable of exercising objective and impartial judgment on all issues encompassed within EY’s audit engagements. EY also confirmed to the Audit Committee that it can continue act as the Independent Registered Public Accounting Firm for the Fund.

•	EY advised the Fund’s Audit Committee that various covered persons within EY’s affiliates held investments in, or had other financial relationships with, entities within the DWS Funds “investment company complex” (as defined in Regulation S-X) (the “DWS Funds Complex”). EY informed the Audit Committee that these investments and financial relationships were inconsistent with Rule 2-01(c)(1) of Regulation S-X. EY reported that all breaches have been resolved and that none of the breaches involved any investments in the Fund or any professionals who were part of the audit engagement team for the Fund or in a position to influence the audit engagement team. In addition, EY noted that the independence breaches did not (i) create a mutual or conflicting interest with the Fund, (ii) place EY in the position of auditing its own work, (iii) result in EY acting as management or an employee of the Fund, or (iv) place EY in a position of being an advocate of the Fund.
•	EY advised the Fund’s Audit Committee of certain lending relationships of EY with owners of greater than 10% of the shares of certain investment companies within the DWS Funds Complex that EY had identified as inconsistent with Rule 2-01(c)(l)(ii)(A) of Regulation S-X (referred to as the “Loan Rule”). The Loan Rule specifically provides that an accounting firm would not be independent if it receives a loan from a lender that is a record or beneficial owner of more than ten percent of an audit client’s equity securities. For purposes of the Loan Rule, an audit client includes the Fund as well as all other investment companies in the DWS Funds Complex. EY’s lending relationships affect EY’s independence under the Loan Rule with respect to all investment companies in the DWS Funds Complex.

EY stated its belief that, in each lending relationship, the lender is or was not able to impact the impartiality of EY or assert any influence over the investment companies in the DWS Funds Complex whose shares the lender owns or owned, or the applicable investment company’s investment adviser. In addition, on June 20, 2016, the SEC Staff issued a “no-action” letter to another mutual fund complex, Fidelity Management & Research Company et al., SEC Staff No-Action Letter (June 20, 2016) (the “Fidelity Letter”), related to similar Loan Rule issues as those described above. In the Fidelity Letter, the SEC Staff confirmed that it would not recommend enforcement action against an investment company that relied on the audit services performed by an audit firm that was not in compliance with the Loan Rule in certain specified circumstances. With respect to each lending relationship identified by EY, the circumstances described in the Fidelity Letter appear to be substantially similar to the circumstances that affected EY’s independence under the Loan Rule with respect to the Fund, and, in each case, EY confirmed to the Audit Committee that it meets the conditions of the Fidelity Letter.

Cash Account trust: DWS Tax Exempt Portfolio

form n-csr disclosure re: AUDIT FEES

The following table shows the amount of fees that Ernst & Young LLP (“EY”), the Fund’s Independent Registered Public Accounting Firm, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that EY provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended April 30,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2019	$90,534	$0	$7,435	$0
2018	$90,534	$0	$7,435	$0

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by EY to DWS Investment Management Americas, Inc. (“DIMA” or the “Adviser”), and any entity controlling, controlled by or under common control with DIMA (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended April 30,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2019	$0	$372,661	$0
2018	$0	$208,775	$0

The above “Tax Fees” were billed in connection with tax compliance services and agreed upon procedures.

Non-Audit Services

The following table shows the amount of fees that EY billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that EY provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from EY about any non-audit services that EY rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating EY’s independence.

Fiscal Year Ended March 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2019	$7,435	$372,661	$513,130	$893,226
2018	$7,435	$208,775	$0	$216,210

All other engagement fees were billed for services in connection with agreed upon procedures and tax compliance for DIMA and other related entities.

Audit Committee Pre-Approval Policies and Procedures. Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000. All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, substantially all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm.

***

In connection with the audit of the 2018 and 2019 financial statements, the Fund entered into an engagement letter with EY. The terms of the engagement letter required by EY, and agreed to by the Audit Committee, include a provision mandating the use of mediation and arbitration to resolve any controversy or claim between the parties arising out of or relating to the engagement letter or services provided thereunder.

***

Pursuant to PCAOB Rule 3526, EY is required to describe in writing to the Fund’s Audit Committee, on at least an annual basis, all relationships between EY, or any of its affiliates, and the DWS Funds, including the Fund, or persons in financial reporting oversight roles at the DWS Funds that, as of the date of the communication, may reasonably be thought to bear on EY’s independence. Pursuant to PCAOB Rule 3526, EY has reported the matters set forth below that may reasonably be thought to bear on EY’s independence. With respect to each reported matter, individually and in the aggregate, EY advised the Audit Committee that, after careful consideration of the facts and circumstances and the applicable independence rules, it concluded that the matters do not and will not impair EY’s ability to exercise objective and impartial judgement in connection with the audits of the financial statements for the Fund and a reasonable investor with knowledge of all relevant facts and circumstances would conclude that EY has been and is capable of exercising objective and impartial judgment on all issues encompassed within EY’s audit engagements. EY also confirmed to the Audit Committee that it can continue act as the Independent Registered Public Accounting Firm for the Fund.

•	EY advised the Fund’s Audit Committee that various covered persons within EY’s affiliates held investments in, or had other financial relationships with, entities within the DWS Funds “investment company complex” (as defined in Regulation S-X) (the “DWS Funds Complex”). EY informed the Audit Committee that these investments and financial relationships were inconsistent with Rule 2-01(c)(1) of Regulation S-X. EY reported that all breaches have been resolved and that none of the breaches involved any investments in the Fund or any professionals who were part of the audit engagement team for the Fund or in a position to influence the audit engagement team. In addition, EY noted that the independence breaches did not (i) create a mutual or conflicting interest with the Fund, (ii) place EY in the position of auditing its own work, (iii) result in EY acting as management or an employee of the Fund, or (iv) place EY in a position of being an advocate of the Fund.
•	EY advised the Fund’s Audit Committee of certain lending relationships of EY with owners of greater than 10% of the shares of certain investment companies within the DWS Funds Complex that EY had identified as inconsistent with Rule 2-01(c)(l)(ii)(A) of Regulation S-X (referred to as the “Loan Rule”). The Loan Rule specifically provides that an accounting firm would not be independent if it receives a loan from a lender that is a record or beneficial owner of more than ten percent of an audit client’s equity securities. For purposes of the Loan Rule, an audit client includes the Fund as well as all other investment companies in the DWS Funds Complex. EY’s lending relationships affect EY’s independence under the Loan Rule with respect to all investment companies in the DWS Funds Complex.

EY stated its belief that, in each lending relationship, the lender is or was not able to impact the impartiality of EY or assert any influence over the investment companies in the DWS Funds Complex whose shares the lender owns or owned, or the applicable investment company’s investment adviser. In addition, on June 20, 2016, the SEC Staff issued a “no-action” letter to another mutual fund complex, Fidelity Management & Research Company et al., SEC Staff No-Action Letter (June 20, 2016) (the “Fidelity Letter”), related to similar Loan Rule issues as those described above. In the Fidelity Letter, the SEC Staff confirmed that it would not recommend enforcement action against an investment company that relied on the audit services performed by an audit firm that was not in compliance with the Loan Rule in certain specified circumstances. With respect to each lending relationship identified by EY, the circumstances described in the Fidelity Letter appear to be substantially similar to the circumstances that affected EY’s independence under the Loan Rule with respect to the Fund, and, in each case, EY confirmed to the Audit Committee that it meets the conditions of the Fidelity Letter.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio, each a series of Cash Account Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	7/2/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	7/2/2019

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	7/2/2019